As filed with the Securities and Exchange Commission on April 16, 2025

Registration Nos. 002-89550; 811-03972

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 66 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 76 ☒

(Check appropriate box or boxes)

FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO OF AMERICA
(Exact Name of Registrant)

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
(Name of Depositor)

8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Offices)

(303) 737-3000
(Depositor’s Telephone Number)

J.D. Kreider
Senior Vice President
Empower Annuity Insurance Company of America
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208

Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
x	on May 1, 2025, pursuant to paragraph (b)
60 days after filing, pursuant to paragraph (a)(1)
on (date), pursuant to paragraph (a)(1) of Rule 485 under the Securities Act
If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

FUTUREFUNDS SERIES ACCOUNT
of Empower Annuity Insurance Company of America
GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
Distributed by
Empower Financial Services, Inc.
8515 East Orchard Road, Greenwood Village, Colorado 80111
(800) 701-8255
This Prospectus describes a group flexible premium deferred fixed and variable annuity contract (“Group Contract”), offered by Empower Annuity Insurance Company of America (“we,” “us,” “the Company” or “Empower”). The Group Contract is designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), as well as for certain non-qualified plans. The Group Contract provides a variable annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. Various Fixed Options have been made available under the Group Contract, but they are not securities and not subject to review by the Securities and Exchange Commission. Please contact the Group Contractowner for any information and/or disclosures regarding the specific Fixed Option available under your Group Contract. Empower Financial Services, Inc. (“Empower Financial Services”) is the principal underwriter and distributor of the Group Contracts. Empower issues the Group Contracts in connection with the following retirement plans (“Plans”):
•pension or profit-sharing plans described in Code Section 401(a) (“401(a) Plans”);
•cash or deferred profit sharing plans described in Code Section 401(k) (“401(k) Plans”);
•tax-sheltered or tax-deferred annuities described in Code Section 403(b) (“403(b) Plans”);
•deferred compensation plans described in Code Section 457(b) or (f) (“457(b) or (f) Plans”);
•qualified governmental excess benefit plans described in Code Section 415(m) (“415(m) Plans”); and
•non-qualified deferred compensation plans (“NQDC Plans”).
Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans listed above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations, or certain employee associations, as applicable (“Group Contractowner”).
We will establish a Participant annuity account (“Participant Annuity Account”) in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.
Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Group Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.
YOU MAY CANCEL YOUR INTEREST IN THE GROUP CONTRACT WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES. In some states, this cancellation period may be longer. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or (2) your Participant Annuity Account Value. Some states may require a return of Contribution. You should review this Prospectus, or consult with your Group Contractowner for additional information about the specific cancellation terms that apply. (See “Free Look Period” later in this Prospectus.)
We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions. The Group Contract is not available in all states.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at http://www.investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
Prospectus Dated: May 1, 2025
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Table of Contents

Section	Page
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iii

Definitions
The defined terms set out in this Prospectus also appear in and apply to the related Statement of Additional Information (SAI).
Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you may make Contributions to the Group Contract.
Accumulation Unit: The accounting measure described in the Group Contract, and we use to determine your Variable Account Value during the Accumulation Period.
Administrative Offices: The Administrative Offices of Empower, located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.
Amendment Rider: GAC Amend 07 Amendment Rider, which offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge.
Annuity Commencement Date: The date annuity payments begin under an annuity payment option.
Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.
Contribution(s): Purchase payments, eligible rollovers, Transfers, payroll deductions, and other amounts we receive under the Group Contract on your behalf and allocate to a Participant Annuity Account.
Eligible Fund: A mutual fund, unit investment trust, or other investment portfolio in which an Investment Division invests all of its assets.
Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.
Fixed Options: Investment options that provide a fixed rate of return, and to which you can allocate Contributions or make Transfers. Your interests in the Fixed Options are not securities, are not subject to review by the SEC, and are described in another disclosure document. Please consult with the Group Contractowner for more information about the Fixed Options. A Fixed Option may be referred to as “Fixed Account” in your Contract.
Group Contract: An agreement between Empower and the Group Contractowner providing a group flexible premium deferred fixed and/or variable annuity issued in connection with certain retirement Plans.
Group Contractowner: Depending on the type of Plan and the employer’s involvement, the Group Contractowner will be an employer, Plan trustee, certain employer associations, or certain employee associations.
Guaranteed Account Value: The sum of the values of each of your Guaranteed Sub-Accounts.
Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.
Investment Division: The Series Account is divided into Investment Divisions, each of which contains shares of an Eligible Fund. There is an Investment Division for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds. Investment Divisions may be also referred to as “sub-accounts” or “divisions” in the Prospectus, SAI, or Series Account financial statements.
Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.
Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.
Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.
Premium Tax: The amount of tax, if any, charged by a state or other government authority in connection with the Group Contract.
Request: Any request, either written, by telephone, or computerized, which is in a form satisfactory to Empower and received at our Administrative Offices.
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Series Account: FutureFunds Series Account, a separate account established by Empower to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and consists of the individual Investment Divisions.
Spouse: A person recognized as a “spouse” under federal law. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.
Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.
Valuation Date: The date on which we calculate the Accumulation Unit value of each Investment Division. This calculation is made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Valuation Period: The period between two successive Valuation Dates.
Variable Account Value: The total value of your Variable Sub-Accounts.
Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.
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Key Information
Important Information You Should Consider About the Group Contract

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals
The amount of charges for early withdrawals depends on the type of Plan and the Group Contract in which you participate. The contingent deferred sales charge (CDSC) is a percentage of the amounts you withdraw. There are seven different levels of the CDSC and each level has different charge structure. For Level 3 Group Contracts, the CDSC may be assessed up to 14 years. Although each level charges different percentage, the CDSC will not exceed 8.5%.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
Charges and Deductions
Transaction Charges
In addition to surrender charges, you also may be charged for other transactions. You may have to pay a CDSC upon a partial withdrawal. State premium tax and early distribution penalty taxes may apply in certain circumstances.
Fee Table; Charges and Deductions; and Federal Tax Consequences
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect Plan or custodian fees that are paid from Participant Annuity Account Values. If such charges were reflected, the fees and expenses would be higher.
Fee Table; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Group Contract Level)	1.00%[1]	1.25%[2]
	Investment options (Portfolio fees and expenses)[3]	0.50%	1.78%
	Optional Amendment Rider available for Level 6 and Level 7 Group Contracts[4]	N/A	N/A

1As a percentage of Participant Annuity Account Value. Includes Mortality and Expense Risk Charge.
2As a deduction in the Net Investment Factor. Includes Mortality and Expense Risk Charge.
3As a percentage of Portfolio Assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2024, and will vary from year to year.
4If Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

Because your Group Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Group Contract, the following tables shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

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	Lowest Annual Cost: $1,393	Highest Annual Cost: $2,614

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Other Plan or Custodian Charges	Any Plan or custodian fees. These fees would be Plan-specific		Custodian and Other Plan Fees and Charges

RISKS	LOCATION IN PROSPECTUS
Risk of Loss
You can lose money by investing in the Group Contract. We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.
Principal Risks of Investing in the Group Contract: "Investment Option Investment Risk”
Not a Short-Term Investment
The Group Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Group Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Group Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Group Contract, you should consider whether investing purchase payments in the Group Contract is consistent with the purpose for which the investment is being considered.
Principal Risks of Investing in the Group Contract: “Short-Term Investment Risk”
Risks Associated with Investment Options
An investment in the Group Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Group Contract (e.g., Eligible Funds). Each investment option will have its own unique risks. You should review these investment options before making an investment decision.
Principal Risks of Investing in the Group Contract: "Investment Option Investment Risk”
Insurance Company Risks
An investment in the Group Contract is subject to the risks related to us, as the Depositor. Any obligations (including under the Fixed Options), guarantees, and benefits of the Group Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Empower Annuity Insurance Company of America, including our financial strength ratings, is available by contacting us at 1-303-737-3000.
Principal Risks of Investing in the Group Contract; “Insurance Company Financial Strength Risk”
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RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan.
We reserve the right to discontinue or substitute any Eligible Fund as an investment option that is available under the Group Contract.
We reserve the right to reject or restrict transfers if we determine that transfers reflect excessive frequent trading or a market timing strategy, or we are required to reject or restrict transfers by the applicable Eligible Fund.
Investments of The Series Account: “The Eligible Funds”; Rights Reserved by Empower: “Addition, Deletion or Substitution of Eligible Funds”; The Accumulation Period: “Market Timing & Excessive Trading”
Optional Benefits
Amendment Rider offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge. If the Amendment Rider is selected and the Participant dies prior to the Annuity Commencement Date, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes. Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.
Loans are allowed under the Contract if permitted by the Plan. Consult your Plan sponsor. No interest is charged on loans.
Death Benefit; CDSC; Loans
TAXES	LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Group Contract.
•There is no additional tax benefit if you purchase the Group Contract through a tax-qualified plan or individual retirement account (IRA).
•Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59  1/2.
Federal Tax Consequences
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation for selling this Group Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Group Contract over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Group Contracts (Underwriters) (in the Statement of Additional Information (SAI)
Exchanges
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
Purchasing Interest in the Group Contract

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Overview of the Group Contract
Purpose of the Group Contract. The Group Contract provides a variable annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. It is designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Code as well as for certain non-qualified plans. It is not intended for people who may need to make early or frequent withdrawals and may not be appropriate for you if you do not have a long-term investment horizon.
Phases of the Contract. The Group Contract has two phases, the Accumulation Period and the annuity period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts. Your Guaranteed Accounts will be allocated to Fixed Options that provide a fixed rate of return. Your Variable Account Value is allocated to one or more Investment Divisions, each of which contains shares of an Eligible Fund, and will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds. A list of Eligible Funds in which you can invest is provided in Appendix A: Eligible Funds Under the Group Contract.
During the annuity period (after annuitization), there are six different payment options you can choose from which are: (1) Life Annuity, (2) Life Annuity with Payments Guaranteed for Designated Periods, (3) Joint and One-Half Survivor, (4) Income of Specified Amount, (5) Income for Specified Period, and (6) Systematic Withdrawal Payment Option. Description of each annuity payment option is provided in the “Annuity Period” section of this Prospectus. After annuitization, the Death Benefit in this Prospectus will no longer apply.
Contract Features. Below is a brief summary of the Group Contract’s primary features and options.
Death Benefit. If you die before the Annuity Commencement Date, death benefit, which may vary depending on when you die, will be paid to your beneficiary.
Rebalancer Option. Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. You may select to reallocate your Variable Account Value to maintain your desired asset allocation. For more information on investment professional compensation, please refer to the “Rebalancer” section of this Prospectus.
Periodic Payment Options. You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. You may choose to receive periodic payments from the following payment options: (1) Income for a specified period, (2) income of a specified amount, (3) interest only, (4) minimum distribution. Description of each periodic payment option is provided in “Period Payment Options” section of this Prospectus.
Tax Treatment. You can transfer money among Investment Divisions without tax implications, and earnings (if any) on your investments are generally tax-deferred. Before the annuity period, you can withdraw money from your contract at any time. Taxes may be due if you take a distribution. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59 1/2.
Withdrawals. During the Accumulation Phase, you may, under some Plans, withdraw all or part of your Participant Annuity Account Value. Amounts withdrawn may be subject to a CDSC, other deductions, tax withholding and taxation.
Loans. Loans are allowed under the Group Contract if permitted under the Plan and the Code. See more detail under the section “Loans” later in this Prospectus.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Group Contract or making withdrawals from the Group Contract. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as Plan or custodial fees that are Plan specific, and if such costs were reflected the fees would be higher. Depending on the type of charge, these may reduce your Participant Annuity Account Value and/or could have tax consequences. See the Section “Custodian and Other Plan Fees and Charges” under “Charges and Deductions” later in this Prospectus.
The first table describes the fees and expenses that you will pay at the time that you buy the Group Contract, surrender or make withdrawals from the Group Contract, or transfer Contract value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
CDSC (as a percentage of amount distributed)[1]	Maximum
8.5% [1]
Transfer Fee	None [2]
Premium Tax Charge	Maximum 3.5% [3]
(1)The CDSC will be based upon the Level applicable to your Group Contract. Under the applicable level, the CDSC is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the CDSC charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all CDSC under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract Levels for the CDSC and circumstances in which a CDSC “free amount” may apply, please see the discussion below.
(2)Currently there is no limit on the number of Transfers you make among Investment Divisions each year, however, we reserve the right reserve the right to limit the number of Transfers you make.
(3)Premium Tax charge, ranging from 0.00% to 3.50%, may apply upon full surrender or annuitization.
The next table describes the fees and expenses that you will pay each year during the time you own the Group Contract (not including Eligible Fund fees and expenses).
Annual Group Contract Expenses

Administrative Expenses	$30.00
Base Group Contract Expenses (as percentage of average account value)	1.00% or 1.25% [1]
(1)We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. A complete list of Eligible Funds available under the Group Contract, including their annual expenses, may be found at the back of this document in Appendix A.

Annual Portfolio Company Expenses	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.50%	1.78%[2]
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(1)Several of the Eligible Funds (the Empower Profile Funds and the Empower Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Empower Funds, Inc. funds, portfolios in the same group of investment companies as the Empower Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Empower Profile Funds and the Empower Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Empower Profile Funds and the Empower Lifetime Funds as a result of their investment in shares of one or more Underlying Portfolios.
(2)The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.
Example
This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s administrative transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or other Plan fees and charges that are Plan- specific, and that if such fees and charges were reflected the cost would be higher. Depending on the type of charge, these may reduce your Participant Annuity Account Value and/or could have tax consequences. See the section “Custodian and Other Plan Fees and Charges” under “Charges and Deductions” later in this Prospectus.
The Example assumes that you invest $100,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1.If you surrender your Group Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$10,942	$17,714	$24,739	$42,596
2.If you annuitize your Contract or do not surrender your Group Contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$3,136	$9,582	$16,269	$34,099
The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death, or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.
The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.
Principal Risks of Investing in the Group Contract
Short-Term Investment Risk. The Group Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Group Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Option Investment Risk. You bear the risk of any decline in the Variable Account Value of your contract resulting from the performance of the Eligible Funds you have chosen. The Variable Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Eligible Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Group Contract. The investment risks are described in the prospectuses for the Eligible Fund.
Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise.
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Withdrawal Risk. Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59  1∕2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year.
Business Continuity Risk. Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Cyber Security Risk. Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Group Contractowner or Participant information, and unintentional events and occurrences. Such system failures, cyber- attacks, and similar incidents or events affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Participant Annuity Account Value. For instance, system failures, cyber- attacks, and similar incidents or events may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Group Contractowner, Participant, or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Eligible Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Group Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Cessation of Contributions and Contract Termination. Either the Group Contractowner or Empower may determine that no more contributions or Transfers will be permitted upon notice to the other party. In addition, the Group Contractowner may terminate the Contract. Contract Termination may occur due to termination of the Plan or due to Contract Conversion, provided an Amendment Rider is attached to the Contract. For details see the sections “Cessation of Contributions,” “Contract Termination Due To Plan Termination” and “Contract Termination Due To Contract Conversion,” later in this Prospectus.
If the Group Contractowner terminates the Contract: all benefits, rights and privileges provided by the Contract shall terminate, unless the Group Contractowner elects the termination that provides for Empower to maintain Participant Annuity Accounts.
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Empower Annuity Insurance Company of America
Empower Annuity Insurance Company of America is a stock life insurance company authorized to engage in the sale of life insurance, accident and health insurance, and annuities. Empower issues the Group Contracts described in this Prospectus and has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.
We encourage both existing and prospective Group Contractowners and Participants to read and understand our financial statements.
FutureFunds Series Account
We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the 1940 Act, as a unit investment trust. This registration does not involve supervision of the Series Account or Empower by the SEC.
The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains, or losses of any other Investment Division and without regard to any other business Empower may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Empower may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of Empower.
The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. We may or may not make additional Investment Divisions available to Group Contractowners in the future based on our assessment of marketing needs and investment conditions.
Investments of the Series Account
The Eligible Funds
Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.
Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds. Appendix A gives a complete list of all the Eligible Funds under the Group Contract.
Insurance-Dedicated Eligible Funds
Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts. Such Eligible Funds are often referred to as “Insurance Dedicated,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought by other insurance companies for their variable annuity contracts.
Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Insurance Dedicated Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Insurance Dedicated Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Insurance Dedicated Eligible Funds may differ substantially.
Public Eligible Funds
Some of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public, and please view “Appendix B: Public Eligible Funds” for the list of the public Eligible Funds.
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Payments We Receive
Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets we hold in that Eligible Fund. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.60% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, other compensation may come from Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. The combined compensation to Empower Financial Services (12b-1 fees) and us (administration related service fees) generally ranges up to 0.85% annually of Series Account assets invested in an Eligible Fund.
Reinvestment and Redemption
All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.
The Group Contracts
Group Contract Availability
The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Group Contract in connection with:
•401(a) Plans;
•401(k) Plans;
•403(b) Plans;
•457(b) or (f) Plans;
•415(m) Plans; and
•NQDC Plans.
The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.
Purchasing an Interest in the Group Contract
Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the Plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable, or an Empower Financial Services representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the Plan and the Group Contract.
Other enrollment options, like online enrollment or automatic enrollment, may be available. Please check with the Group Contractowner for more information.
Contributions
Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. If the Group Contractowner’s report does not match the Contributions received and the inconsistency is not resolved within a period of time required under the law, Empower will return the Contribution to the payor.
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Participant Annuity Account
When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through our automated voice responses phone system, the Internet, customer service phone representative or other methods we make available from time to time.
Subject to the terms of your Group Contract, if the Group Contractowner has elected to be billed for fees and charges under the Group Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Group Contractowner, in accordance with terms of the Plan, may instruct Empower to debit Participant Annuity Accounts in the amount of the invoice not paid. Empower may continue to deduct charges and fees quarterly from Participant Annuity Accounts unless the Group Contractowner provides Empower with written instructions to reinitiate billing.
Assignments and Transfers
In general, the interest of any Participant or Group Contractowner may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated by any of them.
Accumulation Period
Participant Enrollment Form and Initial Contribution
If your Participant enrollment form is complete, within two business days of receipt at our Administrative Offices, we will allocate your initial Contributions to Investment Divisions pursuant to your instructions. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information and allocate the Contributions. Note, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will follow allocation direction provided by the Group Contractowner (if any). If the Group Contractowner does not provide direction or we do not obtain missing information from you or the Group Contractowner, we will return the Contributions to you or the Group Contractowner.
Free Look Period
Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Empower within 10 days after Empower receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value, although some states may require that the full amount of your Contribution be returned.
Subsequent Contributions
We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.
You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your Request at our Administrative Offices. Once changed, those allocation instructions will be effective for all subsequent Contributions.
Participant Annuity Account Value
Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.
Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution or Transfer to an Investment Division, less any applicable Premium Tax, by that Investment Division’s Accumulation Unit value. The number of Accumulation Units for the Investment Division will decrease for charges deducted, Transfers, withdrawals, or loans (if available). We determine the Accumulation Unit value on each Valuation Date.
We calculate each Investment Division’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix C: Calculation of Net Investment Factor. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.
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The value of an Investment Division’s assets is determined at the end of each Valuation Date.
Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.
Requesting Transfers
There is no charge for Transfers. Prior to your Annuity Commencement Date, you can Transfer all or a portion of your Participant Annuity Account Value among the Investment Divisions and the Fixed Options by Request, subject to the limitations of your Group Contract. Transfers into and out of certain of the Fixed Options may be subject to limitations. Please see your Group Contract for more information.
Your Request must specify:
•the amounts being transferred
•the Investment Division(s) or Fixed Options from which the Transfer is to be made; and
•the Investment Division(s) or Fixed Options that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make.
You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine, such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet Requests we reasonably believe to be genuine.
We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, at our discretion.
A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which you must bear.
Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.
Market Timing and Excessive Trading
The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund’s portfolio securities and the reflection of that change in the Eligible Fund’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant’s trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Empower will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.
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If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).
Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.
Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. A Plan sponsor may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and either more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you with respect to that Eligible Fund.
Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in each Eligible Fund’s current prospectus.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant’s Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.
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Please note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. The purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one Investment Division, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Division to any other Investment Division. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.
You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.
If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub- Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.
Dollar cost averaging Transfers must meet the following conditions:
•The minimum amount that can be Transferred out of an Investment Division is $100 per month; and
•You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate dollar cost averaging at any time at our discretion.
Rebalancer
There is no charge for participation in the Rebalancer option.
Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.
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On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions or cancel the Rebalancer option at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.
Rebalancer Transfers must meet the following conditions:
•Your entire Variable Account Value must be included;
•You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division; and
•You must specify the frequency of rebalancing.
You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.
Loans
Loans are not addressed in the Group Contract. However, loans are available if and to the extent permitted by the Plan. No interest is charged on loans.
•Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•Loans may be available under 401(a), 401(k), 403(b), or governmental 457(b) Plans.
•Consult your employer or Group Contractowner, as the case may be, for complete details.
Total and Partial Withdrawals
You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date, subject to any limitations or restrictions contained in the Code or your Plan.
Requests for a partial withdrawal within 30 days prior to the Annuity Commencement Date may delay the Annuity Commencement Date by up to 30 days. A Request for partial withdrawal must be in writing and must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made. If your instructions are not clear, your Request will be denied and will not be processed.
The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request, or the Valuation Date on which we receive the Request at our Administrative Offices.
We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET that Business Day. If we receive your Request at or after 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET on the following Business Day.
Generally, we will pay withdrawal proceeds attributable to the Investment Divisions within seven days of the Valuation Date on which we process your Request, although payment may be postponed for a period in excess of seven days as permitted by the 1940 Act. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.
After a total withdrawal of your Participant Annuity Account Value, or at any time such value is zero, all of your rights under the Group Contract will terminate.
Certain restrictions apply to partial or total withdrawals under a Group Contract. (See “Federal Tax Consequences” below.) There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value.
You may have to pay a CDSC upon a partial or total withdrawal. (See “Charges and Deductions” below.) In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” below.)
Cessation of Contributions
In the future, either Empower or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then Empower or the Group Contractowner, as applicable, will provide the other party written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, Empower will continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.
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If a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must Request one of the following Cessation Options:
•Cessation Option (1):
Empower will maintain each Participant Annuity Account until it is applied to a payment option. A CDSC, if applicable, may apply.
•Cessation Option (2):
Empower will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner’s Plan. A CDSC, if applicable, may apply. Empower will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts in accordance with the specific requirements of the Group Contract.
•Cessation Option (3):
Empower and the Group Contractowner will mutually agree in writing and in accordance with applicable law on the specific terms of the cessation of Contributions. A CDSC, if applicable, may apply.
Cessation Options (2) and (3) May Not Be Available In All Group Contracts.
Death Benefit
We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.
•If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax; or
•If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes; or
•If you die prior to the Annuity Commencement Date under the elected Amendment Rider, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes.
You designate the beneficiary to whom the death benefit will be paid. Your beneficiary may elect to receive the death benefit:
•under any of the Annuity Payment Options;
•as a lump-sum payment; or
•as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.
Depending on the terms of your Group Contract, your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, we will make a lump-sum payment to your beneficiary. Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at Empower’s Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.
Distribution of the Proceeds
•If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of Empower’s receipt of such election and adequate proof of death.
•If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.
We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the 1940 Act.
You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
•if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;
•if any primary beneficiary dies before the Participant, that beneficiary’s interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;
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•if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;
•if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant’s estate.
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Group Contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Amendment Rider	Offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge.	Optional	No additional charge; reflected in CDSC for Level 6 and Level 7 Group Contracts	Death Benefit, CDSC, and Contract Termination Charge may change under the Amendment Rider.
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	No charge	Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Periodic Payment Options
You may Request that all or part of her Participant Annuity Account Value be applied to one of periodic payment options, which are 1) income for a specified period, 2) income of a specified amount, 3) interest only, and 4) minimum distribution.
		Standard	No charge
Periodic payments will proportionately reduce the Participant Annuity Account Value.
Participant must be eligible to receive a distribution under the terms of the Plan and Code.
All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

Dollar Cost Averaging	Allows you to systematically make transfers from any Investment Division to any other Investment Division.	Standard	No charge	The minimum amount that can be Transferred out of an Investment Division is $100 per month. You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer	Allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation.	Standard	No charge	You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.
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Charges and Deductions
The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your Empower Financial Services representative to determine the actual charges and deductions which are applicable to your Group Contract.
Annual Contract Maintenance Charge
•We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.
•If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be prorated for the year remaining.
•The deduction will be prorated between your Variable and Guaranteed Accounts.
•This charge is non-refundable.
•The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of between 12 months and 15 months, depending on the date you began participating under the Group Contract.
•This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.
CDSC
Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months (“Certain Periodic Payments”), or Transfers to Other Companies may be subject to a CDSC. The amount of the CDSC depends on the type of Plan, and the Group Contract in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.
Depending upon the Group Contract in which you participate, the CDSC will be based on one of the levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Empower fixed annuity contract and you were a Participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.
While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, the amount of a CDSC will not exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your Empower Financial Services representative.
Level 1: 6% Capped CDSC
The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:
•the amount of the total or partial withdrawal;
•the amount Transferred to Other Companies; or
•the amount of Certain Periodic Payments.
The maximum CDSCs you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.
Level 2: 5% Level Charge for 5 Years
The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies, or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no CDSC.
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Level 3: 5% Decreasing Charge
The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies, or amount of Certain Periodic Payments based on the table below:

Years of participation in this Group Contract	The applicable percentage shall be
0-4 years	5%
5-9 years	4%
10-14 years	3%
15 or more years	0%
Level 4: 6% Contract Termination Decreasing Charge
The CDSC for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance of Group Contract	The applicable percentage shall be
0-1 years	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 years	1%
More than 7 years	0%
There is no CDSC Free Amount for Level 4 Group Contracts.
Level 5: No CDSC
Under Level 5 Group Contracts we do not assess any CDSC.
Level 6: CDSC under the Amendment Rider
For Group Contracts that have elected the Amendment Rider, the CDSC amount assessed on your withdrawals, Transfers to Other Companies, or Certain Periodic Payments will depend on the terms of the Amendment Rider elected by the Group Contractowner. The CDSC will not exceed 8.5% of Contributions. For the CDSC that applies under your Group Contract as a result of the Amendment Rider, please contact your employer or the Group Contractowner, as the case may be, or your Empower Financial Services representative.
Level 7: Contract Termination Charge under the Amendment Rider
For Group Contracts that have elected the Amendment Rider and Empower has agreed to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option, and the Group Contract is terminated prior to Empower’s recovery of any and all start-up costs, such amounts will be recouped through a start-up cost recovery schedule applied as a CDSC, which will not exceed 8.5% of Contributions.
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Additional CDSC
If the Group Contract was issued in exchange for a previously issued Empower fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges applicable to amounts attributable to your Fixed Annuity contract:
•an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation in Both the Exchanged Annuity Contract and this Group Contract:	Applicable percentage
Less than 5 Years	6%
More than 5 Years but less than 10 Years	5%
More than 10 Years	4%
The additional CDSC applies only to amounts attributable to your Fixed Annuity contract on the date you exchanged that contract for an interest in the Group Contract (the “Exchanged Amount”). The additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions, or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions, and earnings on the Exchanged Amount. The charge will not be assessed unless the foregoing have been depleted.
The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Empower annuity contract will not decrease below 4%.
CDSC Free Amount
You may be eligible for a CDSC “Free Amount.”
•The CDSC “Free Amount” is an amount against which the CDSC will not be assessed.
•The “Free Amount” will not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year, and will be applied on the first distribution, payment, or Transfer to Another Company made in that year.
All additional distributions, payments, or Transfers to Another Company during that calendar year will be subject to a CDSC without application of any “Free Amount.”
General Provisions Applicable to the CDSC
The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):
If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.
The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.
The CDSC is paid to Empower to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and the CDSC applicable to that Group Contract may likewise be reduced. Empower will determine whether such a reduction is available based upon consideration of the following factors:
•size of the prospective group;
•projected annual Contributions for all Participants in the group;
•frequency of projected withdrawals;
•type and frequency of administrative and sales services provided;
•level of contract maintenance charge, administrative charge, and mortality and expense risk charge;
•type and level of communication services provided; and
•number and type of Plans.
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We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.
It is possible that the CDSC will not be sufficient to enable Empower to recover all its distribution expenses. In such case, the loss will be borne by Empower out of its general account assets.
Situations Under Which the CDSC May not Apply
The CDSC may not apply in certain situations. Examples of such situation(s) include, but are not limited to, the following:
•the Participant dies; or
•the Participant severs employment; or
•the Participant is entitled to a Plan approved hardship or unforeseeable emergency; or
•the Participant elects an Annuity Payment Option with life contingency or an annuity payment period or periodic payment period of a minimum duration specified under the Group Contract; or
•Plan termination; or
•the Group Contractowner elects a Contract Termination Date due to Contract Conversion and assets are Transferred to another contract offered by Empower; or
•the Participant elects a total or partial surrender, total or partial distribution, withdrawal, in-service withdrawal, Transfer to Other Companies, single sum payment, or certain other payment options available under the Group Contract.
Mortality and Expense Risk Deductions
We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.
Depending on the terms of your Group Contract, we may assess this charge as:
1.a daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”); or
2.a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”).
You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your Empower Financial Services representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.
The Daily M&E Deduction
The Daily M&E Deduction is a charge we deduct from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix C. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Group Contract.
We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.
Periodic M&E Deduction
Unlike the Daily M&E Deduction, which is deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the Accumulation Period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Account Value.
Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.
For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.
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The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.
After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)
Please note that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.
Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience we incur. The mortality risks we assume arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that neither the person receiving payment’s longevity, nor an unanticipated improvement in general life expectancy, will adversely affect your annuity payments under the Group Contract.
We bear substantial risk in connection with the death benefit before the Annuity Commencement Date since we may bear the risk of unfavorable experience in your Variable Sub-Accounts. (See “Death Benefit” for additional information.) The expense risk is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.
In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Empower will determine whether such a reduction is available based upon consideration of the following factors:
•size of the prospective group;
•projected annual Contributions for all Participants in the group;
•frequency of projected distributions;
•type and frequency of administrative and sales services provided; and
•level of contract maintenance charge, administrative charge and CDSC.
Empower will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.
If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be a profit to us. Currently, we expect a profit from this charge.
Premium Tax Deductions
Empower presently intends to pay Premium Taxes levied by a governmental entity on Participant Annuity Accounts or the Series Account. Empower reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead. We will give notice to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant, the insurance tax laws, and the status of Empower in these states when the Premium Taxes are incurred.
Expenses of the Eligible Funds
The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund’s fees and deductions, which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division. If provided for under the terms of your Group Contract, when an Eligible Fund imposes additional fees with respect to a particular Participant transaction, such as a redemption fee for frequent trading, these fees will be deducted from the Participant Annuity Account Value of the identified Participant.
Custodian and Other Plan Fees and Charges
You may incur custodian charges and/or other Plan-specific charges unrelated to the Contract in connection with your Plan that will be deducted from all Plan Participant Account Values on a pro-rata basis, and will decrease your Participant Annuity Account Value.
Restorations
Depending on the terms of your Group Contract, Empower may agree to restore all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts Transferred to the Group Contract from the prior investment option.
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Periodic Payment Options
You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.
In Requesting periodic payments, you must elect:
•the payment frequency of either 12-, 6-, 3- or 1-month intervals;
•a payment amount — a minimum of $50 is required;
•the calendar day of the month on which payments will be made;
•one payment option; and
•to allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
•prorate the amount to be paid in proportion to the assets in each sub-account; or
•select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.
Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.
You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.
While receiving periodic withdrawals:
•You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
•You may keep the same investment options as before periodic payments began.
•Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
•We will not deduct a CDSC to periodic payments lasting a minimum of 36 months.
•We will deduct a CDSC and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account. Please refer to your Contract for more information about the Guaranteed Sub- Accounts.
Periodic payments will cease on the earlier of the date:
•the amount to be paid under the option selected has been reduced to zero;
•the Participant Annuity Account Value is zero;
•you Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or
•you die.
You may choose to receive periodic payments from the following payment options.
Option 1 - Income for a specified period
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Group Contract will provide the available lengths of time from which you may elect. Certain Group Contracts may require that you elect a specified period of at least 36 months.
Option 2 - Income of a specified amount
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The Group Contract will provide the available dollar amounts from which you may select.
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Option 3 - Interest Only
Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1∕2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.
Option 4 - Minimum Distribution
Minimum distributions are not available for 457(f), 415(m), and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).
If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).
If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.
Periodic payments may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. Please consult a competent tax adviser before requesting a periodic payment option.
Annuity Payment Options
Subject to the terms of your Plan and whether you have a distributable event, you may elect an Annuity Commencement Date and the form of annuity payments at any time during the Accumulation Period.
To avoid the imposition of an excise tax under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must not be later than April 1 of the calendar year following the later of either:
•73 (if the individual attains age 72 after December 31, 2022, or age 75 before January 1, 2033), or age 75 (if the individual attains age 74 after December 31, 2032) or the calendar year in which the Participant attains age 72 (if the individual was born on or after July 1, 1949) or 70 1∕2 (if the individual was born before July 1, 1949); or
•the calendar year in which the Participant retires.
Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Empower.
Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.
The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Payment Options may be changed, upon Request received by Empower at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Empower may delay the date elected by not more than 30 days.
You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which Empower may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed, or combination basis. More than one Annuity Payment Option may be elected. If no Annuity Payment Option is elected, some Group Contracts automatically provide for a variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.
The level of annuity payments under the following options is based upon the option selected and such factors as the age at which payments begin and the frequency and duration of payments.
Option 1 - Life Annuity
This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the payee died before the second annuity payment, etc. There are no Required Minimum Distributions limitations if you elect a life annuity.
Option 2 - Life Annuity with Payments Guaranteed for Designated Periods
This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis.
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Option 3 - Joint and One-Half Survivor
This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.
Option 4 - Income of Specified Amount (available only as fixed-dollar payments)
Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected, provided that the annuity payment period is not less than 36 months.
Option 5 - Income for Specified Period (available only as fixed-dollar payments)
Under this option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.
Option 6 - Systematic Withdrawal Payment Option (available only as fixed-dollar payments)
Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by Empower. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. Charges and restrictions will apply. (See the “Systematic Withdrawal Payment Option Rider” to the Group Contract for more information.)
Variable Annuity Payments
Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.
Annuity Units
We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.
Amount of First Variable Payment
The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub- Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
For annuity options involving life income, the actual age and sex of the annuitant will affect the amount of each payment. We reserve the right to ask for proof of the annuitant’s age, and we may delay annuity payments until we receive satisfactory proof. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.
Amount of Variable Payment After the First Payment
Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub- account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.
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Fixed Annuity Payments
The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater if we are using a more favorable table as of a Participant’s Annuity Commencement Date.
Combination Variable and Fixed Annuity Payments
If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.
Transfer to Effect Annuity Option Elected
If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, we must receive your Request to Transfer prior to your Annuity Commencement Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the beneficiary or payee may submit the Request to Transfer after the death of the Participant.
Transfer After the Annuity Commencement Date
Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.
Proof of Age and Survival
Empower may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant or beneficiary has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may add the difference with interest to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.
Frequency and Amount of Annuity Payments
Unless otherwise permitted and elected, variable annuity payments will be paid as monthly installments. Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any Annuity Payment Option will be less than $50, Empower may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Payment Option is less than $2,000, Empower may pay it in one lump sum. The maximum amount that may be applied under any Annuity Payment Option without our prior written consent is $1,000,000.
Other Restrictions
Once payments start under the annuity form you select:
•no changes can be made in the annuity form;
•no additional Contributions will be accepted under the Group Contract; and
•no further withdrawals will be allowed, other than withdrawals made to provide annuity benefits.
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Contract Termination Due to Plan Termination
If provided for under the terms of the Amendment Rider and it is attached to the Group Contract and the Group Contractowner terminates its Plan (“Plan Termination”) with assets invested in the Group Contract, the Group Contractowner will provide Empower written notice of Plan Termination, and confirm that all final Contributions have been remitted to Empower. In addition, the Group Contractowner must provide any information or instructions Empower may reasonably require.
Unless the Group Contractowner instructs Empower that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Group Contractowner instructs Empower to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Empower will make a lump sum distribution to each person with assets invested in the Group Contract (“Payee”). Depending on the Plan, Empower will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Group Contractowner for delivery to each Payee. Upon receipt of a distribution election form from a Payee, Empower will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee. In the absence of a Payee election, Empower will automatically send Payee lump sum distributions to the IRA provider designated by the Group Contractowner. In the alternative, the Group Contractowner may instruct Empower to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.
The Group Contractowner acknowledges that the amount distributed from the Group Contract upon Plan Termination will be equal to the balance of each Participant Annuity Account as reflected in Empower’s records on the date of distribution, less any outstanding charges or fees, CDSC's, income tax withholding, Premium Taxes, or other fees applicable under the terms of the Group Contract.
The Group Contract will terminate once all Plan assets have been distributed.
Contract Termination Due to Contract Conversion
If provided for under the terms of the Amendment Rider and it is attached to the Group Contract, the Group Contractowner may declare a Contract Termination due to Contract Conversion, to occur at a specified future date (the “Contract Termination Date”). Upon the Contract Termination Date, the current Group Contract (“Old Group Contract”) will terminate and the Group Contractowner and Empower will enter into a new Group Contract (“New Group Contract”), to be effective on the Contract Termination Date. Any Contributions received by Empower after the Contract Termination Date will be deposited into the New Group Contract. Unless otherwise agreed by the Group Contractowner and Empower, all assets previously held under the Old Group Contract will be governed by the terms of the New Group Contract. Furthermore, any fees or charges imposed by the Old Group Contract will become payable under the terms of the New Group Contract, unless the Group Contractowner and Empower otherwise agree.
Federal Tax Consequences
Introduction
The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice to any individual. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under Sections 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code, or as a NQDC Plan.
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Taxation of Annuities in General
Section 72 of the Code governs the taxation of annuities in general and distributions from qualified Plans. Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.
A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. A distribution is taxable as ordinary income, except to the extent a participant has basis in the Group Contract. Amounts contributed to the Group Contract on an after-tax basis generally constitute cost basis at time of distribution.
If a Group Contract will be held by a taxable employer, the investment gain on the Group Contract is included in the entity’s income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b), 457(f), or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. Taxable employers should discuss these matters with a competent tax adviser.
401(a) Plans
Section 401(a) of the Code provides special tax treatment for pension, profit-sharing, and stock bonus plans established by employers or employee organizations for their employees. Many types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant’s gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer’s defined contribution qualified Plans is limited to the lesser of $70,000 for 2025 or 100% of a Participant’s compensation as defined in Section 415 of the Code, as indexed from time to time for inflation. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
401(k) Plans
Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit- sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant’s gross income until distribution from the 401(k) Plan.
A 401(k) Plan can also allow Participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1∕2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings. The maximum elective deferral amount that an individual may contribute to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $23,500 for 2025, and may be adjusted yearly for cost-of-living increases.
The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
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Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant’s gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1∕2, unless the Participant dies, becomes disabled, or separates from service after attainment of age 55.
Participants should consult with their employer as to the availability of benefits under the Plan.
403(b) Plans
Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Pre-tax deferrals contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed:
•the contribution limit in Section 415 of the Code; and
•the elective deferral limit in Section 402(g) of the Code.
A 403(b) Plan may also permit after-tax Roth deferrals. Roth contributions deferred into the 403(b) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1∕2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension, a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $23,500 for 2025, and may be adjusted yearly for cost-of- living increases.
Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.
The net investment gain, if any, on pre-tax deferrals reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary. Roth contributions and earnings are taxed as described above.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribute an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.
Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.
Distribution Restrictions apply:
Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1∕2, unless an exception applies under Section 72(t) of the Code.
Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1∕2, unless the Participant:
•dies;
•becomes disabled;
•severs employment; or
•suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.
If allowed by the Plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.
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Subject to the terms of the Group Contract, all or a portion of the Participant’s Annuity Account Value, less any applicable CDSC and loss of interest credits (which may be applied when amounts deposited into a Fixed Option are transferred prior to the maturity date), may be exchanged for another 403(b) contract offered under the Group Contractowner’s 403(b) Plan, provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law, as amended from time to time, are met.
457(b) Plans
Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.
Pre-tax salary reduction Contributions and any income thereon are generally excluded from the Participant’s gross income until a distribution occurs from the 457(b) Plan. A governmental 457(b) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1∕2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Generally, the maximum elective deferral amount that an individual may contribute to a 457(b) Plan is limited to an applicable dollar amount, as indexed from time to time for inflation. The total amount of elective deferrals that can be contributed to a 457(b) Plan is $23,500 for 2025. Elective deferrals to a 457(b) Plan must also be aggregated with elective deferrals made by a Participant to a 401(k) Plan, a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions.
Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70 1∕2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseen emergency.
For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or special catch-up provision.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
457(f) Plans
Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation Plan.
A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the non-qualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document.
Distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.
Section 457(f) plans are also subject to Section 409A of the Code and the regulations thereunder.
415(m) Plans
Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code.
A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to substantial risk of forfeiture, as provided in the underlying excess benefit Plan document.
Distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.
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NQDC Plans
Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan. A Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.
Portability
When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement Plan, as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)
If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and beneficiaries in a 403(b) Plan may directly transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law are met.
Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.
Establishment of an Alternate Payee Account
A Request submitted to Empower in connection with a Qualified Domestic Relations Order must be approved by the Group Contractowner, except as otherwise agreed. Upon receipt of an approved Request, Empower will make payment to the Alternate Payee and/or establish a Participant Annuity Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee may be treated as a surviving Spouse for purposes of Code Section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.
SECURE Act
In December 2019, the Setting Every Community Up for Retirement Enhancement Act of 2019 (the “SECURE Act”) was passed. The SECURE Act made significant changes to laws governing individual retirement accounts, individual retirement annuities, and employer sponsored retirement plans as discussed below. Many provisions are already in effect.
Increase in RMD Age. For individuals who attain age 70 1∕2 after 2019 (i.e., were born on or after July 1, 1949), the age at which you must have begun taking Required Minimum Distributions was increased to 72. See SECURE 2.0 Act of 2022, below for further changes.
Changes to Timing of Death Benefit Distributions. Prior to the SECURE Act, beneficiaries of an annuity that was part of an IRA could elect to have the annuity’s death benefit distributed over the beneficiary’s life expectancy. Under the new rule, except for eligible designated beneficiaries (“EDBs”), the beneficiary must receive the entire death benefit within 10 years of the annuity owner’s death. EDBs may still elect to take distributions over their life expectancy or over a period not extending beyond their life expectancy, but the 10-year requirement applies when they die. EDBs include: (1) the owner’s surviving spouse, (2) the owner’s minor children (until they reach the age of majority), (3) a disabled person, (4) a chronically ill person, or (5) an individual who is not more than 10 years younger than the owner. A beneficiary’s status as an EDB is determined on the date of the owner’s death.
SECURE 2.0 Act of 2022. The SECURE 2.0 Act of 2022 provided additional enhancements. After December 29, 2022, where applicable, the following provisions apply:
•for 401(k), 403(b), and governmental 457(b) plans, if the plan is so amended, employees are permitted to self-certify that they had an event that constitutes a hardship or an unforeseeable emergency for purposes of taking a hardship withdrawal.
•a distribution made to a participant who has been certified to be terminally ill (expected to die within 84 months) shall be exempt from the 10% early withdrawal penalty.
•allows defined contribution plans the option to provide participants to receive employer-matching contributions on a Roth basis.
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•removes the required minimum distribution barriers for life annuities.
•increases the age for required minimum distributions in two phases:
▪Age 73 – for individuals who attain age 72 after 2022, and age 73 before 2033.
▪Age 75 – for individuals who attain age 74 after 2032.
The following provisions, where applicable, are effective for taxable years beginning after December 31, 2023:
•Eliminates the pre-death RMD requirement for in-Plan Roth accounts.
•Allows a surviving spouse to be treated as the deceased employee for RMD purposes.
•Emergency distributions – Allows one penalty-free withdrawal of up to $1,000 per year for “unforeseeable or immediate financial needs relating to personal or family emergency expenses.”
•Domestic abuse distributions - Permits certain penalty-free early withdrawals in the case of domestic abuse in an amount not to exceed the lesser of $10,000 (indexed) or 50% of the value of the employee’s vested account under the plan.
•Increases involuntary cash-out limit from $5,000 to $7,000.
The following provisions, where applicable, are effective for taxable years beginning after December 31, 2024:

•Mandatory automatic enrollment contribution arrangements are required for 401(k) and 403(b) plans.
•“Super” catch-ups for participants ages 60-63 (optional).
•Mandatory coverage for long-term part-time employees.

Distributions from IRAs and Roth IRAs generally are subject to withholding for the individual’s federal income tax liability, subject to the individual’s election not to have tax withheld. The withholding rate varies according to the type of distribution and the individual’s tax status. Distributions from employer sponsored retirement plans are generally subject to mandatory withholding of 20%, even if you intend to roll the distribution over later. You can choose to have distributions transfer directly to another eligible plan or IRA, in which case no taxes are withheld.
Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.
Annuity purchases by nonresident aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Seek tax advice. The above description of federal income tax consequences of the different types of IRAs and retirement plans is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.
Required Beginning Date/Required Minimum Distributions
Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) or 457(b) Plan must begin no later than April 1 of the calendar year following the later of:
•the calendar year in which the Participant attains:
•age 72 (if the Participant was born from July 1, 1949 to December 31, 1950);
•age 73 (if the Participant was born from January 1, 1951 to December 31, 1959); and
•age 75 (if the Participant was born from January 1, 1960 or later); or
•the calendar year in which the Participant retires (and where it is a defined contribution plan in which they are not a 5% or more owner of the sponsoring entity).
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Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving Spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.
If the amount distributed does not meet the minimum requirements, a 25% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex; you should seek the advice of a competent tax advisor.
Federal Taxation of Distributions
All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are generally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only if after-tax Contributions have been made. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
If the Participant takes the entire value in his Participant Annuity Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.
For further information regarding lump sum distributions, please consult a competent tax advisor.
Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or other types of annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.
Amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant at the time determined under the Plan.
Early Distribution Penalty Taxes
Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans or IRAs. Distributions made before the Participant attains age 59 1∕2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:
1.made to a beneficiary on or after the death of the Participant;
2.attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);
3.made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his or her eligible designated beneficiary;
4.made to a Participant on account of separation from service after attaining age 55;
5.properly made to an alternate Payee under a qualified domestic relations order;
6.made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; or
7.made subject to an Internal Revenue Service levy imposed on the Plan
There are other circumstances under which the penalty tax may not apply, including distributions relating to COVID-19. For further information regarding the premature distribution penalty, please consult a competent tax advisor.
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Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:
•the Participant reaching age 59 1∕2; or
•within five years of the date of the first payment;
then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1∕2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not generally apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.
Distributions on Death of Participant
Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant’s death must be made pursuant to the rules contained in Section 401(a)(9) in effect at the time of distribution.
Distributions for deaths occurring before December 31, 2019 where distributions have begun before death. If the Participant dies after distributions have begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths occurring before December 31, 2019 where distributions have not begun. If the Participant died before distributions had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distributions in accordance with (1) or (2) below:
1.If the Participant’s interest is payable to a designated beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Participant died;
2.If the designated beneficiary is the Participant’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1/2;
3.If the designated beneficiary is the Participant’s surviving Spouse, the Spouse may treat the contract as his or her own qualified annuity contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the contract, makes a rollover to or from such contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Participant died after December 31, 2019, distribution of the individual’s entire interest, regardless of whether distributions had begun, must be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the beneficiary qualifies as an eligible designated beneficiary and makes an election to receive distribution in accordance with (1) or (2) below:
1.If the Participant’s interest is payable to an eligible designated beneficiary, then. subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the eligible designated beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Participant died;
2.If the eligible designated beneficiary is the Participant’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72;
3.If the eligible designated beneficiary is the Participant’s surviving Spouse, the Spouse may treat the Contract as his or her own qualified annuity contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the contract, makes a rollover to or from such contract, or fails to elect any of the above provisions.
Federal Income Tax Withholding
Certain distributions from 401(a), 401(k), 403(b), and governmental 457(b) Plans are defined as “eligible rollover distributions.”
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Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.
With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.
Currently, all amounts distributed are tax reported on IRS Form 1099-R.
Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m), or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules, and Participants may not elect otherwise. Payments to beneficiaries are not treated as wages and are reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
Taxation of Empower
We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Empower.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Group Contractowners (and Participants) are not the owners of the assets generating the benefits.
Domestic Partnerships, Civil Unions and Same-Sex Marriages
Following the U.S. Supreme Court’s decision in United States v. Windsor, which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling 2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. The Supreme Court’s decision in Obergefell v. Hodges requires all states to recognize same sex marriages.
For federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages. The IRS has issued Notice 2014-9: (1) clarifying the application of the Windsor decision to qualified plans, (2) clarifying whether a plan needs to be amended to comply with the Windsor decision and subsequent IRS guidance; and (3) if so, the time when such plan needs to be amended.
Seek Tax Advice
The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. Please consult a competent tax advisor for further information.
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Voting Rights
To the extent required by applicable law, Empower will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If the 1940 Act or any regulation is amended, or if the present interpretation thereof changes, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.
The Participant under a 403(b) Plan or the Group Contractowner under all other Plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.
The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, holds a voting interest in each Investment Division to which a Participant’s Variable Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.
Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.
Shares for which we do not receive timely instructions and shares we hold as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
State Variations
Group Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and general availability of riders. This Prospectus describes the material rights and obligations of a Group Contractowner, and the maximum fees and charges for all Group Contract features and benefits are set forth in the fee table of this Prospectus. State specific variations will be included in your Group Contract or in a rider or endorsements attached to your Group Contract. Material state variations are set forth in Appendix D to this Prospectus. See your agent or contact us for information that is specific to your state.
State Regulation
As a life insurance company organized and operated under Colorado law, Empower is subject to Colorado law and to regulation by the Colorado Insurance Commissioner. Empower’s books and accounts are subject to review and examination by the Colorado Division of Insurance at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.
Restrictions Under the Texas Optional Retirement Program
Section 830.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.
Reports
We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, we will send all Participants at least annually a statement of his or her Participant Annuity Account Value.
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Rights Reserved by Empower
We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants, or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. When required by law, we will obtain the applicable Participant’s or Group Contractowner’s approval of the changes, as well as approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•to operate the Series Account in any form permitted under the 1940 Act, or in any other form permitted by law;
•to deregister the Series Account under the 1940 Act;
•to Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account;
•to substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;
•to make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity;
•to change the time or time of day at which a Valuation Date is deemed to have ended;
•to make any other necessary technical changes in the Group Contract to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then-outstanding Group Contract the aggregate amount of the types of charges we have guaranteed; and
•to reject any application or Participant enrollment form at our discretion.
Empower will provide notice of these changes to the Group Contractowner at the Group Contractowner’s last known address on file with Empower.
Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.
Addition, Deletion or Substitution of Eligible Funds
Empower may select the Eligible Funds offered though the Group Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Eligible Fund or an affiliate of the Eligible Funds will compensate Empower for providing certain administrative, marketing, or support services that would otherwise be provided by the Eligible Fund, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Empower will generally include Eligible Funds based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Eligible Funds of the Empower Funds at least in part because they are managed by our directly owned subsidiary.
Empower does not control the Eligible Funds and cannot guarantee that any of the Eligible Funds will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new sub-accounts or to eliminate existing sub-accounts.
Empower reserves the right to discontinue the offering of any Eligible Funds if we determine the Eligible Funds no longer meets one or more of the criteria, or if the Eligible Funds have not attracted significant allocations. If an Eligible Fund is discontinued, we may substitute shares of another Eligible Fund or shares of another investment company for the discontinued investment option’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to an Investment Division corresponding to an Eligible Fund that is being discontinued, you will be given notice prior to the Eligible Fund’s elimination. Before an Investment Division is eliminated, we will notify you and request that you reallocate the amounts invested in the Investment Division to be eliminated.
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Legal Proceedings
Empower is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Empower and proceedings generally applicable to business practices in the industry in which we operate. Empower may be subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Empower may also be subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Empower, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.

Empower’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Empower's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Empower’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Empower’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Empower’s financial position.

Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of EFSI to perform its contract with the Separate Account; or Empower’s ability to meet its obligations under the Group Contracts.
Financial Statements
Financial statements of Empower and the Series Account can be found in the Statement of Additional Information (SAI). To request a free SAI, please contact Empower by calling (855) 756-4738 (U.S.).
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.
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Appendix A – Eligible Funds Available Under the Group Contract
The following is a list of Eligible Funds under the Group Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds, which may be amended from time to time and can be found by logging into your plan’s website or online at https://plan.empower-retirement.com/planweb/fundprospectuses.html.
You can also request this information at no cost by calling (855) 756-4738 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Group Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks current income and long-term capital appreciation	Alger Balanced Portfolio Fund - Class I-2 (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.07%	17.06%	9.87%	8.92%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Alger Mid Cap Growth Portfolio Fund - Class I-2*	0.96%	21.07%	10.34%	9.78%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
Seeks long-term capital growth; income is a secondary consideration	American Century Disciplined Core Value Fund - Investor Class	0.66%	13.26%	8.24%	8.29%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
Seeks current income; capital appreciation is a secondary objective	American Century Equity Income Fund - Investor Class	0.93%	10.53%	5.60%	7.82%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
Seeks growth of capital	American Funds The Growth Fund of America® - Class R3	0.94%	28.02%	14.58%	13.29%
	Adviser: Capital Research and Management Company
	Subadviser: N/A
Seeks long-term capital growth	Artisan International Value Fund - Investor Class	1.21%	6.39%	8.98%	7.51%
	Adviser: Artisan Partners Limited Partnership
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital	ClearBridge Value Trust - Class FI* (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.14%	15.00%	12.76%	9.57%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
Seeks total return, consisting of long-term capital appreciation and current income	Columbia Contrarian Core Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.99%	23.05%	14.77%	12.48%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Columbia Select Mid Cap Value Fund - Class R	1.40%	12.57%	9.37%	7.95%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
Seeks long-term growth of capital	Davis New York Venture Fund - Class R	1.20%	17.13%	9.29%	9.47%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments	Empower Aggressive Profile Fund - Investor Class	1.16%	11.94%	8.25%	8.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks investment results that track the total return of the debt securities that comprise the Bloomberg U	Empower Bond Index Fund - Investor Class	0.50%	0.82%	-0.89%	0.81%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
Seeks capital preservation primarily through investments in funds that emphasize fixed income investments	Empower Conservative Profile Fund - Investor Class*	0.77%	5.09%	3.35%	3.71%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks long-term capital growth	Empower International Value Fund - Investor Class	1.07%	5.46%	5.13%	6.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital growth and current income	Empower Large Cap Value Fund - Investor Class II* (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.81%	15.51%	10.47%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Seeks income and secondarily, capital growth	Empower Lifetime 2015 Fund - Investor Class*	0.77%	6.43%	4.40%	4.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks income and secondarily, capital growth	Empower Lifetime 2020 Fund - Investor Class*	0.79%	6.95%	4.65%	5.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth	Empower Lifetime 2025 Fund - Investor Class*	0.82%	7.33%	5.06%	5.65%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth	Empower Lifetime 2030 Fund - Investor Class*	0.85%	8.06%	5.57%	7.08%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth	Empower Lifetime 2035 Fund - Investor Class*	0.88%	9.19%	6.26%	6.83%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth	Empower Lifetime 2040 Fund - Investor Class*	0.90%	10.19%	6.89%	8.44%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth	Empower Lifetime 2045 Fund - Investor Class	0.91%	10.82%	7.29%	7.59%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth	Empower Lifetime 2050 Fund - Investor Class	0.92%	11.14%	7.42%	8.86%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth	Empower Lifetime 2055 Fund - Investor Class	0.93%	11.10%	7.35%	7.57%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth	Empower Lifetime 2060 Fund - Investor Class	0.93%	10.90%	7.26%	9.05%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks long-term growth of capital	Empower Mid Cap Value Fund - Investor Class*	1.15%	15.68%	8.80%	8.09%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments	Empower Moderate Profile Fund - Investor Class*	0.91%	7.95%	5.78%	5.89%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments	Empower Moderately Aggressive Profile Fund - Investor Class*	1.01%	9.34%	6.63%	6.74%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks income and capital appreciation primarily through investments in funds that emphasize fixed income investments and, to a lesser degree, in funds that emphasize equity investments	Empower Moderately Conservative Profile Fund - Investor Class*	0.83%	6.45%	4.52%	4.78%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks high total investment return through a combination of current income and capital appreciation	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	5.14%	2.03%	2.85%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (''S&P'') 500® Index (the ''benchmark index'')	Empower S&P 500 ® Index Fund - Investor Class	0.51%	24.33%	13.94%	12.50%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (''S&P'') SmallCap 600® Index (the ''benchmark index'')	Empower S&P SmallCap 600® Index Fund - Investor Class*	0.56%	7.94%	7.77%	8.38%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
Seeks long-term capital appreciation	Empower Small Cap Growth Fund - Investor Class*	1.19%	10.49%	8.26%	10.05%
	Adviser: ECM Asset Management Limited
	Subadviser: Peregrine Capital Management,LLC;Lord Abbett Equity Trust;
Seeks long-term capital growth	Empower Small Cap Value Fund - Investor Class*	1.09%	8.21%	9.11%	7.97%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Seeks long-term capital appreciation	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class	1.02%	9.05%	7.55%	10.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
Seeks the highest level of return consistent with preservation of capital and substantial credit protection	Empower U.S. Government Securities Fund - Investor Class*	0.59%	0.76%	-0.84%	0.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: Western Asset Management Company, LLC
Seeks above average income and capital appreciation	Federated Hermes Equity Income Fund, Inc. - Class A*	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
Seeks to provide current income consistent with stability of principal	Federated Hermes Government Obligations - Service Class*	0.45%	4.92%	2.24%	1.50%
	Adviser: Federated Investment Management Company
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.56%	33.79%	17.04%	13.62%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio - Initial Class	0.58%	30.39%	18.93%	16.63%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Seeks long-term capital growth	Franklin Small-Mid Cap Growth Fund - Class A*	0.86%	11.36%	9.99%	9.66%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
Seeks long-term capital appreciation	Invesco American Franchise Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.96%	34.73%	15.76%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Capital Appreciation Fund - Class A	0.94%	34.01%	15.84%	13.03%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks total return through growth of capital and current income	Invesco Comstock Fund - Class R	1.06%	14.73%	11.20%	9.20%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Discovery Mid Cap Growth Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.05%	24.12%	9.98%	11.21%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Global Fund - Class A	1.05%	16.28%	9.26%	9.64%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital	Invesco Small Cap Growth Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.17%	16.19%	7.27%	8.17%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks total return through growth of capital and current income	Invesco Value Opportunities Fund - Class A	1.07%	30.10%	16.77%	10.86%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Forty Fund - Class T (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.76%	28.07%	15.16%	15.30%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Global Research Fund - Class T (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.87%	23.39%	12.18%	10.38%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio - Institutional Class (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.61%	23.58%	12.35%	10.55%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Research Fund - Class T	0.79%	34.93%	16.58%	14.32%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Jensen Quality Growth Fund - Class R	1.35%	9.54%	10.01%	11.32%
	Adviser: Jensen Investment Management Inc
	Subadviser: N/A
Seeks long-term capital appreciation	Lord Abbett Value Opportunities Fund - Class A	1.19%	13.62%	8.69%	7.42%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation	MFS Growth Fund* (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.83%	31.34%	14.68%	14.83%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks long term growth of capital	NYLI WMC Small Companies Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)(Effective on or about 2/28/24, MainStay WMC Small Companies Fund was renamed NYLI WMC Small Companies Fund)	1.21%	17.41%	5.79%	5.20%
	Adviser: New York Life Investment Management LLC
	Subadviser: Wellington Management Company LLP
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Fund - Admin Class	0.76%	2.35%	-0.02%	1.47%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A
Seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income	Putnam High Yield Fund - Class R	1.28%	7.47%	3.07%	3.91%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
Seeks high current income consistent with prudent risk	Putnam Income Fund - Class A*	0.74%	3.02%	-0.68%	1.36%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management;
Seeks long-term capital appreciation	Putnam International Capital Opportunities Fund - Class A	1.59%	3.04%	4.14%	5.57%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management;
Seeks long-term growth of capital and current income	Royce Small-Cap Total Return Fund - Service Class*	1.53%	9.69%	8.82%	7.99%
	Adviser: Royce & Associates, LP
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U	Victory Pioneer Equity Income VCT Portfolio - Class II (effective 4/2/25, Pioneer Equity Income VCT Portfolio was renamed Victory Pioneer Equity Income VCT Portfolio as a result of a reorganization)	1.08%	10.97%	6.48%	7.99%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
Seeks to provide long-term capital growth	Victory RS Select Growth Portfolio - Class A*	1.40%	23.42%	7.10%	7.98%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
Seeks to provide long-term capital growth	Victory RS Small Cap Growth Fund - Class A* (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.40%	11.08%	0.53%	5.94%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
* This Eligible Fund’s Current Expense reflects a temporary fee reduction.

Appendix B – Public Eligible Funds
Investment Divisions investing in the following Public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:
•Alger Balanced Portfolio - Class I-2
•Alger Mid Cap Growth Portfolio - Class I-2
•American Century Disciplined Core Value Fund - Investor Class
•American Century Equity Income Fund - Investor Class
•American Funds The Growth Fund of America® - Class R3
•Artisan International Value Fund - Investor Shares
•ClearBridge Value Trust – Class FI
•Columbia Contrarian Core Fund - Class A
•Columbia Select Mid Cap Value Fund – Class R
•Davis New York Venture Fund - Class R
•Federated Hermes Equity Income Fund, Inc. - Class A
•Federated Hermes Government Obligations - Service Class
•Fidelity® VIP Contrafund Portfolio – Initial Class
•Fidelity® VIP Growth Portfolio – Initial Class
•Franklin Small-Mid Cap Growth Fund - Class A
•Invesco American Franchise Fund - Class A
•Invesco Capital Appreciation Fund - Class A
•Invesco Comstock Fund - Class R
•Invesco Discovery Mid Cap Growth Fund - Class A
•Invesco Global Fund - Class A
•Invesco Small Cap Growth Fund - Class A
•Invesco Value Opportunities Fund - Class A
•Janus Henderson Forty Fund - Class T
•Janus Henderson Global Research Fund - Class T
•Janus Henderson Global Research Portfolio - Institutional Shares
•Janus Henderson Research Fund - Class T
•Jensen Quality Growth Fund - Class R
•Lord Abbett Value Opportunities Fund - Class A
•MFS® Growth Fund
•NYLI WMC Small Companies Fund - Class A
•PIMCO Total Return Fund - Class A
•Putnam High Yield Fund - Class R
•Putnam Income Fund - Class A
•Putnam International Capital Opportunities Fund - Class A
•Royce Small-Cap Total Return Fund - Service Class
•Victory Pioneer Equity Income VCT Portfolio - Class II
•Victory RS Select Growth Portfolio - Class A
•Victory RS Small Cap Growth Fund - Class A
B-1

Appendix C – Calculation of Net Investment Factor
The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a)is the net result of:
(i)the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus
(ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus
(iii)a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by Empower to have resulted from the investment operations of the Variable Sub-Account; and
(b)is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and
(c)is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Letter Agreement or other fee disclosure document.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.
C-1

Appendix D – State Variations

STATE	GROUP CONTRACT
AL
AK	Application Include: Any information provided herewith shall be considered to be representations and not warranties.
AZ
AR
CA	Contract Request and Notices provisions cannot contain the wording “in a form satisfactory to Empower.”
CO
CT
Application
Fraud language shall be removed, including any statements “in the absence of fraud.”
 Contract:
SECTION 5. CONTRIBUTIONS AND DEPOSITS TO PARTICIPANT ACCOUNT
5.1 Contributions
Prior to the termination of the contract and unless otherwise described in a Fixed or Separate Account riser(s) if any Contributions may be made at any time pursuant to the terms of the Plan.
Empower shall not be responsible for determining the amount of Contributions to be made for any Participant. The Contribution amounts will be allocated to Participant Accounts pursuant to the Accompanying Contribution report. The Contribution report must be submitted in a manner acceptable to Empower and shall be conclusive on the Plan and on any person or entity claiming an interest under the Contract. When the contribution report does not coincide with the Contribution received and the inconsistency is not resolved within a period of time required under the law, Empower will return the Contribution.
Empower’s prior approval may be required before a Contribution may be made that causes a Participant Account Value to exceed $1,000,000.
SECTION 11. GENERAL PROVISIONS
Section 11.2 Entire Contract
This Contract, including the Application, amendments, endorsements, letter agreements, specification page, if any, and Fixed and Separate Account or other riders, if any, constitute the entire contract between Employer and Empower.
All statements in the Application have been accepted as representations and not warranties. Only the President, Vice President or the Secretary of Empower or their authorized designees can agree on behalf of Empower to modify any provisions of this Contract.
One or more provisions of this Contract may be clarified by letter agreement, amendment or other writing executed by both Empower and Employer.
Section 11.11 Representations
Empower shall be entitled to rely and act solely on the reports, directions, proofs, notices, elections, and other information furnished to it by Contractholder, Employer Participant, Alternate Payee, Beneficiaries or their respective agent, and such acts shall be conclusive as to all person or corporations claiming an interest hereunder.
SECTION 8. PAYMENT OPTIONS
8.7 Misstatement of Age or Death
Empower may require adequate proof of the age and death of any Payee before processing a Request for or making any payment. If the age of the Payee has been misstated, the payments established for him/her under the applicable payment option will be made on the basis of his/her correct age. If payments made pursuant to an annuity payment option were too large because of a misstatement of age, Empower may deduct the difference from the net payment or payments If payments were too small, Empower may add the difference to the net payment.

DC
DE

STATE	GROUP CONTRACT
FL
Application
REPLACEMENT INFORMATION:
By Employer:
Will this group annuity contract replace any existing contract? Yes ___ No ___
By Agent:
 To the best of your knowledge, will this group annuity contract replace any existing contract? Yes ___ No ___
FLORIDA license agent:
Licensed Agent Signature __________________ Agent Name _______________
Agent’s Florida License identification number ______________ Date__________
FRAUD NOTICE: Any person who knowingly and with intent to injure, defraud, or deceive any insurer files a statement of claim or an application containing any false, incomplete, or misleading information is guilty of a felony of the third degree.
TERMINATION DISCLOSURE: Termination of this contract will not change any terms of the Plan document. Participant eligibility and vested benefits remain subject to Plan requirements.

Contract
SECTION 5. CONTRIBUTIONS AND DEPOSITS TO PARTICIPANT ACCOUNTS
Section 5.3 Fees Imposed by Investment Option Provider
Any and all fees imposed by the provider of any investment option offered by the Plan and invested in by the Participant, Alternate Payee and Beneficiary, including but not limited to redemption fees, shall be deducted from the Participant Account Value.
SECTION 8. PAYMENT OPTIONS
Section 8.6 Election of Annuity Options
In order to elect, or change the election of, an annuity payment option, Empower must receive the Annuitant’s Request at least 30 calendar days before the Annuity Commencement Date.
To the extent available under the Plan, the available annuity payment options are:
- Income for Single Life Only
- Income for Single Life with Guaranteed Period
- Income for Joint Life Only
- Income for Joint Life with Guaranteed Period
- Income for a Specific Period
- Any other form of annuity payment permitted under the Plan, if acceptable to Empower.
Annuities will be purchased using Empower’s current purchase rates for contracts of this class at the time the annuity is purchased. These rates will be at least as favorable to the Annuitant as an annuity purchased with rates based on the following actuarial assumptions:
- Interest Rate Assumption: [1.00%]
Mortality Assumption: 2012 IAM Basic Female mortality table with Projection Scale G2 improvement factors applied; Static improvement from year of table (2012) to year of the fixed paid-up annuity certificate issue, generational improvement thereafter
Loading: [5.00%]
Empower will review this guaranteed actuarial basis annually and may change it by providing at least 90 calendar days’ advance written notice to the Plan Sponsor. However unless Empower and Plan Sponsor otherwise agree in writing, Empower will only change the guaranteed actuarial basis once in any sixty 60 month period, in which case the actuarial basis will be at least as favorable as the actuarial basis Empower offers to any other contractholder in the same class as this Contract at the time of such change.

GA
HI
ID

STATE	GROUP CONTRACT
IL	Application Fixed Annuity ___ Fixed-Variable Annuity ___ Variable Annuity ___ Cover Page Group Fixed and Variable Deferred Annuity Contract with a Market Value Adjustment No 20-day Free-Look Period
IN
IA
KS
KY
LA
ME	Contract No premium/applicable tax
MD	Contract Expenses of Eligible Fund fees and expenses cannot exceed 1.5%.
MA
MI	Contract Any language indicating “in Empower’s sole discretion” shall be removed.
MN
MS
MO
MT	Contract Any language indicating “in Empower’s sole discretion” shall be removed. No Premium/applicable tax
NE
NV
Application
Section E. Agreements and Signatures:
Plan Sponsor/Contractholder acknowledges that Nevada prohibits a group annuity contract from being delivered or issued to a group which was principally formed for the purpose of purchasing one or more group annuities.
By signing this Application, Plan Sponsor and Contractholder, if different than Plan Sponsor, understand, accept, and otherwise agree to the provisions of the attached Group Annuity Contract, represent that the information contained on this application is true and correct to the best of their knowledge, understand that Empower will rely on such information, and agree to notify Empower of any changes to the information provided above. Any information provided herewith shall be considered to be representations and not warranties.
Signature of Plan Sponsor_____________________ Date __________
Print Name _______________________
Title ____________________________
Signature of Contractholder (Trustee) if different than Plan Sponsor if different than Plan Sponsor ___________________________ Date __________Print Name _______________________
Title ____________________________

NH
NJ
NM
NY	NOT AVAILABLE
NC	Contract No Premium/applicable tax
ND
OH
OK

STATE	GROUP CONTRACT
OR
Cover
GROUP FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT.
Contract
SECTION 4. PARTICIPANT ACCOUNT VALUE
4.1 Fixed Account Value
The Fixed Account Value in the Participant Account is calculated as follows:
a.all Contributions and Deposits to a Fixed Account option made by or on behalf of the Participant, alternate Payee and Beneficiary; plus
b.all interest credited to the contractholder’s assets in the Fixed Account on an annual effective basis pursuant to the Guaranteed Interest Rate applicable to the Fixed Account; less
c.any amounts transferred or distributed from the fixed Account; less
d.any applicable charges, and fees, if any.
4.2 Variable Account Value
The value of the Variable Accounts held in the Participant Account will be determined by multiplying the number of Accumulation Units for that Variable Account held in the participant Account by the Accumulation Unit value for that Variable Account Charges and fees, if any, may affect the Variable Account Value.

STATE	GROUP CONTRACT
OR
SECTION 5. CONTRIBUTIONS AND OTHER DEPOSITS
Section 5.4 Allocation of Contributions and Deposits
Contributions and Deposits will be allocated in the Participant Account when received by Empower at its Administrative Offices, subject to Section 4.7 of this Contract.
SECTION 9. PAYMENT OPTIONS
Section 9.3 Total or Partial Lump Sum Payment Option
If based upon information provided by Employer, the Payee is entitled to a Distribution under the applicable terms and provisions of the Plan and the Code sections governing the Plan, all or a portion of a Participant Account may be applied to a lump sum payment option selected by the Payee.
Subject to the provisions of any attached Fixed Account and/or Separate Account rider(s), if any, the amount to be distributed is any restrictions in the Fixed and Separate Account rider(s), if any. The amount to be distributed is: (i) the amount requested as a lump sum; less (ii) any applicable fees and charges
Section 9.4 Periodic Payment Options
If based upon information provided by Employer, the Payee is entitled to a Distribution under the applicable terms and provisions of the Plan and the Code sections governing the Plan, all or a portion of a Participant Account may be applied to a periodic payment option selected by the Payee, subject to any restrictions in the Fixed and Separate Account riders, if any. Charges and fees will continue to apply. Periodic payment elections are subject to the administrative procedures of Empower in effect at the time of the election and the periodic payment options Empower makes available at the time of Distribution.
If a Participant is receiving periodic payments, such payments will cease as of receipt by Empower of notice of the Participant’s death. The deceased Participant’s Beneficiary may then elect a payment option under this Section 9 meeting all the requirements of Code section 401(a)(9).
Section 9.5 Annuity Payment Options
If based upon information provided by Employer, the Payee is entitled to a Distribution under the applicable terms and provisions of the Plan and the Code sections governing the Plan, all or a portion of a Participant Account may be applied to an annuity payment option selected by the Payee so long as the requirements of Code section 401(a)(9) are met. Thereafter, this Contract shall no longer be applicable with respect to amounts in the annuity payment option.
The amount to be applied to an annuity payment option is: (i) the portion of the Participant Annuity Account Value elected by Payee subject to any restrictions in the Fixed or Separate Account rider(s), if any less (ii) any fees and charges described under the Contract.
The minimum amount that may be applied under the elected annuity option is [$5,000]. If any payments to be made under the elected annuity payment option will be less than $[50], Empower may make the payments in the most frequent interval that produced as payment of at least $[50].
Empower will issue a certificate to each Annuitant describing the benefits payable under the elected annuity payment option.
SECTION 11. GENERAL PROVISIONS
Section 11.2 Entire Contract
This Contract, including the Application, amendments, endorsements, specification page, if any and Fixed and Separate Account or other riders, if any, constitute the entire contract between Employer and Empower.
All statements in the Application in the absence of fraud have been accepted as representations and not warranties. Only the President, Vice-President or the Secretary of Empower or their authorized designees can agree on behalf of Empower to modify any provision of this Contract.
One or more provisions of this Contract may be clarified by amendment, or other writing executed by both Empower and Employer.
No “Premium Tax/Applicable Tax” in Sections 4.1, 4.2, 5.4, 9.3, 9.4. and 9.5.
No letter agreement provision

PA

STATE	GROUP CONTRACT
Puerto Rico
RI
SC
SD
TN
TX
Application
Section I. Agreement and Signatures
Agreement: THE GROUP FIXED AND VARIABLE ANNUITY CONTRACT MAY PROVIDE PAYMENTS OR VALUES WHICH ARE NOT GUARANTEED AS TO FIXED DOLLAR AMOUNT BUT MAY INCREASE OR DECREASE ACCORDING TO THE INVESTMENT EXPERIENCE OF A VARIABLE ACCOUNT OR SEPARATE ACCOUNT.
By signing this Application, Employer and Contractholder, if other than Employer, understand, accept, and otherwise agree to the provisions of the attached Group Annuity Contract, certify and otherwise represent that the information contained on this application is true and correct to the best of their knowledge, and agree to notify Empower of any changes to the information provided above.
Signature of Employer ______________________ Date ____________ Title________________
Signature of Contractholder if different that the Employer ____________ Date _________________ Title _________________
Contract
COVER PAGE
The separate account is not covered by an insurance guaranty fund or other solvency protection arrangement because the risk is borne by Employer.
SECTION 9. PAYMENT OPTIONS
Section 9.7 Misstatement of Age or Death
Empower may require adequate proof of the age and death of any Payee before processing a Request for or making any payment. If the age of the Payee has been misstated, the payments established for him/her under the applicable payment option will be made on the basis or his/her correct age.
If payments made pursuant to an annuity payment option were too large because of a misstatement of age, Empower may deduct the difference from the next payment or payments with interest. If payments were too small, Empower may add the difference to the next payment with interest. Any interest payable will be made at the amount of 1%.
SECTION 11. GENERAL PROVISIONS
Section 11.2 Entire Contract
This Contract, including the Application, amendments, endorsements, letter agreements, certificates, specification page, if any, and Fixed and Separate Account or other riders, if any, constitute the entire contract between Employer and Empower.
All statements in the Application, in the absence of fraud, have been accepted as representations and not warranties. Only the President, Vice-President, or the Secretary of Empower, or their authorized designees, can agree on behalf of Empower to modify any provisions of this Contract.
One or more provisions of this Contract may be clarified by letter agreement, amendment, or other writing executed by both Empower and Employer.
No Premium/applicable tax.

UT
VT

STATE	GROUP CONTRACT
VA
Contract
DEFINITIONS:
ERISA – Employee Retirement Income Security Act.
Request – an inquiry or instruction to Empower. A valid Request must be: (1) received by Empower at its Administrative Offices in good order; and (2) submitted in accordance with the provisions of this Contract, or as required by Empower. The Request is subject to any action taken by Empower before the Request was processed.
SECTION 11. GENERAL PROVISIONS
Section 11.9 Notices
Any notice or demand by Empower to or upon Employer or any Payee may be given by mailing it to that person’s last known address as stated in Empower’s file via the United States Postal Service or last known email address or facsimile number on file.
An application, report, Request, election, direction, notice or demand by Employer or a Payee will be made to Empower. When Empower requires it, Employer will obtain the signature of the Payee on forms provided by Empower. Empower must first approve any written materials developed by any other person describing this Contract.

WA	Contract The type of contract must be stated: GROUP VARIABLE DEFERRED ANNUITY CONTRACT.
WV	Any certificates must include: “This Certificate shall be governed by the laws of the State of Colorado” on the cover page. Applicable to any annuity certificate issued upon annuitization.
WI
WY

The Statement of Additional Information (“SAI”), dated May 1, 2025, includes additional information about the Series Account. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus, which means it is legally part of this Prospectus. The SAI is available without charge, upon request.
To request the SAI, information incorporated by reference into this Prospectus, or other information about the about the Group Contract, or to update your information or make inquiries about the Group Contract, contact Empower toll-free at (855) 756-4738 or via email at participantservices@empower.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.
We have filed a registration statement with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. Please consult the registration statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, please consult the instruments filed as exhibits to the registration statement.
Reports and other information about the Series Account are available on the SEC’s website (http://www.sec.gov). Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following email address: http://publicinfo@sec.gov.
C000031732

FUTUREFUNDS SERIES ACCOUNT
Group Flexible Premium Variable Annuity Contracts
issued by
Empower Annuity Insurance Company of America
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 701-8255 (U.S.)
(303) 737-4538 (Greenwood Village)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus but contains additional information to the Prospectus, dated May 1, 2025, which is available without charge by contacting Empower Annuity Insurance Company of America at the above address or at the above telephone number.
The date of this Statement of Additional Information is May 1, 2025.

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Group Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the “Definitions.”
Empower Annuity Insurance Company of America
Empower Annuity Insurance Company of America (“Empower” or the “Company”), the issuer of the Group Contracts, is a stock life insurance company organized under the laws of the State of Colorado that is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, and the U.S. Virgin Islands.
The Company was originally organized under the laws of the State of Kansas as the National Internment Association. Its name was changed to Ranger National Life Insurance Company in 1963, then to Insuramerica Corporation, and then to Great-West Life & Annuity Insurance Company in 1982, prior to adopting our current name in 2022. In September 1990, the Company was re-domesticated under the laws of the State of Colorado.
Empower is a direct wholly-owned subsidiary of Empower Holdings, LLC (“Empower Holdings”), a Delaware limited liability company. Empower Holdings is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. Lifeco operates in the United States primarily through the Company, and in Canada and Europe through The Canada Life Assurance Company and Irish Life Group Limited and their respective subsidiaries. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company, has voting control of Power Financial. The Desmarais Family Residuary Trust, through a group of private holding companies that it controls, has voting control of Power Corporation The shares of Lifeco and Power Corporation are traded publicly in Canada on the Toronto Stock Exchange.
Empower has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.
FutureFunds Series Account
We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the Investment Company Act of 1940, as a separate account and a unit investment trust. This registration does not involve supervision of the Series Account or Empower by the SEC.
We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.
The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains, or losses of any other Investment Division and without regard to any other business Empower may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Empower may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of Empower.
The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. We may or may not make additional Investment Divisions available to Group Contractowner in the future based on our assessment of marketing needs and investment conditions.
1

Services
Safekeeping of Series Account Assets
The assets of the Series Account are held by Empower. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Empower. Empower maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Empower.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the FutureFunds Series Account's independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of FutureFunds Series Account of Empower Annuity Insurance Company of America included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
Independent Auditor
The statutory-basis financial statements of Empower Annuity Insurance Company of America, as of December 31, 2024 and 2023, and for each of the three years in the period ended December 31, 2024, included in this Statement of Additional Information in the Registration Statement, have been audited by Deloitte & Touche LLP, an independent auditor, as stated in their report. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Carlton Fields, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Empower has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Purchase of Securities Being Offered
The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Group Contract in connection with: 401(a) Plans; 401(k) Plans; 403(b) Plans; 457(b) or (f) Plans; 415(m) Plans; and NQDC Plans.
The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.
Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the Plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable, or an Empower Financial Services representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the Plan and the Group Contract.
Other enrollment options, like online enrollment or automatic enrollment, may be available. Please check with the Group Contractowner for more information.
2

Distribution of The Group Contracts (Underwriters)
Empower Financial Services, Inc., is the principal underwriter and the distributor of the Group Contracts, and is a wholly-owned subsidiary of Empower. Empower Financial Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.
The maximum commission as a percentage of the Contributions made under a Group Contract payable to Empower Financial Services agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to Empower Financial Services agents, independent registered insurance brokers, and other registered broker- dealers. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.
Compensation paid to Empower Financial Services registered representatives (insurance agents of Empower), independent registered insurance brokers and other broker-dealers is not paid directly by Group Contractowners or the Series Account. Empower and its affiliates intend to fund this compensation through fees and charges imposed under the Group Contract, and from profits on payments received by Empower and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” section of the Prospectus.) Empower and its affiliates pay a portion of the compensation received from Eligible Funds to Empower Financial Services registered representatives, independent registered insurance brokers and other broker-dealers for distribution services.
In addition to the direct cash compensation described above for sales of the Group Contracts, Empower and/or its affiliates also pay Empower Financial Services registered representatives additional cash and non-cash incentives to promote the sale of the Group Contract and other products distributed by Empower Financial Services including Portfolios of Empower Funds, which are Eligible Funds under the Group Contract. Empower and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which Empower Financial Services registered representatives may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, Empower and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
Cash incentive payments may vary depending on the arrangement in place at any particular time. Currently, registered representatives of Empower Financial Services (agents of Empower) are eligible to receive additional cash compensation in the form of a bonus when retirement plan clients invest in affiliated products. Cash incentives payable to Empower Financial Services registered representatives may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Group Contract. These additional payments would be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for an Empower Financial Services registered representatives to recommend or sell the Group Contract instead of other products, or recommend certain Eligible Funds under the Group Contract over other Eligible Funds, which may not necessarily be to your benefit.
You should ask your Empower Financial Services registered representative, independent registered insurance broker, or other broker-dealer representative for further information about compensation he or she may receive in connection with your purchase of a Group Contract.
Annuity Payment Options
The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments, or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Division(s) you select. Income can be guaranteed for your lifetime and/or your Spouse’s lifetime, or for a specified period of time, depending on (1) the options made available under the terms of your Plan and the Group Contract, and (2) your needs and circumstances.
Financial Statements
The statutory statements of admitted assets, liabilities, capital and surplus of Empower Annuity Insurance Company of America (the “Depositor”) as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2024, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.
3

FutureFunds Series Account
of Empower Annuity
Insurance Company of
America

Annual Report
December 31, 2024

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO - CLASS I-2	ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2	AMERICAN CENTURY INVESTMENTS DISCIPLINED CORE VALUE FUND - INVESTOR CLASS	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND - INVESTOR CLASS	AMERICAN FUNDS THE GROWTH FUND OF AMERICA® - CLASS R3	ARTISAN INTERNATIONAL FUND - INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$1,974,351	$12,516,484	$258,470	$8,656,670	$15,842,977	$10,009,896
Purchase Payments Receivable	98	1,681	—	8,687	1,549	13,028
Receivable from fund shares Sold	—	5,889	—	—	74,872	—

Total assets	1,974,449	12,524,054	258,470	8,665,357	15,919,398	10,022,924

LIABILITIES:
Payables for fund shares Purchased	98	—	—	8,687	—	13,028
Redemptions Payable	—	7,570	—	—	76,421	—

Total Liabilities	98	7,570	—	8,687	76,421	13,028

NET ASSETS	$1,974,351	$12,516,484	$258,470	$8,656,670	$15,842,977	$10,009,896

NET ASSETS REPRESENTED BY:
Accumulation units	$1,974,351	$12,516,484	$258,470	$8,656,670	$15,842,977	$10,009,896

ACCUMULATION UNITS OUTSTANDING	54,859	235,737	7,045	157,256	288,385	422,166

UNIT VALUE (ACCUMULATION)	$35.99	$53.10	$36.69	$55.05	$54.94	$23.71

(1) Cost of investments:	$1,587,038	$14,046,367	$253,381	$9,162,212	$13,046,272	$10,520,006
Shares of investments:	89,256	613,553	7,068	1,036,727	220,072	371,012

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	CLEARBRIDGE VALUE FUND - CLASS FI (1)	COLUMBIA SELECT MID CAP VALUE FUND - CLASS R	DAVIS NEW YORK VENTURE FUND - CLASS R	EMPOWER AGGRESSIVE PROFILE FUND - INVESTOR CLASS	EMPOWER BOND INDEX FUND - INVESTOR CLASS	EMPOWER CONSERVATIVE PROFILE FUND - INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$1,285,139	$1,033,548	$7,017,213	$37,406,406	$8,914,897	$26,317,972
Purchase Payments Receivable	—	30	25,185	1,964	11,274	772
Receivable from fund shares Sold	450	2,031	—	141,307	—	59,273

Total assets	1,285,589	1,035,609	7,042,398	37,549,677	8,926,171	26,378,017

LIABILITIES:
Payables for fund shares Purchased	—	—	25,185	—	11,274	—
Redemptions Payable	450	2,061	—	143,271	—	60,045

Total Liabilities	450	2,061	25,185	143,271	11,274	60,045

NET ASSETS	$1,285,139	$1,033,548	$7,017,213	$37,406,406	$8,914,897	$26,317,972

NET ASSETS REPRESENTED BY:
Accumulation units	$1,285,139	$1,033,548	$7,017,213	$37,406,406	$8,914,897	$26,317,972

ACCUMULATION UNITS OUTSTANDING	38,352	33,818	203,665	2,131,493	467,313	2,057,920

UNIT VALUE (ACCUMULATION)	$33.51	$30.56	$34.45	$17.55	$19.08	$12.79

(1) Cost of investments:	$891,907	$919,327	$7,452,264	$40,576,875	$9,292,529	$27,683,470
Shares of investments:	10,893	75,829	272,302	6,655,944	710,350	3,546,896

(1) ClearBridge Value Trust name changed to ClearBridge Value Fund effective 3/1/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER INTERNATIONAL VALUE FUND - INVESTOR CLASS	EMPOWER LARGE CAP VALUE FUND - INVESTOR II CLASS	EMPOWER LIFETIME 2015 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2025 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2035 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2045 FUND - INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$20,394,896	$45,422,402	$3,509,704	$5,276,336	$8,543,928	$7,437,704
Purchase Payments Receivable	856	65,642	—	—	1,987	2,860
Receivable from fund shares Sold	22,424	—	16,632	39,815	237,515	112,534

Total assets	20,418,176	45,488,044	3,526,336	5,316,151	8,783,430	7,553,098

LIABILITIES:
Payables for fund shares Purchased	—	64,315	—	—	—	—
Redemptions Payable	23,280	1,327	16,632	39,815	239,502	115,394

Total Liabilities	23,280	65,642	16,632	39,815	239,502	115,394

NET ASSETS	$20,394,896	$45,422,402	$3,509,704	$5,276,336	$8,543,928	$7,437,704

NET ASSETS REPRESENTED BY:
Accumulation units	$20,394,896	$45,422,402	$3,509,704	$5,276,336	$8,543,928	$7,437,704

ACCUMULATION UNITS OUTSTANDING	506,170	2,722,523	136,345	175,200	234,868	193,527

UNIT VALUE (ACCUMULATION)	$40.29	$16.68	$25.74	$30.12	$36.38	$38.43

(1) Cost of investments:	$19,373,784	$40,962,890	$3,651,447	$5,358,786	$8,723,650	$7,425,257
Shares of investments:	1,686,923	3,836,352	271,020	384,853	620,024	526,377

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER LIFETIME 2055 FUND - INVESTOR CLASS	EMPOWER MID CAP VALUE FUND - INVESTOR CLASS (3)	EMPOWER MODERATE PROFILE FUND - INVESTOR CLASS	EMPOWER MODERATELY AGGRESSIVE PROFILE FUND - INVESTOR CLASS	EMPOWER MODERATELY CONSERVATIVE PROFILE FUND - INVESTOR CLASS	EMPOWER MULTI-SECTOR BOND FUND - INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$4,679,479	$34,656,184	$50,703,339	$52,260,901	$8,606,410	$9,911,237
Purchase Payments Receivable	2,942	708	7,143	4,453	1,255	14,933
Receivable from fund shares Sold	36,554	68,098	173,273	446,834	101,141	—

Total assets	4,718,975	34,724,990	50,883,755	52,712,188	8,708,806	9,926,170

LIABILITIES:
Payables for fund shares Purchased	—	—	—	—	—	14,927
Redemptions Payable	39,496	68,806	180,416	451,287	102,396	6

Total Liabilities	39,496	68,806	180,416	451,287	102,396	14,933

NET ASSETS	$4,679,479	$34,656,184	$50,703,339	$52,260,901	$8,606,410	$9,911,237

NET ASSETS REPRESENTED BY:
Accumulation units	$4,679,479	$34,656,184	$50,703,339	$52,260,901	$8,606,410	$9,911,237

ACCUMULATION UNITS OUTSTANDING	120,308	340,724	3,469,343	3,347,887	634,742	218,382

UNIT VALUE (ACCUMULATION)	$38.90	$101.71	$14.61	$15.61	$13.56	$45.38

(1) Cost of investments:	$4,590,927	$42,168,021	$54,957,003	$57,111,142	$9,078,844	$10,183,351
Shares of investments:	255,849	2,516,789	8,035,394	7,519,554	1,073,118	765,346

(3) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/2024, is related to the Empower Mid Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER S&P 500® INDEX FUND - INVESTOR CLASS	EMPOWER S&P SMALL CAP 600® INDEX FUND - INVESTOR CLASS	EMPOWER SMALL CAP VALUE FUND - INVESTOR CLASS	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND - INVESTOR CLASS	EMPOWER U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS	FEDERATED HERMES EQUITY INCOME FUND, INC. - CLASS A

ASSETS:
Investments at fair value (1)	$218,869,365	$24,639,398	$6,758,756	$31,329,371	$11,426,370	$2,437,850
Purchase Payments Receivable	225,982	11,218	417	202,598	24,298	45
Receivable from fund shares Sold	—	—	—	—	136,582	—

Total assets	219,095,347	24,650,616	6,759,173	31,531,969	11,587,250	2,437,895

LIABILITIES:
Payables for fund shares Purchased	169,528	11,218	417	137,599	—	45
Redemptions Payable	56,454	—	—	64,999	160,880	—

Total Liabilities	225,982	11,218	417	202,598	160,880	45

NET ASSETS	$218,869,365	$24,639,398	$6,758,756	$31,329,371	$11,426,370	$2,437,850

NET ASSETS REPRESENTED BY:
Accumulation units	$218,869,365	$24,639,398	$6,758,756	$31,329,371	$11,426,370	$2,437,850

ACCUMULATION UNITS OUTSTANDING	9,012,991	258,378	102,371	287,465	503,040	83,683

UNIT VALUE (ACCUMULATION)	$24.28	$95.36	$66.02	$108.98	$22.71	$29.13

(1) Cost of investments:	$136,520,848	$23,292,246	$5,202,487	$23,881,691	$12,648,943	$2,381,208
Shares of investments:	5,817,899	1,876,573	175,826	832,121	1,066,888	111,368

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	FEDERATED HERMES GOVERNMENT OBLIGATIONS - SERVICE SHARES	FIDELITY® VIP CONTRAFUND® PORTFOLIO - INITIAL CLASS	FIDELITY® VIP GROWTH PORTFOLIO - INITIAL CLASS	FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A	INVESCO AMERICAN FRANCHISE FUND - CLASS A	INVESCO COMSTOCK FUND - CLASS R

ASSETS:
Investments at fair value (1)	$27,951,707	$53,690,179	$114,068,365	$131,254	$801,026	$1,519,820
Purchase Payments Receivable	110,458	8,427	66,640	—	—	30
Receivable from fund shares Sold	551,204	54,176	—	—	—	—

Total assets	28,613,369	53,752,782	114,135,005	131,254	801,026	1,519,850

LIABILITIES:
Payables for fund shares Purchased	—	—	26,553	—	—	30
Redemptions Payable	661,662	62,603	40,087	—	—	—

Total Liabilities	661,662	62,603	66,640	—	—	30

NET ASSETS	$27,951,707	$53,690,179	$114,068,365	$131,254	$801,026	$1,519,820

NET ASSETS REPRESENTED BY:
Accumulation units	$27,951,707	$53,690,179	$114,068,365	$131,254	$801,026	$1,519,820

ACCUMULATION UNITS OUTSTANDING	2,738,950	538,223	818,870	3,832	22,959	40,460

UNIT VALUE (ACCUMULATION)	$10.21	$99.75	$139.30	$34.25	$34.89	$37.56

(1) Cost of investments:	$27,951,707	$37,071,077	$96,326,803	$149,249	$585,229	$1,523,875
Shares of investments:	27,951,707	926,651	1,176,690	3,356	27,292	53,122

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	INVESCO DISCOVERY LARGE CAP FUND - CLASS A (5)	INVESCO DISCOVERY MID CAP GROWTH FUND - CLASS A	INVESCO GLOBAL FUND - CLASS A	INVESCO SMALL CAP GROWTH FUND - CLASS A	INVESCO VALUE OPPORTUNITIES - CLASS R	JANUS HENDERSON FORTY FUND - CLASS T

ASSETS:
Investments at fair value (1)	$4,642,506	$1,327,588	$11,923,003	$672,704	$706,871	$7,553,799
Purchase Payments Receivable	25	—	784	—	81	2,399
Receivable from fund shares Sold	—	—	30,832	—	—	17,353

Total assets	4,642,531	1,327,588	11,954,619	672,704	706,952	7,573,551

LIABILITIES:
Payables for fund shares Purchased	25	—	—	—	5	—
Redemptions Payable	—	—	31,616	—	76	19,752

Total Liabilities	25	—	31,616	—	81	19,752

NET ASSETS	$4,642,506	$1,327,588	$11,923,003	$672,704	$706,871	$7,553,799

NET ASSETS REPRESENTED BY:
Accumulation units	$4,642,506	$1,327,588	$11,923,003	$672,704	$706,871	$7,553,799

ACCUMULATION UNITS OUTSTANDING	85,379	49,624	243,910	13,535	19,278	256,786

UNIT VALUE (ACCUMULATION)	$54.38	$26.75	$48.88	$49.70	$36.67	$29.42

(1) Cost of investments:	$3,526,314	$1,201,506	$11,707,131	$785,254	$583,991	$6,230,813
Shares of investments:	55,380	47,584	127,328	22,750	33,661	146,250

(5) Invesco Capital Appreciation Fund name changed to Invesco Discovery Large Cap Fund effective 12/20/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	JANUS HENDERSON GLOBAL RESEARCH FUND - CLASS T	JANUS HENDERSON RESEARCH FUND - CLASS T	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES	JENSEN QUALITY GROWTH FUND - CLASS R	LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A	MFS GROWTH FUND - CLASS A

ASSETS:
Investments at fair value (1)	$898,099	$79,702	$1,986,297	$1,121,661	$568,086	$238,919
Purchase Payments Receivable	—	—	—	—	2,397	—
Receivable from fund shares Sold	8,904	6,843	—	—	—	18,332

Total assets	907,003	86,545	1,986,297	1,121,661	570,483	257,251

LIABILITIES:
Payables for fund shares Purchased	—	—	—	—	2,397	—
Redemptions Payable	8,904	6,843	—	—	—	18,332

Total Liabilities	8,904	6,843	—	—	2,397	18,332

NET ASSETS	$898,099	$79,702	$1,986,297	$1,121,661	$568,086	$238,919

NET ASSETS REPRESENTED BY:
Accumulation units	$898,099	$79,702	$1,986,297	$1,121,661	$568,086	$238,919

ACCUMULATION UNITS OUTSTANDING	40,687	2,630	41,664	21,659	13,680	3,165

UNIT VALUE (ACCUMULATION)	$22.07	$30.30	$47.67	$51.79	$41.53	$75.49

(1) Cost of investments:	$589,530	$50,842	$1,434,005	$899,327	$537,131	$164,227
Shares of investments:	8,266	942	27,359	19,372	30,057	1,309

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	NYLI WMC SMALL COMPANIES FUND - CLASS A (6)	PIMCO TOTAL RETURN FUND - ADMINISTRATIVE CLASS	PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II	PUTNAM HIGH YIELD FUND - CLASS R	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND - CLASS R	ROYCE SMALL-CAP TOTAL RETURN FUND - SERVICE CLASS

ASSETS:
Investments at fair value (1)	$47,417	$5,550,154	$730,413	$1,020,536	$907,351	$960,798
Purchase Payments Receivable	—	610	5	4	71	—
Receivable from fund shares Sold	—	9,603	—	4	—	—

Total assets	47,417	5,560,367	730,418	1,020,544	907,422	960,798

LIABILITIES:
Payables for fund shares Purchased	—	—	5	—	71	—
Redemptions Payable	—	10,213	—	8	—	—

Total Liabilities	—	10,213	5	8	71	—

NET ASSETS	$47,417	$5,550,154	$730,413	$1,020,536	$907,351	$960,798

NET ASSETS REPRESENTED BY:
Accumulation units	$47,417	$5,550,154	$730,413	$1,020,536	$907,351	$960,798

ACCUMULATION UNITS OUTSTANDING	2,031	282,038	16,661	48,609	62,533	31,833

UNIT VALUE (ACCUMULATION)	$23.35	$19.68	$43.84	$20.99	$14.51	$30.18

(1) Cost of investments:	$42,609	$5,925,113	$764,869	$1,022,933	$962,077	$1,071,225
Shares of investments:	1,862	654,499	54,836	194,759	23,909	121,466

(6) Mainstay WMC Small Companies Fund name changed to NYLI WMC Small Companies Fund effective 8/28/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	VICTORY RS SELECT GROWTH FUND - CLASS A	VICTORY RS SMALL CAP GROWTH FUND - CLASS A

ASSETS:
Investments at fair value (1)	$233,064	$920,772
Purchase Payments Receivable	—	—
Receivable from fund shares Sold	—	—

Total assets	233,064	920,772

LIABILITIES:
Payables for fund shares Purchased	—	—
Redemptions Payable	—	—

Total Liabilities	—	—

NET ASSETS	$233,064	$920,772

NET ASSETS REPRESENTED BY:
Accumulation units	$233,064	$920,772

ACCUMULATION UNITS OUTSTANDING	5,168	50,541

UNIT VALUE (ACCUMULATION)	$45.10	$18.22

(1) Cost of investments:	$289,196	$1,094,905
Shares of investments:	10,263	15,805

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO - CLASS I-2	ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2	AMERICAN CENTURY INVESTMENTS DISCIPLINED CORE VALUE FUND - INVESTOR CLASS	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND - INVESTOR CLASS	AMERICAN FUNDS THE GROWTH FUND OF AMERICA® - CLASS R3	ARTISAN INTERNATIONAL FUND - INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$—	$—	$3,382	$221,952	$12,976	$79,627

EXPENSES:
Mortality and expense risk	17,193	105,686	1,896	76,117	130,592	80,602

NET INVESTMENT INCOME (LOSS)	(17,193)	(105,686)	1,486	145,835	(117,616)	(975)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	91,158	(439,535)	(13)	22,462	1,946,179	(37,579)
Realized gain distributions	3,651	—	—	694,548	1,310,163	846,006

Net realized gain (loss) on investments	94,809	(439,535)	(13)	717,010	3,256,342	808,427

Change in net unrealized appreciation (depreciation) on investments	193,191	2,719,916	27,058	(86,853)	841,386	94,981

Net realized and unrealized gain (loss) on investments	288,000	2,280,381	27,045	630,157	4,097,728	903,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$270,807	$2,174,695	$28,531	$775,992	$3,980,112	$902,433

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	CLEARBRIDGE VALUE FUND - CLASS FI (1)	COLUMBIA SELECT MID CAP VALUE FUND - CLASS R	DAVIS NEW YORK VENTURE FUND - CLASS R	EMPOWER AGGRESSIVE PROFILE FUND - INVESTOR CLASS	EMPOWER BOND INDEX FUND - INVESTOR CLASS	EMPOWER CONSERVATIVE PROFILE FUND - INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$5,047	$8,052	$89,022	$1,154,936	$210,841	$813,336

EXPENSES:
Mortality and expense risk	12,936	10,898	37,267	183,221	70,020	72,896

NET INVESTMENT INCOME (LOSS)	(7,889)	(2,846)	51,755	971,715	140,821	740,440

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	55,173	207,279	(34,588)	(656,878)	(679,982)	(327,724)
Realized gain distributions	95,032	68,886	1,128,970	1,775,203	—	361,317

Net realized gain (loss) on investments	150,205	276,165	1,094,382	1,118,325	(679,982)	33,593

Change in net unrealized appreciation (depreciation) on investments	19,692	(100,829)	(304,169)	2,138,305	504,658	584,849

Net realized and unrealized gain (loss) on investments	169,897	175,336	790,213	3,256,630	(175,324)	618,442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$162,008	$172,490	$841,968	$4,228,345	$(34,503)	$1,358,882

(1) ClearBridge Value Trust name changed to ClearBridge Value Fund effective 3/1/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER GOVERNMENT MONEY MARKET FUND - INVESTOR CLASS (2)	EMPOWER INTERNATIONAL VALUE FUND - INVESTOR CLASS	EMPOWER LARGE CAP VALUE FUND - INVESTOR II CLASS	EMPOWER LIFETIME 2015 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2025 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2035 FUND - INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$679,319	$334,103	$396,733	$92,126	$127,327	$184,763

EXPENSES:
Mortality and expense risk	120,957	172,573	464,577	28,448	46,892	53,453

NET INVESTMENT INCOME (LOSS)	558,362	161,530	(67,844)	63,678	80,435	131,310

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	—	681,967	1,042,844	(62,678)	(103,745)	(71,345)
Realized gain distributions	—	637,945	4,179,387	69,267	125,380	316,849

Net realized gain (loss) on investments	—	1,319,912	5,222,231	6,589	21,635	245,504

Change in net unrealized appreciation (depreciation) on investments	—	(524,858)	783,250	130,436	254,163	323,583

Net realized and unrealized gain (loss) on investments	—	795,054	6,005,481	137,025	275,798	569,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$558,362	$956,584	$5,937,637	$200,703	$356,233	$700,397

(2) Fund ceased operations on 6/14/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER LIFETIME 2045 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2055 FUND - INVESTOR CLASS	EMPOWER MID CAP VALUE FUND - INVESTOR CLASS (3)	EMPOWER MODERATE PROFILE FUND - INVESTOR CLASS	EMPOWER MODERATELY AGGRESSIVE PROFILE FUND - INVESTOR CLASS	EMPOWER MODERATELY CONSERVATIVE PROFILE FUND - INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$142,427	$56,931	$2,874,362	$1,550,890	$1,579,076	$253,496

EXPENSES:
Mortality and expense risk	52,137	28,670	352,411	331,224	289,402	49,759

NET INVESTMENT INCOME (LOSS)	90,290	28,261	2,521,951	1,219,666	1,289,674	203,737

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	88,498	192,865	(1,349,729)	(894,662)	(783,907)	(98,574)
Realized gain distributions	310,135	138,945	1,063,210	2,058,293	1,564,095	162,141

Net realized gain (loss) on investments	398,633	331,810	(286,519)	1,163,631	780,188	63,567

Change in net unrealized appreciation (depreciation) on investments	175,686	72,769	(264,313)	1,404,232	2,395,818	262,061

Net realized and unrealized gain (loss) on investments	574,319	404,579	(550,832)	2,567,863	3,176,006	325,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$664,609	$432,840	$1,971,119	$3,787,529	$4,465,680	$529,365

(3) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/2024, is related to the Empower Mid Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER MULTI-SECTOR BOND FUND - INVESTOR CLASS	EMPOWER S&P 500® INDEX FUND - INVESTOR CLASS	EMPOWER S&P SMALL CAP 600® INDEX FUND - INVESTOR CLASS	EMPOWER SMALL CAP VALUE FUND - INVESTOR CLASS	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND - INVESTOR CLASS	EMPOWER U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$349,733	$1,141,327	$185,988	$—	$—	$306,444

EXPENSES:
Mortality and expense risk	67,093	2,107,785	221,950	61,036	271,367	110,135

NET INVESTMENT INCOME (LOSS)	282,640	(966,458)	(35,962)	(61,036)	(271,367)	196,309

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(25,789)	11,824,555	209,253	220,563	2,159,128	(237,636)
Realized gain distributions	—	945,634	891,684	72,913	1,108,545	—

Net realized gain (loss) on investments	(25,789)	12,770,189	1,100,937	293,476	3,267,673	(237,636)

Change in net unrealized appreciation (depreciation) on investments	69,075	32,136,780	622,518	248,402	(364,242)	3,087

Net realized and unrealized gain (loss) on investments	43,286	44,906,969	1,723,455	541,878	2,903,431	(234,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$325,926	$43,940,511	$1,687,493	$480,842	$2,632,064	$(38,240)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	FEDERATED HERMES EQUITY INCOME FUND, INC. - CLASS A	FEDERATED HERMES GOVERNMENT OBLIGATIONS - SERVICE SHARES (4)	FIDELITY® VIP CONTRAFUND® PORTFOLIO - INITIAL CLASS	FIDELITY® VIP GROWTH PORTFOLIO - INITIAL CLASS	FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A	INVESCO AMERICAN FRANCHISE FUND - CLASS A

INVESTMENT INCOME:
Dividends	$21,571	$719,102	$96,427	$954	$—	$—

EXPENSES:
Mortality and expense risk	22,172	139,904	427,338	1,032,239	940	8,049

NET INVESTMENT INCOME (LOSS)	(601)	579,198	(330,911)	(1,031,285)	(940)	(8,049)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	25,449	1	4,134,781	6,027,879	(218)	44,300
Realized gain distributions	288,202	—	6,056,400	23,950,053	—	29,092

Net realized gain (loss) on investments	313,651	1	10,191,181	29,977,932	(218)	73,392

Change in net unrealized appreciation (depreciation) on investments	(41,074)	—	4,903,807	(1,550,947)	13,656	169,844

Net realized and unrealized gain (loss) on investments	272,577	1	15,094,988	28,426,985	13,438	243,236

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,976	$579,199	$14,764,077	$27,395,700	$12,498	$235,187

(4) Fund commenced operations on 6/14/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	INVESCO COMSTOCK FUND - CLASS R	INVESCO DISCOVERY LARGE CAP FUND - CLASS A (5)	INVESCO DISCOVERY MID CAP GROWTH FUND - CLASS A	INVESCO GLOBAL FUND - CLASS A	INVESCO SMALL CAP GROWTH FUND - CLASS A	INVESCO VALUE OPPORTUNITIES - CLASS R

INVESTMENT INCOME:
Dividends	$23,052	$—	$—	$—	$—	$1,430

EXPENSES:
Mortality and expense risk	10,384	39,929	13,253	98,698	7,890	4,147

NET INVESTMENT INCOME (LOSS)	12,668	(39,929)	(13,253)	(98,698)	(7,890)	(2,717)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	6,735	133,117	25,119	224,754	(174,446)	30,179
Realized gain distributions	117,384	132,301	62,786	1,299,864	—	49,686

Net realized gain (loss) on investments	124,119	265,418	87,905	1,524,618	(174,446)	79,865

Change in net unrealized appreciation (depreciation) on investments	81,337	927,813	164,781	470,516	362,014	83,130

Net realized and unrealized gain (loss) on investments	205,456	1,193,231	252,686	1,995,134	187,568	162,995

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$218,124	$1,153,302	$239,433	$1,896,436	$179,678	$160,278

(5) Invesco Captial Appreciation Fund named changed to Invesco Discovery Large Cap Fund effective 12/20/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	JANUS HENDERSON FORTY FUND - CLASS T	JANUS HENDERSON GLOBAL RESEARCH FUND - CLASS T	JANUS HENDERSON RESEARCH FUND - CLASS T	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES	JENSEN QUALITY GROWTH FUND - CLASS R	LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A

INVESTMENT INCOME:
Dividends	$26,559	$7,878	$154	$14,545	$1,324	$—

EXPENSES:
Mortality and expense risk	71,850	8,692	649	17,912	10,393	2,938

NET INVESTMENT INCOME (LOSS)	(45,291)	(814)	(495)	(3,367)	(9,069)	(2,938)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	384,125	47,593	11,719	65,670	81,710	5,518
Realized gain distributions	722,464	61,210	4,070	61,834	120,323	35,512

Net realized gain (loss) on investments	1,106,589	108,803	15,789	127,504	202,033	41,030

Change in net unrealized appreciation (depreciation) on investments	614,679	63,478	10,224	260,505	(94,629)	22,012

Net realized and unrealized gain (loss) on investments	1,721,268	172,281	26,013	388,009	107,404	63,042

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,675,977	$171,467	$25,518	$384,642	$98,335	$60,104

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	MFS GROWTH FUND - CLASS A	NYLI WMC SMALL COMPANIES FUND - CLASS A (6)	PIMCO TOTAL RETURN FUND - ADMINISTRATIVE CLASS	PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II	PUTNAM HIGH YIELD FUND - CLASS R	PUTNAM INCOME FUND - CLASS A (7)

INVESTMENT INCOME:
Dividends	$—	$83	$327,607	$20,981	$81,763	$17

EXPENSES:
Mortality and expense risk	1,272	510	51,807	9,352	6,951	2

NET INVESTMENT INCOME (LOSS)	(1,272)	(427)	275,800	11,629	74,812	15

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	34,890	2,511	(542,824)	(93,199)	(26,390)	(217)
Realized gain distributions	31,970	—	—	270,896	—	—

Net realized gain (loss) on investments	66,860	2,511	(542,824)	177,697	(26,390)	(217)

Change in net unrealized appreciation (depreciation) on investments	(4,213)	4,760	427,693	(69,598)	25,781	212

Net realized and unrealized gain (loss) on investments	62,647	7,271	(115,131)	108,099	(609)	(5)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,375	$6,844	$160,669	$119,728	$74,203	$10

(6) Mainstay WMC Small Companies Fund name changed to NYLI WMC Small Companies Fund effective 8/28/2024.
(7) Fund ceased operations on 7/5/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND - CLASS R	ROYCE SMALL-CAP TOTAL RETURN FUND - SERVICE CLASS	VICTORY RS SELECT GROWTH FUND - CLASS A	VICTORY RS SMALL CAP GROWTH FUND - CLASS A

INVESTMENT INCOME:
Dividends	$32,402	$21,586	$—	$—

EXPENSES:
Mortality and expense risk	7,946	6,588	2,154	9,611

NET INVESTMENT INCOME (LOSS)	24,456	14,998	(2,154)	(9,611)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(6,821)	(23,972)	(12,785)	(13,912)
Realized gain distributions	—	42,075	—	—

Net realized gain (loss) on investments	(6,821)	18,103	(12,785)	(13,912)

Change in net unrealized appreciation (depreciation) on investments	1,697	47,438	58,046	106,814

Net realized and unrealized gain (loss) on investments	(5,124)	65,541	45,261	92,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,332	$80,539	$43,107	$83,291

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO - CLASS I-2	ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2	AMERICAN CENTURY INVESTMENTS DISCIPLINED CORE VALUE FUND - INVESTOR CLASS	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND - INVESTOR CLASS	AMERICAN FUNDS THE GROWTH FUND OF AMERICA® - CLASS R3	ARTISAN INTERNATIONAL FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(17,193)	$(105,686)	$1,486	$145,835	$(117,616)	$(975)
Net realized gain (loss) on investments	94,809	(439,535)	(13)	717,010	3,256,342	808,427
Change in net unrealized appreciation (depreciation) on investments	193,191	2,719,916	27,058	(86,853)	841,386	94,981

Increase (decrease) in net assets resulting from operations	270,807	2,174,695	28,531	775,992	3,980,112	902,433

CONTRACT TRANSACTIONS:
Purchase payments received	50,005	130,403	—	233,481	470,744	267,361
Transfers for contract benefits and terminations	(168,043)	(1,054,253)	—	(984,371)	(1,936,332)	(840,879)
Net transfers	35,416	(83,642)	—	(2,041)	(849,859)	73,287
Contract maintenance charges	(1,509)	(1,921)	—	(5,270)	(8,040)	(5,129)
Other, net	(529)	4,365	—	(939)	(39,504)	(7,448)

Increase (decrease) in net assets resulting from contract transactions	(84,660)	(1,005,048)	—	(759,140)	(2,362,991)	(512,808)

Total increase (decrease) in net assets	186,147	1,169,647	28,531	16,852	1,617,121	389,625

NET ASSETS:
Beginning of period	1,788,204	11,346,837	229,939	8,639,818	14,225,856	9,620,271

End of period	$1,974,351	$12,516,484	$258,470	$8,656,670	$15,842,977	$10,009,896

CHANGES IN UNITS OUTSTANDING:
Units issued	1,813	2,968	—	4,900	9,637	13,213
Units redeemed	(4,776)	(22,208)	—	(18,728)	(49,110)	(35,999)

Net increase (decrease)	(2,963)	(19,240)	—	(13,828)	(39,473)	(22,786)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	CLEARBRIDGE VALUE FUND - CLASS FI (1)	COLUMBIA SELECT MID CAP VALUE FUND - CLASS R	DAVIS NEW YORK VENTURE FUND - CLASS R	EMPOWER AGGRESSIVE PROFILE FUND - INVESTOR CLASS	EMPOWER BOND INDEX FUND - INVESTOR CLASS	EMPOWER CONSERVATIVE PROFILE FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,889)	$(2,846)	$51,755	$971,715	$140,821	$740,440
Net realized gain (loss) on investments	150,205	276,165	1,094,382	1,118,325	(679,982)	33,593
Change in net unrealized appreciation (depreciation) on investments	19,692	(100,829)	(304,169)	2,138,305	504,658	584,849

Increase (decrease) in net assets resulting from operations	162,008	172,490	841,968	4,228,345	(34,503)	1,358,882

CONTRACT TRANSACTIONS:
Purchase payments received	5,584	52,098	305,505	552,685	349,033	208,152
Transfers for contract benefits and terminations	(115,005)	(117,187)	(543,637)	(4,618,141)	(2,437,406)	(5,239,195)
Net transfers	(4,466)	(974,492)	1,315,387	(463,192)	(2,895,608)	243,112
Contract maintenance charges	(238)	(3,573)	(12,394)	(3,218)	(34,542)	(4,309)
Other, net	(148)	(530)	(5,815)	(17,470)	(1,779)	(41,635)

Increase (decrease) in net assets resulting from contract transactions	(114,273)	(1,043,684)	1,059,046	(4,549,336)	(5,020,302)	(4,833,875)

Total increase (decrease) in net assets	47,735	(871,194)	1,901,014	(320,991)	(5,054,805)	(3,474,993)

NET ASSETS:
Beginning of period	1,237,404	1,904,742	5,116,199	37,727,397	13,969,702	29,792,965

End of period	$1,285,139	$1,033,548	$7,017,213	$37,406,406	$8,914,897	$26,317,972

CHANGES IN UNITS OUTSTANDING:
Units issued	156	1,825	47,960	35,525	19,695	50,132
Units redeemed	(3,890)	(35,452)	(17,620)	(298,127)	(241,815)	(424,577)

Net increase (decrease)	(3,734)	(33,627)	30,340	(262,602)	(222,120)	(374,445)

(1) ClearBridge Value Trust name changed to ClearBridge Value Fund effective 3/1/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER GOVERNMENT MONEY MARKET FUND - INVESTOR CLASS (2)	EMPOWER INTERNATIONAL VALUE FUND - INVESTOR CLASS	EMPOWER LARGE CAP VALUE FUND - INVESTOR II CLASS	EMPOWER LIFETIME 2015 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2025 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2035 FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$558,362	$161,530	$(67,844)	$63,678	$80,435	$131,310
Net realized gain (loss) on investments	—	1,319,912	5,222,231	6,589	21,635	245,504
Change in net unrealized appreciation (depreciation) on investments	—	(524,858)	783,250	130,436	254,163	323,583

Increase (decrease) in net assets resulting from operations	558,362	956,584	5,937,637	200,703	356,233	700,397

CONTRACT TRANSACTIONS:
Purchase payments received	160,888	505,409	450,167	180,268	396,420	539,279
Transfers for contract benefits and terminations	(4,286,779)	(2,766,527)	(4,237,323)	(1,010,221)	(1,108,427)	(1,628,397)
Net transfers	(27,506,749)	601,181	1,412,573	53,366	(656,710)	249,210
Contract maintenance charges	(29,401)	(22,282)	(8,073)	(244)	(3,687)	(1,901)
Other, net	33,181	(8,371)	(29,521)	—	587	5,073

Increase (decrease) in net assets resulting from contract transactions	(31,628,860)	(1,690,590)	(2,412,177)	(776,831)	(1,371,817)	(836,736)

Total increase (decrease) in net assets	(31,070,498)	(734,006)	3,525,460	(576,128)	(1,015,584)	(136,339)

NET ASSETS:
Beginning of period	31,070,498	21,128,902	41,896,942	4,085,832	6,291,920	8,680,267

End of period	$—	$20,394,896	$45,422,402	$3,509,704	$5,276,336	$8,543,928

CHANGES IN UNITS OUTSTANDING:
Units issued	16,161	27,946	110,955	7,481	13,240	21,096
Units redeemed	(1,883,118)	(67,755)	(262,808)	(40,791)	(62,091)	(42,797)

Net increase (decrease)	(1,866,957)	(39,809)	(151,853)	(33,310)	(48,851)	(21,701)

(2) Fund ceased operations on 6/14/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER LIFETIME 2045 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2055 FUND - INVESTOR CLASS	EMPOWER MID CAP VALUE FUND - INVESTOR CLASS (3)	EMPOWER MODERATE PROFILE FUND - INVESTOR CLASS	EMPOWER MODERATELY AGGRESSIVE PROFILE FUND - INVESTOR CLASS	EMPOWER MODERATELY CONSERVATIVE PROFILE FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$90,290	$28,261	$2,521,951	$1,219,666	$1,289,674	$203,737
Net realized gain (loss) on investments	398,633	331,810	(286,519)	1,163,631	780,188	63,567
Change in net unrealized appreciation (depreciation) on investments	175,686	72,769	(264,313)	1,404,232	2,395,818	262,061

Increase (decrease) in net assets resulting from operations	664,609	432,840	1,971,119	3,787,529	4,465,680	529,365

CONTRACT TRANSACTIONS:
Purchase payments received	652,518	560,775	252,712	1,107,373	961,847	34,264
Transfers for contract benefits and terminations	(330,630)	(347,765)	(3,284,320)	(8,709,341)	(5,398,568)	(1,125,164)
Net transfers	125,188	(12,826)	(1,434,314)	(876,393)	257,965	(19,697)
Contract maintenance charges	(2,409)	(1,236)	(9,684)	(7,208)	(7,933)	(221)
Other, net	(20,411)	(23,717)	(10,493)	(81,836)	(55,182)	(58,360)

Increase (decrease) in net assets resulting from contract transactions	424,256	175,231	(4,486,099)	(8,567,405)	(4,241,871)	(1,169,178)

Total increase (decrease) in net assets	1,088,865	608,071	(2,514,980)	(4,779,876)	223,809	(639,813)

NET ASSETS:
Beginning of period	6,348,839	4,071,408	37,171,164	55,483,215	52,037,092	9,246,223

End of period	$7,437,704	$4,679,479	$34,656,184	$50,703,339	$52,260,901	$8,606,410

CHANGES IN UNITS OUTSTANDING:
Units issued	19,801	15,113	3,959	81,551	78,338	12,588
Units redeemed	(9,044)	(11,892)	(51,582)	(677,874)	(355,516)	(99,267)

Net increase (decrease)	10,757	3,221	(47,623)	(596,323)	(277,178)	(86,679)

(3) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/2024, is related to the Empower Mid Cap Value Fund.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	EMPOWER MULTI-SECTOR BOND FUND - INVESTOR CLASS	EMPOWER S&P 500® INDEX FUND - INVESTOR CLASS	EMPOWER S&P SMALL CAP 600® INDEX FUND - INVESTOR CLASS	EMPOWER SMALL CAP VALUE FUND - INVESTOR CLASS	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND - INVESTOR CLASS	EMPOWER U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$282,640	$(966,458)	$(35,962)	$(61,036)	$(271,367)	$196,309
Net realized gain (loss) on investments	(25,789)	12,770,189	1,100,937	293,476	3,267,673	(237,636)
Change in net unrealized appreciation (depreciation) on investments	69,075	32,136,780	622,518	248,402	(364,242)	3,087

Increase (decrease) in net assets resulting from operations	325,926	43,940,511	1,687,493	480,842	2,632,064	(38,240)

CONTRACT TRANSACTIONS:
Purchase payments received	112,206	1,490,394	244,328	82,390	311,704	261,147
Transfers for contract benefits and terminations	(961,440)	(21,524,497)	(1,881,701)	(567,326)	(3,507,375)	(1,380,559)
Net transfers	2,388,943	(2,585,964)	(712,960)	(190,908)	(1,745,980)	1,622,853
Contract maintenance charges	(893)	(54,097)	(12,172)	(788)	(7,467)	(2,182)
Other, net	(2,158)	(46,825)	2,602	1,555	(12,126)	1,401

Increase (decrease) in net assets resulting from contract transactions	1,536,658	(22,720,989)	(2,359,903)	(675,077)	(4,961,244)	502,660

Total increase (decrease) in net assets	1,862,584	21,219,522	(672,410)	(194,235)	(2,329,180)	464,420

NET ASSETS:
Beginning of period	8,048,653	197,649,843	25,311,808	6,952,991	33,658,551	10,961,950

End of period	$9,911,237	$218,869,365	$24,639,398	$6,758,756	$31,329,371	$11,426,370

CHANGES IN UNITS OUTSTANDING:
Units issued	53,075	67,793	3,643	1,458	3,678	84,339
Units redeemed	(20,062)	(1,065,505)	(28,015)	(10,546)	(48,076)	(59,663)

Net increase (decrease)	33,013	(997,712)	(24,372)	(9,088)	(44,398)	24,676

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	FEDERATED HERMES EQUITY INCOME FUND, INC. - CLASS A	FEDERATED HERMES GOVERNMENT OBLIGATIONS - SERVICE SHARES (3)	FIDELITY® VIP CONTRAFUND® PORTFOLIO - INITIAL CLASS	FIDELITY® VIP GROWTH PORTFOLIO - INITIAL CLASS	FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A	INVESCO AMERICAN FRANCHISE FUND - CLASS A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(601)	$579,198	$(330,911)	$(1,031,285)	$(940)	$(8,049)
Net realized gain (loss) on investments	313,651	1	10,191,181	29,977,932	(218)	73,392
Change in net unrealized appreciation (depreciation) on investments	(41,074)	—	4,903,807	(1,550,947)	13,656	169,844

Increase (decrease) in net assets resulting from operations	271,976	579,199	14,764,077	27,395,700	12,498	235,187

CONTRACT TRANSACTIONS:
Purchase payments received	39,852	243,324	511,895	647,837	—	1,234
Transfers for contract benefits and terminations	(182,990)	(2,067,437)	(8,703,590)	(13,124,930)	—	(201,483)
Net transfers	(33,168)	29,225,249	(448,795)	18,655	(2)	(1,071)
Contract maintenance charges	(448)	(20,425)	(7,624)	(26,253)	—	(182)
Other, net	1,927	(8,203)	(76,070)	8,938	—	—

Increase (decrease) in net assets resulting from contract transactions	(174,827)	27,372,508	(8,724,184)	(12,475,753)	(2)	(201,502)

Total increase (decrease) in net assets	97,149	27,951,707	6,039,893	14,919,947	12,496	33,685

NET ASSETS:
Beginning of period	2,340,701	—	47,650,286	99,148,418	118,758	767,341

End of period	$2,437,850	$27,951,707	$53,690,179	$114,068,365	$131,254	$801,026

CHANGES IN UNITS OUTSTANDING:
Units issued	1,491	2,946,372	6,609	6,219	—	41
Units redeemed	(7,720)	(207,423)	(89,084)	(106,521)	—	(6,842)

Net increase (decrease)	(6,229)	2,738,949	(82,475)	(100,302)	—	(6,801)

(3) Fund commenced operations on 6/14/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	INVESCO COMSTOCK FUND - CLASS R	INVESCO DISCOVERY LARGE CAP FUND - CLASS A (5)	INVESCO DISCOVERY MID CAP GROWTH FUND - CLASS A	INVESCO GLOBAL FUND - CLASS A	INVESCO SMALL CAP GROWTH FUND - CLASS A	INVESCO VALUE OPPORTUNITIES - CLASS R

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,668	$(39,929)	$(13,253)	$(98,698)	$(7,890)	$(2,717)
Net realized gain (loss) on investments	124,119	265,418	87,905	1,524,618	(174,446)	79,865
Change in net unrealized appreciation (depreciation) on investments	81,337	927,813	164,781	470,516	362,014	83,130

Increase (decrease) in net assets resulting from operations	218,124	1,153,302	239,433	1,896,436	179,678	160,278

CONTRACT TRANSACTIONS:
Purchase payments received	31,403	56,215	16,251	227,637	12,492	7,195
Transfers for contract benefits and terminations	(210,098)	(322,379)	(91,805)	(1,302,365)	(204,574)	(88,579)
Net transfers	(176,762)	83,646	91,639	(1,350,834)	(531,622)	16,378
Contract maintenance charges	(184)	(368)	(536)	(8,677)	(604)	(329)
Other, net	1,449	1,724	195	2,776	593	75

Increase (decrease) in net assets resulting from contract transactions	(354,192)	(181,162)	15,744	(2,431,463)	(723,715)	(65,260)

Total increase (decrease) in net assets	(136,068)	972,140	255,177	(535,027)	(544,037)	95,018

NET ASSETS:
Beginning of period	1,655,888	3,670,366	1,072,411	12,458,030	1,216,741	611,853

End of period	$1,519,820	$4,642,506	$1,327,588	$11,923,003	$672,704	$706,871

CHANGES IN UNITS OUTSTANDING:
Units issued	949	2,508	2,341	5,364	237	453
Units redeemed	(10,512)	(6,945)	(3,802)	(54,322)	(13,134)	(2,594)

Net increase (decrease)	(9,563)	(4,437)	(1,461)	(48,958)	(12,897)	(2,141)

(5) Invesco Captial Appreciation Fund named changed to Invesco Discovery Large Cap Fund effective 12/20/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	JANUS HENDERSON FORTY FUND - CLASS T	JANUS HENDERSON GLOBAL RESEARCH FUND - CLASS T	JANUS HENDERSON RESEARCH FUND - CLASS T	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES	JENSEN QUALITY GROWTH FUND - CLASS R	LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(45,291)	$(814)	$(495)	$(3,367)	$(9,069)	$(2,938)
Net realized gain (loss) on investments	1,106,589	108,803	15,789	127,504	202,033	41,030
Change in net unrealized appreciation (depreciation) on investments	614,679	63,478	10,224	260,505	(94,629)	22,012

Increase (decrease) in net assets resulting from operations	1,675,977	171,467	25,518	384,642	98,335	60,104

CONTRACT TRANSACTIONS:
Purchase payments received	40,307	4,596	—	—	2,666	8,416
Transfers for contract benefits and terminations	(792,858)	(62,135)	(27,750)	(79,100)	(245,647)	(54,318)
Net transfers	40,414	(19,209)	(6,844)	(79,974)	14,379	52,795
Contract maintenance charges	(2,087)	(418)	—	(719)	(318)	(62)
Other, net	758	666	—	736	—	839

Increase (decrease) in net assets resulting from contract transactions	(713,466)	(76,500)	(34,594)	(159,057)	(228,920)	7,670

Total increase (decrease) in net assets	962,511	94,967	(9,076)	225,585	(130,585)	67,774

NET ASSETS:
Beginning of period	6,591,288	803,132	88,778	1,760,712	1,252,246	500,312

End of period	$7,553,799	$898,099	$79,702	$1,986,297	$1,121,661	$568,086

CHANGES IN UNITS OUTSTANDING:
Units issued	2,123	150	—	17	349	1,355
Units redeemed	(30,262)	(3,524)	(1,293)	(3,538)	(4,542)	(1,414)

Net increase (decrease)	(28,139)	(3,374)	(1,293)	(3,521)	(4,193)	(59)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	MFS GROWTH FUND - CLASS A	NYLI WMC SMALL COMPANIES FUND - CLASS A (6)	PIMCO TOTAL RETURN FUND - ADMINISTRATIVE CLASS	PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II	PUTNAM HIGH YIELD FUND - CLASS R	PUTNAM INCOME FUND - CLASS A (7)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,272)	$(427)	$275,800	$11,629	$74,812	$15
Net realized gain (loss) on investments	66,860	2,511	(542,824)	177,697	(26,390)	(217)
Change in net unrealized appreciation (depreciation) on investments	(4,213)	4,760	427,693	(69,598)	25,781	212

Increase (decrease) in net assets resulting from operations	61,375	6,844	160,669	119,728	74,203	10

CONTRACT TRANSACTIONS:
Purchase payments received	2,256	5,301	259,212	45,140	30,462	—
Transfers for contract benefits and terminations	(7,625)	(14,902)	(790,812)	(105,624)	(91,660)	(728)
Net transfers	(34,468)	(19,786)	(1,486,348)	(651,076)	(114,946)	(2)
Contract maintenance charges	(24)	(194)	(11,957)	(3,112)	(1,566)	—
Other, net	4	(601)	(6,447)	(927)	(17)	—

Increase (decrease) in net assets resulting from contract transactions	(39,857)	(30,182)	(2,036,352)	(715,599)	(177,727)	(730)

Total increase (decrease) in net assets	21,518	(23,338)	(1,875,683)	(595,871)	(103,524)	(720)

NET ASSETS:
Beginning of period	217,401	70,755	7,425,837	1,326,284	1,124,060	720

End of period	$238,919	$47,417	$5,550,154	$730,413	$1,020,536	$—

CHANGES IN UNITS OUTSTANDING:
Units issued	35	250	14,169	1,263	1,527	—
Units redeemed	(721)	(1,695)	(106,550)	(17,278)	(9,534)	(68)

Net increase (decrease)	(686)	(1,445)	(92,381)	(16,015)	(8,007)	(68)

(6) Mainstay WMC Small Companies Fund name changed to NYLI WMC Small Companies Fund effective 8/28/2024.
(7) Fund ceased operations on 7/5/2024.

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2024

	INVESTMENT DIVISIONS
	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND - CLASS R	ROYCE SMALL-CAP TOTAL RETURN FUND - SERVICE CLASS	VICTORY RS SELECT GROWTH FUND - CLASS A	VICTORY RS SMALL CAP GROWTH FUND - CLASS A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,456	$14,998	$(2,154)	$(9,611)
Net realized gain (loss) on investments	(6,821)	18,103	(12,785)	(13,912)
Change in net unrealized appreciation (depreciation) on investments	1,697	47,438	58,046	106,814

Increase (decrease) in net assets resulting from operations	19,332	80,539	43,107	83,291

CONTRACT TRANSACTIONS:
Purchase payments received	17,888	13,004	671	1,686
Transfers for contract benefits and terminations	(97,732)	(55,525)	(13,647)	(34,869)
Net transfers	(30,792)	73,031	(999)	5,771
Contract maintenance charges	(93)	(87)	(61)	(352)
Other, net	3,121	(12,161)	—	112

Increase (decrease) in net assets resulting from contract transactions	(107,608)	18,262	(14,036)	(27,652)

Total increase (decrease) in net assets	(88,276)	98,801	29,071	55,639

NET ASSETS:
Beginning of period	995,627	861,997	203,993	865,133

End of period	$907,351	$960,798	$233,064	$920,772

CHANGES IN UNITS OUTSTANDING:
Units issued	1,448	3,295	16	152
Units redeemed	(9,202)	(2,404)	(349)	(1,996)

Net increase (decrease)	(7,754)	891	(333)	(1,844)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO - CLASS I-2	ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2	AMERICAN CENTURY INVESTMENTS DISCIPLINED CORE VALUE FUND - INVESTOR CLASS	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND - INVESTOR CLASS	AMERICAN FUNDS THE GROWTH FUND OF AMERICA® - CLASS R3	ARTISAN INTERNATIONAL FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,098	$(95,354)	$1,926	$139,598	$(55,162)	$21,432
Net realized gain (loss) on investments	14,377	(737,545)	(273)	402,675	1,086,209	(225,751)
Change in net unrealized appreciation (depreciation) on investments	240,520	2,950,588	14,646	(295,880)	2,742,281	1,395,684

Increase (decrease) in net assets resulting from operations	263,995	2,117,689	16,299	246,393	3,773,328	1,191,365

CONTRACT TRANSACTIONS:
Purchase payments received	42,186	136,815	—	206,373	294,950	300,766
Transfers for contract benefits and terminations	(161,152)	(760,951)	—	(1,429,961)	(1,335,907)	(677,486)
Net transfers	(239,872)	(156,071)	—	216,102	693,227	(455,346)
Contract maintenance charges	(1,564)	(1,576)	—	(3,588)	(1,695)	(7,724)
Other, net	(1,642)	(4,170)	—	3,770	9,606	13,355

Increase (decrease) in net assets resulting from contract transactions	(362,044)	(785,953)	—	(1,007,304)	(339,819)	(826,435)

Total increase (decrease) in net assets	(98,049)	1,331,736	16,299	(760,911)	3,433,509	364,930

NET ASSETS:
Beginning of period	1,886,253	10,015,101	213,640	9,400,729	10,792,347	9,255,341

End of period	$1,788,204	$11,346,837	$229,939	$8,639,818	$14,225,856	$9,620,271

CHANGES IN UNITS OUTSTANDING:
Units issued	1,592	4,015	—	7,513	27,954	15,656
Units redeemed	(13,156)	(23,926)	—	(29,060)	(35,961)	(55,389)

Net increase (decrease)	(11,564)	(19,911)	—	(21,547)	(8,007)	(39,733)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	CLEARBRIDGE VALUE FUND - CLASS FI	COLUMBIA SELECT MID CAP VALUE FUND - CLASS R	DAVIS NEW YORK VENTURE FUND - CLASS R	EMPOWER AGGRESSIVE PROFILE FUND - INVESTOR CLASS	EMPOWER BOND INDEX FUND - INVESTOR CLASS	EMPOWER CONSERVATIVE PROFILE FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(569)	$97	$301	$958,343	$236,474	$811,108
Net realized gain (loss) on investments	170,334	105,000	111,460	191,023	(779,024)	(22,597)
Change in net unrealized appreciation (depreciation) on investments	30,590	67,708	826,675	4,282,226	1,068,045	1,444,612

Increase (decrease) in net assets resulting from operations	200,355	172,805	938,436	5,431,592	525,495	2,233,123

CONTRACT TRANSACTIONS:
Purchase payments received	8,364	111,273	102,439	973,336	496,177	1,990,740
Transfers for contract benefits and terminations	(82,525)	(187,092)	(328,596)	(2,100,471)	(2,142,086)	(2,730,711)
Net transfers	(49,002)	(532,415)	1,575,213	(612,734)	1,329,501	(192,723)
Contract maintenance charges	(440)	(7,224)	(2,035)	(204)	(40,355)	(33,117)
Other, net	65	(2,751)	7,986	(8,040)	(10,051)	(64,890)

Increase (decrease) in net assets resulting from contract transactions	(123,538)	(618,209)	1,355,007	(1,748,113)	(366,814)	(1,030,701)

Total increase (decrease) in net assets	76,817	(445,404)	2,293,443	3,683,479	158,681	1,202,422

NET ASSETS:
Beginning of period	1,160,587	2,350,146	2,822,756	34,043,918	13,811,021	28,590,543

End of period	$1,237,404	$1,904,742	$5,116,199	$37,727,397	$13,969,702	$29,792,965

CHANGES IN UNITS OUTSTANDING:
Units issued	287	4,470	61,037	74,850	92,676	191,985
Units redeemed	(4,703)	(26,784)	(12,548)	(195,156)	(124,730)	(284,377)

Net increase (decrease)	(4,416)	(22,314)	48,489	(120,306)	(32,054)	(92,392)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	EMPOWER GOVERNMENT MONEY MARKET FUND - INVESTOR CLASS	EMPOWER INTERNATIONAL VALUE FUND - INVESTOR CLASS	EMPOWER LARGE CAP VALUE FUND - INVESTOR II CLASS	EMPOWER LIFETIME 2015 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2025 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2035 FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,113,891	$148,769	$37,512	$83,969	$92,417	$114,338
Net realized gain (loss) on investments	2	935,612	2,690,331	19,053	(72,658)	121,948
Change in net unrealized appreciation (depreciation) on investments	—	2,824,082	1,747,561	244,172	621,410	781,372

Increase (decrease) in net assets resulting from operations	1,113,893	3,908,463	4,475,404	347,194	641,169	1,017,658

CONTRACT TRANSACTIONS:
Purchase payments received	463,785	939,535	503,050	218,845	249,066	522,718
Transfers for contract benefits and terminations	(4,647,607)	(2,151,952)	(4,053,913)	(155,070)	(1,077,594)	(375,373)
Net transfers	1,160,936	(6,256,058)	(2,701,604)	50,727	478,685	440,859
Contract maintenance charges	(8,611)	(45,543)	(17,540)	(348)	(3,507)	(1,919)
Other, net	51,854	(25,135)	11,299	—	—	(9,506)

Increase (decrease) in net assets resulting from contract transactions	(2,979,643)	(7,539,153)	(6,258,708)	114,154	(353,350)	576,779

Total increase (decrease) in net assets	(1,865,750)	(3,630,690)	(1,783,304)	461,348	287,819	1,594,437

NET ASSETS:
Beginning of period	32,936,248	24,759,592	43,680,246	3,624,484	6,004,101	7,085,830

End of period	$31,070,498	$21,128,902	$41,896,942	$4,085,832	$6,291,920	$8,680,267

CHANGES IN UNITS OUTSTANDING:
Units issued	105,423	31,043	40,752	12,221	28,892	31,504
Units redeemed	(300,273)	(232,304)	(500,004)	(7,162)	(41,794)	(12,607)

Net increase (decrease)	(194,850)	(201,261)	(459,252)	5,059	(12,902)	18,897

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	EMPOWER LIFETIME 2045 FUND - INVESTOR CLASS	EMPOWER LIFETIME 2055 FUND - INVESTOR CLASS	EMPOWER MID CAP VALUE FUND - INVESTOR CLASS	EMPOWER MODERATE PROFILE FUND - INVESTOR CLASS	EMPOWER MODERATELY AGGRESSIVE PROFILE FUND - INVESTOR CLASS	EMPOWER MODERATELY CONSERVATIVE PROFILE FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$61,271	$24,246	$525,616	$1,556,924	$856,537	$233,896
Net realized gain (loss) on investments	123,128	75,417	3,397,261	119,563	736,131	64,263
Change in net unrealized appreciation (depreciation) on investments	657,651	437,136	(672,901)	4,041,744	4,506,898	499,760

Increase (decrease) in net assets resulting from operations	842,050	536,799	3,249,976	5,718,231	6,099,566	797,919

CONTRACT TRANSACTIONS:
Purchase payments received	512,389	445,735	235,969	1,477,634	1,211,963	222,825
Transfers for contract benefits and terminations	(186,407)	(75,581)	(2,596,982)	(3,423,111)	(3,921,823)	(774,834)
Net transfers	27,620	129,212	301,547	(229,076)	558,266	40,575
Contract maintenance charges	(2,571)	(1,010)	(8,351)	(3,168)	(4,105)	(4,598)
Other, net	10,563	(1,112)	(5,053)	16,163	(965)	32,783

Increase (decrease) in net assets resulting from contract transactions	361,594	497,244	(2,072,870)	(2,161,558)	(2,156,664)	(483,249)

Total increase (decrease) in net assets	1,203,644	1,034,043	1,177,106	3,556,673	3,942,902	314,670

NET ASSETS:
Beginning of period	5,145,195	3,037,365	35,994,058	51,926,542	48,094,190	8,931,553

End of period	$6,348,839	$4,071,408	$37,171,164	$55,483,215	$52,037,092	$9,246,223

CHANGES IN UNITS OUTSTANDING:
Units issued	17,203	18,247	9,356	122,905	139,992	25,443
Units redeemed	(5,865)	(2,490)	(27,418)	(289,872)	(297,880)	(65,231)

Net increase (decrease)	11,338	15,757	(18,062)	(166,967)	(157,888)	(39,788)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	EMPOWER MULTI-SECTOR BOND FUND - INVESTOR CLASS	EMPOWER S&P 500® INDEX FUND - INVESTOR CLASS	EMPOWER S&P SMALL CAP 600® INDEX FUND - INVESTOR CLASS	EMPOWER SMALL CAP VALUE FUND - INVESTOR CLASS	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND - INVESTOR CLASS	EMPOWER U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$191,393	$(986,932)	$(84,867)	$(53,401)	$(264,050)	$165,349
Net realized gain (loss) on investments	(118,196)	13,785,990	390,081	340,134	1,673,817	(299,128)
Change in net unrealized appreciation (depreciation) on investments	476,685	27,448,879	2,979,239	759,245	4,153,968	508,609

Increase (decrease) in net assets resulting from operations	549,882	40,247,937	3,284,453	1,045,978	5,563,735	374,830

CONTRACT TRANSACTIONS:
Purchase payments received	112,507	1,194,518	258,640	92,112	336,975	258,567
Transfers for contract benefits and terminations	(1,207,238)	(17,090,684)	(1,834,447)	(406,942)	(3,123,036)	(1,762,366)
Net transfers	(123,396)	2,204,229	(1,667,969)	(73,469)	32,951	(110,343)
Contract maintenance charges	(950)	(35,851)	(11,484)	(2,054)	(9,639)	(2,564)
Other, net	4,624	(13,887)	4,545	351	2,686	(7,477)

Increase (decrease) in net assets resulting from contract transactions	(1,214,453)	(13,741,675)	(3,250,715)	(390,002)	(2,760,063)	(1,624,183)

Total increase (decrease) in net assets	(664,571)	26,506,262	33,738	655,976	2,803,672	(1,249,353)

NET ASSETS:
Beginning of period	8,713,224	171,143,581	25,278,070	6,297,015	30,854,879	12,211,303

End of period	$8,048,653	$197,649,843	$25,311,808	$6,952,991	$33,658,551	$10,961,950

CHANGES IN UNITS OUTSTANDING:
Units issued	4,261	187,562	4,449	1,848	5,777	12,437
Units redeemed	(32,104)	(967,232)	(45,883)	(7,546)	(33,762)	(91,690)

Net increase (decrease)	(27,843)	(779,670)	(41,434)	(5,698)	(27,985)	(79,253)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	FEDERATED HERMES EQUITY INCOME FUND, INC. - CLASS A	FIDELITY® VIP CONTRAFUND® PORTFOLIO - INITIAL CLASS	FIDELITY® VIP GROWTH PORTFOLIO - INITIAL CLASS	FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A	INVESCO AMERICAN FRANCHISE FUND - CLASS A	INVESCO COMSTOCK FUND - CLASS R

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,891	$(118,041)	$(705,699)	$(779)	$(6,926)	$13,208
Net realized gain (loss) on investments	(13,755)	2,331,644	5,331,427	(378)	(9,862)	65,241
Change in net unrealized appreciation (depreciation) on investments	207,705	9,819,590	22,151,218	25,852	236,097	93,813

Increase (decrease) in net assets resulting from operations	199,841	12,033,193	26,776,946	24,695	219,309	172,262

CONTRACT TRANSACTIONS:
Purchase payments received	58,073	494,993	702,006	—	710	41,739
Transfers for contract benefits and terminations	(262,296)	(3,912,761)	(7,205,090)	—	(46,578)	(121,232)
Net transfers	(903,285)	395,796	(105,285)	(4)	10,940	(143,215)
Contract maintenance charges	(1,952)	(4,485)	(32,409)	—	(161)	(266)
Other, net	3,048	10,026	3,468	—	—	(1,096)

Increase (decrease) in net assets resulting from contract transactions	(1,106,412)	(3,016,431)	(6,637,310)	(4)	(35,089)	(224,070)

Total increase (decrease) in net assets	(906,571)	9,016,762	20,139,636	24,691	184,220	(51,808)

NET ASSETS:
Beginning of period	3,247,272	38,633,524	79,008,782	94,067	583,121	1,707,696

End of period	$2,340,701	$47,650,286	$99,148,418	$118,758	$767,341	$1,655,888

CHANGES IN UNITS OUTSTANDING:
Units issued	2,476	14,355	10,736	—	330	1,459
Units redeemed	(44,673)	(58,127)	(73,120)	—	(2,357)	(8,861)

Net increase (decrease)	(42,197)	(43,772)	(62,384)	—	(2,027)	(7,402)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	INVESCO DISCOVERY LARGE CAP FUND - CLASS A	INVESCO DISCOVERY MID CAP GROWTH FUND - CLASS A	INVESCO GLOBAL FUND - CLASS A	INVESCO SMALL CAP GROWTH FUND - CLASS A	INVESCO VALUE OPPORTUNITIES - CLASS R	JANUS HENDERSON FORTY FUND - CLASS T

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(29,810)	$(11,857)	$(82,651)	$(7,277)	$1,247	$(48,744)
Net realized gain (loss) on investments	(34,552)	(22,474)	1,060,994	(74,125)	(25,983)	570,987
Change in net unrealized appreciation (depreciation) on investments	989,655	167,695	2,125,646	215,579	101,672	1,286,943

Increase (decrease) in net assets resulting from operations	925,293	133,364	3,103,989	134,177	76,936	1,809,186

CONTRACT TRANSACTIONS:
Purchase payments received	51,526	23,179	190,735	23,890	11,891	19,203
Transfers for contract benefits and terminations	(173,522)	(122,181)	(688,179)	(64,818)	(36,129)	(316,769)
Net transfers	99,304	(218,749)	313,377	(20,578)	(92,666)	310,518
Contract maintenance charges	(375)	(1,106)	(5,008)	(737)	(294)	(1,639)
Other, net	3,626	(90)	10,063	286	28	439

Increase (decrease) in net assets resulting from contract transactions	(19,441)	(318,947)	(179,012)	(61,957)	(117,170)	11,752

Total increase (decrease) in net assets	905,852	(185,583)	2,924,977	72,220	(40,234)	1,820,938

NET ASSETS:
Beginning of period	2,764,514	1,257,994	9,533,053	1,144,521	652,087	4,770,350

End of period	$3,670,366	$1,072,411	$12,458,030	$1,216,741	$611,853	$6,591,288

CHANGES IN UNITS OUTSTANDING:
Units issued	3,964	773	13,046	508	496	15,612
Units redeemed	(4,922)	(14,384)	(19,083)	(2,010)	(4,782)	(15,659)

Net increase (decrease)	(958)	(13,611)	(6,037)	(1,502)	(4,286)	(47)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	JANUS HENDERSON GLOBAL RESEARCH FUND - CLASS T	JANUS HENDERSON RESEARCH FUND - CLASS T	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES	JENSEN QUALITY GROWTH FUND - CLASS R	LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A	MFS GROWTH FUND - CLASS A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,801)	$(617)	$122	$(6,357)	$(2,475)	$(1,020)
Net realized gain (loss) on investments	75,149	4,105	50,041	97,603	(11,840)	15,453
Change in net unrealized appreciation (depreciation) on investments	100,347	24,747	305,860	73,626	92,269	42,183

Increase (decrease) in net assets resulting from operations	173,695	28,235	356,023	164,872	77,954	56,616

CONTRACT TRANSACTIONS:
Purchase payments received	3,774	—	—	1,147	12,281	2,009
Transfers for contract benefits and terminations	(72,908)	(7,695)	(40,724)	(44,867)	(116,717)	(8,010)
Net transfers	(40,530)	—	56,865	28,371	(16,381)	3,384
Contract maintenance charges	(336)	—	(529)	(327)	(307)	(24)
Other, net	353	—	742	—	876	53

Increase (decrease) in net assets resulting from contract transactions	(109,647)	(7,695)	16,354	(15,676)	(120,248)	(2,588)

Total increase (decrease) in net assets	64,048	20,540	372,377	149,196	(42,294)	54,028

NET ASSETS:
Beginning of period	739,084	68,238	1,388,335	1,103,050	542,606	163,373

End of period	$803,132	$88,778	$1,760,712	$1,252,246	$500,312	$217,401

CHANGES IN UNITS OUTSTANDING:
Units issued	135	—	1,580	632	395	111
Units redeemed	(7,448)	(356)	(1,158)	(1,064)	(3,940)	(168)

Net increase (decrease)	(7,313)	(356)	422	(432)	(3,545)	(57)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	NYLI WMC SMALL COMPANIES FUND - CLASS A	PIMCO TOTAL RETURN FUND - ADMINISTRATIVE CLASS	PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II	PUTNAM HIGH YIELD FUND - CLASS R	PUTNAM INCOME FUND - CLASS A	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND - CLASS R

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(429)	$206,189	$9,754	$62,980	$47	$(7,011)
Net realized gain (loss) on investments	(1,334)	(687,124)	39,535	(70,633)	—	(16,244)
Change in net unrealized appreciation (depreciation) on investments	4,912	899,467	43,082	142,836	(18)	153,675

Increase (decrease) in net assets resulting from operations	3,149	418,532	92,371	135,183	29	130,420

CONTRACT TRANSACTIONS:
Purchase payments received	2,550	225,147	31,574	31,060	—	24,923
Transfers for contract benefits and terminations	(942)	(957,554)	(112,822)	(237,521)	—	(69,401)
Net transfers	32,848	(889,142)	460,342	(170,680)	—	(63,790)
Contract maintenance charges	(104)	(12,170)	(1,115)	(3,041)	—	(354)
Other, net	176	895	(202)	(665)	—	(7,995)

Increase (decrease) in net assets resulting from contract transactions	34,528	(1,632,824)	377,777	(380,847)	—	(116,617)

Total increase (decrease) in net assets	37,677	(1,214,292)	470,148	(245,664)	29	13,803

NET ASSETS:
Beginning of period	33,078	8,640,129	856,136	1,369,724	691	981,824

End of period	$70,755	$7,425,837	$1,326,284	$1,124,060	$720	$995,627

CHANGES IN UNITS OUTSTANDING:
Units issued	1,725	12,906	12,977	1,737	—	1,967
Units redeemed	(59)	(93,862)	(3,158)	(21,426)	—	(11,218)

Net increase (decrease)	1,666	(80,956)	9,819	(19,689)	—	(9,251)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2023

	INVESTMENT DIVISIONS
	ROYCE SMALL-CAP TOTAL RETURN FUND - SERVICE CLASS	VICTORY RS SELECT GROWTH FUND - CLASS A	VICTORY RS SMALL CAP GROWTH FUND - CLASS A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$17,965	$(1,956)	$(9,091)
Net realized gain (loss) on investments	(17,309)	(21,073)	(63,031)
Change in net unrealized appreciation (depreciation) on investments	158,382	55,410	216,427

Increase (decrease) in net assets resulting from operations	159,038	32,381	144,305

CONTRACT TRANSACTIONS:
Purchase payments received	10,296	848	1,446
Transfers for contract benefits and terminations	(54,686)	(18,491)	(100,236)
Net transfers	(22,446)	(1,026)	(5,485)
Contract maintenance charges	(64)	(58)	(374)
Other, net	287	—	31

Increase (decrease) in net assets resulting from contract transactions	(66,613)	(18,727)	(104,618)

Total increase (decrease) in net assets	92,425	13,654	39,687

NET ASSETS:
Beginning of period	769,572	190,339	825,446

End of period	$861,997	$203,993	$865,133

CHANGES IN UNITS OUTSTANDING:
Units issued	437	23	68
Units redeemed	(3,224)	(566)	(7,181)

Net increase (decrease)	(2,787)	(543)	(7,113)

The accompanying notes are an integral part of these financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The FutureFunds Series Account (the Series Account), a separate account of Empower Annuity Insurance Company of America (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for group variable annuity contracts. It consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.
Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.
The preparation of financial statements conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Series Account.
Security Valuation
Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.
Fund of Funds Structure Risk
Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends and capital gain distributions, if any, are reinvested in additional full and fractional shares of the related mutual funds. Capital gain distributions, if any, received from the underlying mutual funds are recorded as 'Realized gain distributions’ within the net realized and unrealized gain/(loss) on investments section of the Statement of Operations of the applicable Investment Divisions.
Contracts in the Payout Phase
Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions. In 2024, the Series Account had no contracts in the payout phase.
Federal Income Taxes
The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Section 817(h) of IRC requires that the investments of the Series Account must be adequately diversifiedin accordance with Treasury regulations in order to qualify as a life insurance policy under Section 72 of the Code. The Series Account complies with the diversification requirements.
Segment Reporting
The Series Account has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Series Account's adoption of the new standard impacted financial statement disclosures only and did not affect the Series Account's financial position or results of operations. The Empower Product Team acts as the Series Account's chief operating decision maker (CODM) and is responsible for assessing performance and allocating resources with respect to the Series Account. The CODM has concluded that each Investment Division of the Series Account operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within the Series Account's financial statements.
Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Net Transfers
Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.
Other, Net
The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Investment Division	Purchases	Sales

ALGER BALANCED PORTFOLIO - CLASS I-2	$449,627	$547,828
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2	458,158	1,568,892
AMERICAN CENTURY INVESTMENTS DISCIPLINED CORE VALUE FUND - INVESTOR CLASS	3,382	1,896
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND - INVESTOR CLASS	2,393,091	2,311,846
AMERICAN FUNDS THE GROWTH FUND OF AMERICA® - CLASS R3	5,551,866	6,722,309
ARTISAN INTERNATIONAL FUND - INVESTOR CLASS	2,048,919	1,716,697
CLEARBRIDGE VALUE FUND - CLASS FI	108,208	135,340
COLUMBIA SELECT MID CAP VALUE FUND - CLASS R	274,748	1,252,392
DAVIS NEW YORK VENTURE FUND - CLASS R	3,299,236	1,059,465
EMPOWER AGGRESSIVE PROFILE FUND - INVESTOR CLASS	5,486,085	7,288,502
EMPOWER BOND INDEX FUND - INVESTOR CLASS	4,047,794	8,927,273
EMPOWER CONSERVATIVE PROFILE FUND - INVESTOR CLASS	1,991,677	5,723,796
EMPOWER GOVERNMENT MONEY MARKET FUND - INVESTOR CLASS	2,651,000	33,709,545
EMPOWER INTERNATIONAL VALUE FUND - INVESTOR CLASS	4,061,377	4,952,493
EMPOWER LARGE CAP VALUE FUND - INVESTOR II CLASS	6,959,625	5,260,260
EMPOWER LIFETIME 2015 FUND - INVESTOR CLASS	2,005,533	2,649,419
EMPOWER LIFETIME 2025 FUND - INVESTOR CLASS	1,220,293	2,386,294
EMPOWER LIFETIME 2035 FUND - INVESTOR CLASS	2,164,520	2,553,096
EMPOWER LIFETIME 2045 FUND - INVESTOR CLASS	2,404,469	1,579,787
EMPOWER LIFETIME 2055 FUND - INVESTOR CLASS	2,157,065	1,814,627
EMPOWER MID CAP VALUE FUND - INVESTOR CLASS	4,462,155	5,363,092
EMPOWER MODERATE PROFILE FUND - INVESTOR CLASS	5,905,768	11,195,213
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND - INVESTOR CLASS	6,149,743	7,537,845
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND - INVESTOR CLASS	904,914	1,708,214
EMPOWER MULTI-SECTOR BOND FUND - INVESTOR CLASS	3,201,315	1,382,016
EMPOWER S&P 500® INDEX FUND - INVESTOR CLASS	9,408,163	32,149,975
EMPOWER S&P SMALL CAP 600® INDEX FUND - INVESTOR CLASS	2,407,663	3,911,844
EMPOWER SMALL CAP VALUE FUND - INVESTOR CLASS	273,409	936,608
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND - INVESTOR CLASS	3,168,378	7,292,444
EMPOWER U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS	2,653,384	1,954,415
FEDERATED HERMES EQUITY INCOME FUND, INC. - CLASS A	344,219	231,444
FEDERATED HERMES GOVERNMENT OBLIGATIONS - SERVICE SHARES	33,270,636	5,318,929
FIDELITY® VIP CONTRAFUND® PORTFOLIO - INITIAL CLASS	7,592,025	10,590,721
FIDELITY® VIP GROWTH PORTFOLIO - INITIAL CLASS	29,720,369	19,277,355
FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A	—	942
INVESCO AMERICAN FRANCHISE FUND - CLASS A	38,606	219,064
INVESCO COMSTOCK FUND - CLASS R	175,223	399,362
INVESCO DISCOVERY LARGE CAP FUND - CLASS A	593,528	682,318
INVESCO DISCOVERY MID CAP GROWTH FUND - CLASS A	251,803	186,525
INVESCO GLOBAL FUND - CLASS A	2,262,799	3,493,097
INVESCO SMALL CAP GROWTH FUND - CLASS A	53,310	784,914
INVESCO VALUE OPPORTUNITIES - CLASS R	178,316	196,608
JANUS HENDERSON FORTY FUND - CLASS T	1,521,722	1,558,014
JANUS HENDERSON GLOBAL RESEARCH FUND - CLASS T	105,143	121,247
JANUS HENDERSON RESEARCH FUND - CLASS T	4,224	35,243
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES	143,050	243,639
JENSEN QUALITY GROWTH FUND - CLASS R	146,124	263,790
LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A	120,503	80,259
MFS GROWTH FUND - CLASS A	64,049	73,207

Investment Division	Purchases	Sales

NYLI WMC SMALL COMPANIES FUND - CLASS A	19,306	49,915
PIMCO TOTAL RETURN FUND - ADMINISTRATIVE CLASS	3,675,148	5,435,702
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II	652,190	1,085,263
PUTNAM HIGH YIELD FUND - CLASS R	422,504	525,419
PUTNAM INCOME FUND - CLASS A	17	731
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND - CLASS R	58,987	142,139
ROYCE SMALL-CAP TOTAL RETURN FUND - SERVICE CLASS	165,010	89,675
VICTORY RS SELECT GROWTH FUND - CLASS A	1,380	17,569
VICTORY RS SMALL CAP GROWTH FUND - CLASS A	14,454	51,717
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Contract Maintenance Charges
The Company may deduct from each participant's account in the FutureFunds contract an annual maintenance charge of not more than $30 and from each participant’s account in the FutureFunds Select contract an annual maintenance charge of not more than $100 on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Charges Incurred for Total or Partial Surrenders
The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account in the FutureFunds contract. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. In the FutureFunds Select contract, a contract termination charge may apply within the first 5 years of the contract. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Premium Taxes
The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.
Loan Fees
To compensate the Company for the administration of loans, an annual maintenance fee of $25 to $100 from each participant account in the FutureFunds Select contract is charged on the anniversaries of the loan origination. The annual maintenance fee is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.
Deductions for Assumption of Mortality and Expense Risks
The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the terms of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.
Related Party Transactions
Empower Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services.

4. SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 8, 2025. No subsequent events requiring adjustments or disclosures have occurred.
5. FINANCIAL HIGHLIGHTS
For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.
The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	ALGER BALANCED PORTFOLIO - CLASS I-2
2024	55	$33.84	to	$46.43	$1,974	0.00%	0.00%	to	1.25%	15.60%	to	17.07%
2023	58	$29.27	to	$39.66	$1,788	1.45%	0.00%	to	1.25%	15.97%	to	17.43%
2022	69	$25.24	to	$33.77	$1,886	1.11%	0.00%	to	1.25%	(12.41)%	to	(11.31)%
2021	60	$28.82	to	$38.08	$1,789	0.86%	0.00%	to	1.25%	17.64%	to	19.12%
2020	63	$24.50	to	$31.97	$1,583	1.52%	0.00%	to	1.25%	8.86%	to	10.23%

	ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
2024	236	$51.15	to	$70.17	$12,516	0.00%	0.00%	to	1.25%	19.56%	to	21.07%
2023	255	$42.78	to	$57.96	$11,347	0.00%	0.00%	to	1.25%	21.65%	to	23.17%
2022	275	$35.17	to	$47.06	$10,015	0.00%	0.00%	to	1.25%	(36.87)%	to	(36.07)%
2021	299	$55.70	to	$73.61	$17,281	0.00%	0.00%	to	1.25%	2.91%	to	4.20%
2020	328	$54.13	to	$70.64	$18,471	0.00%	0.00%	to	1.25%	62.59%	to	64.63%

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	AMERICAN CENTURY INVESTMENTS DISCIPLINED CORE VALUE FUND - INVESTOR CLASS
2024	7	$36.69	to	$36.69	$258	1.34%	0.75%	to	0.75%	12.41%	to	12.41%
2023	7	$32.64	to	$32.64	$230	1.65%	0.75%	to	0.75%	7.63%	to	7.63%
2022	7	$30.33	to	$53.18	$214	1.79%	0.00%	to	0.75%	(13.26)%	to	(12.61)%
2021	7	$34.96	to	$60.86	$246	0.99%	0.00%	to	0.75%	22.78%	to	23.70%
2020	11	$28.47	to	$28.47	$320	1.89%	0.75%	to	0.75%	11.04%	to	11.04%

	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND - INVESTOR CLASS
2024	157	$54.04	to	$73.42	$8,657	2.53%	0.00%	to	1.25%	9.15%	to	10.53%
2023	171	$49.51	to	$66.43	$8,640	2.41%	0.00%	to	1.25%	2.61%	to	3.90%
2022	193	$48.25	to	$63.94	$9,401	2.13%	0.00%	to	1.25%	(4.34)%	to	(3.14)%
2021	207	$50.44	to	$66.01	$10,580	1.78%	0.00%	to	1.25%	15.34%	to	16.78%
2020	299	$43.74	to	$56.52	$13,318	2.13%	0.00%	to	1.25%	(0.18)%	to	1.08%

	AMERICAN FUNDS THE GROWTH FUND OF AMERICA® - CLASS R3
2024	288	$50.73	to	$63.85	$15,843	0.08%	0.00%	to	1.25%	26.42%	to	28.02%
2023	328	$40.13	to	$49.87	$14,226	0.33%	0.00%	to	1.25%	35.07%	to	36.75%
2022	336	$29.71	to	$36.47	$10,792	0.00%	0.00%	to	1.25%	(31.81)%	to	(30.95)%
2021	352	$43.57	to	$52.82	$16,435	0.00%	0.00%	to	1.25%	17.46%	to	18.93%
2020	392	$37.09	to	$44.41	$15,569	0.00%	0.00%	to	1.25%	35.68%	to	37.39%

	ARTISAN INTERNATIONAL FUND - INVESTOR CLASS
2024	422	$20.15	to	$27.39	$10,010	0.80%	0.00%	to	1.25%	9.26%	to	10.64%
2023	445	$18.44	to	$24.76	$9,620	1.01%	0.00%	to	1.25%	12.84%	to	14.26%
2022	485	$16.34	to	$21.67	$9,255	1.25%	0.00%	to	1.25%	(20.56)%	to	(19.57)%
2021	465	$20.57	to	$26.94	$11,074	0.58%	0.00%	to	1.25%	7.67%	to	9.02%
2020	601	$19.11	to	$24.71	$13,359	0.21%	0.00%	to	1.25%	6.22%	to	7.56%

	CLEARBRIDGE VALUE FUND - CLASS FI (1)
2024	38	$33.34	to	$44.25	$1,285	0.40%	0.00%	to	1.25%	13.57%	to	15.01%
2023	42	$29.36	to	$38.48	$1,237	0.97%	0.00%	to	1.25%	17.74%	to	19.21%
2022	47	$24.94	to	$32.28	$1,161	0.72%	0.00%	to	1.25%	(7.67)%	to	(6.51)%
2021	53	$27.01	to	$34.52	$1,431	0.47%	0.00%	to	1.25%	26.34%	to	27.93%
2020	52	$21.38	to	$26.99	$1,116	0.63%	0.00%	to	1.25%	9.78%	to	11.16%
(1) ClearBridge Value Trust name changed to ClearBridge Value Fund effective 3/1/2024.

	COLUMBIA SELECT MID CAP VALUE FUND - CLASS R
2024	34	$28.67	to	$35.29	$1,034	0.55%	0.00%	to	1.25%	11.17%	to	12.58%
2023	67	$25.79	to	$31.35	$1,905	0.59%	0.00%	to	1.25%	8.67%	to	10.03%
2022	90	$23.74	to	$28.49	$2,350	0.31%	0.00%	to	1.25%	(10.79)%	to	(9.67)%
2021	102	$26.61	to	$31.54	$2,993	0.06%	0.00%	to	1.25%	29.89%	to	31.52%
2020	143	$20.48	to	$23.98	$3,247	0.52%	0.00%	to	1.25%	5.00%	to	6.32%

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	DAVIS NEW YORK VENTURE FUND - CLASS R
2024	204	$30.62	to	$38.54	$7,017	1.44%	0.00%	to	1.25%	15.67%	to	17.13%
2023	173	$26.47	to	$32.90	$5,116	0.67%	0.00%	to	1.25%	28.04%	to	29.64%
2022	125	$20.68	to	$25.38	$2,823	1.30%	0.00%	to	1.25%	(18.64)%	to	(17.62)%
2021	132	$25.41	to	$30.81	$3,648	0.00%	0.00%	to	1.25%	10.81%	to	12.21%
2020	145	$22.93	to	$27.45	$3,598	0.29%	0.00%	to	1.25%	9.70%	to	11.08%

	EMPOWER AGGRESSIVE PROFILE FUND - INVESTOR CLASS
2024	2,131	$16.56	to	$18.18	$37,406	2.98%	0.00%	to	1.25%	10.55%	to	11.94%
2023	2,394	$14.98	to	$16.25	$37,727	3.17%	0.00%	to	1.25%	15.49%	to	16.94%
2022	2,514	$12.97	to	$13.89	$34,044	1.55%	0.00%	to	1.25%	(16.22)%	to	(15.16)%
2021	2,666	$15.49	to	$16.38	$42,730	5.43%	0.00%	to	1.25%	18.01%	to	19.49%
2020	2,990	$13.70	to	$13.70	$40,328	1.62%	0.00%	to	0.00%	11.99%	to	11.99%

	EMPOWER BOND INDEX FUND - INVESTOR CLASS
2024	467	$17.30	to	$23.73	$8,915	1.88%	0.00%	to	1.25%	(0.44)%	to	0.82%
2023	689	$17.37	to	$23.53	$13,970	2.03%	0.00%	to	1.25%	3.72%	to	5.02%
2022	721	$16.75	to	$22.41	$13,811	1.15%	0.00%	to	1.25%	(14.75)%	to	(13.68)%
2021	766	$19.65	to	$25.96	$17,070	0.80%	0.00%	to	1.25%	(3.60)%	to	(2.39)%
2020	960	$20.38	to	$26.59	$21,091	1.46%	0.00%	to	1.25%	5.84%	to	7.17%

	EMPOWER CONSERVATIVE PROFILE FUND - INVESTOR CLASS
2024	2,058	$11.91	to	$13.07	$26,318	2.87%	0.00%	to	1.25%	3.77%	to	5.09%
2023	2,432	$11.47	to	$12.44	$29,793	3.05%	0.00%	to	1.25%	6.91%	to	8.25%
2022	2,525	$10.73	to	$11.49	$28,591	1.77%	0.00%	to	1.25%	(11.06)%	to	(9.93)%
2021	2,711	$12.07	to	$12.76	$34,161	2.43%	0.00%	to	1.25%	5.04%	to	6.35%
2020	2,760	$11.49	to	$12.00	$32,792	2.05%	0.00%	to	1.25%	6.87%	to	8.21%

	EMPOWER INTERNATIONAL VALUE FUND - INVESTOR CLASS
2024	506	$43.79	to	$42.03	$20,395	1.59%	0.00%	to	1.25%	4.13%	to	5.47%
2023	546	$42.05	to	$39.85	$21,129	1.22%	0.00%	to	1.25%	16.57%	to	18.03%
2022	747	$36.07	to	$33.77	$24,760	1.35%	0.00%	to	1.25%	(16.23)%	to	(15.18)%
2021	632	$43.06	to	$39.81	$25,030	1.56%	0.00%	to	1.25%	9.45%	to	10.83%
2020	721	$39.34	to	$35.92	$26,190	0.98%	0.00%	to	1.25%	8.37%	to	9.73%

	EMPOWER LARGE CAP VALUE FUND - INVESTOR II CLASS
2024	2,723	$16.48	to	$17.58	$45,422	0.87%	0.00%	to	1.25%	14.06%	to	15.51%
2023	2,874	$14.44	to	$15.22	$41,897	1.09%	0.00%	to	1.25%	11.12%	to	12.51%
2022	3,334	$13.00	to	$13.53	$43,680	1.64%	0.00%	to	1.25%	(4.61)%	to	(3.41)%
2021	3,697	$13.63	to	$14.00	$50,669	1.13%	0.00%	to	1.25%	24.58%	to	26.15%
2020	4,166	$10.94	to	$11.10	$45,722	1.17%	0.00%	to	1.25%	2.61%	to	3.89%

	EMPOWER LIFETIME 2015 FUND - INVESTOR CLASS
2024	136	$23.70	to	$28.82	$3,510	2.54%	0.00%	to	1.25%	5.09%	to	6.43%
2023	170	$22.55	to	$27.08	$4,086	3.03%	0.00%	to	1.25%	8.97%	to	10.33%
2022	165	$20.70	to	$24.55	$3,624	1.99%	0.00%	to	1.25%	(13.35)%	to	(12.26)%
2021	162	$23.89	to	$27.98	$4,080	2.04%	0.00%	to	1.25%	7.13%	to	8.48%
2020	185	$22.30	to	$25.79	$4,316	1.71%	0.00%	to	1.25%	9.62%	to	11.00%

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	EMPOWER LIFETIME 2025 FUND - INVESTOR CLASS
2024	175	$28.11	to	$34.18	$5,276	2.25%	0.00%	to	1.25%	5.99%	to	7.33%
2023	224	$26.52	to	$31.85	$6,292	2.37%	0.00%	to	1.25%	10.52%	to	11.91%
2022	237	$24.00	to	$28.46	$6,004	1.60%	0.00%	to	1.25%	(14.90)%	to	(13.83)%
2021	265	$28.20	to	$33.03	$7,827	2.01%	0.00%	to	1.25%	8.80%	to	10.16%
2020	304	$25.92	to	$29.98	$8,314	1.81%	0.00%	to	1.25%	10.84%	to	12.24%

	EMPOWER LIFETIME 2035 FUND - INVESTOR CLASS
2024	235	$33.16	to	$40.33	$8,544	2.12%	0.00%	to	1.25%	7.83%	to	9.19%
2023	257	$30.75	to	$36.93	$8,680	2.05%	0.00%	to	1.25%	12.98%	to	14.40%
2022	238	$27.22	to	$32.28	$7,086	1.46%	0.00%	to	1.25%	(16.67)%	to	(15.62)%
2021	244	$32.67	to	$38.26	$8,648	2.33%	0.00%	to	1.25%	12.05%	to	13.46%
2020	244	$29.15	to	$33.72	$7,756	1.76%	0.00%	to	1.25%	11.89%	to	13.30%

	EMPOWER LIFETIME 2045 FUND - INVESTOR CLASS
2024	194	$35.34	to	$42.98	$7,438	1.99%	0.00%	to	1.25%	9.44%	to	10.82%
2023	183	$32.30	to	$38.78	$6,349	1.82%	0.00%	to	1.25%	15.28%	to	16.73%
2022	171	$28.01	to	$33.22	$5,145	1.36%	0.00%	to	1.25%	(17.85)%	to	(16.82)%
2021	168	$34.10	to	$39.94	$6,115	2.40%	0.00%	to	1.25%	14.58%	to	16.02%
2020	192	$29.76	to	$34.43	$6,130	1.76%	0.00%	to	1.25%	12.47%	to	13.89%

	EMPOWER LIFETIME 2055 FUND - INVESTOR CLASS
2024	120	$34.95	to	$42.50	$4,679	1.25%	0.00%	to	1.25%	9.71%	to	11.09%
2023	117	$31.86	to	$38.26	$4,071	1.33%	0.00%	to	1.25%	15.61%	to	17.06%
2022	101	$27.56	to	$32.68	$3,037	1.02%	0.00%	to	1.25%	(18.16)%	to	(17.13)%
2021	95	$33.68	to	$39.44	$3,458	2.02%	0.00%	to	1.25%	14.65%	to	16.09%
2020	112	$29.37	to	$33.97	$3,579	1.54%	0.00%	to	1.25%	12.54%	to	13.96%

	EMPOWER MID CAP VALUE FUND - INVESTOR CLASS (3)
2024	341	$120.36	to	$95.12	$34,656	4.07%	0.00%	to	1.25%	5.51%	to	(16.62)%
2023	388	$114.07	to	$114.07	$37,171	2.45%	0.00%	to	1.25%	9.08%	to	10.45%
2022	406	$104.58	to	$80.60	$35,994	4.99%	0.00%	to	1.25%	(14.02)%	to	(12.94)%
2021	454	$121.63	to	$92.58	$46,958	1.99%	0.00%	to	1.25%	24.57%	to	26.13%
2020	497	$97.64	to	$73.40	$41,382	2.56%	0.00%	to	1.25%	7.73%	to	9.08%
(3) Empower Ariel Mid Cap Value Fund merged into Empower Mid Cap Value Fund on 10/25/2024. All activity prior to 10/25/2024, is related to the Empower Ariel Mid Cap Value Fund, while all activity subsequent to 10/25/2024, is related to the Empower Mid Cap Value Fund.

	EMPOWER MODERATE PROFILE FUND - INVESTOR CLASS
2024	3,469	$13.96	to	$15.33	$50,703	2.92%	0.00%	to	1.25%	6.60%	to	7.95%
2023	4,066	$13.10	to	$14.20	$55,483	3.53%	0.00%	to	1.25%	10.55%	to	11.93%
2022	4,233	$11.85	to	$12.69	$51,927	2.21%	0.00%	to	1.25%	(13.11)%	to	(12.02)%
2021	4,555	$13.64	to	$14.42	$63,910	3.32%	0.00%	to	1.25%	10.59%	to	11.98%
2020	4,948	$12.33	to	$12.88	$62,415	1.49%	0.00%	to	1.25%	9.86%	to	11.25%

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	EMPOWER MODERATELY AGGRESSIVE PROFILE FUND - INVESTOR CLASS
2024	3,348	$14.81	to	$16.26	$52,261	2.97%	0.00%	to	1.25%	7.98%	to	9.34%
2023	3,625	$13.72	to	$14.87	$52,037	2.25%	0.00%	to	1.25%	12.20%	to	13.61%
2022	3,783	$12.23	to	$13.09	$48,094	1.54%	0.00%	to	1.25%	(14.17)%	to	(13.09)%
2021	3,991	$14.24	to	$15.06	$58,727	4.36%	0.00%	to	1.25%	12.82%	to	14.25%
2020	4,485	$12.62	to	$13.18	$58,109	1.98%	0.00%	to	1.25%	10.37%	to	11.75%

	EMPOWER MODERATELY CONSERVATIVE PROFILE FUND - INVESTOR CLASS
2024	635	$12.87	to	$14.13	$8,606	2.79%	0.00%	to	1.25%	5.12%	to	6.45%
2023	721	$12.25	to	$13.28	$9,246	3.13%	0.00%	to	1.25%	8.53%	to	9.89%
2022	761	$11.28	to	$12.08	$8,932	1.72%	0.00%	to	1.25%	(11.92)%	to	(10.81)%
2021	803	$12.81	to	$13.55	$10,625	2.96%	0.00%	to	1.25%	7.77%	to	9.13%
2020	874	$11.89	to	$12.41	$10,649	1.25%	0.00%	to	1.25%	8.20%	to	9.57%

	EMPOWER MULTI-SECTOR BOND FUND - INVESTOR CLASS
2024	218	$54.85	to	$50.66	$9,911	4.34%	0.00%	to	1.25%	3.82%	to	5.13%
2023	185	$48.19	to	$52.83	$8,049	3.09%	0.00%	to	1.25%	6.54%	to	7.88%
2022	213	$49.58	to	$44.67	$8,713	2.28%	0.00%	to	1.25%	(12.51)%	to	(11.42)%
2021	234	$56.68	to	$50.42	$11,029	2.30%	0.00%	to	1.25%	(0.36)%	to	0.89%
2020	282	$56.88	to	$49.98	$12,917	3.10%	0.00%	to	1.25%	7.74%	to	9.10%

	EMPOWER S&P 500® INDEX FUND - INVESTOR CLASS
2024	9,013	$23.83	to	$26.16	$218,869	0.54%	0.00%	to	1.25%	22.77%	to	24.33%
2023	10,011	$19.41	to	$21.04	$197,650	0.45%	0.00%	to	1.25%	24.06%	to	25.62%
2022	10,790	$15.65	to	$16.75	$171,144	0.36%	0.00%	to	1.25%	(19.56)%	to	(18.55)%
2021	11,676	$19.45	to	$20.57	$229,578	0.36%	0.00%	to	1.24%	26.60%	to	28.19%
2020	13,057	$15.36	to	$16.04	$202,359	0.72%	0.00%	to	1.25%	16.31%	to	17.77%

	EMPOWER S&P SMALL CAP 600® INDEX FUND - INVESTOR CLASS
2024	258	$105.89	to	$88.93	$24,639	0.75%	0.00%	to	1.25%	6.60%	to	7.94%
2023	283	$99.34	to	$82.39	$25,312	0.55%	0.00%	to	1.25%	14.04%	to	15.47%
2022	324	$87.12	to	$71.35	$25,278	0.47%	0.00%	to	1.25%	(17.55)%	to	(16.51)%
2021	334	$105.66	to	$85.46	$31,525	1.92%	0.00%	to	1.25%	24.38%	to	25.95%
2020	389	$84.95	to	$67.86	$29,403	1.46%	0.00%	to	1.25%	9.55%	to	10.93%

	EMPOWER SMALL CAP VALUE FUND - INVESTOR CLASS
2024	102	$65.78	to	$90.30	$6,759	0.00%	0.00%	to	1.25%	6.86%	to	8.21%
2023	111	$61.56	to	$83.45	$6,953	0.05%	0.00%	to	1.25%	16.35%	to	17.81%
2022	117	$52.91	to	$70.84	$6,297	0.06%	0.00%	to	1.25%	(11.14)%	to	(10.03)%
2021	125	$59.54	to	$78.73	$7,546	3.23%	0.00%	to	1.25%	29.05%	to	30.67%
2020	140	$46.14	to	$60.25	$6,663	0.00%	0.00%	to	1.25%	1.92%	to	3.20%

	EMPOWER T. ROWE PRICE MID CAP GROWTH FUND - INVESTOR CLASS
2024	287	$105.74	to	$144.38	$31,329	0.00%	0.00%	to	1.25%	7.69%	to	9.05%
2023	332	$98.19	to	$132.40	$33,659	0.00%	0.00%	to	1.25%	18.44%	to	19.92%
2022	360	$82.91	to	$110.41	$30,855	0.02%	0.00%	to	1.25%	(23.75)%	to	(22.79)%
2021	390	$108.73	to	$143.00	$43,546	0.18%	0.00%	to	1.25%	13.41%	to	14.83%
2020	430	$95.88	to	$124.53	$42,211	0.00%	0.00%	to	1.25%	22.57%	to	24.11%

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	EMPOWER U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS
2024	503	$23.36	to	$23.56	$11,426	2.81%	0.00%	to	1.25%	(0.51)%	to	0.74%
2023	478	$23.39	to	$23.48	$10,962	2.38%	0.00%	to	1.25%	3.15%	to	4.45%
2022	558	$22.76	to	$22.39	$12,211	1.34%	0.00%	to	1.25%	(13.17)%	to	(12.08)%
2021	654	$26.21	to	$25.47	$16,457	0.64%	0.00%	to	1.25%	(3.37)%	to	(2.15)%
2020	809	$26.03	to	$27.13	$20,909	0.87%	0.00%	to	1.25%	4.56%	to	5.87%

	FEDERATED HERMES EQUITY INCOME FUND, INC. - CLASS A
2024	84	$26.82	to	$35.59	$2,438	0.87%	0.00%	to	1.25%	11.45%	to	12.86%
2023	90	$24.07	to	$31.53	$2,341	1.12%	0.00%	to	1.25%	7.70%	to	9.05%
2022	132	$22.35	to	$28.92	$3,247	1.23%	0.00%	to	1.25%	(9.12)%	to	(7.98)%
2021	122	$24.59	to	$31.42	$3,294	0.87%	0.00%	to	1.25%	19.41%	to	20.90%
2020	125	$20.59	to	$25.99	$2,812	1.35%	0.00%	to	1.25%	5.09%	to	6.42%

	FEDERATED HERMES GOVERNMENT OBLIGATIONS - SERVICE SHARES (4)
2024	2,739	$10.19	to	$10.26	$27,952	2.54%	0.00%	to	1.25%	1.85%	to	2.55%
(4) For the period 6/14/2024 to 12/31/2024.

	FIDELITY® VIP CONTRAFUND® PORTFOLIO - INITIAL CLASS
2024	538	$97.14	to	$134.66	$53,690	0.18%	0.00%	to	1.25%	32.12%	to	33.79%
2023	621	$73.52	to	$100.65	$47,650	0.49%	0.00%	to	1.25%	31.80%	to	33.45%
2022	664	$55.78	to	$75.42	$38,634	0.49%	0.00%	to	1.25%	(27.23)%	to	(26.31)%
2021	724	$76.65	to	$102.35	$57,825	0.06%	0.00%	to	1.25%	26.25%	to	27.83%
2020	797	$60.72	to	$80.07	$50,324	0.24%	0.00%	to	1.25%	28.95%	to	30.57%

	FIDELITY® VIP GROWTH PORTFOLIO - INITIAL CLASS
2024	819	$167.82	to	$115.55	$114,068	0.00%	0.00%	to	1.25%	28.76%	to	30.39%
2023	919	$88.62	to	$130.33	$99,148	0.13%	0.00%	to	1.25%	34.55%	to	36.24%
2022	982	$96.86	to	$65.05	$79,009	0.62%	0.00%	to	1.25%	(25.39)%	to	(24.46)%
2021	1,040	$129.83	to	$86.11	$112,667	0.00%	0.00%	to	1.25%	21.69%	to	23.21%
2020	1,159	$106.70	to	$69.88	$103,116	0.07%	0.00%	to	1.25%	42.11%	to	43.89%

	FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A
2024	4	$34.25	to	$34.25	$131	0.00%	0.75%	to	0.75%	10.53%	to	10.53%
2023	4	$30.99	to	$30.99	$119	0.00%	0.75%	to	0.75%	26.25%	to	26.25%
2022	4	$24.55	to	$62.38	$94	0.00%	0.00%	to	0.75%	(34.21)%	to	(33.71)%
2021	4	$37.31	to	$94.11	$143	0.00%	0.00%	to	0.75%	9.08%	to	9.90%
2020	1	$34.20	to	$34.20	$39	0.00%	0.75%	to	0.75%	54.80%	to	54.80%

	INVESCO AMERICAN FRANCHISE FUND - CLASS A
2024	23	$32.14	to	$43.68	$801	0.00%	0.00%	to	1.25%	33.04%	to	34.73%
2023	30	$24.16	to	$32.42	$767	0.00%	0.00%	to	1.25%	39.17%	to	40.91%
2022	32	$17.36	to	$23.01	$583	0.00%	0.00%	to	1.25%	(32.00)%	to	(31.14)%
2021	35	$25.53	to	$33.41	$931	0.00%	0.00%	to	1.25%	10.46%	to	11.85%
2020	38	$23.11	to	$29.87	$939	0.00%	0.00%	to	1.25%	40.42%	to	42.18%

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	INVESCO COMSTOCK FUND - CLASS R
2024	40	$33.91	to	$42.68	$1,520	1.42%	0.00%	to	1.25%	13.29%	to	14.73%
2023	50	$29.93	to	$37.20	$1,656	1.48%	0.00%	to	1.25%	10.60%	to	11.99%
2022	57	$27.06	to	$33.22	$1,708	1.48%	0.00%	to	1.25%	(0.70)%	to	0.54%
2021	59	$27.25	to	$33.04	$1,761	1.15%	0.00%	to	1.25%	31.37%	to	33.02%
2020	67	$20.75	to	$24.84	$1,506	2.02%	0.00%	to	1.25%	(2.28)%	to	(1.06)%

	INVESCO DISCOVERY LARGE CAP FUND - CLASS A (5)
2024	85	$50.57	to	$67.15	$4,643	0.00%	0.00%	to	1.25%	32.33%	to	34.01%
2023	90	$38.21	to	$50.11	$3,670	0.00%	0.00%	to	1.25%	33.84%	to	35.51%
2022	91	$28.55	to	$36.98	$2,765	0.00%	0.00%	to	1.25%	(31.95)%	to	(31.10)%
2021	99	$41.96	to	$53.67	$4,426	0.00%	0.00%	to	1.25%	20.83%	to	22.34%
2020	110	$34.73	to	$43.87	$4,089	0.00%	0.00%	to	1.25%	34.60%	to	36.29%
(5) Invesco Capital Appreciation Fund name changed to Invesco Discovery Large Cap Fund effective 12/20/2024.

	INVESCO DISCOVERY MID CAP GROWTH FUND - CLASS A
2024	50	$23.74	to	$32.28	$1,328	0.00%	0.00%	to	1.25%	22.57%	to	24.12%
2023	51	$19.37	to	$26.01	$1,072	0.00%	0.00%	to	1.25%	11.57%	to	12.96%
2022	65	$17.36	to	$23.03	$1,258	0.00%	0.00%	to	1.25%	(31.95)%	to	(31.09)%
2021	61	$25.51	to	$33.42	$1,654	0.00%	0.00%	to	1.25%	17.39%	to	18.87%
2020	67	$21.73	to	$28.11	$1,557	0.00%	0.00%	to	1.25%	38.24%	to	39.98%

	INVESCO GLOBAL FUND - CLASS A
2024	244	$45.07	to	$58.20	$11,923	0.00%	0.00%	to	1.25%	14.83%	to	16.28%
2023	293	$39.26	to	$50.06	$12,458	0.00%	0.00%	to	1.25%	32.37%	to	34.03%
2022	299	$29.66	to	$37.35	$9,533	0.00%	0.00%	to	1.25%	(32.99)%	to	(32.14)%
2021	368	$44.25	to	$55.04	$17,551	0.00%	0.00%	to	1.25%	13.93%	to	15.36%
2020	405	$38.84	to	$47.71	$16,820	0.00%	0.00%	to	1.25%	26.04%	to	27.62%

	INVESCO SMALL CAP GROWTH FUND - CLASS A
2024	14	$46.36	to	$61.51	$673	0.00%	0.00%	to	1.25%	14.74%	to	16.19%
2023	26	$40.41	to	$52.94	$1,217	0.00%	0.00%	to	1.25%	11.26%	to	12.66%
2022	28	$36.32	to	$46.99	$1,145	0.00%	0.00%	to	1.25%	(36.39)%	to	(35.59)%
2021	33	$57.10	to	$72.97	$2,133	0.00%	0.00%	to	1.25%	6.00%	to	7.33%
2020	33	$53.87	to	$67.98	$1,996	0.00%	0.00%	to	1.25%	55.05%	to	57.00%

	INVESCO VALUE OPPORTUNITIES - CLASS R
2024	19	$33.34	to	$41.03	$707	0.22%	0.00%	to	1.25%	28.11%	to	29.73%
2023	21	$26.03	to	$31.63	$612	0.80%	0.00%	to	1.25%	13.63%	to	15.06%
2022	26	$22.90	to	$27.49	$652	0.10%	0.00%	to	1.25%	(4.66)%	to	(3.46)%
2021	26	$24.02	to	$28.48	$701	0.00%	0.00%	to	1.25%	25.59%	to	27.17%
2020	29	$19.13	to	$22.39	$627	0.25%	0.00%	to	1.25%	(0.27)%	to	0.99%

	JANUS HENDERSON FORTY FUND - CLASS T
2024	257	$28.80	to	$31.70	$7,554	0.37%	0.00%	to	1.25%	26.47%	to	28.07%
2023	285	$22.77	to	$24.75	$6,591	0.14%	0.00%	to	1.25%	37.96%	to	39.69%
2022	285	$16.51	to	$17.72	$4,770	0.00%	0.00%	to	1.25%	(34.46)%	to	(33.64)%
2021	337	$25.18	to	$26.70	$8,611	0.47%	0.00%	to	1.25%	21.25%	to	22.78%
2020	351	$20.77	to	$21.75	$7,376	0.18%	0.00%	to	1.25%	37.23%	to	38.96%

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	JANUS HENDERSON GLOBAL RESEARCH FUND - CLASS T
2024	41	$19.95	to	$27.13	$898	0.90%	0.00%	to	1.25%	21.85%	to	23.39%
2023	44	$16.38	to	$21.98	$803	0.76%	0.00%	to	1.25%	25.05%	to	26.61%
2022	51	$13.10	to	$17.36	$739	0.78%	0.00%	to	1.25%	(20.64)%	to	(19.65)%
2021	58	$16.50	to	$21.61	$1,050	1.03%	0.00%	to	1.25%	16.39%	to	17.86%
2020	62	$14.18	to	$18.33	$970	0.36%	0.00%	to	1.25%	18.57%	to	20.05%

	JANUS HENDERSON RESEARCH FUND - CLASS T
2024	3	$30.31	to	$32.10	$80	0.18%	0.00%	to	0.75%	33.92%	to	34.93%
2023	4	$22.63	to	$23.79	$89	0.00%	0.00%	to	0.75%	41.90%	to	42.96%
2022	4	$15.95	to	$16.64	$68	0.03%	0.00%	to	0.75%	(30.56)%	to	(30.03)%
2021	4	$22.97	to	$23.79	$98	0.67%	0.00%	to	0.75%	19.37%	to	20.28%
2020	4	$19.24	to	$19.78	$84	0.07%	0.00%	to	0.75%	31.65%	to	32.64%

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES
2024	42	$48.36	to	$42.85	$1,986	0.76%	0.75%	to	0.95%	22.41%	to	(20.68)%
2023	45	$39.50	to	$54.02	$1,761	0.93%	0.00%	to	0.95%	25.58%	to	26.78%
2022	45	$31.46	to	$42.61	$1,388	1.62%	0.00%	to	0.95%	(20.17)%	to	(19.41)%
2021	47	$39.41	to	$52.88	$1,822	0.52%	0.00%	to	0.95%	16.97%	to	18.09%
2020	52	$33.69	to	$29.61	$1,704	0.81%	0.75%	to	0.95%	18.93%	to	19.16%

	JENSEN QUALITY GROWTH FUND - CLASS R
2024	22	$48.41	to	$62.50	$1,122	0.11%	0.00%	to	1.25%	8.17%	to	9.54%
2023	26	$44.75	to	$57.05	$1,252	0.27%	0.00%	to	1.25%	14.60%	to	16.04%
2022	26	$39.05	to	$49.17	$1,103	0.29%	0.00%	to	1.25%	(17.92)%	to	(16.89)%
2021	27	$47.57	to	$59.16	$1,367	0.28%	0.00%	to	1.25%	27.88%	to	29.49%
2020	30	$37.20	to	$45.69	$1,172	0.51%	0.00%	to	1.25%	16.31%	to	17.77%

	LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A
2024	14	$37.29	to	$45.22	$568	0.00%	0.00%	to	1.25%	12.20%	to	13.62%
2023	14	$33.24	to	$39.80	$500	0.12%	0.00%	to	1.25%	15.25%	to	16.69%
2022	17	$28.84	to	$34.11	$543	0.55%	0.00%	to	1.25%	(22.87)%	to	(21.90)%
2021	17	$37.39	to	$43.67	$685	0.00%	0.00%	to	1.25%	25.63%	to	27.20%
2020	27	$29.77	to	$34.33	$864	0.28%	0.00%	to	1.25%	13.75%	to	15.19%

	MFS GROWTH FUND - CLASS A
2024	3	$61.41	to	$81.48	$239	0.00%	0.00%	to	1.25%	29.70%	to	31.34%
2023	4	$47.35	to	$62.04	$217	0.00%	0.00%	to	1.25%	34.11%	to	35.79%
2022	4	$35.30	to	$45.69	$163	0.00%	0.00%	to	1.25%	(32.17)%	to	(31.32)%
2021	4	$52.05	to	$66.53	$253	0.00%	0.00%	to	1.25%	21.80%	to	23.34%
2020	4	$42.73	to	$53.94	$209	0.00%	0.00%	to	1.25%	29.67%	to	31.30%

	NYLI WMC SMALL COMPANIES FUND - CLASS A (6)
2024	2	$22.76	to	$28.64	$47	0.17%	0.00%	to	1.25%	15.94%	to	17.41%
2023	3	$19.63	to	$24.39	$71	0.21%	0.00%	to	1.25%	7.85%	to	9.20%
2022	2	$18.20	to	$22.34	$33	1.87%	0.00%	to	1.25%	(20.23)%	to	(19.23)%
2021	2	$22.82	to	$27.65	$40	0.00%	0.00%	to	1.25%	15.09%	to	16.54%
2020	2	$19.82	to	$23.73	$37	0.00%	0.00%	to	1.25%	8.43%	to	9.80%
(6) Mainstay WMC Small Companies Fund name changed to NYLI WMC Small Companies Fund effective 8/28/2024.

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	PIMCO TOTAL RETURN FUND - ADMINISTRATIVE CLASS
2024	282	$18.04	to	$23.94	$5,550	4.29%	0.00%	to	1.25%	1.07%	to	2.35%
2023	374	$17.85	to	$23.39	$7,426	3.64%	0.00%	to	1.25%	4.73%	to	6.04%
2022	455	$17.05	to	$22.06	$8,640	3.69%	0.00%	to	1.25%	(15.37)%	to	(14.31)%
2021	503	$20.14	to	$25.74	$11,215	2.09%	0.00%	to	1.25%	(2.32)%	to	(1.09)%
2020	377	$20.62	to	$26.03	$8,449	2.27%	0.00%	to	1.25%	7.26%	to	8.60%

	PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II
2024	17	$40.16	to	$55.19	$730	1.79%	0.00%	to	1.25%	9.59%	to	10.97%
2023	33	$36.65	to	$49.73	$1,326	1.71%	0.00%	to	1.25%	5.85%	to	7.17%
2022	23	$34.63	to	$46.40	$856	1.50%	0.00%	to	1.25%	(9.08)%	to	(7.94)%
2021	33	$38.09	to	$50.41	$1,389	1.19%	0.00%	to	1.25%	23.78%	to	25.33%
2020	80	$30.77	to	$40.22	$2,778	2.54%	0.00%	to	1.25%	(1.50)%	to	(0.26)%

	PUTNAM HIGH YIELD FUND - CLASS R
2024	49	$19.05	to	$23.44	$1,021	7.35%	0.00%	to	1.25%	6.13%	to	7.47%
2023	57	$17.95	to	$21.81	$1,124	5.32%	0.00%	to	1.25%	10.58%	to	11.96%
2022	76	$16.23	to	$19.48	$1,370	4.54%	0.00%	to	1.25%	(13.22)%	to	(12.13)%
2021	84	$18.70	to	$22.17	$1,730	4.02%	0.00%	to	1.25%	3.19%	to	4.50%
2020	134	$18.12	to	$21.21	$2,641	4.61%	0.00%	to	1.25%	4.00%	to	5.31%

	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND - CLASS R
2024	63	$13.50	to	$16.61	$907	3.34%	0.00%	to	1.25%	1.51%	to	2.79%
2023	70	$13.30	to	$16.16	$996	0.12%	0.00%	to	1.25%	13.49%	to	14.92%
2022	80	$11.72	to	$14.06	$982	0.13%	0.00%	to	1.25%	(19.24)%	to	(18.22)%
2021	137	$14.51	to	$17.20	$2,167	1.06%	0.00%	to	1.25%	11.76%	to	13.16%
2020	122	$12.98	to	$15.20	$1,705	0.68%	0.00%	to	1.25%	9.26%	to	10.64%

	ROYCE SMALL-CAP TOTAL RETURN FUND - SERVICE CLASS
2024	32	$27.72	to	$34.12	$961	2.34%	0.00%	to	1.25%	8.32%	to	9.69%
2023	31	$25.60	to	$31.10	$862	3.00%	0.00%	to	1.25%	22.32%	to	23.85%
2022	34	$20.93	to	$25.11	$770	0.84%	0.00%	to	1.25%	(14.61)%	to	(13.54)%
2021	38	$24.51	to	$29.05	$994	0.61%	0.00%	to	1.25%	23.99%	to	25.54%
2020	39	$19.77	to	$23.14	$836	1.89%	0.00%	to	1.25%	2.22%	to	3.51%

	VICTORY RS SELECT GROWTH FUND - CLASS A
2024	5	$43.10	to	$55.66	$233	0.00%	0.00%	to	1.25%	21.88%	to	23.42%
2023	6	$35.36	to	$45.09	$204	0.00%	0.00%	to	1.25%	17.16%	to	18.63%
2022	6	$30.18	to	$38.01	$190	0.00%	0.00%	to	1.25%	(33.27)%	to	(32.43)%
2021	6	$45.23	to	$56.26	$305	0.00%	0.00%	to	1.25%	5.56%	to	6.89%
2020	7	$42.85	to	$52.63	$290	0.00%	0.00%	to	1.25%	31.56%	to	33.22%

	VICTORY RS SMALL CAP GROWTH FUND - CLASS A
2024	51	$17.20	to	$23.38	$921	0.00%	0.00%	to	1.25%	9.69%	to	11.08%
2023	52	$15.68	to	$21.05	$865	0.00%	0.00%	to	1.25%	18.32%	to	19.80%
2022	59	$13.25	to	$17.57	$825	0.00%	0.00%	to	1.25%	(37.85)%	to	(37.07)%
2021	62	$21.32	to	$27.92	$1,388	0.00%	0.00%	to	1.25%	(12.16)%	to	(11.06)%
2020	67	$24.28	to	$31.39	$1,688	0.00%	0.00%	to	1.25%	36.12%	to	37.84%

Report Of Independent Registered Public Accounting Firm
To the Contract Owners of FutureFunds Series Account of Empower Annuity Insurance Company of America and the Board of Directors of Empower Annuity Insurance Company of America
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of FutureFunds Series Account of Empower Annuity Insurance Company of America (the “Series Account”), as of December 31, 2024, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes, which include the financial highlights (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 8, 2025
We have served as the auditor of one or more Empower Annuity Insurance Company of America separate accounts since 1981.

FUTUREFUNDS SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER BALANCED PORTFOLIO - CLASS I-2	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AMERICAN CENTURY INVESTMENTS DISCIPLINED CORE VALUE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AMERICAN FUNDS THE GROWTH FUND OF AMERICA® - CLASS R3	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ARTISAN INTERNATIONAL FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
CLEARBRIDGE VALUE FUND - CLASS FI	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
COLUMBIA SELECT MID CAP VALUE FUND - CLASS R	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DAVIS NEW YORK VENTURE FUND - CLASS R	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER AGGRESSIVE PROFILE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER BOND INDEX FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER CONSERVATIVE PROFILE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER GOVERNMENT MONEY MARKET FUND - INVESTOR CLASS	N/A	For the period from January 1, 2024 to June 14, 2024	For the period from January 1, 2024 to June 14, 2024 and for the year ended December 31, 2023
EMPOWER INTERNATIONAL VALUE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER LARGE CAP VALUE FUND - INVESTOR II CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER LIFETIME 2015 FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER LIFETIME 2025 FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER LIFETIME 2035 FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER LIFETIME 2045 FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER LIFETIME 2055 FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER MID CAP VALUE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER MODERATE PROFILE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER MULTI-SECTOR BOND FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER S&P 500® INDEX FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER S&P SMALL CAP 600® INDEX FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER SMALL CAP VALUE FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
EMPOWER U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
FEDERATED HERMES EQUITY INCOME FUND, INC. - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
FEDERATED HERMES GOVERNMENT OBLIGATIONS - SERVICE SHARES	December 31, 2024	For the period from June 14, 2024 (commencement of operations) to December 31, 2024	For the period from June 14, 2024 (commencement of operations) to December 31, 2024
FIDELITY® VIP CONTRAFUND® PORTFOLIO - INITIAL CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
FIDELITY® VIP GROWTH PORTFOLIO - INITIAL CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
INVESCO AMERICAN FRANCHISE FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
INVESCO COMSTOCK FUND - CLASS R	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
INVESCO DISCOVERY LARGE CAP FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
INVESCO DISCOVERY MID CAP GROWTH FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
INVESCO GLOBAL FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
INVESCO SMALL CAP GROWTH FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
INVESCO VALUE OPPORTUNITIES - CLASS R	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
JANUS HENDERSON FORTY FUND - CLASS T	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
JANUS HENDERSON GLOBAL RESEARCH FUND - CLASS T	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
JANUS HENDERSON RESEARCH FUND - CLASS T	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
JENSEN QUALITY GROWTH FUND - CLASS R	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LORD ABBETT VALUE OPPORTUNITIES FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS GROWTH FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
NYLI WMC SMALL COMPANIES FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO TOTAL RETURN FUND - ADMINISTRATIVE CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PUTNAM HIGH YIELD FUND - CLASS R	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PUTNAM INCOME FUND - CLASS A	N/A	For the period from January 1, 2024 to July 5, 2024	For the period from January 1, 2024 to July 5, 2024 and for the year ended December 31, 2023
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND - CLASS R	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ROYCE SMALL-CAP TOTAL RETURN FUND - SERVICE CLASS	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
VICTORY RS SELECT GROWTH FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
VICTORY RS SMALL CAP GROWTH FUND - CLASS A	December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Empower Annuity Insurance Company of America
Audited Annual Statutory Financial Statements

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2024 and 2023 and Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows and Notes to the Financial Statements for Each of the Three Years in the Period Ended December 31, 2024 and Independent Auditor's Report

Financial Statements and Supplementary Data

Deloitte.

Deloitte & Touche LLP
1601 Wewatta Street
Suite 400
Denver, CO 80202-3492
USA

Tel: +1 303 292 5400
Fax: +1 303 312 4000
www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Stockholder of
Empower Annuity Insurance Company of America
Greenwood Village, Colorado

Opinions

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

The Company engages in various related-party transactions with affiliates under common control as discussed in Note 3 to the statutory-basis financial statements. The accompanying statutory-basis financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

- Exercise professional judgment and maintain professional skepticism throughout the audit.

- Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks.

- Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

- Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

- Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of selected statutory financial data, the summary investment schedule, the supplemental investment risk interrogatories, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial statements as a whole.

Deloitte & Touche LLP

April 2, 2025

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
December 31, 2024 and 2023
(In Thousands, Except Share Amounts)

	December 31,
	2024	2023
Admitted assets:
Cash and invested assets:
Bonds	$24,973,698	$26,591,735
Preferred and common stock	1,936,413	1,749,082
Mortgage loans (net of allowances of $39,611 and $56,112)	5,387,154	5,840,441
Real estate occupied by the company	28,223	31,467
Real estate held for the production of income	24,140	17,914
Contract loans	3,536,463	3,711,737
Cash, cash equivalents and short-term investments	1,150,880	1,648,651
Securities lending collateral assets	134,685	317,362
Other invested assets	2,801,792	1,238,844
Total cash and invested assets	39,973,448	41,147,233

Investment income due and accrued	354,880	327,604
Reinsurance recoverable	384,389	350,653
Funds held or deposited with reinsured companies	5,199,528	5,781,961
Deferred income taxes	112,067	152,180
Due from parent, subsidiaries and affiliates	700,921	423,790
Other assets	812,006	762,366
Assets from separate accounts	22,594,303	23,147,893
Total admitted assets	$70,131,542	$72,093,680

See notes to statutory financial statements.              Continued

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
December 31, 2024 and 2023
(In Thousands, Except Share Amounts)

	December 31,
	2024	2023
Liabilities, capital and surplus:
Liabilities:
Reserves for life insurance and annuities and accident and health policies	$28,278,401	$30,990,307
Liability for deposit-type contracts	10,245,580	9,585,838
Asset valuation reserve	305,795	299,764
Due to parent, subsidiaries and affiliates	182,115	120,810
Commercial paper	99,717	99,718
Current federal income taxes payable	47,932	51,205
Payable under securities lending agreements	134,685	317,362
Other liabilities	3,507,635	3,698,777
Liabilities from separate accounts	22,594,303	23,147,893
Total liabilities	65,396,163	68,311,674

Commitments and contingencies (see Note 14)

Capital and surplus:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value; 50,000,000 shares authorized; 22,648,560 and 19,599,243 shares issued in 2024 and 2023, respectively	22,649	19,599
Surplus notes	2,108,664	2,109,995
Gross paid in and contributed surplus	6,497,277	4,643,237
Unassigned deficit	(3,893,211)	(2,990,825)
Total capital and surplus	4,735,379	3,782,006

Total liabilities, capital and surplus	$70,131,542	$72,093,680

See notes to statutory financial statements.          Concluded

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Statutory Statements of Operations
Years Ended December 31, 2024, 2023 and 2022
(In Thousands)

	Year Ended December 31,
	2024	2023	2022
Income:
Premium income and annuity consideration	$4,475,139	$5,567,710	$13,076,730
Net investment income	1,470,865	1,969,201	1,518,554
Amortization of interest maintenance reserve	(14,169)	2,113	56,131
Commission and expense allowances on reinsurance ceded	209,381	259,378	256,754
Reserve adjustment on reinsurance ceded	(922,697)	(1,672,963)	(5,202,723)
Other income	448,570	478,656	486,940
Total income	5,667,089	6,604,095	10,192,386

Expenses:
Death benefits	247,321	281,360	123,027
Annuity benefits	321,867	323,701	249,200
Surrender benefits	12,996,180	15,770,211	11,577,685
(Decrease) increase in aggregate reserves for life and accident and health policies and contracts	(2,711,402)	(5,442,498)	2,630,025
Other benefits	91,164	134,269	116,862
Total benefits	10,945,130	11,067,043	14,696,799

Commissions	43,909	50,225	298,348
Other insurance expenses	494,938	561,610	396,033
Net transfers from separate accounts	(6,393,583)	(6,165,670)	(5,591,198)
Interest maintenance reserve reinsurance activity	23,330	2,883	(118,906)
Total benefit and expenses	5,113,724	5,516,091	9,681,076

Net gain from operations before dividends to policyholders, federal income taxes and net realized capital (losses) gains	553,365	1,088,004	511,310
Dividends to policyholders	3,455	4,432	5,108
Net gain from operations after dividends to policyholders and before federal income taxes and net realized capital (losses) gains	549,910	1,083,572	506,202
Federal income tax expense	683	34,274	20,399
Net gain from operations before net realized capital (losses) gains	549,227	1,049,298	485,803
Net realized capital (losses) gains, net of federal income tax benefit (expense) of $6,507, $6,203 and $(6,281), respectively and transfers to interest maintenance reserve	(24,480)	(23,336)	23,630
Net income	$524,747	$1,025,962	$509,433

See notes to statutory financial statements.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Statutory Statements of Changes in Capital and Surplus
Years Ended December 31, 2024, 2023 and 2022
(In Thousands)

	Year Ended December 31,
	2024	2023	2022

Capital and surplus, beginning of year	$3,782,006	$3,520,578	$2,919,366

Net income (loss)	524,747	1,025,962	509,433
Dividends to stockholders	(900,000)	(350,000)	(231,000)
Change in net unrealized capital losses, net of income taxes	(548,064)	(587,858)	(197,630)
Correction of prior period error	—	35,418	—
Change in asset valuation reserve	(6,031)	(37,202)	(26,271)
Change in non-admitted assets	196,875	371,347	(416,925)
Surplus paid-in	1,854,040	46,953	810,055
Change in surplus as a result of reinsurance	(101,794)	(142,606)	176,860
Change in net deferred income taxes	(69,580)	1,468	(13,785)
Change in goodwill	—	(101,575)	—
Change in other capital and surplus	3,180	(479)	(9,525)
Net change in capital and surplus for the year	953,373	261,428	601,212

Capital and surplus, end of year	$4,735,379	$3,782,006	$3,520,578

See notes to statutory financial statements.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Statutory Statements of Cash Flows
Years Ended December 31, 2024, 2023 and 2022
(In Thousands)

	Year Ended December 31,
	2024	2023	2022
Operating activities:
Premium income, net of reinsurance	$4,457,445	$5,486,499	$10,733,447
Investment income received, net of investment expenses paid	1,435,065	1,952,880	1,420,420
Other miscellaneous income received	1,076,320	1,232,932	639,538
Benefit and loss related payments, net of reinsurance	(14,420,907)	(17,641,156)	(16,948,045)
Net transfers from separate accounts	6,393,574	6,165,922	5,591,014
Commissions, other expenses and taxes paid	(540,230)	(552,974)	(821,008)
Dividends paid to policyholders	(3,652)	(5,181)	(10,114)
Federal income taxes received, net	6,411	79,445	36,840
Net cash (used in) provided by operating activities	(1,595,974)	(3,281,633)	642,092

Investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	3,789,963	4,599,292	4,571,491
Stocks	88,843	153,830	71,442
Mortgage loans	705,951	539,266	301,006
Other invested assets	200,703	214,398	71,959
Miscellaneous proceeds	207,287	(73)	909,430
Cost of investments acquired:
Bonds	(2,330,867)	(1,440,075)	(4,916,161)
Stocks	(63,636)	(88,643)	(2,152,015)
Mortgage loans	(292,876)	(298,613)	(1,021,075)
Other invested assets	(489,215)	(392,362)	(374,267)
Miscellaneous applications	(29,190)	(11,559)	(1,052,586)
Net cash provided by (used in) investing activities	1,786,963	3,275,461	(3,590,776)

Financing and miscellaneous activities:
Capital and paid in surplus	8,291	47,099	812,422
Deposit-type contracts, net of withdrawals	568,574	1,400,174	723,946
Dividends to stockholder	(900,000)	(350,000)	(231,000)
Other	(365,625)	182,377	(430,067)
Net cash (used in) provided by financing and miscellaneous activities	(688,760)	1,279,650	875,301

Net (decrease) increase in cash, cash equivalents, short-term investments and restricted cash	(497,771)	1,273,478	(2,073,383)
Cash, cash equivalents and short-term investments:
Beginning of year	1,648,651	375,173	2,448,556
End of year	$1,150,880	$1,648,651	$375,173

The Statutory Statement of Cash Flows excludes the following non-cash transactions;
	Year Ended December 31,
	2024	2023	2022
Share-based compensation expense	$—	$—	$223
Transfer of assets and liabilities under reinsurance agreements(1)	$—	$—	$5,670,290
Contribution of Putnam Acquisition Financing Inc. ("PAFI") entity	$1,772,530	$—	$—
Contribution of non-cash receivables	$76,269	$—	$—
(1) Above amount reflects reinsurance agreements entered into in 2022. See Note 8 for additional details.

See notes to statutory financial statements.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

1. Organization and Basis of Presentation

Organization

Empower Annuity Insurance Company of America, (the “Company” or “EAICA”) offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the state of Colorado and is subject to regulation by the Colorado Division of Insurance (the “Division”). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States ("U.S."), except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Legal Entity Restructuring

The Company has historically been a direct wholly-owned subsidiary of Empower Holdings, Inc. ("EHI"). EHI was a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company.

Effective January 1, 2024, EHI merged with an affiliate company, Putnam Investments, LLC ("PILLC") and all of the outstanding shares of EHI were cancelled and additional shares in PILLC were issued to Great-West Lifeco U.S. LLC. Effective January 2, 2024, PILLC changed its name to Empower Holdings, LLC (“EHL”). As a result of the merger, the Company is now a direct wholly-owned subsidiary of EHL, which is a wholly owned subsidiary of Lifeco U.S. and an indirect wholly-owned subsidiary of Lifeco, as described in Note 12.

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Company and its affiliates have significant interdependencies and related party transactions, as described in Note 3. The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

The Division requires that insurance companies domiciled in the state of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the state of Colorado Insurance Commissioner.

The only prescribed difference that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•Bonds, including loan-backed and structured securities (collectively referred to as "bonds"), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners ("NAIC") designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology, or (c) for perpetual bonds that do not possess an effective call option, is carried at fair value regardless of NAIC designation. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.
•Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Under GAAP, redeemable preferred stocks are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as an admitted asset for net negative (disallowed) IMR up to 10% of adjusted capital and surplus, and is recorded as an increase to capital and surplus. An IMR asset is designated as a non-admitted asset for net negative (disallowed) IMR above this threshold and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.
Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses” in the notes to the statutory financial statements.

•Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned deficit, whereas under GAAP deferred taxes are included in the determination of net income.

•Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP. For statutory accounting purposes, capital and surplus represents the net admitted assets of the Company. Under GAAP, capital and surplus is the statutory equivalent of stockholders' equity.

•For statutory accounting, investments in subsidiaries and controlled and affiliated entities (SCAs) are reported using an equity method based on the reporting entity's shares of the audited statutory equity of the SCAs financial statements (for insurance SCA entities), audited GAAP equity, or audited GAAP equity with specified adjustments depending on the type of SCA entity. The change in the carrying value between reporting periods must be recorded as an unrealized gain/loss through surplus (rather than in income or equity as required under GAAP). Dividends received are recorded in net investment income. Under GAAP, entities under common control are consolidated for reporting.
.
•For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition. Statutory accounting also rejects GAAP guidance recognizing a seller's guarantee of the adequacy of liabilities for losses and loss adjustment expenses of the Company acquired in a business combination.

•For statutory purchases, the excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. For statutory mergers, no acquisition is recognized because it is accomplished without exchanging resources. As such, the recorded assets, liabilities, and surplus of the acquired company (adjusted to conform to statutory accounting principles) will be carried forward into the combined company. Under GAAP in a business combination, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•Statutory accounting guidance does not distinguish long duration and short duration life insurance contracts, and classifies contracts that have any mortality or morbidity risk, regardless of significance, and contracts with a life contingent annuity purchase rate guarantee option as insurance contracts. Under GAAP, long duration insurance contracts without significant mortality or morbidity risks are classified as investment contracts and are accounted for using a deposit method.

•The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

•Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•Comprehensive income and its components are not presented in the statutory financial statements.

•The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes cash equivalents and short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Division, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Costs of reinsurance (i.e., the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

•For statutory accounting purposes, restatements of prior periods in an Annual Statement are generally not required unless mandated by a state insurance regulator.

Use of estimates

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments and derivatives, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Reclassification

Certain prior year amounts have been reclassified for comparative purposes.

2. Significant Accounting Policies

Investments

Investments are reported as follows:

•In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology, or (c) for perpetual bonds that do not possess or no longer possess an effective call option, is carried at fair value regardless of NAIC designation. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

•Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

•The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Nonrefundable prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectible. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•Real estate properties occupied by the Company are carried at depreciated cost less encumbrances unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs, expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.
•Properties held for sale are carried at the lower of depreciated cost or fair value less encumbrances and estimated costs to sell the property.

•Limited partnership interests are included in other invested assets and are accounted for using net asset value per share ("NAV") as a practical expedient to fair value. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minority equity interest and no significant influence over the entity’s operations.
•Residual tranches or interests in CLOs are included in other invested assets and are carried at the lower of amortized cost or fair value.
•Redeemable preferred stocks, other than shares in Empower CLOs, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Preferred shares of Empower CLOs are reported at cost.
•Common stocks, other than stocks of subsidiaries and stocks of the Federal Home Loan Bank (“FHLB”), are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Common stocks of the FHLB are reported at cost. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.
•Investments in domestic life subsidiaries and certain other subsidiaries are carried at their statutory equity value with unrealized changes in value recorded directly in surplus. Investments in majority owned subsidiaries are generally carried at their Statutory or US GAAP equity with dividends received being recorded in investment income.

•Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties.  The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio.  The borrower can return and the Company can request the loaned securities be returned at any time.  The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings.  The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default.  The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned, and 105% of foreign securities loaned.  Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is unrated or has a NAIC designation of three to six, in which case it is reported at the lower of amortized cost or fair value.

•The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•The extent to which estimated fair value is below cost;
•Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•The length of time for which the estimated fair value has been below cost;
•Downgrade of a bond investment by a credit rating agency;
•Deterioration of the financial condition of the issuer;
•The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

◦Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.
◦Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, interest rate floor and equity options, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected or that are not eligible for hedge accounting are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.
The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit ("GLWB") liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of miscellaneous income.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2024, 2023 and 2022.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserves ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2024, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 28% equity, 33% fixed income, 11% cash and short terms, and 27% other. At December 31, 2023, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 26% equity, 36% fixed income, 17% cash and short terms, and 21% other.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Due to/from parent and affiliates

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life, accident and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis.
The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Liability reserves for variable annuities with guarantees and universal life without secondary guarantees are valued in accordance with Principle-Based Reserving ("PBR") methods, outlined in NAIC Valuation Manual Sections 20 and 21. PBR utilizes stochastic models to calculate levels of reserves to cover future benefits that would occur during possible poor future economic conditions. Reserve estimates are determined using both company experience and prescribed assumptions, with the final liability reserve being the greatest of the two estimates and floored at the aggregate surrender value.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2024. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned deficit.

Employee Benefits

During 2020, the Company adopted the Society of Actuaries Mortality Improvement Scale (MP-2020) which the Company elected to continue to use for 2024.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Other liabilities in the accompanying statutory financial statements, are $54.9 million and $48.1 million at December 31, 2024 and 2023, respectively.

Recent accounting pronouncements

Accounting Standards Recently Adopted

In August 2022, the NAIC adopted a new concept under SSAP No. 86 Derivatives (“SSAP No. 86”). The revisions adopt elements from Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-12: Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities (“ASU 2017-12”) for determining hedge effectiveness. The revisions also incorporate statutory-specific measurement methods for excluded components in hedging instruments. These revisions were adopted January 1, 2023 and did not have a material effect on the Company’s financial statements.

In December 2022, the NAIC adopted a new concept under SSAP No. 86. The revisions adopt with modification derivative guidance from ASU 2017-12, ASU 2022-01, Fair Value Hedging – Portfolio Layer to include guidance for the portfolio layer method and partial-term hedges. These revisions were adopted January 1, 2023 and did not have a material effect on the Company’s financial statements.

In August 2023, the NAIC adopted a new concept INT 23-01: Net Negative (Disallowed) Interest Maintenance Reserve. This interpretation provides optional, limited-time guidance, which allows the admittance of net negative (disallowed) interest maintenance reserve (IMR) up to 10% of adjusted capital and surplus. It will be effective until December 31, 2025, and automatically nullified on January 1, 2026, but the effective date can be adjusted (e.g., nullified earlier or extended). This guidance was adopted in August 2023 and the admitted net negative (disallowed) IMR, if any, is reflected within other assets on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

In August 2023, the NAIC adopted a new concept 2019-21 Bond Definition. This adoption revises SSAP No. 26- Bonds and SSAP No. 43- Loan-Backed and Structured Securities (“SSAP No. 43”) for the principles-based bond definition, the accounting for bonds (issuer credit obligations and asset-backed securities), as well as revisions to various SSAPs that have been updated to reflect the revised definition and/or SSAP references. In 2024, the NAIC modified this concept by adopting additional concepts: 1) 2019-21 - Principles-Based Bond Project & Residual Interests for debt securities that do not qualify to be reported as bonds and for residual tranches or interests/loss positions within SSAP No. 21—Other Admitted Assets and 2) 2024-21 Bond Definition – Debt Securities Issued by Funds that debt securities issued by non-SEC registered funds that reflect operating entities can qualify as issuer credit obligations. These concepts are effective January 1, 2025. This concept was adopted on January 1, 2025 and does not have a material effect on the Company’s financial statements or footnote disclosures.

In December 2023, the NAIC adopted a new concept 2023-17: Short-Term Investments under SSAP No. 2 - Cash, Cash Equivalents, Drafts, and Short-Term investments. This concept further restricts the investments that are permitted for cash equivalent and short-term investment reporting. The revisions also exclude all other invested assets and mortgage loans. This concept was adopted January1, 2025 and did not have a material effect on the Company’s financial statements.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

In March 2024, the National Association of Insurance Commissioners (“NAIC”) adopted a new concept 2022-14 - New Market Tax Credit Project. The revisions expand and amend guidance within SSAP No. 93 – Low-Income Housing Tax Credit Property Investments (“SSAP No. 93”) to include all tax credit investments regardless of structure and type of state or federal tax credit program. Revisions to SSAP No. 94 Transferable and Non-Transferable State Tax Credits (“SSAP No. 94”) expand and amend guidance to include both purchased state and federal tax credits. Revisions in SSAP No. 34 - Investment Income Due and Accrued and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies include consistency revisions in response to the changes made to SSAP No. 93 and SSAP No. 94. This concept was adopted January1, 2025 and did not have a material effect on the Company’s financial statements or footnote disclosures.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services.

The Company’s separate accounts invest in shares of Empower Funds, Inc., which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds.  The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company.  During the years ended December 31, 2024, 2023 and 2022, these purchases totaled $263.0 million, $334.8 million and $108.3 million respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $173.7 million and $173.1 million at December 31, 2024 and 2023, respectively, which is also included in the assets and liabilities of the general account at those dates.

The Company contributed $197.8 million and $200.3 million to partnership funds during the years ended December 31, 2024 and 2023, respectively. Of these amounts, $18.9 million and $22.1 million, respectively, were contributions to partnership funds controlled by Great-West Lifeco, Inc. ("Lifeco"). The total amount invested in Lifeco controlled partnerships as of December 31, 2024 and 2023 was $109.1 million and $94.5 million, respectively. As of December 31, 2024, the remaining commitments for Lifeco controlled partnership funds through subsequent years total $41.5 million (Refer to Note 18 for additional details).

The following table summarizes amounts due from parent and affiliates:

			December 31,
	Indebtedness	Due date	2024	2023
Empower Retirement, LLC(1)	On account	On demand	$568,471	$351,723
Great-West South Carolina ("GWSC")(1)	On account	On demand	22,251	25,881
Empower Life & Annuity Insurance Company of New York ("ELAINY")(1)	On account	On demand	50,110	—
Canada Life Annuity Corporation(2)	On account	On demand	30,298	19,723
Other related party receivables	On account	On demand	29,791	26,463
Total			$700,921	$423,790
(1) A wholly-owned subsidiary of EAICA
(2) An indirect wholly-owned subsidiary of Lifeco

The following table summarizes amounts due to parent and affiliates:

			December 31,
	Indebtedness	Due date	2024	2023
Empower Annuity Insurance Company(1)	On account	On demand	$180,417	$105,294
Other related party payables	On account	On demand	1,698	15,516
Total			$182,115	$120,810
(1) A wholly-owned subsidiary of EAICA

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The Company has a revolving credit facility agreement with EAIC, which allows for a maximum borrowing amount of $1.5 billion. The borrowing agreement allows the Company to draw advances in the form of individual loans payable to EAIC. The Company may terminate the borrowing agreement upon three business days written notice and repayment of all outstanding drawn amounts. There are no amounts outstanding as of December 31, 2024.

The Company also has a revolving credit facility agreement with EAIC, which allows EAIC to borrow a maximum amount of $1.5 billion. The lending agreement allows EAIC to draw advances in the form of individual loans payable to the Company. EAIC may terminate the lending agreement upon three business days written notice and repayment of all outstanding drawn amounts. There are no amounts outstanding as of December 31, 2024.

The Company also has a revolving credit facility agreement with Empower Capital Management, LLC ("ECM"), an indirect wholly-owned subsidiary of the Company, which allows ECM to borrow a maximum amount of $250.0 million. The lending agreement allows ECM to draw advances in the form of individual loans payable to the Company. ECM may terminate the lending agreement upon three business days written notice and repayment of all outstanding drawn amounts. As of December 31, 2024, there was an outstanding principal amount due from ECM of $20.2 million, which bears an interest rate of 6.086% per annum and matures on December 31, 2025.

Interest on future draws from any of the above agreements accrues based upon the type of draw requested, which can be either a U.S. Prime Rate Loan or a Secured Overnight Financing Rate Loan (“SOFR loan”). U.S. Prime Rate loans accrue interest based upon the U.S. Prime Rate in effect from time to time, plus a margin of 55 basis points (“bps”). SOFR Loans accrue interest based upon the SOFR rate applicable to the term selected, plus a margin of 70 bps.

Included in current federal income taxes owed at December 31, 2024 is $48.6 million of income tax payable to Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S. Included in prior federal income taxes recoverable at December 31, 2023 is $51.5 million of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

During the year ended December 31, 2024, the Company received dividends of $111.1 million from its subsidiaries, the largest being $47.0 million from ECM. During the year ended December 31, 2023, the Company received dividends of $529.4 million from its subsidiaries, the largest being $419.6 million from EAIC. During the year ended December 31, 2022, the Company received dividends of $222.6 million from its subsidiaries, the largest being $120.0 million from Empower.

During the years ended December 31, 2024 and 2023, the Company paid cash dividends to EHL in the amounts of $900.0 million and $350.0 million respectively.

The Company and ELAINY have an agreement whereby the Company has committed to provide ELAINY financial support related to the maintenance of adequate regulatory surplus and liquidity.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
4. Summary of Invested Assets

Bonds

Investments in bonds consist of the following:

	December 31, 2024
	Book/adjusted carrying value	Fair value greater than book/adjusted carrying value	Fair value less than book/adjusted carrying value	Fair value
U.S. government	$513,127	$139	$12,459	$500,807
All other governments	157,908	96	19,903	138,101
U.S. states, territories and possessions	225,926	4,352	4,382	225,896
Political subdivisions of states and territories	25,535	154	1,567	24,122
Special revenue and special assessments	246,389	230	19,884	226,735
Industrial and miscellaneous	18,728,280	18,130	2,071,010	16,675,400
Parent, subsidiaries and affiliates	167	—	—	167
Hybrid securities	63,514	—	9,495	54,019
Loan-backed and structured securities	5,012,852	9,200	281,262	4,740,790
Total bonds	$24,973,698	$32,301	$2,419,962	$22,586,037

	December 31, 2023
	Book/adjusted carrying value	Fair value greater than book/adjusted carrying value	Fair value less than book/adjusted carrying value	Fair value
U.S. government	$92,408	$1,282	$744	$92,946
All other governments	164,811	795	15,723	149,883
U.S. states, territories and possessions	272,743	7,085	3,051	276,777
Political subdivisions of states and territories	28,471	114	1,638	26,947
Special revenue and special assessments	363,841	1,058	24,641	340,258
Industrial and miscellaneous	19,756,280	34,892	2,129,647	17,661,525
Parent, subsidiaries and affiliates	558	—	—	558
Hybrid securities	66,720	844	1,626	65,938
Loan-backed and structured securities	5,845,903	6,293	402,867	5,449,329
Total bonds	$26,591,735	$52,363	$2,579,937	$24,064,161

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2024
	Book/adjusted
	carrying value	Fair value
Due in one year or less	$1,712,646	$1,691,667
Due after one year through five years	8,641,025	8,217,841
Due after five years through ten years	6,263,414	5,431,146
Due after ten years	3,359,260	2,520,092
Loan-backed and structured securities	5,012,852	4,740,790
Total bonds	$24,989,197	$22,601,536

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2024	2023	2022
Consideration from sales	$2,292,824	$3,556,834	$17,782,699
Gross realized gains from sales	5,876	6,466	53,961
Gross realized losses from sales	13,002	172,254	281,028

Unrealized losses on bonds and preferred stock

The following tables summarize gross unrealized investment losses (amount by which amortized cost exceeds fair value and inclusive of foreign exchange related unrealized losses recorded to surplus) by class of investment:

	December 31, 2024
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. government	$464,265	$11,436	$197	$5	$464,462	$11,441
All other governments	21,374	801	145,506	20,121	166,880	20,922
U.S. states, territories and possessions	56,730	594	71,840	3,789	128,570	4,383
Political subdivisions of states and territories	—	—	8,968	1,567	8,968	1,567
Special revenue and special assessments	24,843	337	179,562	19,547	204,405	19,884
Industrial and miscellaneous	890,076	32,459	14,578,464	2,387,208	15,468,540	2,419,667
Hybrid securities	28,008	8,862	26,010	2,976	54,018	11,838
Loan-backed and structured securities	140,555	1,230	2,989,678	281,908	3,130,233	283,138
Total bonds	$1,625,851	$55,719	$18,000,225	$2,717,121	$19,626,076	$2,772,840

Preferred stock	$—	$—	$47,476	$2,272	$47,476	$2,272

Total number of securities in an unrealized loss position		297		3,517		3,814

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

	December 31, 2023
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. government	$—	$—	$26,104	$744	$26,104	$744
All other governments	795	37	133,685	15,686	134,480	15,723
U.S. states, territories and possessions	13,016	48	106,245	3,003	119,261	3,051
Political subdivisions of states and territories	—	—	11,832	1,638	11,832	1,638
Special revenue and special assessments	3,829	445	258,556	23,822	262,385	24,267
Industrial and miscellaneous	208,321	6,098	16,199,386	2,386,721	16,407,707	2,392,819
Hybrid securities	12,568	95	24,438	4,908	37,006	5,003
Loan-backed and structured securities	171,746	12,023	4,892,509	401,639	5,064,255	413,662
Total bonds	$410,275	$18,746	$21,652,755	$2,838,161	$22,063,030	$2,856,907

Preferred stock	$—	$—	$74,751	$5,530	$74,751	$5,530

Total number of securities in an unrealized loss position		118		4,029		4,147

Total unrealized losses decreased by $87.3 million, or 3%, from December 31, 2023 to December 31, 2024. The decrease in unrealized losses was across most asset classes and was primarily driven by higher valuations as a result of lower rates at December 31, 2024 compared to December 31, 2023.

Total unrealized losses greater than twelve months decreased by $124.3 million from December 31, 2023 to December 31, 2024. Industrial and miscellaneous account for 88%, or $2.4 billion of the unrealized losses greater than twelve months at December 31, 2024. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 10%, or $281.9 million, of the unrealized losses greater than twelve months at December 31, 2024. Of the $281.9 million of unrealized losses over twelve months on loan-backed and structured securities, 95% or $268.3 million are securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

The Company had a concentration in loan-backed and structured securities of 13% and 14% of total invested assets at December 31, 2024 and 2023, respectively.

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2024	2023
Industrial and miscellaneous	58%	60%

	Concentration by industry
	December 31,
	2024	2023
Financial services	15%	15%

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Mortgage loans

The following table summarizes the recorded investment of the commercial all other mortgage loan portfolio by risk assessment category:

	December 31,
	2024	2023
Performing:
Non-Participation agreements	$3,423,053	$3,461,108
Participation agreements	1,984,752	2,376,432
Total Performing	5,407,805	5,837,540

Non-Performing:
Participation agreements	18,960	59,013
Total Non-Performing	18,960	59,013

Total recorded investment of commercial mortgage loans	$5,426,765	$5,896,553

All of the performing loans were current as of December 31, 2024 and 2023. In 2024, the non-performing loans are one loan with overdue interest, and three loans in the amount of $14.8 million in the process of foreclosure. In 2023, the non-performing loans were considered impaired, with one loan in the amount of $4.8 million in the process of foreclosure, and a corresponding specific provision of $17.8 million was recorded due to the estimated loss, which was recognized in 2024 when the loan was restructured.

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2024 and 2023 were 6.3% and 8.0%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2024 and 2023 were 5.0% and 5.3%, respectively.

During 2024 and 2023, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 55% and 53%, respectively.

The following table summarizes activity in the commercial mortgage provision allowance for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023
Beginning balance	$56,112	$646
Additions charged to operations - general provision	—	37,644
Additions charged to operations - specific provision	2,170	17,822
Direct write-downs charged against the allowances	(18,671)	—
Ending balance	$39,611	$56,112

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type
	December 31,
	2024	2023
Industrial	37%	35%
Multi-family	34%	33%
Office	17%	16%
Retail	8%	10%
Other	4%	6%
	100%	100%

	Concentration by geographic area
	December 31,
	2024	2023
Pacific	31%	30%
Other	27%	26%
East North Central	18%	18%
South Atlantic	14%	16%
Middle Atlantic	10%	10%
	100%	100%

Troubled Debt Restructuring

In June 2024, a mortgage loan classified as an office building was subject to a troubled debt restructuring under which the original mortgage loan with a recorded investment of $35.5 million, after impairment, was extinguished in exchange for a new mortgage loan in the amount of $35.5 million acquired in full satisfaction of the original loan. The maturity date of the restructured loan has been extended from October 5, 2024 to October 5, 2028 and maintains the original interest rate of 3.77%.

As a result of the troubled debt restructuring, a credit-related impairment of $18.7 million was recognized and is recorded within the 'Net realized capital gains (losses)' line on the Statutory Statements of Operations. As of December 31, 2024, there are no payment defaults related to the restructured mortgage loan.

In December 2024, a mortgage loan classified as multi-family was subject to a troubled debt restructuring under which a deed-in-lieu of foreclosure was enacted resulting in the original mortgage loan with a recorded investment of $14.2 million, after impairment, was extinguished in exchange for a limited partnership interest in the amount of $14.2 million, acquired in full satisfaction of the original loan.

As a result of the troubled debt restructuring, an impairment on the original mortgage loan of $14.7 million was recognized and is recorded within the 'Net realized capital gains (losses)' line on the Statutory Statements of Operations.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association ("ISDA") Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value of derivative instruments with credit-risk-related contingent features that were in a net liability position

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
was $3.0 million and $14.9 million as of December 31, 2024 and 2023, respectively. The Company had pledged collateral related to these derivatives of $0.03 million and $0.05 million as of December 31, 2024 and 2023, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2024 the fair value of assets that could be required to settle the derivatives in a net liability position was $3.0 million.

At December 31, 2024 and 2023, the Company had pledged $0.03 million and $0.05 million, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $380.3 million and $307.0 million unrestricted cash and securities collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2024 and 2023, the Company had pledged U.S. Treasury notes in the amount of $0.2 million and $0.3 million, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: OTC interest rate swaps, treasury interest rate futures, and interest rate floors. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures and options on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The following tables summarize derivative financial instruments:

	December 31, 2024
	Notional amount	Net book/adjusted carrying value (1)	Fair value
Derivatives designated as cash flow hedges:
Interest rate swaps	$13,300	$—	$391
Cross-currency swaps	2,355,137	230,092	278,247
Total cash flow hedges	2,368,437	230,092	278,638

Derivatives not designated as hedges:
Interest rate swaps	42,215	682	682
Cross-currency swaps	534,006	91,172	91,172
Foreign currency forwards	125,705	4,392	4,392
Total derivatives not designated as hedges	701,926	96,246	96,246

Total cash flow hedges, and derivatives not designated as hedges	$3,070,363	$326,338	$374,884

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

	December 31, 2023
	Notional amount	Net book/adjusted carrying value (1)	Fair value
Derivatives designated as cash flow hedges:
Interest rate swaps	$13,300	$—	$774
Cross-currency swaps	2,603,665	150,104	209,048
Total cash flow hedges	2,616,965	150,104	209,822

Derivatives not designated as hedges:
Interest rate swaps	50,980	335	335
Futures on equity indices	857	308	5
Cross-currency swaps	584,947	81,385	81,385
Foreign currency forwards	88,620	(2,336)	(2,336)
Total derivatives not designated as hedges	725,404	79,692	79,389

Total cash flow hedges and derivatives not designated as hedges	$3,342,369	$229,796	$289,211

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The following table presents net unrealized capital gains (losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized capital gains (losses) on derivatives recognized in surplus

	Year Ended December 31,
	2024	2023	2022
Derivatives not designated as hedging instruments:
Interest rate swaps	$890	$19,797	$(21,543)
Interest rate swaptions	—	—	38
Futures on equity indices	35	(803)	1,055
Interest rate futures	—	(73)	73
Cross-currency swaps	2,568	(26,913)	45,691
Foreign currency forwards	5,315	(1,049)	(797)
Total	$8,808	$(9,041)	$24,517

Securities lending

Securities with a cost or amortized cost of $158.7 million and $617.8 million, and estimated fair values of $143.0 million and $602.1 million were on loan under the program at December 31, 2024 and 2023, respectively.

The following table summarizes securities on loan by category:

	December 31,		December 31,
	2024		2023
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value
Hybrid securities	$—	$—	$4	$4
Industrial and miscellaneous	115,864	100,785	149,222	133,182
U.S. government	42,804	42,210	468,595	468,904
	$158,668	$142,995	$617,821	$602,090

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $134.7 million and $317.4 million, and securities of $14.4 million and $299.7 million as collateral related to the securities lending program at December 31, 2024 and 2023, respectively. None of the securities are permitted to be sold or repledged and all of the cash was reinvested. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

	December 31, 2024
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/(Decrease)	Total Non-admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending arrangements	$134,685	$—	$—	$—	$134,685	$317,362	$(182,677)	$—	$134,685	0.19%	0.19%
FHLB capital stock	579	—	—	—	579	551	28	—	579	0.00%	0.00%
On deposit with states	4,271	—	—	—	4,271	4,299	(28)	—	4,271	0.01%	0.01%
On deposit with other regulatory bodies	525	—	—	—	525	535	(10)	—	525	0.00%	0.00%
Pledged as collateral not captured in other categories:
Futures margin deposits	159	—	1,463	—	1,622	2,725	(1,103)	—	1,622	0.00%	0.00%
Derivative cash collateral	31	—	377	—	408	449	(41)	—	408	0.00%	0.00%
Other restricted assets	1,091	—	—	—	1,091	1,041	50	—	1,091	0.00%	0.00%
Total Restricted Assets	$141,341	$—	$1,840	$—	$143,181	$326,962	$(183,781)	$—	$143,181	0.20%	0.20%

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

	December 31, 2023
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/(Decrease)	Total Non-admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending arrangements	$317,362	$—	$—	$—	$317,362	$107,068	$210,294	$—	$317,362	0.43%	0.44%
FHLB Capital Stock	551	—	—	—	551	509	42	—	551	0.00%	0.00%
On deposit with states	4,299	—	—	—	4,299	4,213	86	—	4,299	0.01%	0.01%
On deposit with other regulatory bodies	535	—	—	—	535	503	32	—	535	0.00%	0.00%
Pledged as collateral not captured in other categories:
Futures margin deposits	308	—	2,417	—	2,725	4,960	(2,235)	—	2,725	0.00%	0.00%
Derivative cash collateral	17	—	432	—	449	30,172	(29,723)	—	449	0.00%	0.00%
Other restricted assets	1,041	—	—	—	1,041	1,088	(47)	—	1,041	0.00%	0.00%
Total Restricted Assets	$324,113	$—	$2,849	$—	$326,962	$148,513	$178,449	$—	$326,962	0.45%	0.45%

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Net investment income

The following table summarizes net investment income:

	Years Ended December 31,
	2024	2023	2022
Bonds	$936,188	$1,010,128	$928,803
Preferred and common stocks	2,984	5,969	5,006
Mortgage loans	202,986	204,415	186,997
Real estate	32,991	32,253	29,693
Contract loans	167,573	182,531	184,184
Cash, cash equivalents and short-term investments	57,784	49,548	9,763
Derivative instruments	36,311	41,131	39,585
Other invested assets	152,008	567,873	247,053
Miscellaneous	11,932	7,959	(1,564)
Gross investment income	1,600,757	2,101,807	1,629,520
Expenses	(129,892)	(132,606)	(110,966)
Net investment income	$1,470,865	$1,969,201	$1,518,554

The amount of interest incurred and charged to investment expense during the years ended December 31, 2024, 2023 and 2022 was $83.2 million, $78.5 million and $74.8 million, respectively.

The following table summarizes net realized capital losses (gains) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2024	2023	2022
Net realized capital losses, before federal income tax	$48,959	$205,215	$200,418
Less: Federal income tax benefit	(10,281)	(43,095)	(42,088)
Net realized capital losses, before IMR transfer	38,678	162,120	158,330

Net realized capital losses transferred to IMR, net
of federal income tax (benefit) of $(3,774), $(36,892) and $(48,369), respectively	(14,198)	(138,784)	(181,960)

Net realized capital losses (gains), net of federal income
tax (benefit) expense of $(6,507), $(6,203) and $6,281, respectively, and IMR transfer	$24,480	$23,336	$(23,630)

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Net Negative (Disallowed) Interest Maintenance Reserve (IMR)

In 2024, the net IMR balance is a positive liability due to current year realized investment gains and losses. Therefore, no such net negative (disallowed) IMR tables are included for the current year.

(1) Net negative (disallowed) IMR

Year	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
2023	$18,992	$17,477	$1,515	$—

(2) Negative (disallowed) IMR admitted

Year	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
2023	$18,992	$17,477	$1,515	$—

(3) Calculated adjusted capital and surplus

Total
2023
a. Prior Period General Account Capital & Surplus From Prior Period SAP Financials	$3,990,391
b. Net Positive Goodwill (admitted)	346,745
c. EDP Equipment & Operating System Software (admitted)	—
d. Net DTAs (admitted)	113,315
e. Net Negative (disallowed) IMR (admitted)	12,986
f. Adjusted Capital & Surplus (a-(b+c+d+e))	$3,517,345

(4) Percentage of adjusted capital and surplus

Total
2023
Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital and surplus	0.5%

(5) Allocated gains/losses to IMR from derivatives - None

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
5. Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
	December 31, 2024
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)
Bonds
Industrial and miscellaneous	$—	$23,934	$—	$—	$23,934
Hybrid securities	—	12,940	—	—	12,940
Common stock
Mutual funds	30	—	—	—	30
Other invested assets
Limited partnerships	—	—	—	912,415	912,415
Residual tranche	—	27,858	—	—	27,858
Industrial and miscellaneous		2,964		24,581	27,545
Derivatives
Interest rate swaps	—	1,897	—	—	1,897
Cross-currency swaps	—	91,172	—	—	91,172
Foreign currency forwards	—	4,391	—	—	4,391
Separate account assets (1)	11,801,007	8,848,967	—	840,587	21,490,561
Total assets at fair value/NAV	$11,801,037	$9,014,123	$—	$1,777,583	$22,592,743

Liabilities:
Derivatives
Interest rate swaps	$—	$1,216	$—	$—	$1,216
Separate account liabilities (1)	6	825,486	—	—	825,492
Total liabilities at fair value	$6	$826,702	$—	$—	$826,708

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

	Fair Value Measurements at Reporting Date
	December 31, 2023
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)
Bonds
Industrial and miscellaneous	$—	$2,348	$—	$—	$2,348
Hybrid securities	—	11,906	—	—	11,906
Preferred stock
Redeemable preferred stock	—	500	—	—	500
Common stock
Mutual funds	26	—	—	—	26
Other invested assets
Limited partnerships	—	—	—	719,547	719,547
Residual tranche	—	40,829	—	—	40,829
Derivatives
Interest rate swaps	—	2,309	—	—	2,309
Cross-currency swaps	—	81,385	—	—	81,385
Separate account assets (1)	11,474,482	9,628,887	—	825,699	21,929,068
Total assets at fair value/NAV	$11,474,508	$9,768,164	$—	$1,545,246	$22,787,918

Liabilities:
Derivatives
Interest rate swaps	$—	$1,974	$—	$—	$1,974
Foreign currency forwards	—	2,336	—	—	2,336
Separate account liabilities (1)	47,658	950,338	—	—	997,996
Total liabilities at fair value	$47,658	$954,648	$—	$—	$1,002,306
(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
			December 31, 2024
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)
Bonds	$22,586,037	$24,973,698	$—	$22,585,870	$167	$—	$22,586,037
Preferred stock	49,976	52,248	—	49,976	—	—	49,976
Common stock (1)	609	609	30	579	—	—	609
Mortgage loans	5,038,010	5,387,154	—	5,038,010	—	—	5,038,010
Real estate	240,405	52,363	—	—	240,405	—	240,405
Cash, cash equivalents and short-term investments	1,150,879	1,150,880	1,135,380	15,499	—	—	1,150,879
Contract loans	3,536,463	3,536,463	—	—	3,536,463	—	3,536,463
Other long-term invested assets	1,001,311	1,009,701	—	64,315	—	936,996	1,001,311
Securities lending reinvested collateral assets	134,685	134,685	—	134,685	—	—	134,685
Collateral under derivative counterparty collateral agreements	379,601	379,601	379,601	—	—	—	379,601
Receivable for securities	19,919	14,085	—	19,919	—	—	19,919
Derivative instruments	377,892	330,062	—	377,892	—	—	377,892
Separate account assets	22,505,227	22,594,303	11,928,030	9,736,610	—	840,587	22,505,227
Total assets	$57,021,014	$59,615,852	$13,443,041	$38,023,355	$3,777,035	$1,777,583	$57,021,014

Liabilities:
Deposit-type contracts	$8,909,882	$10,245,580	$—	$8,909,882	$—	$—	$8,909,882
Commercial paper	99,717	99,717	—	99,717	—	—	99,717
Payable under securities lending agreements	134,685	134,685	—	134,685	—	—	134,685
Collateral under derivative counterparty collateral agreements	379,570	379,570	379,570	—	—	—	379,570
Payable for securities	10,133	10,133	—	10,133	—	—	10,133
Derivative instruments	3,009	3,725	—	3,009	—	—	3,009
Separate account liabilities	825,492	825,492	6	825,486	—	—	825,492
Total liabilities:	$10,362,488	$11,698,902	$379,576	$9,982,912	$—	$—	$10,362,488

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date
			December 31, 2023
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)
Bonds	$24,064,161	$26,591,735	$—	$24,063,603	$558	$—	$24,064,161
Preferred Stock	76,751	82,263	—	76,751	—	—	76,751
Common Stock (1)	577	577	26	551	—	—	577
Mortgage loans	5,420,327	5,840,441	—	5,420,327	—	—	5,420,327
Real estate	240,405	49,381	—	—	240,405	—	240,405
Cash, cash equivalents and short-term investments	1,648,896	1,648,651	1,013,992	634,904	—	—	1,648,896
Contract loans	3,711,737	3,711,737	—	—	3,711,737	—	3,711,737
Other long-term invested assets	799,197	807,798	—	79,650	—	719,547	799,197
Securities lending reinvested collateral assets	317,362	317,362	—	317,362	—	—	317,362
Collateral under derivative counterparty collateral agreements	185,543	185,543	185,543	—	—	—	185,543
Receivable for securities	47,064	38,683	—	47,064	—	—	47,064
Derivative instruments	304,119	248,542	5	304,114	—	—	304,119
Separate account assets	23,068,195	23,147,893	11,510,611	10,731,885	—	825,699	23,068,195
Total assets	$59,884,334	$62,670,606	$12,710,177	$41,676,211	$3,952,700	$1,545,246	$59,884,334

Liabilities:
Deposit-type contracts	$8,310,113	$9,585,838	$—	$8,310,113	$—	$—	$8,310,113
Commercial paper	99,718	99,718	—	99,718	—	—	99,718
Payable under securities lending agreements	317,362	317,362	—	317,362	—	—	317,362
Collateral under derivative counterparty collateral agreements	185,526	185,526	185,526	—	—	—	185,526
Payable for securities	21,771	21,771	—	21,771	—	—	21,771
Derivative instruments	14,908	19,053	—	14,908	—	—	14,908
Separate account liabilities	997,996	997,996	47,658	950,338	—	—	997,996
Total liabilities	$9,947,394	$11,227,264	$233,184	$9,714,210	$—	$—	$9,947,394
(1) Per NAIC guidelines, investments accounted for under the equity method are excluded.

Bonds, preferred and common stock

The fair values for bonds, preferred and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contract holder or with proceeds from the contract.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds. The fair values for residual tranches are generally based upon evaluated prices from independent pricing services.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, of which the timing is unknown. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, foreign currency forwards, interest rate swaps, interest rate swaptions, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices, and interest rate swap futures are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.
Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities.  Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

6. Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2024			December 31, 2023
	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset
Other invested assets	$3,244,310	$442,518	$2,801,792	$1,700,076	$461,232	$1,238,844
Preferred and common stock	1,986,003	49,590	1,936,413	1,848,986	182,167	1,666,819
Deferred income taxes	343,058	230,991	112,067	425,592	273,412	152,180
Due from parent, subsidiaries and affiliate	776,490	75,569	700,921	497,032	73,242	423,790
Other assets	835,070	23,064	812,006	790,840	28,474	762,366
Reinsurance recoverable	384,389	—	384,389	350,732	79	350,653
Cash, cash equivalents and short-term investments	1,150,880	—	1,150,880	1,648,652	1	1,648,651

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities ("SCA"), except insurance SCA entities as follows:

	December 31, 2024			December 31, 2023
	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset
Preferred and common stock	$15,671	$—	$15,671	$14,114	$—	$14,114
Other invested assets	1,890,429	442,518	1,447,911	605,055	461,232	143,823

7. Business Combination and Goodwill

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital.

On September 23, 2024, the Company completed the acquisition of all the Company Units in Plan Management, LLC, and subsequently renamed the entity to Empower Stock Plan Services, LLC (“ESPS”). This transaction was accounted for as a statutory acquisition. Non-admitted goodwill of $63.3 million was recorded which will be amortized over ten years. Goodwill amortization of $1.6 million was recorded for the year ended December 31, 2024.

On April 1, 2022, the Company completed the acquisition of all of the voting equity interests in Empower Annuity Insurance Company, as part of the acquisition of Prudential's full service retirement business. This transaction was accounted for as a statutory acquisition. Goodwill of $645.9 million was recorded in other invested assets, which is being amortized over ten years. At December 31, 2024 and 2023, the Company has $418.7 million and $351.7 million, respectively, of admitted goodwill related to this acquisition. Goodwill amortization of $64.6 million, $64.6 million, and $48.4 million respectively, was recorded for the years ended December 31, 2024, 2023, and 2022.

On August 17, 2020, the Company completed the acquisition of all of the voting equity interests in EPW, an industry-leading registered investment adviser and digital wealth manager. This transaction was accounted for as a statutory acquisition. Goodwill of $819.4 million was recorded in other invested assets, which is being amortized over 10 years. On April 1, 2023, Personal Capital Advisors Corporation, a subsidiary of EPW, merged with Empower Advisory Group, another wholly-owned subsidiary of the Company. In conjunction with that merger, the Company reduced goodwill by $101.6 million through a charge to surplus. At December 31, 2024 and 2023, the Company has $0.0 million and $0.0 million, respectively, of admitted

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
goodwill related to this acquisition. Goodwill amortization of $67.5 million, $71.1 million and $81.9 million, respectively, was recorded for the years ended December 31, 2024, 2023, and 2022.

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the Empower Plan Services, large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51.1 million was recorded in other invested assets, which is being amortized over 10 years. At December 31, 2024 and 2023, the Company has $0.0 million and $0.0 million, respectively, of admitted goodwill related to this acquisition. Goodwill amortization of $3.4 million, $5.1 million and $5.1 million, respectively, was recorded for the years ended December 31, 2024, 2023, and 2022.

Acquired entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2024	Amount of goodwill amortized for the year ended December 31, 2024	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill
Empower Plan Services	August 29, 2014	$64,169	$51,098	$—	$3,407	—%
Empower Personal Wealth	August 17, 2020	854,190	819,403	—	67,487	—%
Empower Annuity Insurance Company	April 1, 2022	1,930,036	645,941	418,717	64,594	29%
Plan Management, LLC	September 23, 2024	63,180	63,265	—	1,582	—%

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2024, 2023 and 2022 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
On April 1, 2022 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of PICA. The PICA transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset:

April 1,
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	2022
(In millions)
Admitted assets:
Cash and invested assets:
Bonds	$4,158
Mortgage loans	1,150
Cash, cash equivalents, and short-term investments	60
Total cash and invested assets	5,368

Investment income due and accrued	32
Reinsurance receivables	45
Other assets	7
Total admitted assets	$5,452

Liabilities, capital and surplus:
Liabilities:
Aggregate reserves for life policies and contracts	$5,762
Interest maintenance reserve	(103)
Other liabilities	(18)
Total liabilities	5,641

Capital and surplus:
Unassigned deficit	(189)
Total capital and surplus	(189)

Total liabilities, capital and surplus	$5,452

Statutory Statements of Operations

Income:
Premium income and annuity consideration	$5,694
Total income	5,694

Expenses:
Increase in aggregate reserves for life and accident and health policies and contracts	5,762
Commissions and expense allowances on reinsurance assumed	224
Interest maintenance reserve reinsurance activity	(103)
Total benefit and expenses	5,883

Net loss from operations before federal income taxes	$(189)

In March 2022, the Company received $810.0 million of capital contributions from EHL to finance the Prudential transaction. In consideration for the capital contribution, the Company issued $2.6 million of common stock, and recorded the remainder as gross paid in and contributed surplus, as discussed in Note 12.

The Company and an affiliate have engaged in a modified coinsurance (“ModCo”) reinsurance agreement since 2018. The affiliate, Canada Life International Reinsurance Corporation Limited ("CLIRC"), novated the contract to Canada Life International Reinsurance (Barbados) Corporation (“CLIRBC”) and upon transfer, on December 31, 2020, increased the ceding percentage for this block of group annuity insurance policies from 40% to 90%. The Company and CLIRBC amended this agreement on December 31, 2022, which increased the ceding percentage for this block of group annuity insurance policies from 90% to 100%, increased the expense allowance rate, and increased the risk charge rate. The Company has ceded ModCo

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
reserves of $10.8 billion and $11.1 billion as of December 31, 2024 and 2023, respectively. The reinsurance agreement is unlimited in duration. However, the Company may recapture the ceded reinsurance policies at any time by sending notice to the reinsurer at least 90 days prior to the intended termination date.

The Company and an affiliate have engaged in a ModCo reinsurance agreement since 2011. The affiliate, CLIRC, novated the contract to CLIRBC on December 31, 2020. Per the terms of the agreement, the Company cedes 90% of its closed in-force block of participating life insurance policies. The Company had ceded modified coinsurance reserves of $5.9 billion as of December 31, 2021. On July 1, 2022, the Company terminated its reinsurance agreement with CLIRBC. As a result of that termination, the Company recaptured $5.9 billion of ceded premium income and annuity consideration and reserve adjustment on reinsurance ceded.

The Company and Hannover have engaged in a coinsurance with funds withheld and yearly renewable term transactions on December 31, 2022 in which the Company cedes a portion of its closed in-force block of participating whole life insurance policies and established a funds withheld payable to Hannover. The Company received a ceding commission, will receive expense allowances and is eligible for experience refunds, and will pay risk charges over time. The Company has ceded reserves of $2.9 billion and $2.9 billion as of December 31, 2024 and 2023, respectively. The reinsurance agreement has an automatic experience refund termination date of January 1, 2035. The Company may recapture the ceded reinsurance policies at any time prior to the experience refund termination date, subject to certain fees payable to Hannover. The ceding commission is accounted for in the 'Commissions and expense allowances on reinsurance ceded' within the Statement of Operations.

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future insurance benefits are as follows:

Interest	-Life Insurance	2.50% to 6.00%
	-Annuity Funds	1.00% to 11.25%
	-Disability	3.00% to 6.00%

Mortality	-Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980, 2001, and 2017 Commissioners Standard Ordinary ("CSO") tables, and American Experience
	-Annuity Funds	Various annuity valuation tables, primarily including 71 and 83a Individual Annuitant Mortality (“IAM”); 1994 Group Annuity Reserve (“GAR”), 71 and 83 Group Annuity Mortality (“GAM”); Annuity 2000 and 2012 Individual Annuity Reserve (“IAR”) tables
Morbidity	-Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2024 and 2023, the Company had $3.4 billion and $3.5 billion, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

1. Individual Annuities

	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total Gross
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charges of 5% or more	—	—	—	—	—%
At fair value	—	98,431	3,146,950	3,245,381	98.7%
Total with adjustment or at market value	—	98,431	3,146,950	3,245,381	98.7%
At book value without adjustment (minimal or no charge adjustment)	26,211	—	—	26,211	0.8%
Not subject to discretionary withdrawal	16,365	—	—	16,365	0.5%
Total gross	42,576	98,431	3,146,950	3,287,957	100.0%
Reinsurance ceded	42,096	—	—	42,096
Total, net	$480	$98,431	$3,146,950	$3,245,861

	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total Gross
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charges of 5% or more	—	—	—	—	—%
At fair value	—	131,751	3,221,331	3,353,082	98.6%
Total with adjustment or at market value	—	131,751	3,221,331	3,353,082	98.6%
At book value without adjustment (minimal or no charge adjustment)	29,108	—	—	29,108	0.9%
Not subject to discretionary withdrawal	18,697	—	—	18,697	0.5%
Total gross	47,805	131,751	3,221,331	3,400,887	100.0%
Reinsurance ceded	47,379	—	—	47,379
Total, net	$426	$131,751	$3,221,331	$3,353,508

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
2. Group Annuities

	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total Gross
Subject to discretionary withdrawal:
With market value adjustment	$22,609,886	$—	$—	$22,609,886	63.1%
At book value less current surrender charges of 5% or more	—	—	—	—	—%
At fair value	—	5,824,587	5,045,715	10,870,302	30.3%
Total with adjustment or at market value	22,609,886	5,824,587	5,045,715	33,480,188	93.4%
At book value without adjustment (minimal or no charge adjustment)	1,868,928	—	—	1,868,928	5.2%
Not subject to discretionary withdrawal	501,380	—	—	501,380	1.4%
Total gross	24,980,194	5,824,587	5,045,715	35,850,496	100.0%
Reinsurance ceded	780	—	—	780
Total, net	$24,979,414	$5,824,587	$5,045,715	$35,849,716

	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total Gross
Subject to discretionary withdrawal:
With market value adjustment	$25,191,286	$—	$—	$25,191,286	64.5%
At book value less current surrender charges of 5% or more	—	—	—	—	—%
At fair value	—	6,220,950	5,243,087	11,464,037	29.3%
Total with adjustment or at market value	25,191,286	6,220,950	5,243,087	36,655,323	93.8%
At book value without adjustment (minimal or no charge adjustment)	1,880,373	—	—	1,880,373	4.8%
Not subject to discretionary withdrawal	542,867	—	—	542,867	1.4%
Total gross	27,614,526	6,220,950	5,243,087	39,078,563	100.0%
Reinsurance ceded	1,123	—	—	1,123
Total, net	$27,613,403	$6,220,950	$5,243,087	$39,077,440

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
3. Deposit-type Contracts

	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total Gross
Subject to discretionary withdrawal:
With market value adjustment	$10,024,608	$—	$—	$10,024,608	97.8%
At book value less current surrender charges of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
Total with adjustment or at market value	10,024,608	—	—	10,024,608	97.8%
At book value without adjustment (minimal or no charge adjustment)	180,707	—	—	180,707	1.7%
Not subject to discretionary withdrawal	46,708	—	—	46,708	0.5%
Total gross	10,252,023	—	—	10,252,023	100.0%
Reinsurance ceded	6,443	—	—	6,443
Total, net	$10,245,580	$—	$—	$10,245,580

	December 31, 2023
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total Gross
Subject to discretionary withdrawal:
With market value adjustment	$9,375,307	$—	$—	$9,375,307	97.7%
At book value less current surrender charges of 5% or more	—	—	—	—	—%
At fair value	—	—	—	—	—%
Total with adjustment or at market value	9,375,307	—	—	9,375,307	97.7%
At book value without adjustment (minimal or no charge adjustment)	169,243	—	—	169,243	1.8%
Not subject to discretionary withdrawal	48,612	—	—	48,612	0.5%
Total gross	9,593,162	—	—	9,593,162	100.0%
Reinsurance ceded	7,324	—	—	7,324
Total, net	$9,585,838	$—	$—	$9,585,838

Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows:
	2024	2023
General Account:
Annuities	$24,979,346	$27,613,166
Miscellaneous reserves	548	663
Deposit-type contracts	10,245,580	9,585,838
Subtotal	35,225,474	37,199,667

Separate Account:
Annuities (excluding supplementary contracts)	14,115,683	14,817,119
Total	$49,341,157	$52,016,786

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The withdrawal characteristics of life reserves are as follows:

	December 31, 2024
	General Account			Separate Account - Guaranteed			Separate Account - Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Universal life	$5,873,039	$6,348,428	$6,379,168	$955,363	$955,363	$955,363	$—	$—	$—
Other permanent cash value life insurance	—	6,200,051	6,454,335	—	—	—	—	—	—
Variable universal life	571,611	609,241	609,308	—	—	—	6,631,796	6,631,796	6,631,796

Not subject to discretionary withdrawal or no cash values:
Term policies with cash value	N/A	N/A	79,179	N/A	N/A	—	N/A	N/A	—
Accidental death benefits	N/A	N/A	57	N/A	N/A	—	N/A	N/A	—
Disability - active lives	N/A	N/A	317	N/A	N/A	—	N/A	N/A	—
Disability - disabled lives	N/A	N/A	94,967	N/A	N/A	—	N/A	N/A	—
Miscellaneous reserves	N/A	N/A	39,700	N/A	N/A	—	N/A	N/A	—
Total, gross	6,444,650	13,157,720	13,657,031	955,363	955,363	955,363	6,631,796	6,631,796	6,631,796
Reinsurance ceded	6,441,391	9,866,673	10,377,840	955,363	955,363	955,363	6,631,796	6,631,796	6,631,796
Total, net of reinsurance ceded	$3,259	$3,291,047	$3,279,191	$—	$—	$—	$—	$—	$—

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

	December 31, 2023
	General Account			Separate Account - Guaranteed			Separate Account - Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Universal life	$6,253,598	$6,687,875	$6,722,372	$1,056,016	$1,056,016	$1,056,016	$—	$—	$—
Other permanent cash value life insurance	—	6,364,107	6,632,321	—	—	—	—	—	—
Variable universal life	529,476	569,524	569,592	—	—	—	6,225,180	6,225,180	6,225,180

Not subject to discretionary withdrawal or no cash values:
Term policies with cash value	N/A	N/A	85,376	N/A	N/A	—	N/A	N/A	—
Accidental death benefits	N/A	N/A	58	N/A	N/A	—	N/A	N/A	—
Disability - active lives	N/A	N/A	326	N/A	N/A	—	N/A	N/A	—
Disability - disabled lives	N/A	N/A	99,723	N/A	N/A	—	N/A	N/A	—
Miscellaneous reserves	N/A	N/A	40,269	N/A	N/A	—	N/A	N/A	—
Total, gross	6,783,074	13,621,506	14,150,037	1,056,016	1,056,016	1,056,016	6,225,180	6,225,180	6,225,180
Reinsurance ceded	6,782,069	10,251,661	10,793,379	1,056,016	1,056,016	1,056,016	6,225,180	6,225,180	6,225,180
Total, net of reinsurance ceded	$1,005	$3,369,845	$3,356,658	$—	$—	$—	$—	$—	$—

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
Life actuarial reserves for the General Account at December 31, were as follows:

	2024	2023

Life insurance	$3,267,602	$3,345,069
Accidental death benefits	—	—
Active lives	—	—
Disability - disabled lives	—	—
Miscellaneous reserves	11,589	11,589
Total	$3,279,191	$3,356,658

10. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50.0 million credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company's issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company's liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2024	2023
Face value	$100,000	$100,000
Carrying value	$99,717	$99,718
Interest expense paid	$5,345	$4,844
Effective interest rate	4.80%	5.57%
Maturity range (days)	22	19

11. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•Individual Annuity Product
•Group Annuity Product
•Variable Life Insurance Product
•Hybrid Ordinary Life Insurance Product
•Individual Indexed-Linked Annuity Product

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•Individual Annuity
•Group Annuity
•Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•Hybrid Ordinary Life Insurance Product
•Group Annuity - Custom Stable Value Asset Funds
•Variable Life Insurance Product
•Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Empower Funds, LLC, open-end management investment companies which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2024 and 2023, the Company’s separate account assets that are legally insulated from the general account claims are $22.5 billion and $23.1 billion.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $14.5 million, $16.6 million, $10.8 million, $10.7 million, and $11.3 million for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder's account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The following tables provide information regarding the Company's separate accounts:

	Year Ended December 31, 2024
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total

Premiums, considerations or deposits	$262,746	$473,917	$736,663

Reserves
For accounts with assets at:
Fair value	6,065,526	14,586,013	20,651,539
Amortized cost	1,053,794	—	1,053,794
Total reserves	7,119,320	14,586,013	21,705,333

By withdrawal characteristics:
At fair value	6,065,526	14,586,013	20,651,539
At book value without fair value adjustment and with current surrender charge less than 5%	1,053,794	—	1,053,794
Total subject to discretionary withdrawals	$7,119,320	$14,586,013	$21,705,333

	Year Ended December 31, 2023
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total

Premiums, considerations or deposits	$297,069	$505,552	$802,621

Reserves
For accounts with assets at:
Fair value	6,469,505	14,445,834	20,915,339
Amortized cost	1,185,200	—	1,185,200
Total reserves	7,654,705	14,445,834	22,100,539

By withdrawal characteristics:
At fair value	6,469,505	14,445,834	20,915,339
At book value without fair value adjustment and with current surrender charge less than 5%	1,185,200	—	1,185,200
Total subject to discretionary withdrawals	$7,654,705	$14,445,834	$22,100,539

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2024	2023	2022
Transfers as reported in the Summary of Operations of the separate account statement:
Transfers to separate accounts	$736,663	$802,621	$927,886
Transfers from separate accounts	(2,737,160)	(2,874,149)	(2,367,236)
Net transfers from separate accounts	(2,000,497)	(2,071,528)	(1,439,350)
Reconciling adjustments:
Net transfer of reserves to separate accounts	377,471	524,666	308,625
Miscellaneous other	7,725	6,264	4,017
CARVM allowance reinsured	(5,327)	(16,418)	(22,149)
Reinsurance	(4,772,955)	(4,608,654)	(4,442,341)
Net transfers as reported in the Statements of Operations	$(6,393,583)	$(6,165,670)	$(5,591,198)

12. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12 million to EHL. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures on December 29, 2027. Interest paid on the note during 2024, 2023 and 2022 amounted to $0.4 million, $0.4 million and $0.4 million, respectively, bringing total interest paid from inception to December 31, 2024 to $2.9 million. The amount of unapproved principal and interest was $0 at December 31, 2024.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346.2 million to EHL. The proceeds were used to redeem the $333.4 million surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2024, 2023, and 2022 amounted to $16.9 million, $16.9 million and $16.9 million, respectively, bringing total interest paid from inception to December 31, 2024 to $111.9 million. The amount of unapproved principal and interest was $0 at December 31, 2024.

In the first quarter of 2018, the Company realized a $39.9 million after tax gain on an interest rate swap that hedged the existing $333.4 million surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333.4 million surplus note and the issuance of the $346.2 million surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2024, 2023, and 2022 amounted to $1.3 million, $1.3 million and $1.3 million, respectively bringing the total amortization from inception to December 31, 2024 to $9.0 million, leaving an unamortized balance of $30.9 million in surplus as part of the surplus note amounts.

On August 12, 2020, the Company issued a surplus note in the face amount and carrying amount of $527.5 million to EHL. The proceeds were used to finance the EPW transaction. The surplus note bears an interest rate of 1.260% per annum. The note matures on August 12, 2025. Interest paid on the note during 2024, 2023, and 2022 amounted to $6.6 million, $6.6 million and $6.6 million, respectively, bringing total interest paid from inception to December 31, 2024 to $26.6 million. The amount of unapproved principal and interest was $0 at December 31, 2024.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
On August 26, 2021, the Company issued a surplus note in the face amount and carrying amount of $1.2 billion to EHL. The proceeds were used to partially fund the acquisition of certain businesses from Prudential. The note matures on December 31, 2051. The surplus note bears an interest rate of 4.2% per annum until December 31, 2026. Starting on December 31, 2026 and on every fifth anniversary of such date thereafter, the interest rate on the note is reset to the rate equal to the five-year U.S. Treasury Rate plus 3.4%. Interest paid on the note during 2024, 2023, and 2022 amounted to $50.1 million, $50.1 million and $50.1 million, respectively, bringing total interest paid at December 31, 2024 to $167.8 million. The amount of unapproved principal and interest was $0 at December 31, 2024.

The Company issued 2,591,253 additional common shares and received $810.0 million from EHL in March 2022 to fund the Prudential acquisition.

The Company issued 145,780 additional common shares and received $45.0 million from EHL in December 2023.

On January 2, 2024, Empower Services Holdings, LLC, a direct wholly-owned subsidiary of the Company, merged with Putnam Acquisition Financing Inc. ("PAFI"), a direct wholly-owned subsidiary of EHL, with PAFI surviving. All of the outstanding common shares and additional capital of PAFI, valued at $1.8 billion, were then contributed to the Company in exchange for 3,049,317 common shares.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2.0 million of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Dividends are paid as determined by the Board of Directors, subject to certain statutory restrictions noted above. In addition, the Company may be required to provide notice to, or obtain approval from, the Company’s domiciliary regulator in connection with each dividend declared by the Board of Directors, depending on whether such dividend is deemed an “ordinary” or “extraordinary” dividend under applicable statutes and regulations. The determination of whether a given dividend is “ordinary” or “extraordinary” is based on a rolling twelve month look-back at prior dividends paid by the Company and is therefore subject to change throughout the year. Dividends are non-cumulative. During the years ended December 31, 2024, 2023, and 2022 the Company paid dividend to EHL totaling $900.0 million, $350.0 million, and $231.0 million, respectively.

The portion of unassigned deficit represented by each of the following items is:

	December 31,
	2024	2023
Unrealized losses	$(1,577,615)	$(1,031,703)
Non-admitted assets	(821,732)	(1,018,607)
Surplus as regards reinsurance	302,664	404,458
Asset valuation reserve	(305,795)	(299,764)

Risk-based capital ("RBC") is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
13. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$398,383	$20,806	$419,189	$468,179	$14,904	$483,083	$(69,796)	$5,902	$(63,894)
Valuation allowance adjustment	—	(20,806)	(20,806)	—	(14,904)	(14,904)	—	(5,902)	(5,902)
Adjusted gross deferred tax asset	398,383	—	398,383	468,179	—	468,179	(69,796)	—	(69,796)
Deferred tax assets non-admitted	(230,991)	—	(230,991)	(273,412)	—	(273,412)	42,421	—	42,421
Net admitted deferred tax asset	167,392	—	167,392	194,767	—	194,767	(27,375)	—	(27,375)
Gross deferred tax liabilities	(31,725)	(23,600)	(55,325)	(29,324)	(13,263)	(42,587)	(2,401)	(10,337)	(12,738)
Net admitted deferred tax asset	$135,667	$(23,600)	$112,067	$165,443	$(13,263)	$152,180	$(29,776)	$(10,337)	$(40,113)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	112,067	—	112,067	152,180	—	152,180	(40,113)	—	(40,113)
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	112,067	—	112,067	152,180	—	152,180	(40,113)	—	(40,113)
(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	693,497	—	—	544,474	—	—	149,023
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	55,325	—	55,325	42,587	—	42,587	12,738	—	12,738
Total deferred tax assets admitted as a result of the application of SSAP No. 101	$167,392	$—	$167,392	$194,767	$—	$194,767	$(27,375)	$—	$(27,375)

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2024	2023
Ratio percentage used to determine recovery period and threshold limitation amount	963.77%	969.43%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$4,623,312	$3,629,825

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The following table presents the impact of tax planning strategies:

	December 31, 2024		December 31, 2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax asset	$398,383	$—	$468,179	$—	$(69,796)	$—
% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross deferred tax assets	$167,392	$—	$194,767	$—	$(27,375)	$—
% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2024	2023	Change
Current income tax	$681	$36,238	$(35,557)
Federal income tax on net capital gains	(10,281)	(43,095)	32,814
Total	$(9,600)	$(6,857)	$(2,743)

	Year Ended December 31,
	2023	2022	Change
Current income tax	$36,238	$20,399	$15,839
Federal income tax on net capital gains	(43,095)	(42,088)	(1,007)
Total	$(6,857)	$(21,689)	$14,832

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2024	2023	Change
Ordinary:
Reserves	$11,481	$11,777	$(296)
Investments	—	2,219	(2,219)
Deferred acquisition costs	5,913	—	5,913
Fixed assets	3,372	4,133	(761)
Compensation and benefit accrual	24,027	22,623	1,404
Receivables - non-admitted	16,847	17,905	(1,058)
Tax credit carryforward	38,049	88,372	(50,323)
Intangible	207,794	227,519	(19,725)
NOL	72,213	72,213	—
Other	18,687	21,418	(2,731)
Total ordinary gross deferred tax assets	398,383	468,179	(69,796)
Valuation allowance adjustment	—	—	—
Total adjusted ordinary gross deferred tax assets	398,383	468,179	(69,796)
Non-admitted ordinary deferred tax assets	(230,991)	(273,412)	42,421
Admitted ordinary deferred tax assets	167,392	194,767	(27,375)
Capital:
Investments	—	—	—
Net Capital Loss Carryforward	20,806	14,904	5,902
Total capital gross deferred tax assets	20,806	14,904	5,902
Valuation allowance adjustment	(20,806)	(14,904)	(5,902)
Total adjusted gross capital deferred tax assets	—	—	—
Non-admitted capital deferred tax assets	—	—	—
Admitted capital deferred tax assets	—	—	—
Total admitted deferred tax assets	$167,392	$194,767	$(27,375)

Deferred income tax liabilities:
Ordinary:
Investments	$(27,084)	$(19,392)	$(7,692)
Premium receivable	(106)	(2,471)	2,365
Policyholder reserves	(2,106)	(4,212)	2,106
Experience refunds	—	—	—
Other	(2,429)	(3,249)	820
Total ordinary deferred tax liabilities	(31,725)	(29,324)	(2,401)

Capital
Investments	(23,600)	(13,263)	(10,337)
Total capital deferred tax liabilities	(23,600)	(13,263)	(10,337)

Total deferred tax liabilities	$(55,325)	$(42,587)	$(12,738)

Net admitted deferred income tax asset	$112,067	$152,180	$(40,113)

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2024	2023	Change
Total deferred income tax assets	$398,383	$468,179	$(69,796)
Total deferred income tax liabilities	(55,325)	(42,587)	(12,738)
Net deferred income tax asset	$343,058	$425,592	(82,534)
Tax effect of unrealized capital gains			11,858
Tax-effect of change in minimum pension liability			86
Other Surplus			—
Change in net deferred income tax			$(70,590)

	December 31,
	2023	2022	Change
Total deferred income tax assets	$468,179	$462,234	$5,945
Total deferred income tax liabilities	(42,587)	(42,699)	112
Net deferred income tax asset	$425,592	$419,535	6,057
Tax effect of unrealized capital losses			(4,427)
Other Surplus			5,888
Change in net deferred income tax			$7,356

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2024	2023	2022
Income tax expense at statutory rate	$115,481	$227,550	$106,303
Earnings from subsidiaries	(23,337)	(111,166)	(46,746)
Tax exempt investment income	(4,881)	(2,072)	262
Ceding commission net of transaction expenses	(21,469)	(30,716)	37,141
Change in statutory valuation allowance adjustment	5,902	14,904	—
Dividend received deduction	(4,445)	(4,140)	(4,220)
Tax adjustment for interest maintenance reserve	7,875	630	(37,223)
Prior year adjustment	(765)	3,264	90
Non-deductible Personal Capital contingent consideration	—	—	(5,171)
Statutory purchase accounting adjustment	—	—	(14,415)
Tax effect on non-admitted assets	1,870	1,722	1,587
Tax credits	(8,275)	(840)	(3,122)
Income tax on realized capital gain (loss)	(10,281)	(43,095)	(42,088)
Tax contingency	—	—	(448)
Net Operating Loss	—	(72,213)	—
Other	3,315	1,959	146
Total	$60,990	$(14,213)	$(7,904)

	2024	2023	2022
Federal income taxes incurred	$(9,600)	$(6,857)	$(21,689)
Change in net deferred income taxes	70,590	(7,356)	13,785
Total income taxes	$60,990	$(14,213)	$(7,904)

As of December 31, 2024, there is $343.9 million of net operating loss carryforwards available for tax purposes. The following table breaks down available net operating loss carryforward by year:

Tax Year	Expiration	Loss
2007	2026	$38
2008	2027	1,505
2009	2028	929
2010	2029	2,530
2011	2030	8,158
2012	2031	12,474
2013	2032	11,717
2014	2033	16,336
2015	2034	23,528
2016	2035	31,688
2017	2036	33,456
2018	N/A	21,052
2019	N/A	24,749
2020	N/A	116,054
2021	N/A	—
2022	N/A	39,651

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
As of December 31, 2024, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $38.0 million. These credits will begin to expire in 2031.

During the years ended December 31, 2024 and 2023, the Company recognized $28.1 million and $71.0 million of capital loss respectively. The total capital loss as of December 31, 2024 is $99.1 million and will start to expire in 2028.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco US LLC
Empower Financial Services, Inc.
Empower Holdings, LLC
Great-West Life & Annuity Insurance Company of South Carolina
Empower Life & Annuity Insurance Company of New York
Putnam Investments LLC
Putnam Acquisition Financing, Inc.
Putnam Retail Management, LP
Putnam Retail Management GP, Inc.
Putnam Investors Services, Inc.
PanAgora Holdings, Inc.
PanAgora Asset Management, Inc.
Putnam Advisory Holdings, LLC
Putnam Advisory Holdings II, LLC
Empower Retirement, LLC
Empower Advisory Group, LLC
Empower Trust Company, LLC
Empower Capital Management, LLC
Personal Capital Services Corporation
TBG Insurance Services Corporation
Empower Stock Plan Services, LLC
Empower Services Holding US, LLC

The Company, Great-West life & Annuity Insurance Company of South Carolina and Empower Life & Annuity Insurance Company of New York ("EAICA Subgroup") are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The EAICA Subgroup accounts for income taxes on the modified separate return method on its separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the EAICA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The EAICA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP No. 101. As of December 31, 2024 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2024 and 2023, the Company recognized approximately $0 and $0 of benefit and expense, respectively, from interest and penalties related to the uncertain tax positions.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2018 and prior. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2024 and 2023 was $20.8 million and $14.9 million, respectively. The valuation allowance adjustment relates to Management's uncertainty as to the Company's ability to use the Capital Loss carryforwards, therefore, a valuation allowance has been recognized with respect to the Company's Capital Loss carryforward DTA.

The reporting entity is an applicable reporting entity with respect to the Corporate Alternative Minimum Tax (“CAMT”). The reporting entity may be charged with a portion of the CAMT incurred by the consolidated group or credited with a portion of the consolidated group’s CAMT credit utilization. The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance. There have been NO material modifications to the methodology used to project future regular tax liability as a result of the CAMT.

Gross AMT Credit Recognized as: Current year recoverable	$—
Gross AMT Credit Recognized as: Deferred tax asset (DTA)	—

Beginning Balance of AMT Credit Carryforward	19,504
Less: Amounts Recovered	—
Less: Adjustments	19,504

Ending Balance of AMT Credit Carryforward	—
Less: Reduction for Sequestration	—
Less: Nonadmitted by Reporting Entity	—
Reporting Entity Ending Balance	$—

The Company does not have any foreign operations as of the periods ended December 31, 2024 and December 31, 2023 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

14. Commitments and Contingencies

Future Contractual Obligations
The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2025	2026	2027	2028	2029	Thereafter	Total
Surplus notes - principal (1)	$527,500	$—	$12,000	$—	$—	$1,538,225	$2,077,725
Surplus notes - interest (2)	72,368	67,383	67,383	66,963	66,963	1,414,044	1,755,104
Investment purchase obligations (3)	600,008	—	—	—	—	5,000	605,008
Other liabilities (4)	27,048	—	—	—	—	—	27,048
Total	$1,226,924	$67,383	$79,383	$66,963	$66,963	$2,957,269	$4,464,885

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, EHL, under the terms of four long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $30.9 million of unamortized debt modification gain as discussed in Note 12.

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
(2) Surplus notes interest - All surplus notes bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2024.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2024 was $605.0 million, of which $585.5 million were related to limited partnership interests. Related party transactions comprise $41.5 million of the unfunded limited partnership interests at December 31, 2024. At December 31, 2024, $600.0 million was due within one year, and $5.0 million was due after five years.

(4) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include expected benefit payments for the Company's supplemental executive retirement plan through 2024.
The Company has a revolving credit facility agreement in the amount of $50.0 million for general corporate purposes effective November 1, 2023, and expires on November 1, 2028.  Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $2.7 billion, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2024 and 2023. At December 31, 2024 and 2023, there were no outstanding amounts related to the current and prior credit facilities.

In October 2020, the Company became a member of the FHLB of Topeka. FHLB provides access to billions of low-cost funding dollars to banks, credit unions, insurance companies and community development financial institutions in the United States. At December 31, 2024, the Company had an estimated maximum borrowing capacity of approximately $932.0 million. All borrowings must be collateralized and the amount available to borrow is based on the type of assets pledged. No amounts were borrowed as of December 31, 2024 and 2023. Additionally, the Company was required to purchase FHLB of Topeka stock and, at December 31, 2024 and 2023, owns $0.5 million and $0.5 million, respectively, of Class A stock which are currently not eligible for redemption.

Contingencies

The liabilities transferred and ceding commission received at the closing of the MassMutual transaction were subject to future adjustments. The adjustments were finalized in 2022 and were not significant to the overall financial statements.

In 2019, the Company sold, via indemnity reinsurance, substantially all of its individual life insurance and annuity business to Protective Life Insurance Company (Protective Life). In connection with that transaction, the Company provided standard indemnities to the buyer. In 2022, Protective Life made claims under those indemnities. During 2023, the Company established a provision of $42.5 million in other liabilities for the aggregate potential liability for the claims using available information.

Commitments

The Company and ELAINY have an agreement whereby the Company has committed to provide financial support to ELAINY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of ELAINY in order for ELAINY to maintain the capital and surplus at the greater of 1) $6 million, 2) 200% of ELAINY RBC minimum capital requirements if ELAINY total assets are less than $3 billion or 3) 175% of ELAINY RBC minimum capital requirements if ELAINY total assets are $3 billion or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2024 and 2023 for obligations under the guarantee.

Litigation

From time to time, the Company is subject to lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. The Company accrues a charge when management determines that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a loss

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Notes to Statutory Financial Statements
(In Thousands, Except Share Amounts)
is probable and reasonably estimable, the Company records an accrual based on the reasonably estimable loss or range of loss. The Company regularly evaluates current information available to it to determine whether an accrual should be established or adjusted. The ultimate outcome of legal proceedings involves judgments, estimates, and inherent uncertainties and cannot be predicted with certainty. Unfavorable outcomes in such matters may result in a material impact on the Company's financial position, results of operations, or cash flows.

The Company and certain of its subsidiaries are defendants in legal actions, including class actions, relating to the costs and features of their retirement and fund products and the conduct of their businesses. Management believes the claims are without merit and will continue to vigorously defend these actions. The Company is also involved in other various legal proceedings that arise in the ordinary course of its business.  In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

15. Reconciliation between Annual Statement and Audited Financial Statements

The following table summarizes the reconciling items between the Annual Statement filed with the Department and the audited statutory financial statements as of December 31, 2024.

	Annual Statement	Audited Statutory Financial Statements	Difference
Statutory Statement of Operations:
Net income	$497,863	$524,747	$26,884

Statutory Statement of Cash Flows:
Operating activities	$(1,635,818)	$(1,595,974)	$39,844
Investing activities	$(61,836)	$1,786,963	$1,848,799
Financing and miscellaneous activities	$1,199,883	$(688,760)	$(1,888,643)

The audited financial statements have included an adjustment to remove a non-cash transfer from the investing activities and the financing activities related to a stock transfer on a contribution of an affiliate to the Company.

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 2, 2025, the date on which they were issued.

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Supplemental Schedule of Selected Statutory Financial Data
As of and for the Year Ended December 31, 2024

Investment income earned:
U.S. Government bonds	$10,891
Other bonds (unaffiliated)	925,122
Bonds of affiliates	175
Preferred stocks (unaffiliated)	881
Preferred stocks of affiliates	2,072
Common stocks (unaffiliated)	31
Mortgage loans	202,986
Real estate	32,991
Contract loans	167,573
Cash, cash equivalents and short-term investments	57,784
Derivative instruments	36,311
Other invested assets	152,008
Aggregate write-ins for investment income	11,932
Gross investment income	$1,600,757

Real estate owned - Book value less encumbrances:	$52,363

Mortgage loans - Book value:
Commercial mortgages	$5,387,154

Mortgage loans by standing - Book value:
Good standing	$5,333,354
Good standing with restructured terms	36,161
Interest overdue more than 90 days, not in foreclosure	4,163
Foreclosure in process	13,476

Other long-term invested assets - Statement value:	$1,923,430

Contract loans	$3,536,463

Bonds and stocks of parents, subsidiaries and affiliates - Book value:
Bonds	$167
Common stocks	$1,933,146

Bonds and short-term investments by maturity and NAIC designation:
Bonds by maturity - Statement value:
Due within one year or less	$2,281,375
Over 1 year through 5 years	11,538,150
Over 5 years through 10 years	7,499,807
Over 10 years through 20 years	2,244,565
Over 20 years	1,425,300
Total by maturity	$24,989,197

(Continued)

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Supplemental Schedule of Selected Statutory Financial Data
As of and for the Year Ended December 31, 2024

Bonds and short-term investments by NAIC designation - Statement value:
NAIC 1	$12,944,700
NAIC 2	11,399,634
NAIC 3	520,763
NAIC 4	68,198
NAIC 5	34,012
NAIC 6	21,890
Total by NAIC designation	$24,989,197

Total bonds publicly traded	$13,513,467
Total bonds privately placed	$11,475,730

Preferred stocks - Statement value	$52,248
Common stocks - Market value	$1,933,756
Short-term investments - Book value	$15,373
Collar, swap and forward agreements open - Statement value	$326,337
Futures contracts open - Current value	$159

Cash on deposit	$149,304

Life insurance in-force:
Ordinary	$5,254
Group life	$—

Life insurance policies with disability provisions in-force:
Ordinary	$6
Group life	$13

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	$—
Income payable	$—
Ordinary - involving life contingencies:
Income payable	$—
Group - not involving life contingencies:
Amount on deposit	$—
Income payable	$—
Group - involving life contingencies:
Amount on deposit	$548
Income payable	$102

Annuities:
Ordinary:
Immediate - amount of income payable	$334
Deferred - fully paid account balance	$137
Deferred - not fully paid - account balance	$—

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Supplemental Schedule of Selected Statutory Financial Data
As of and for the Year Ended December 31, 2024

(Continued)
Group:
Certificates - amount of income payable	$63,593
Certificates - fully paid account balance	$26
Certificates - not fully paid account balance	$45,449,644

Accident and health insurance - equivalent premiums in-force:
Group	$—

Deposit funds and dividend accumulations
Deposit funds - account balance	$10,192,058
Deposit accumulations - account balance	$13,257

Claim payments:
Group accident and health:

2024	$1,876
2023	$—
2022	$—
2021	$4,009
2020	$9,856
Prior	$28,623

(Concluded)

ANNUAL STATEMENT FOR THE YEAR 2024 OF Empower Annuity Insurance Company of America

SUMMARY INVESTMENT SCHEDULE

Investment Categories	Gross Investment Holdings 1 Amount	Gross Investment Holdings 2 Percentage of Column 1 Line 13	Admitted Assets as Reported in the Annual Statement 3 Amount	4 Securities Lending Reinvested Collateral Amount	5 Total (Col. 3 + 4) Amount	6 Percentage of Column 5 Line 13
1. Long-Term Bonds (Schedule D, Part 1):						
1.01 U.S. governments	532,384,737	1.316	532,384,737	0	532,384,737	1.332
1.02 All other governments	157,907,696	0.390	157,907,696	0	157,907,696	0.395
1.03 U.S. states, territories and possessions, etc. guaranteed	225,926,258	0.558	225,926,258	0	225,926,258	0.565
1.04 U.S. political subdivisions of states, territories, and possessions, guaranteed	25,535,058	0.063	25,535,058	0	25,535,058	0.064
1.05 U.S. special revenue and special assessment obligations, etc. non-guaranteed	589,787,344	1.458	589,787,344	0	589,787,344	1.475
1.06 Industrial and miscellaneous	23,086,774,022	57.053	23,086,774,022	0	23,086,774,022	57.755
1.07 Hybrid securities	63,513,390	0.157	63,513,390	0	63,513,390	0.159
1.08 Parent, subsidiaries and affiliates	167,168	0.000	167,168	0	167,168	0.000
1.09 SVO identified funds	0	0.000	0	0	0	0.000
1.10 Unaffiliated bank loans	291,702,534	0.721	291,702,534	0	291,702,534	0.730
1.11 Unaffiliated certificates of deposit	0	0.000	0	0	0	0.000
1.12 Total long-term bonds	24,973,698,207	61.716	24,973,698,207	0	24,973,698,207	62.476
2. Preferred stocks (Schedule D, Part 2, Section 1):						
2.01 Industrial and miscellaneous (Unaffiliated)	52,247,966	0.129	52,247,966	0	52,247,966	0.131
2.02 Parent, subsidiaries and affiliates	0	0.000	0	0	0	0.000
2.03 Total preferred stocks	52,247,966	0.129	52,247,966	0	52,247,966	0.131
3. Common stocks (Schedule D, Part 2, Section 2):						
3.01 Industrial and miscellaneous Publicly traded (Unaffiliated)	30,010	0.000	30,010	0	30,010	0.000
3.02 Industrial and miscellaneous Other (Unaffiliated)	579,100	0.001	579,100	0	579,100	0.001
3.03 Parent, subsidiaries and affiliates Publicly traded	0	0.000	0	0	0	0.000
3.04 Parent, subsidiaries and affiliates Other	1,933,146,392	4.777	1,883,556,190	0	1,883,556,190	4.712
3.05 Mutual funds		0.000	0	0	0	0.000
3.06 Unit investment trusts		0.000	0	0	0	0.000
3.07 Closed-end funds		0.000	0	0	0	0.000
3.08 Exchange traded funds	0	0.000	0	0	0	0.000
3.09 Total common stocks	1,933,755,502	4.779	1,884,165,300	0	1,884,165,300	4.714
4. Mortgage loans (Schedule B):						
4.01 Farm mortgages	0	0.000	0	0	0	0.000
4.02 Residential mortgages	0	0.000	0	0	0	0.000
4.03 Commercial mortgages	5,426,765,315	13.411	5,426,765,315	0	5,426,765,315	13.576
4.04 Mezzanine real estate loans	0	0.000	0	0	0	0.000
4.05 Total valuation allowance	(39,611,208)	(0.098)	(39,611,208)	0	(39,611,208)	(0.099)
4.06 Total mortgage loans	5,387,154,107	13.313	5,387,154,107	0	5,387,154,107	13.477
5. Real estate (Schedule A):						
5.01 Properties occupied by company	28,222,808	0.070	28,222,808	0	28,222,808	0.071
5.02 Properties held for production of income	24,140,350	0.060	24,140,350	0	24,140,350	0.060
5.03 Properties held for sale	0	0.000	0	0	0	0.000
5.04 Total real estate	52,363,158	0.129	52,363,158	0	52,363,158	0.131
6. Cash, cash equivalents and short-term investments:						
6.01 Cash (Schedule E, Part 1)	149,303,725	0.369	149,303,725	0	149,303,725	0.374
6.02 Cash equivalents (Schedule E, Part 2)	986,202,542	2.437	986,202,543	134,685,198	1,120,887,741	2.804
6.03 Short-term investments (Schedule DA)	15,373,493	0.038	15,373,493	0	15,373,493	0.038
6.04 Total cash, cash equivalents and short-term investments	1,150,879,760	2.844	1,150,879,761	134,685,198	1,285,564,959	3.216
7. Contract loans	3,536,462,728	8.739	3,536,462,728	0	3,536,462,728	8.847
8. Derivatives (Schedule DB)	330,062,265	0.816	330,062,265	0	330,062,265	0.826
9. Other invested assets (Schedule BA)	2,900,161,664	7.167	2,457,643,934	0	2,457,643,934	6.148
10. Receivables for securities	14,085,456	0.035	14,085,456	0	14,085,456	0.035
11. Securities Lending (Schedule DL, Part 1)	134,685,198	0.333	134,685,198	XXX	XXX	XXX
12. Other invested assets (Page 2, Line 11)	0	0.000	0	0	0	0.000
13. Total invested assets	40,465,556,011	100.000	39,973,448,080	134,685,198	39,973,448,080	100.000

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2024
(To Be Filed by April 1)

Of The Empower Annuity Insurance Company of America

ADDRESS (City, State and Zip Code) Greenwood Village , CO 80111

NAIC Group Code 0769 NAIC Company Code 68322 Federal Employer's Identification Number (FEIN) 84-0467907

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on Page 2 of this annual statement. $ 47,537,238,708

2. Ten largest exposures to a single issuer/borrower/investment.

	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	FIRST AMERICAN FUNDS	MONEY MARKET FUND	$ 355,036,285	0.7 %
2.02	CABOT	MORTGAGE	$ 331,285,936	0.7 %
2.03	ROSE	MORTGAGE	$ 308,863,990	0.6 %
2.04	THE IRVINE COMPANY	MORTGAGE	$ 263,215,762	0.6 %
2.05	HIGH STREET	MORTGAGE	$ 249,492,149	0.5 %
2.06	GOLDMAN SACHS	MONEY MARKET FUND	$ 187,463,717	0.4 %
2.07	MORGAN STANLEY FUNDS	MONEY MARKET FUND	$ 187,463,717	0.4 %
2.08	LION INDUSTRIAL TRUST	MORTGAGE	$ 166,068,864	0.3 %
2.09	WELLS FARGO BANK NA	COUNTERPARTY	$ 152,240,336	0.3 %
2.10	MOLASKY COMPANIES	MORTGAGE	$ 142,983,979	0.3 %

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC 1	$ 12,944,699,781	27.2 %	3.07	NAIC 1	$ 49,747,966	0.1 %
3.02	NAIC 2	$ 11,399,635,079	24.0 %	3.08	NAIC 2	$ 0	0.0 %
3.03	NAIC 3	$ 520,763,379	1.1 %	3.09	NAIC 3	$ 0	0.0 %
3.04	NAIC 4	$ 68,197,673	0.1 %	3.10	NAIC 4	$ 0	0.0 %
3.05	NAIC 5	$ 34,011,789	0.1 %	3.11	NAIC 5	$ 2,500,000	0.0 %
3.06	NAIC 6	$ 21,889,775	0.0 %	3.12	NAIC 6	$ 0	0.0 %

4. Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$ 4,830,285,970	10.2 %
4.03	Foreign-currency-denominated investments	$ 2,257,989,034	4.7 %
4.04	Insurance liabilities denominated in that same foreign currency	$ 0	0.0 %

SUPPLEMENT FOR THE YEAR 2024 OF

5. Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC-1	$ 4,583,160,389	9.6 %
5.02	Countries designated NAIC-2	$ 202,067,075	0.4 %
5.03	Countries designated NAIC-3 or below	$ 45,058,506	0.1 %

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:		
6.01	Country 1: United Kingdom	$ 1,730,384,695	3.6 %
6.02	Country 2: Netherlands	$ 556,997,039	1.2 %
	Countries designated NAIC - 2:		
6.03	Country 1: Mexico	$ 84,078,366	0.2 %
6.04	Country 2: Indonesia	$ 36,772,556	0.1 %
	Countries designated NAIC - 3 or below:		
6.05	Country 1: Global	$ 17,511,363	0.0 %
6.06	Country 2: Faroe Islands	$ 10,088,225	0.0 %

		1	2
7.	Aggregate unhedged foreign currency exposure	$	0.0 %

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

		1	2
8.01	Countries designated NAIC-1	$	0.0 %
8.02	Countries designated NAIC-2	$	0.0 %
8.03	Countries designated NAIC-3 or below	$	0.0 %

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:		
9.01	Country 1:	$	0.0 %
9.02	Country 2:	$	0.0 %
	Countries designated NAIC - 2:		
9.03	Country 1:	$	0.0 %
9.04	Country 2:	$	0.0 %
	Countries designated NAIC - 3 or below:		
9.05	Country 1:	$	0.0 %
9.06	Country 2:	$	0.0 %

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1 Issuer	2 NAIC Designation	3	4
10.01	SHV NEDERLAND BV	BOND	$ 122,856,218	0.3 %
10.02	SIEMENS FINANCIERINGSMAT NV	BOND	$ 101,337,342	0.2 %
10.03	SUMITOMO MITSUI FINANCIAL GRP	BOND	$ 78,454,383	0.2 %
10.04	ANGLO AMERICAN CAPITAL PLC	BOND	$ 61,121,919	0.1 %
10.05	SCHLUMBERGER INVESTMENT SA	BOND	$ 60,169,085	0.1 %
10.06	ANHEUSER BUSCH INBEV SA/NV	BOND	$ 58,823,371	0.1 %
10.07	VODAFONE GROUP PLC	BOND	$ 52,882,680	0.1 %
10.08	PORTERBROOK RAIL FINANCE LTD	BOND	$ 49,612,766	0.1 %
10.09	STERIS PLC	BOND	$ 47,518,104	0.1 %
10.10	WOODSIDE FINANCE LTD	BOND	$ 47,158,756	0.1 %

SUPPLEMENT FOR THE YEAR 2024 OF

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments	$	0.0 %
11.03	Canadian-currency-denominated investments	$	0.0 %
11.04	Canadian-denominated insurance liabilities	$	0.0 %
11.05	Unhedged Canadian currency exposure	$	0.0 %

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$	0.0 %
	Largest three investments with contractual sales restrictions:		
12.03		$	0.0 %
12.04		$	0.0 %
12.05		$	0.0 %

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1 Issuer	2	3
13.02	EMPOWER ANNUITY INSURANCE COMPANY	$ 1,450,206,015	3.1 %
13.03	EMPOWER SERVICES HOLDINGS US, LLC	$ 913,729,401	1.9 %
13.04	EMPOWER SECURITIES HOLDINGS LLC	$ 534,181,141	1.1 %
13.05	EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK	$ 417,679,228	0.9 %
13.06	FIRST AMERICAN FUNDS	$ 355,036,285	0.7 %
13.07	GOLDMAN SACHS	$ 187,463,717	0.4 %
13.08	MORGAN STANLEY FUNDS	$ 187,463,717	0.4 %
13.09	CPS MANAGERS FUND (KKR)	$ 125,882,480	0.3 %
13.10	NORTHLEAF INFRASTR III LP	$ 65,031,387	0.1 %
13.11	PEG CO-INVESTMENT FUND I	$ 61,161,002	0.1 %

SUPPLEMENT FOR THE YEAR 2024 OF

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$	0.0 %
	Largest three investments held in nonaffiliated, privately placed equities:		
14.03		$	0.0 %
14.04		$	0.0 %
14.05		$	0.0 %

Ten largest fund managers:

	1 Fund Manager	2 Total Invested	3 Diversified	4 Nondiversified
14.06	FIRST AMERICAN FUNDS	$ 355,036,285	$ 355,036,285	$
14.07	BLACKROCK LIQ FUNDS T	$ 216,693,164	$ 216,693,164	$
14.08	GOLDMAN SACHS	$ 187,463,717	$ 187,463,717	$
14.09	MORGAN STANLEY FUNDS	$ 187,463,717	$ 187,463,717	$
14.10	DREYFUS GOVERNMENT CASH MGMT	$ 39,419,865	$ 39,419,865	$
14.11	EMPOWER FUNDS INC	$ 30,010	$ 30,010	$
14.12		$ 0	$	$
14.13		$ 0	$	$
14.14		$ 0	$	$
14.15		$ 0	$	$

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$	0.0 %
	Largest three investments in general partnership interests:		
15.03		$	0.0 %
15.04		$	0.0 %
15.05		$	0.0 %

SUPPLEMENT FOR THE YEAR 2024 OF

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3
16.02	Commercial	$ 331,285,936	0.7 %
16.03	Commercial	$ 308,863,990	0.6 %
16.04	Commercial	$ 263,215,762	0.6 %
16.05	Commercial	$ 249,492,149	0.5 %
16.06	Commercial	$ 166,068,864	0.3 %
16.07	Commercial	$ 142,983,979	0.3 %
16.08	Commercial	$ 132,702,041	0.3 %
16.09	Commercial	$ 122,132,149	0.3 %
16.10	Commercial	$ 114,685,067	0.2 %
16.11	Commercial	$ 110,183,855	0.2 %

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

		Loans	
16.12	Construction loans	$ 0	0.0 %
16.13	Mortgage loans over 90 days past due	$ 4,163,382	0.0 %
16.14	Mortgage loans in the process of foreclosure	$ 14,797,198	0.0 %
16.15	Mortgage loans foreclosed	$ 0	0.0 %
16.16	Restructured mortgage loans	$ 36,418,717	0.1 %

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural	
Loan to Value	1	2	3	4	5	6
17.01 above 95%	$	0.0 %	$ 0	0.0 %	$	0.0 %
17.02 91 to 95%	$	0.0 %	$ 0	0.0 %	$	0.0 %
17.03 81 to 90%	$	0.0 %	$ 0	0.0 %	$	0.0 %
17.04 71 to 80%	$	0.0 %	$ 0	0.0 %	$	0.0 %
17.05 below 70%	$	0.0 %	$ 5,387,154,110	11.3 %	$	0.0 %

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

	Description 1	2	3
18.02		$	0.0 %
18.03		$	0.0 %
18.04		$	0.0 %
18.05		$	0.0 %
18.06		$	0.0 %

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$	0.0 %
	Largest three investments held in mezzanine real estate loans:		
19.03		$	0.0 %
19.04		$	0.0 %
19.05		$	0.0 %

SUPPLEMENT FOR THE YEAR 2024 OF

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

	At Year End 1	At Year End 2	At End of Each Quarter 1st Quarter 3	2nd Quarter 4	3rd Quarter 5
20.01 Securities lending agreements (do not include assets held as collateral for such transactions)	$ 158,668,150	0.3 %	$ 305,699,484	$ 245,030,610	$ 145,129,968
20.02 Repurchase agreements	$	0.0 %	$	$	$
20.03 Reverse repurchase agreements	$	0.0 %	$	$	$
20.04 Dollar repurchase agreements	$	0.0 %	$	$	$
20.05 Dollar reverse repurchase agreements	$	0.0 %	$	$	$

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned 1	Owned 2	Written 3	Written 4
21.01 Hedging	$	0.0 %	$	0.0 %
21.02 Income generation	$	0.0 %	$	0.0 %
21.03 Other	$	0.0 %	$	0.0 %

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

	At Year End 1	At Year End 2	At End of Each Quarter 1st Quarter 3	2nd Quarter 4	3rd Quarter 5
22.01 Hedging	$ 33,655,807	0.1 %	$ 37,556,282	$ 36,275,384	$ 34,923,222
22.02 Income generation	$ 0	0.0 %	$ 0	$ 0	$ 0
22.03 Replications	$ 0	0.0 %	$ 0	$ 0	$ 0
22.04 Other	$ 162,740	0.0 %	$ 140,518	$ 131,160	$ 141,758

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

	At Year End 1	At Year End 2	At End of Each Quarter 1st Quarter 3	2nd Quarter 4	3rd Quarter 5
23.01 Hedging	$ 0	0.0 %	$ 0	$ 0	$ 0
23.02 Income generation	$	0.0 %	$	$	$
23.03 Replications	$	0.0 %	$	$	$
23.04 Other	$	0.0 %	$	$	$

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA
Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features
As of and for the Year Ended December 31, 2024
Supplemental Schedule of the Annual Audit Report
Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.Assumption reinsurance
b.Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles ("GAAP"). As such, the Company has not ceded any risk during the periods ended December 31, 2024 and 2023 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

PART C
OTHER INFORMATION
Item 27. Exhibits

(a)
Board of Directors Resolutions. Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registration Statement on Form N-4 filed on April 25, 2002 (File No. 2-89550).

(b)	Custodial Agreements. Not Applicable.

(c)
Underwriting Contracts. Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Registration Statement on Form N-4 filed on May 1, 1997 (File No. 2–89550).

(d)
Contracts.
(1)Form of each Variable Annuity Contract and Riders are incorporated by reference to Registrant’s Post- Effective Amendment No. 30 to Registration Statement on Form N-4 filed on October 30, 2000 (File No. 2- 89550).
(2)Form of Group Annuity Contract Amend 07 Amendment Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to Registration Statement on Form N-4 filed on October 31, 2008 (File No. 2-89550).

(e)	Applications. Forms of Application are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Registration Statement on Form N-4 filed on October 30, 2000 (File No. 2-89550).

(f)
Depositor’s Certificate of Incorporation and By-Laws.
(1)Amended and Restated Articles of Incorporation of the Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 54 to Registration Statement on Form N-4, filed on April 17, 2015 (File No. 2-89550).
(2)Amended and Restated By-laws of the Registrant effective July 29, 2020 are incorporated by reference to the Registrant's Post-Effective Amendment No. 65 to Registration Statement on Form N-4, filed on April 18, 2024 (file No. 2-89550).

(g)	Reinsurance Contracts. Not Applicable.

(h)
Participation Agreements
(1)Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post- Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
(2)Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post- Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
(3)Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(4)Amendment to Fund Participation Agreement with American Funds Insurance Series dated September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(5)Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28, 2013, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(6)Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(7)Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. is incorporated by reference to Post- Effective Amendment No. 21 to Registration Statement on Form N-4 filed April 16, 2010 (File No. 333-52956).
(8)Amendment to the Fund Participation Agreement with Columbia Funds, Columbia Management Investment Advisers, LLC and Columbia Management Distributors, Inc., dated April 13, 2015, is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to Registration Statement on Form N-4 filed on April 21, 2016 (File No. 2-89550).
(9)Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post- Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).

(h)
(10)Participation Agreement with Federated Insurance Series dated October 26, 1996, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811- 07549).
(11)Amendment to Participation Agreement with Federated Insurance Series dated February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).
(12)Participation Agreement, dated October 26, 2006, with Variable Insurance Products Fund I, II, III and IV and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement Form N-6 filed on April 30, 2007 (File No. 333-70963).
(13)Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2000, is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333- 147743).
(14)Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2006, is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(15)Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2008, is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(16)Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated May 1, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-203262), filed with the Commission on June 24, 2015.
(17)Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust dated December 5, 2014 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-203262), filed with the Commission on June 24, 2015.
(18)Fund Participation Agreement between Registrant and Great-West Funds, Inc. (now known as Empower Funds, Inc.) dated December 15, 2011 is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 7, 2015 (File No. 333-203628).
(19)Amendment to Fund Participation Agreement between Registrant and Great-West Funds, Inc. (now known as Empower Funds, Inc.) dated July 8, 2015 is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 7, 2015 (File No. 333-203628).
(20)Amendment to Participation Agreement among Registrant, First Great-West (formerly known as Great-West of New York, now known as Empower Life & Annuity Insurance Company of New York), Royce Capital Fund, and Royce and Associates, LLC dated May 1, 2009 is incorporated by reference to Post-Effective Amendment No. 21 on form N-6 filed on April 16, 2010 (File No. 333-70963).
(21)Amendment to Participation Agreement among Great-West, First Great-West (formerly known as Great-West of New York, now known as Empower Life & Annuity Insurance Company of New York), Royce Capital Fund, and Royce and Associates, LLC dated September 18, 2013 is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(22)Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
(23)Fund Participation Agreement dated December 27, 1999, with Legg Mason Wood Walker, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form N-4 registration statement filed on April 17, 2015 (File No. 2-89550).
(24)First Amendment to Fund Participation Agreement dated July 27, 2012, with Legg Mason Investor Services, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form N-4 registration statement filed on April 17, 2015 (File No. 2-89550).
(25)Second Amendment to Fund Participation Agreement dated April 20, 2015, with Legg Mason Investor Services, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form N-4 registration statement filed on April 17, 2015 (File No. 2-89550).
(26)Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to Registration Statement on Form N-4 filed on April 30, 2010 (File No. 2-89550).
(27)Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).

(h)
(28)Participation Agreement with PIMCO Variable Insurance Trust dated September 18, 2002, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(29)Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).
(30)Amendment to Participation Agreement with PIMCO dated April 2005 is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).
(31)Amendment to Participation Agreement with PIMCO dated October 31, 2011 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, filed December 19, 2011 (File No. 333-176926).
(32)Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 to Registration Statement on Form N-4 filed on April 18, 2013 (File No. 2-89550).
(33)Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
(34)Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly STI Classic Funds), RidgeWorth Capital Management, Inc., and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
(35)Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on Form N-6 on April 30, 2007 (File No. 333-70963).
(36)Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Registration Statement on Form N-4 filed on April 30, 2007 (File No. 2-89550).

(i)	Administrative Contracts. Not Applicable.

(j)	Other Material Contracts. Not Applicable.

(k)	Consent and Opinion of Mike Knowles, Vice President and Assistant General Counsel, as to the legality of the securities being registered. Filed herewith.

(l)	Other Opinions (1)Written Consent of Carlton Fields, P.A. is filed herewith. (2)Written Consents of Deloitte & Touche LLP are filed herewith.

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus. Not Applicable.

(p)	Powers of Attorney for the officers and directors listed in the Signatures section of this registration statement filing. Filed herewith.
Item 28. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(3)	Director, Chairman of the Board
E.F. Murphy III	(2)	Director, President & Chief Executive Officer
R. Bienfait	(3)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(3)	Director
P.G. Desmarais III	(3)	Director
G.A. Doer	(1)	Director

Name	Principal Business Address	Positions and Offices with Depositor
G.J. Fleming	(2)	Director
C. Généreux	(3)	Director
J.P. Lawrence	(2)	Director
A. Louvel	(2)	Director
P.B. Madoff	(2)	Director
P.A. Mahon	(1)	Director
J.P. O’Sullivan	(2)	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	(2)	Director
D. Shah	(2)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
R.H. Linton, Jr.	(2)	President & Chief Operating Officer
C. E. Waddell	(2)	President, Empower Personal Wealth
J.F. Bevacqua	(2)	Executive Vice President & Chief Risk Officer
C. Birk	(2)	Chief Investment Officer, Empower Personal Wealth
J.E. Brown	(2)	Executive Vice President, US Chief Investment Officer & Lead Portfolio Manager
C. Dugan	(2)	Chief Actuary
C. Kline	(2)	Executive Vice President & Chief Information Officer
D.G. McLeod	(2)	Executive Vice President & Chief Business Development Officer
C. Moritz	(2)	Executive Vice President & Chief Financial Officer
K. Noble	(2)	Executive Vice President, General Counsel & Chief Legal Officer
S. Sanchez	(2)	Executive Vice President & Chief Human Resources Officer
K. Stoner	(2)	Chief Compliance Officer, Registered Separate Accounts
T. Wilson	(2)	Executive Vice President & Chief Product Officer
K. Roe	(2)	Senior Vice President & Corporate Controller
W. Burton	(2)	Senior Vice President, Information Technology Application Engineering
J. Fedora	(2)	Senior Vice President, Participant Services
W. Jeffries	(2)	Senior Vice President, Operations
S.E. Jenks	(2)	Executive Vice President, Marketing
D.A. Morrison	(2)	Executive Vice President, Government & Taft Hartley Markets
T. Rosenbaum	(2)	Senior Vice President, Information Systems OCIO
J.M. Smolen	(2)	Executive Vice President, Core & Institutional Markets

Name	Principal Business Address	Positions and Offices with Depositor
R. Logsdon	(2)	Vice President, Deputy General Counsel & Corporate Secretary
H. Dalessio	(2)	Chief Growth Officer
J. Klaff	(2)	Head of Personal Wealth Marketing
K. Munro	(2)	Senior Vice President, National Sales, Core Markets
R. Tamblyn	(2)	Head of Product Wealth Management
J.D. Kreider	(2)	Executive Vice President & Head of Empower Investments
J. Bartosik	(2)	Senior Vice President, Retirement Solutions Group
M. Bell	(2)	Head of Personal Wealth Technology
B.T. Blacker	(2)	Head of Global Conference Planning & Travel
H. Breton	(2)	Senior Vice President, Transformation & Plan Services
C. Craig	(2)	Executive Vice President, Empower Large Mega NFP Markets
K. Ferguson	(2)	Senior Vice President, Total Rewards & Human Resources Operations
S. Franklin	(2)	Senior Vice President, Head of Relationship Management, LMN
D. Gray	(2)	Executive Vice President, Enterprise Solutions
R. Hobby	(2)	Executive Vice President, Personal Wealth Distribution & Advisory
M. Hooker	(2)	Senior Vice President, Empower Experience
L. Miller	(2)	Senior Vice President, General Counsel, Workplace Solutions & Personal Wealth
D. Soderquist	(2)	Vice President, Relationship Management Core
S. Stillman	(2)	Senior Vice President, Empower Personal Wealth Operations
D. Peterson	(2)	Chief Information Security Officer
KC Waldron	(2)	Chief Compliance Officer
J. Boschen	(2)	Senior Vice President, Client Services
K. Lemire	(2)	Head of General Services

(1)100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant
(as of December 31, 2024)
The Registrant is a separate account of Empower Annuity Insurance Company of America, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.
Organizational Chart – December 31, 2024

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
    99.999% - Pansolo Holding Inc.

            52.0922% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2024, 589,948,328, Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 54,860,866 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 1,138,556,988.

Pansolo Holding Inc. owns directly and indirectly 45,944,592 SVS and 54,715,456 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 593,099,152 or 52.0922% of the total voting rights attached to the shares of PCC.

II.    OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a voting interest in the following entities:

A.    Empower Annuity Insurance Company of America Group of Companies (U.S. insurance)

Power Corporation of Canada
    100.0% - Power Financial Corporation
    68.174% - Great-West Lifeco Inc.
    100.0% - Great-West Financial (Nova Scotia) Co.
    100.0% - Great-West Lifeco U.S. LLC
        100.0% - Great-West Services Singapore I Private Limited
            100.0% - Great-West Services Singapore II Private Limited
                99.0% - Empower Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
            1.0% - Empower Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
         99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
        100.0% - Great-West Lifeco U.S. Holdings, LLC
            1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
        100.0% - Empower Enterprise Philippines, Inc.
        100.0% - EPR, LLC

        100.0% - Empower Holdings, LLC
             100.0% - Empower Annuity Insurance Company of America (Fed ID # 84-0467907 - NAIC # 68322, CO)
                100.0% - Empower Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
                100.0% - Empower Financial Services, Inc.
                100.0% - Great-West Life & Annuity Insurance Company of South Carolina (Fed ID #20-3387742 – NAIC # 12510, SC)
                100.0% - Lottery Receivable Company One LLC
                100.0% - Empower Stock Plan Services, LLC
                100.0% - Empower Insurance Agency, LLC
                100.0% - Empower Annuity Insurance Company
                    100.0% - Empower Securities Holdings II, Inc.
                     99.0% - Comosa Reit, L.P.
                    100.0% - Comosa GP, LLC
                        1.0% - Comosa Reit, L.P.
                100.0% - TBG Insurance Services Corporation
                    100.0% MC Insurance Agency Services, LLC
                        50.0% - Mullin TBG Insurance Agency Services, LLC (50.0% owned by TBG Insurance Services Corporation)
                     50.0% - Mullin TBG Insurance Agency Services, LLC (50.0% owned by MC Insurance Agency Services, LLC)
                100.0% - Empower Personal Wealth, LLC
                    100.0% - Personal Capital Services Corporation
         99.99% - CL US Property Feeder II LP (0.01% owned by GWLRA GP LLC)
        100.0% - Empower Securities Holdings, LLC
        100.0% - Empower Services Holdings US, LLC
                    100.0% - Empower Capital Management, LLC
                    100.0% - Empower Trust Company, LLC
                    100.0% - Empower Advisory Group, LLC
                    100.0% - Empower Retirement, LLC
                        100.0% - Empower Retirement Puerto Rico, LLC
                    100.0% - PAFI, LLC
                        100.0% PAFL, LLC
                        100.0% - PanAgora Holdings, Inc.
                            100.0% - PanAgora Asset Management, Inc.
                                100.0% - PanAgora Asset Management GP, LLC
                                    96.79% PanAgora Healthcare Long-Short Fund, LP

B.    The Canada Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
    100.0% - Power Financial Corporation
    68.174% - Great-West Lifeco Inc.
        14.03% - Sagard Holdings Management Inc. (12.74% equity)
        19.80% - Power Sustainable Manager Inc.
            100.0% - Power Sustainable Lios Inc.
            100.0% - Power Sustainable Manager US, Inc.
                100.0% - Power Sustainable Infrastructure Credit, LLC
            100.0% - Power Sustainable Energy Infrastructure Inc.
    100.0% - Great-West Lifeco LRCN Trust
    100.0% - Great-West Lifeco U.S. LLC
        100.0% - Great-West Lifeco US Finance 2019 I, LLC
        100.0% - Great-West Lifeco US Finance 2019 II, LLC
        100.0% - Great-West Lifeco Finance 2019, LLC
        100.0% - Great-West Lifeco Finance 2019 II, LLC
        100.0% - GW Lifeco U.S. Finance 2020, LLC
        100.0% - Empower Finance 2020, LLC

         1.0% - Great-West Lifeco U.S. Finance 2020, LP (99.0% owned by Great-West Lifeco Inc.)
         1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
         1.0% - Empower Finance 2020, LP (99.0% owned by Great-West Lifeco Inc.)
     99.0% - Great-West Lifeco U.S. Finance 2020, LP (1.0% owned by Great-West Lifeco U.S. LLC)
        100.0% - GW Lifeco US Finance 2020 5 Year, LLC
     99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
        100.0% - Great-West Lifeco Finance 2018, LLC
        100.0% - Great-West Lifeco Finance 2018 II, LLC
     99.0% - Empower Finance 2020, LP (1.0% owned by Great-West Lifeco U.S. LLC)
        100.0% - Empower Finance 2020 A, LLC
        100.0% - Empower Finance 2020 B, LLC
        100.0% - Empower Finance 2020 C, LLC
     99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
         40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Canada Life Assurance Company)
        100.0% - Great-West Lifeco Finance 2017, LLC
         99.0% - Great-West Lifeco U.S. Finance 2019, LP (1% owned by 2142540 Ontario Inc.)
            100.0% - Great-West Lifeco U.S. Finance 2019, LLC
    100.0% - 2142540 Ontario Inc.
        1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
        1.0% - Great-West Lifeco US Finance 2019, LP (99% owned by Great-West Lifeco Inc.)
    100.0% - Empower Finance UK 2021 Limited
        100.0% - Empower Finance Swiss 2021 GmbH
     18.5% - Portag3 Ventures LP
     29.3% - Springboard II LP
     33.3% - Portag3 Ventures II Affiliates LP
        33.3% - Portag3 Ventures II LP
        33.3% - Portag3 Ventures II International Investments Inc.
    100.0% - 14653998 Canada Inc.
    100.0% - 15422922 Canada Inc.
    100.0% - 6109756 Canada Inc.
    100.0% - 6922023 Canada Inc.
     20.0% - 11249185 Canada Inc.
     20.0% - Armstrong LP (80.0% owned by 11249185 Canada Inc.)
        49.9% - Northleaf Capital Group Ltd.
            100.0% - Northleaf Capital Partners Ltd.
                100.0% - Northleaf PPP GP Ltd.
                100.0% - Northleaf Secondary Partners III GP Ltd.
                 49.0% - Northleaf NCO (US) GP Ltd.
                100.0% - Northleaf Capital Partners US GP LLC
                 49.0% - NICP IV GP Ltd.
                100.0% - Northleaf Geothermal Holdings (Canada) GP Ltd.
                 49.0% - Northleaf Venture Catalyst Fund III GP Ltd.
                 49.0% - Northleaf Private Credit III GP Ltd.
                 49.0% - NSPC-L Holdings II GP Ltd.
                 49.0% - Northleaf Private Equity VIII GP Ltd.
                100.0% - Northleaf Crescendo Holdings GP LLC
                100.0% - Northleaf Small Cell GP Ltd.
                100.0% - NCP Terminals GP Ltd.
                100.0% - Northleaf NICP III GP LLC
                100.0% - Northleaf Music Copyright Ventures GP Ltd.
                 49.0% - NEIF GP Ltd.
                100.0% - Northleaf Strategic Capital GP Ltd.
                 49.0% - Northleaf Global Private Equity GP Ltd.
                100.0% - NICP I NWP US GP LLC
                100.0% - NCP NWP US GP Ltd.
                 49.0% - Northleaf NICP III GP Ltd.
                100.0% - NCP US Terminals GP LLC
                 49.0% - NPCO GP Ltd.
                 49.0% - Northleaf LPF Private Credit Holdings GP Ltd.

                 49.0% - NPC II Holdings GP Ltd.
                100.0% - NCP Canadian Breaks GP LLC
                100.0% - Northleaf Vault Holdings GP Ltd.
                100.0% - NSPC-L GPC Ltd.
                100.0% - NCP CSV Holdings GP Ltd.
                100.0% - Northleaf Capital Advisors Ltd.
                100.0% - Northleaf Trustees Limited
                100.0% - Northleaf PE GP Ltd.
                 49.0% - Northleaf Growth Fund GP Ltd.
                100.0% - Northleaf Capital Partners (Canada) Ltd.
                    100.0% - Northleaf Class C Sub Holdings Ltd.
                    100.0% - Northleaf Capital Partners Japan KK
                    100.0% - Northleaf SH288 GP Ltd.
                    100.0% - Northleaf Capital Partners (Australia) Pty Ltd.
                    100.0% - Northleaf Capital Partners (UK) Limited
                     49.0% - Northleaf NICP II GP Ltd.
                    100.0% - Northleaf Class C Holdings GP Ltd.
                    100.0% - Northleaf Capital Partners (USA) Inc.
                100.0% - Annex Fund GP Ltd.
                100.0% - Northleaf Capital Partners GP Ltd.
                    100.0% - SW Holdings GP Ltd.
                100.0% - NICP IV GP LLC
                 49.0% - Northleaf Global Private Equity Holdings GP Ltd.
                100.0% - NPC III RN (Canada) GP Ltd.
                100.0% - Northleaf NICP III Canadian Class C Holdings Ltd.
                100.0% - Northleaf Millennium Holdings (US) GP Ltd.
                100.0% - Northleaf Millennium Holdings (Canada) GP Ltd.
                 49.0% - Northleaf Secondary Partners IV GP Ltd.
                 49.0% - Northleaf Star Holdings GP Ltd.
                100.0% - Northleaf Star GPC Ltd.
                 49.0% - Northleaf Private Credit GP Ltd.
                100.0% - NPC GPC Ltd.
                100.0% - Northleaf Lal Lal Holdings GP Ltd.
                    100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
                100.0% - NPC II GPC Ltd.
                100.0% - NSPC GPC Ltd.
                 49.0% - NSPC GP Ltd.
                 49.0% - NSPC-L GP Ltd.
                 49.0% - NSPC-L Holdings GP Ltd.
                 49.0% - NPC I Holdings GP Ltd.
                 49.0% - Northleaf Private Credit II GP Ltd.
                 49.0% - Northleaf NCO GP Ltd.
                100.0% - NSPC International GP Ltd.
                100.0% - NSPC-L International GP Ltd.
                    63.17% - Northleaf Capital Holdings Ltd.
                100.0% - Northleaf PE Holdings GP Ltd.
                100.0% - Northleaf Capital Partners GP II Ltd.
                    49.0% - Northleaf NICP II Holdings GP Ltd.
    100.0% - The Canada Life Assurance Company (NAIC #80659, MI)
        99.9999% - CLUS CDN-LP (0.0001% owned by 4362014 Nova Scotia Company)
            100.0% - Great-West US RE Holdings, Inc.
                100.0% - CL Burlingame, LLC
                100.0% - CL 25 North LLC
                    10.0% - 25 North Investors, LLC
                        100.0% - 25 North Investors SPE1, LLC
                        100.0% - 25 North Investors SPE3, LLC
                        100.0% - 25 North Investors SPE4-9, LLC
                100.0% - Great-West US RE Acquisition, LLC
                100.0% - EW GP Fund I LLC
                    100.0% - CL EVOX LLC

                        10.0% - EVOX Holdings LLC
                            100.0% - EVOX Holdings II LLC
                                100.0% - EVOX NJ Edison 65 LLC
                            100.0% - EVOX TRS LLC
                            100.0% - EVOX TN Smyrna 2699 LLC
                            100.0% - EVOX TX Sugar Land 12510 LLC
                            100.0% - EVOX OR Hillsboro 3550 LLC
                            100.0% - EVOX CA Oceanside 4665 LLC
                            100.0% - EVOX CA Fremont 43990 LLC
                            100.0% - EVOX AZ Chandler 800 LLC
                            100.0% - EVOX AZ Chandler Airpark LLC
                            100.0% - EVOX CO Centennial LLC
                100.0% - EW GP Fund II LLC
                100.0% - EW GP Fund I Managing Member LLC
         99.99% - CL US Property Feeder I LP (0.01% owned by GWLRA GP LLC)
         41.2% - GWL THL Private Equity I Inc. (58.8% owned by The Canada Life Insurance Company of Canada)
            100.0% - GWL THL Private Equity II Inc.
            23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)
                100.0% - Great-West Investors LLC
                    100.0% - Great-West Investors LP Inc.
                        99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
                            100.0% - T.H. Lee Interests
                    100.0% - Great-West Investors GP Inc.
                        1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
                            100.0% - T.H. Lee Interests
         77.0% - CDN US Direct RE Holdings Ltd. (23% owned by The Canada Life Insurance Company of Canada)
            100.0% - Great-West US Direct Residential Holdings Inc.
                100.0% - GWL Direct 425 Trade LLC
                100.0% - GWL Direct 4471 + 4433 42nd LLC
                100.0% - GWL Direct 32 Cambridge LLC
            100.0% - Great-West US Direct RE Holdings Inc.
                100.0% - GWL Direct 650 Almanor LLC
                100.0% - GWL Direct 345 Cessna LLC
                100.0% - GWL Direct 1925 Grove LLC
                100.0% - CL GFP LLC
                    10.0% - GFP CL Holdings LLC
                        100.0% - GFP CL Maspeth 55-30, LLC
                100.0% - GWL Direct 1 Bulfinch Place LLC
                100.0% - Great-West US Direct RE Acquisition LLC
                100.0% - GWL Direct 851 SW 34th LLC
                100.0% - GWL Direct 12100 Rivera LLC
                100.0% - GWL Direct 3209 Lionshead LLC
                100.0% - GWL Direct 18701-18901 38th LLC
                100.0% - GWL Direct 12900 Airport LLC
                100.0% - GWL Direct 25200 Commercentre LLC
                100.0% - GWL Direct 351-353 Maple LLC
                100.0% - GWL Direct 260 Ace-5725 Amelia LLC
                100.0% - GWL Direct 9485 Hwy 42 LLC
                100.0% - GWL Direct Moonachie LLC
                100.0% - GWL Direct 4785 Fulton LLC
                100.0% - GWL Direct 7410 + 7419 Roosevelt LLC
                100.0% - GWL Direct 11077 Rush LLC
                 96.0% - CL ACP Nassau, LLC
                    100.0% - EW Direct 1Nassau LLC
        100.0% - GWL Realty Advisors Inc.
100.0% - RAUS GP Holdings Inc.

                100.0% - GWL U.S. Property Fund LP LLC
                100.0% - GWLRA GP LLC
                    100.0% - GWL Plus GP LLC
                    100.0% - GWL Plus II GP LLC
                    100.0% - GWL GP LLC
                    100.0% - GWL REI GP LLC
                    100.0% - GWL RES GP LLC
                     0.01% - CL US Property Feeder I LP (99.99% owned by The Canada Life Assurance Company)
                     0.01% - CL US Property Feeder II LP (99.99% owned by Empower Annuity Insurance Company of America)
            100.0% - RA Real Estate Inc.
                0.1% - RMA Real Estate LP (99.9% owned by The Canada Life Assurance Company)
                    100% - RMA Properties Ltd.
                    100% - RMA Properties (Riverside) Ltd.
            100.0% - GWLRA Residential Value Fund I (Employee Feeder) GP Inc.
                1.0% - GWLRA Residential Value Fund I (Employee Feeder) LP (99.0% owned by GWL Realty Advisors Inc.)
            100.0% - GWLRA Residential Value Fund I GP Inc.
                0.001% - GWLRA Residential Value Fund I LP (99.999% owned by GWL Realty Advisors Inc.)
                    100.0% - 1655 Haro (2024) GP Inc.
                         .001% - 1655 Haro (2024) LP (99.999% owned by GWLRA Residential Value Fund I GP Inc.)
                            100.0% - 1655 Haro (2024) Nominee Inc.
                    99.999% - 1655 Haro (2024) LP (.001% owned by 1655 Haro (2024) GP Inc.)
                        100.0% - 1655 Haro (2024) Nominee Inc.
                    100.0% - 2220 Marine (2024) GP Inc.
                        .001% - 2220 Marine (2024) LP (99.999% owned by GWLRA Residential Value Fund I GP Inc.)
                            100.0% - 2220 Marine (2024) Nominee Inc.
                    99.999% - 2220 Marine (2024) LP (.001% owned by 2020 Marine (2024) GP Inc.)
                        100.0% - 2220 Marine (2024) Nominee Inc.
                    100.0% - 2160 Lakeshore (2024) GP Inc.
                        .001% - 2160 Lakeshore (2024) LP (99.999% owned by GWLRA Residential Value Fund I GP Inc.)
                            100.0% - 2160 Lakeshore (2024) Nominee Inc.
                    99.999% - 2160 Lake Shore (2024) LP (.001% owned by 2160 Lakeshore (2024) GP Inc.)
                        100.0% - 2160 Lakeshore (2024) Nominee Inc.
            100.0% - GWL Realty Advisors Residential Inc.
            00.0% - 2278372 Ontario Inc.
            100.0% - 100039744 Ontario Inc.
            99.999% - GWLRA Residential Value Fund I LP (.001% owned by GWLRA Residential Value Fund I GP Inc.
                 100.0% - 1655 Haro (2024) GP Inc.
                               .001% - 1655 Haro (2024) LP (99.999% owned by GWLRA Residential Value Fund I GP Inc.)
                         100.0% - 1655 Haro (2024) Nominee Inc.
                 99.999% - 1655 Haro (2024) LP (.001% owned by 1655 Haro (2024) GP Inc.
                    100.0% - 1655 Haro (2024) Nominee Inc.
                100.0% - 2220 Marine (2024) GP Inc.
                    001% - 2220 Marine (2024) LP (99.999% owned by GWLRA Residential Value Fund I GP Inc.)
                        100.0% 2220 Marine (2024) Nominee Inc.
                99.999% - 2220 Marine (2024) LP (.001% owned by 2220 Marine (2024) GP Inc.)
                    100.0% - 2220 Marine (2024) Nominee Inc.
             100.0% - 2160 Lakeshore (2024) GP Inc.
                    001% - 2160 Lakeshore (2024) LP (99.999% owned by GWLRA Residential Value Fund I GP Inc.)

                        100.0% - 2160 Lakeshore (2024) Nominee Inc.
                99.999% - 2160 Lakeshore (2024) LP (.001% owned by 2160 Lakeshore (2024) GP Inc.)
                     100.0% - 2160 Lakeshore (2024) Nominee Inc.
            99.999% - GWLRA Residential Value Fund I (Employee Feeder) LP (.001% owned by GWLRA Residential Value Fund I (Employee Feeder) GP Inc.
            49.975% - GWLRA Residential Value Fund I Carry LP (.001% owned by GWLRA Residential Value Fund Carry GP Inc. and 49.995% owned by The Canada Life Assurance Company)
         80.0% - 1385456 B.C. Ltd. (20% owned by The Canada Life Insurance Company of Canada)
        100.0% - 200 Graham Ltd.
        100.0% - 801611 Ontario Limited
        100.0% - 1213763 Ontario Inc.
            99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
        100.0% - Kings Cross Shopping Centre Ltd.
        100.0% - 681348 Alberta Ltd.
        50.0% - 3352200 Canada Inc.
        100.0% - 1420731 Ontario Limited
         60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
        100.0% - 1455250 Ontario Limited
        100.0% - CGWLL Inc.
        100.0% - Canada Life Securities Ltd.
        100.0% - ClaimSecure Inc.
        100.0% - 14894821 Canada Inc.
            100.0% - Value Partners Group Inc.
                100.0% - Value Partners Investments Inc.
                100.0% - LP Insurance Services and Estate Planning Ltd.
                100.0% - LP Financial Planning Services Ltd.
        100.0% - 14888669 Canada Inc.
            100.0% - Investment Planning Counsel Inc.
                100.0% - IPC Estate Services Inc.
                100.0% - IPC Investment Corporation
                100.0% - IPC Securities Corporation
        100.00% - Canada Life Investment Management, Ltd.
             100.0% - Counsel Portfolio Corporation
         84.0% - 2148902 Alberta Ltd. (16% owned by The Canada Life Insurance Company of Canada)
         70.0% - 2157113 Alberta Ltd. (30% owned by The Canada Life Insurance Company of Canada)
        100.0% - The Walmer Road Limited Partnership
        100.0% - Laurier House Apartments Limited
        100.0% - Marine Promenade Properties Inc.
        100.0% - 2024071 Ontario Limited
            100.0% - 431687 Ontario Limited
                0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
        100.0% - High Park Bayview Inc.
            0.001% - High Park Bayview Limited Partnership
         99.999% - High Park Bayview Limited Partnership
         5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
            100% - Mountain Asset Management LLC
        100.0% - CLUS CDN-GP Co.
            0.0001% - CLUS CDN-LP (99.9999% owned by The Canada Life Assurance Company)
        100.0% - CLUS CDN Mgmt Holdings Ltd.
            100.0% - CLUS Mgmt Holdings Inc.
                100.0% - GW Property Services, LLC
        100.0% - RMA Realty Holdings Corporation Ltd.
            100.0% - 1995709 Alberta Ltd.
             2.56% - RMA (U.S.) Realty LLC (97.44% owned by RMA Realty Holdings Corporation Ltd.)
         97.44% - RMA (U.S.) Realty LLC (2.56% owned by 1995709 Alberta Ltd.)
            100.0% - RMA American Realty Corp.
                1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
             99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

         99.9% - RMA Real Estate LP (0.01% owned by RA Real Estate Inc.)
            100.0% - RMA Properties Ltd.
            100.0% - RMA Properties (Riverside) Ltd.
    100.0% - KS Village (Millstream) Inc.
    100.0% - Trop Beau Developments Limited
    100.0% - GWLRA Residential Value Fund I Carry GP Inc.
        .001% - GWLRA Residential Value Fund I Carry LP (49.995% owned by The Canada Life Assurance Company and 49.975% owned by GWL Realty Advisors Inc.)
    49.995% - GWLRA Residential Value Fund I Carry LP (.001% owned by GWLRA Residential Value Fund I Carry GP Inc. and 49.975% owned by GWL Realty Advisors Inc.)
    100.0% - Kelowna Central Park Properties Ltd.
    100.0% - Kelowna Central Park Phase II Properties Ltd.
     62.0% - 1296 Station Street Properties Ltd. (38% owned by The Canada Life Insurance Company of Canada)
    100.0% - Saskatoon West Shopping Centres Limited
    97.31% - 7420928 Manitoba Limited Partnership (0.02% owned by 7419521 and 2.68% owned by The Canada Life Insurance Company of Canada)
    100.0% - 7419521 Manitoba Ltd.
        0.02% - 7420928 Manitoba Limited Partnership (97.31% owned by The Canada Life Assurance Company and 2.68% owned by The Canada Life Insurance Company of Canada)
            100.0% - 7419539 Manitoba Ltd.
    100.0% - 1338988 B.C. Ltd.
    100.0% - 1319399 Ontario Inc.
    100.0% - 13369901 Canada Inc.
    100.0% - 4298098 Canada Inc.
    100.0% - 389288 B.C. Ltd.
    00.0% - Quadrus Investment Services Ltd.
    88.0% - Neighborhood Dental Services Ltd.
    100.0% - Quadrus Distribution Services Ltd.
    100.0% - Toronto College Park Ltd.
    100.0% - 185 Enfield GP Inc.
        0.01% - 185 Enfield LP (99.99% owned by The Canada Life Assurance Company)
    99.99% - 185 Enfield LP (0.01% owned by 185 Enfield GP Inc.)
    100.0% - 320 McRae GP Inc.
        0.01% - 320 McRae LP (99.99% owned by The Canada Life Assurance Company)
    99.99% - 320 McRae LP (0.01% owned by 320 McRae GP Inc.)
    100.0% - RA Investment 1 Holdings GP Inc.
        0.001% - RA Investment 1 Holdings LP (99.999% owned by The Canada Life Assurance Company)
            100.0% - One City Centre Property Inc.
    99.999% - RA Investment 1 Holdings LP (0.001% owned by RA Investment 1 Holdings GP Inc.)
    100.0% - RA Investment 9 Holdings GP Inc.
        0.001% - RA Investment 9 Holdings LP (99.999% owned by The Canada Life Assurance Company)
        100.0% - 1542775 Alberta Ltd.
        100.0% - 0813212 B.C. Ltd.
    99.999% - RA Investment 9 Holdings LP (0.001% owned by RA Investment 9 Holdings GP Inc.)
    00.0% - RA Investment 10 Holdings GP Inc.
        0.001% - RA Investment 10 Holdings LP (99.999% owned by The Canada Life Assurance Company)
    99.999% - RA Investment 10 Holdings LP (0.001% owned by RA Investment 10 Holdings GP Inc.)
    100.0% - RA Investment 11 Holdings GP Inc.
        0.001% - RA Investment 11 Holdings LP (99.999% owned by The Canada Life Assurance Company)
            100.0% - 2020917 Albert Ltd.
    99.999% - RA Investment 11 Holdings LP (0.001% owned by RA Investment 11 Holdings GP Inc.)
100.0% - RA Investment 13 Holdings GP Inc.
        0.001% - RA Investment 13 Holdings LP (99.999% owned by The Canada Life Assurance Company)
    99.999% - RA Investment 13 Holdings LP (0.001% owned by RA Investment 13 Holdings GP Inc.)
    100.0% - RA Investment 14 Holdings GP Inc.
        0.001% - RA Investment 14 Holdings LP (99.999% owned by The Canada Life Assurance Company)
    99.999% - RA Investment 14 Holdings LP (0.001% owned by RA Investment 14 Holdings GP Inc.)
    80.0% - RA Investment 2 Holdings GP Inc. (20% owned by The Canada Life Insurance Company of Canada)
        0.001% - RA Investment 2 Holdings LP (79.999% owned by The Canada Life Assurance Company and 20% owned by The Canada Life Insurance of Company)

            100.0% - 12111 Riverside Way Property Inc.
            100.0% - Lions Gate Business Park Property Inc.
    9.999% - RA Investment 2 Holdings LP (0.001% owned by RA Investment 2 Holdings GP Inc. and 20.0% owned by the Canada Life Insurance Company of Canada)
    80.0% - RA Investment 3 Holdings GP Inc. (20% owned by The Canada Life Insurance Company of Canada)
        0.001% - RA Investment 3 Holdings LP (79.999% owned by The Canada Life Assurance Company and 20% owned by The Canada Life Insurance of Company)
    79.999% - RA Investment 3 Holdings LP (0.001% owned by RA Investment 3 Holdings GP Inc. and 20.0% owned by the Canada Life Insurance Company of Canada)
    85.0% - RA Investment 4 Holdings GP Inc. (15% owned by The Canada Life Insurance Company of Canada)
        0.001% - RA Investment 4 Holdings LP (84.999% owned by The Canada Life Assurance Company and 15% owned by The Canada Life Insurance of Company)
    84.999% - RA Investment 4 Holdings LP (0.001% owned by RA Investment 4 Holdings GP Inc. and 15.0% owned by the Canada Life Insurance Company of Canada)
    87.5% - RA Investment 5 Holdings GP Inc. (12.5% owned by The Canada Life Insurance Company of Canada)
        0.001% - RA Investment 5 Holdings LP (87.499% owned by The Canada Life Assurance Company and 12.5% owned by The Canada Life Insurance of Company)
            100.0% - 10077 Grace Road Property Inc.
            100.0% - 0977221 B.C. Ltd.
            100.0% - Vaudreuil Shopping Centres Limited
    87.499% - RA Investment 5 Holdings LP (0.001% owned by RA Investment 5 Holdings GP Inc. and 12.5% owned by The Canada Life Insurance Company of Canada)
    87.5% - RA Investment 6 Holdings GP Inc. (12.5% owned by The Canada Life Insurance Company of Canada)
        0.001% - RA Investment 6 Holdings LP (87.499% owned by The Canada Life Assurance Company and 12.5% owned by The Canada Life Insurance of Company)
    87.499% - RA Investment 6 Holdings LP (0.001% owned by RA Investment 6 Holdings GP Inc. and 12.5% owned by the Canada Life Insurance Company of Canada)
    87.5% - RA Investment 7 Holdings GP Inc. (12.5% owned by The Canada Life Insurance Company of Canada)
        0.001% - RA Investment 7 Holdings LP (87.499% owned by The Canada Life Assurance Company and 12.5% owned by The Canada Life Insurance of Company)
            100.0% - 2344701 Ontario Ltd.
            100.0% - 2356720 Ontario Ltd.
            100.0% - 555 Robson Holding Ltd.
    87.499% - RA Investment 7 Holdings LP (0.001% owned by RA Investment 7 Holdings GP Inc. and 12.5% owned by the Canada Life Insurance Company of Canada)
    89.5% - RA Investment 8 Holdings GP Inc. (10.5% owned by The Canada Life Insurance Company of Canada)
        0.001% - RA Investment 8 Holdings LP (89.499% owned by The Canada Life Assurance Company and 10.5% owned by The Canada Life Insurance of Company)
            100.0% - 2331777 Ontario Ltd.
    99.499% - RA Investment 8 Holdings LP (0.001% owned by RA Investment 8 Holdings GP Inc. and 10.5% owned by the Canada Life Insurance Company of Canada)
    100.0% - Financial Horizons Group Inc.
        100.0% - Financial Horizons Incorporated
            100.0% - Continuum Financial Centres Inc.
            100.0% - TORCE Investment Management Inc.
    100.0% - Canada Life Capital Corporation, Inc.
        100.0% - 11658735 Canada Inc.
        100.0% - GLC Reinsurance Corporation
        100.0% - Canada Life International Holdings Limited
                100.0% - Canada Life UK Holdings Limited
                    100.0% - Stonehaven UK Limited
                100.0% - Canada Life Asset Management Limited
                100.0% - Canada Life Platform Limited
                    100.0% - Canada Life SIPP Trustee Limited
                    100.0% - Canada Life Platform Nominee Limited
                100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
                100.0% - Canada Life International Services Limited
                100.0% - Canada Life International Limited
                    100.0% - CLI Institutional Limited
                100.0% - The Canada Life Group (U.K.) Limited

                    100.0% - ILGWM Limited
                        100.0% - Clearview Investments & Pensions Limited
                        100.0% - Harvest Trustee Limited
                        100.0% - Harvest Financial Services Limited
                            100.0% - Conexim Advisors Limited
                        100.0% - Vestone Ltd.
                            100.0% - Cornmarket Group Financial Services Limited
                            100.0% - Cornmarket Civil and Public Sector Mastertrust dac
                                100.0% - Cornmarket Insurance Services Limited
                                100.0% - EIS Financial Services Limited
                                100.0% - K.D. Retirement Services Limited
                        100.0% - Unio Limited
                             100.0% - APT Workplace Pension Ltd.
                             100.0% - APT Wealth Management Ltd.
                                100.0% - APTFS Nominees Ltd.
                             100.0% - Unio Financial Services Limited
                                100.0% - ILP Pension Trustees DAC
                                    100.0% - Invesco Trustee AC
                                    100.0% - Acumen & Trust Pension Trustees dac
                                    100.0% - ILP Master Trustee dac
                                    100.0% - Irish Life Trustee Services Limited
                                    100.0% - Navigate Master Trustee dac
                    100.0% - Canada Life Irish Holding Company Limited
                        80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
                        24.625% - Summitas Beteiligungs GmbH (9.85% owned by JDC Group AG)
                            100.0% - Summitas Holding GMbh
                             100.0% - Summitas MidCo GMbh
                             100.0% - Summitas Gruppe GMbh
                        26.9% - JDC Group AG
                            25.1% - einfach gut versichert GmbH
                            9.85% - Summitas Beteiligungs GmbH (24.625% owned by Canada Life Irish Holding Company Limited)
                                86.18% - Summitas Holding Gmbh
                                100.0% - Summitas MidCo Gmbh
                                100.0% - Summitas Gruppe Gmbh
                                    100.0% - BVUK. GmbH
                                    100.0% - Munchener Versicherungsmakler GmbH
                                    100.0% - EASIE Assekuranzmakler – AG
                                    100.0% - Dr. Ihlas GmbH
                                    100.0% - Confera GmbH
                                    100.0% - Confera Coverage Solutions GmbH
                                    100.0% - Eichhorn, Waltzock & Partner GmbH
                                        100.0% - Bago GmbH
                                    100.0% - Kamke Versicherungsmakler GmbH
                                    100.0% - VBH Versicherungsmakler GmbH
                                    100.0% - Policenwerk Assekuradeure GmbH & Co. KG
                                    100.0% - Seeliger & Co. GmbH
                                    100.0% - Wolf Assekuranz-Service GmbH
                            100.0% - Jung, DMS & Cie.AG
                                100.0% - Jung, DMS & Cie.Pro GmbH
                                100.0% - S-Fin Smart Finanzen GmbH
                                100.0% - Jung, DMS & Cie. Pro Service GmbH
                                100.0% - DFP Deutsche Finanz Portfolioverwaltung GmbH
                                100.0% - Plug-Insurance GmbH
                                100.0% - Fund Development and Advisory AG
                                100.0% - Morgen & Morgen GmbH
                                100.0% - Jung, DMS & Cie.Pool GmbH
                                    100.0% - JDC Geld,de GmbH

                                    100.0% - JDC plus GmbH
                                     25.0% - Incore Asset Management Solution
                                     50.0% - Opal Hard– und Software Consultung GmbH
                            100.0% - FINUM.Finanzhause AG
                            100.0% - FINUM.Pension Consulting GmbH
                            100.0% - FINUM.Private Finance AG (Germany)
                                100.0% - FVV – GmbH
                            100.0% - JDC Group Austria GmbH
                                100.0% - FINUM.Private Finance AG (Austria)
                                    100.0% - Jung, DMS & Cie. GmbH
                                    100.0% - Top-Finanziert GmbH
                        100.0% - CL Abbey Limited
                            20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by Canada Life Irish Holding Company Limited)
                        100.0% - Canada Life Re Ireland dac
                            100.0% - Canada Life Dublin dac
                         50.0% - AIBJV Holdings Limited
                            100.0% - AIBJV dac
                        100.0% - Canada Life Group Services Limited
                        100.0% - Canada Life Europe Investment Limited
                            100.0% - Canada Life Europe Management Services Limited
                                21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
                            78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
                    100.0% - Irish Life Investment Managers Limited
                        100.0% - Summit Asset Managers Limited
                        100.0% - ILIM European Real Estate Fund General Partner SARL
                    100.0% - Setanta Asset Management Limited
                    100.0% - Canada Life Pension Managers & Trustees Limited
                    100.0% - Canada Life European Real Estate Limited
                    100.0% - Canada Life Trustee Services (U.K.) Limited
                    100.0% - CLFIS (U.K.) Limited
                        100.0% - Canada Life UK Staff Pension Trustee Limited
                    100.0% - Canada Life Limited
                         14.0% - Harbourside Leisure Management Company Limited
                         11.0% - St. Paul’s Place Management Company Limited
                         26.0% - ETC Hobley Drive Management Company Limited
                        100.0% - Synergy Sunrise (Wellington Row) Limited
                         76.0% - Radial Park Management Limited
                        100.0% - Canada Life (U.K.) Limited
                            100.0% - Canada Life Fund Managers (U.K.) Limited
                            100.0% - Canada Life Group Services (U.K.) Limited
                            100.0% - Canada Life Home Finance Trustee Limited
                        100.0% - Canada Life Irish Operations Limited
                        100.0% - Irish Life Group Limited
                            100.0% - Irish Life Ark Life Dublin dac
                            100.0% - ILHAWK Limited
                            100.0% - Vigo Health Limited
                            100.0% - Irish Life Health dac
                            100.0% - Irish Life Wellbeing Limited
                            100.0% - Irish Life Group Services Limited
                            100.0% - Irish Life Financial Services Limited
                                37.18% - Multiply.AI
                             49.0% - Affinity First Limited
                            100.0% - Irish Life Associate Holdings Unlimited Company
                            100.0% - Irish Life Assurance plc.
                                100.0% - Ilona Financial Group, Inc.
                                100.0% - Stephen Court Limited
                                100.0% - (2,3&4) Basement Company Limited

                                 66.66% - City Gate Park Administration Limited
                                 50.0% - Dakline Company Ltd.
                                 50.0% - Earlsfort Centre (Atrium) Limited
            100.0% - London Life and Casualty Reinsurance Corporation
                100.0% - London Life and Casualty (Barbados) Corporation
            100.0% - LRG (US), Inc.
                100.0% - Canada Life International Reinsurance Corporation Limited
                100.0% - Canada Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
                100.0% - Canada Life International Reinsurance (Barbados) Corporation
            100.0% - 4073649 Canada, Inc.
                100.0% - CL Luxembourg Capital Management S.á.r.l.
                100.0% - Canada Life Finance (U.K.) Limited
            100.0% - 8478163 Canada Limited
                100.0% - Canada Life Capital Bermuda Limited
            100.0% - 9983813 Canada Inc.
                100.0% - Canada Life Capital Bermuda III Limited
            100.0% - Canada Life Capital Bermuda II Limited
         77.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc.)
            100.0% - Great-West Investors LLC
                1 100.0% - Great-West Investors LP Inc.
                    99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
                        100.0% - T.H. Lee Interests
                    100.0% - Great-West Investors GP Inc.
                        1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
                            100.0% - T.H. Lee Interests
        100.0% - The Canada Life Insurance Company of Canada
            2.68%- 7420928 Manitoba Limited Partnership (97.31% owned by The Canada Life Assurance Company and 0.02% owned by 7419521 Manitoba Ltd.)
            100.0% - 6855572 Manitoba Ltd.
            100.0% - RA Investment 12 Holdings GP Inc.
                 0.001% - RA Investment 12 Holdings LP (99.999% owned by RA Investment 12 Holdings GP Inc.)
                    100.0% - 635 Broughton Street Property Inc.
                    100.0% - 615 Colborne Street Property Inc.
                    100.0% - 310 8th Street Property Inc.
             99.999% - RA Investment 12 Holdings LP (99.999% owned by The Canada Life Assurance Company)
             20.0% - RA Investment 2 Holdings GP Inc. (80% owned by The Canada Life Assurance Company)
                0.001% - RA Investment 2 Holdings LP (79.999% owned by The Canada Life Assurance Company and 20% owned by The Canada Life Insurance of Company)
                    100.0% - 12111 Riverside Way Property Inc.
                    100.0% - Lions Gate Business Park Property Inc.
             20.0% - RA Investment 2 Holdings LP (79.999% owned by The Canada Life Assurance Company and 0.001% owned by RA Investment 2 Holdings GP Inc.)
             20.0% - RA Investment 3 Holdings GP Inc. (80% owned by The Canada Life Assurance Company)
                 0.001% - RA Investment 3 Holdings LP (79.999% owned by The Canada Life Assurance Company and 20% owned by The Canada Life Insurance of Company)
            20.0% - RA Investment 3 Holdings LP (79.999% owned by The Canada Life Assurance Company and 0.001% owned by RA Investment 3 Holdings GP Inc.)
            15.0% - RA Investment 4 Holdings GP Inc. (85% owned by The Canada Life Assurance Company)
                0.001% - RA Investment 4 Holdings LP (84.999% owned by The Canada Life Assurance Company and 15% owned by The Canada Life Insurance of Company)
            15.0% - RA Investment 4 Holdings LP (99.999% owned by RA Investment 4 Holdings GP Inc.)
            12.5% - RA Investment 5 Holdings GP Inc. (87.5% owned by The Canada Life Assurance Company)
                0.001% - RA Investment 5 Holdings LP (87.499% owned by The Canada Life Assurance Company and 12.5% owned by The Canada Life Insurance of Company)
                     100.0% - 10077 Grace Road Property Inc.
            12.5% - RA Investment 5 Holdings LP (87.499% owned by The Canada Life Assurance Company and 0.001% owned by RA Investment 5 Holdings GP Inc.)
            12.5% - RA Investment 6 Holdings GP Inc. (87.5% owned by The Canada Life Assurance Company)

                 0.001% - RA Investment 6 Holdings LP (87.499% owned by The Canada Life Assurance Company and 12.5% owned by The Canada Life Insurance of Company)
            12.5% - RA Investment 6 Holdings LP (87.499% owned by The Canada Life Assurance Company and 0.001% owned by RA Investment 6 Holdings GP Inc.)
            12.5% - RA Investment 7 Holdings GP Inc. (87.5% owned by The Canada Life Assurance Company)
                0.001% - RA Investment 7 Holdings LP (87.499% owned by The Canada Life Assurance Company and 12.5% owned by The Canada Life Insurance of Company)
            12.5% - RA Investment 7 Holdings LP (87.499% owned by The Canada Life Assurance Company and 0.001% owned by RA Investment 7 Holdings GP Inc.)
            10.5% - RA Investment 8 Holdings GP Inc. (89.5% owned by The Canada Life Assurance Company)
                 0.001% - RA Investment 8 Holdings LP (89.499% owned by The Canada Life Assurance Company and 10.5% owned by The Canada Life Insurance of Company)
             10.5% - RA Investment 8 Holdings LP (89.499% owned by The Canada Life Assurance Company and 0.001% owned by RA Investment 8 Holdings GP Inc.)
            100.0% - Advice Canada (CL Holdings) Inc. (formerly 12955954 Canada Inc.)
                56.0% - Capcorp Financial Corporation
                    100.0% - 16138063 Canada Ltd.
            94.4% - MAM Holdings Inc. (5.6% owned by The Canada Life Assurance Company)
                100.0% - Mountain Asset Management LLC
            38.0% - 1296 Station Street Properties Ltd. (62.0% owned by The Canada Life Assurance Company)
            20.0% - 1385456 B.C. Ltd. (80.0% owned by The Canada Life Assurance Company)
            58.8% - GWL THL Private Equity I Inc. (41.2% The Canada Life Assurance Company)
                100.0% - GWL THL Private Equity II Inc.
                23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)
                    100.0% - Great-West Investors LLC
                        100.0% - Great-West Investors LP Inc.
                            99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
                                100.0% - T.H. Lee Interests
                            100.0% - Great-West Investors GP Inc.
                                1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
                                    100.0% - T.H. Lee Interests
             16.0% - 2148902 Alberta Ltd. (84% by The Canada Life Assurance Company)
             30.0% - 2157113 Alberta Ltd (70% by The Canada Life Assurance Company)
             23.0% - CDN US Direct RE Holdings Ltd. (77% owned by The Canada Life Assurance Company)
                100.0% - Great-West US Direct Residential Holdings Inc.
                    100.0% - GWL Direct 425 Trade LLC
                    100.0% - GWL Direct 4471 + 4433 42nd LLC
                    100.0% - GWL Direct 32 Cambridge LLC
                    100.0% - GWL Direct 701 Rio Salado LLC
                    100.0% - Great-West US Direct Residential Acquisition LLC
                100.0% - Great-West US Direct RE Holdings Inc.
                    100.0% - GWL Direct 650 Almanor LLC
                    100.0% - GWL Direct 13055 Mississippi LLC
                    100.0% - GWL Direct 11 State LLC
                    100.0% - GWL Direct 345 Cessna LLC
                    100.0% - GWL Direct 1925 Grove LLC
                    100.0% - CL GFP LLC
                        10.0% - GFP CL Holdings LLC
                            100.0% - GFP CL Maspeth 55-30, LLC
                    100.0% - GWL Direct 1 Bulfinch Place LLC
                    100.0% - Great-West US Direct RE Acquisition LLC
                    100.0% - GWL Direct 851 SW 34th LLC
                    100.0% - GWL Direct 12100 Rivera LLC
                    100.0% - GWL Direct 3209 Lionshead LLC
                    100.0% - GWL Direct 18701-18901 38th LLC
                    100.0% - GWL Direct 12900 Airport LLC

                    100.0% - GWL Direct 25200 Commercentre LLC
                    100.0% - GWL Direct 351-353 Maple LLC
                    100.0% - GWL Direct 260 Ace-5725 Amelia LLC
                    100.0% - GWL Direct 9485 Hwy 42 LLC
                    100.0% - GWL Direct Moonachie LLC
                    100.0% - GWL Direct 4785 Fulton LLC
                    100.0% - GWL Direct 7410 + 7419 Roosevelt LLC
                    100.0% - GWL Direct 11077 Rush LLC
                     96.0% - CL ACP Nassau, LLC
                        100.0% - EW Direct 1Nassau LLC
        100.0% - CL Capital Management (Canada), Inc.
        100.0% - Canada Life Mortgage Services Ltd.
        100.0% - Canada Life Capital Trust

C.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - Power Financial Corporation
    62.188% - IGM Financial Inc. (direct and indirect 66.056%)
        100.0% - Investors Group Inc.
            100.0% - Investors Group Financial Services Inc.
                100.0% - 11249142 Canada Inc.
            100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
            100.0% - Investors Syndicate Limited
            100.0% - Investors Group Securities Inc.
            100.0% - 16490336 Canada Inc.
            100.0% - I.G. Investment Management, Ltd.
                100.0% - Investors Group Corporate Class Inc.
                100.0% - Investors Syndicate Property Corp.
                100.0% - 0992480 B.C. Ltd.
                100.0% - 1081605 B.C. Ltd.
                100.0% - 11263552 Canada Inc.
                100.0% - 1000054111 Ontario Inc.
         100.0% - Mackenzie Inc.
            100.0% - Mackenzie Financial Corporation
                100.0% - Mackenzie Investments Europe Limited
                    100.0% - Mackenzie Investments Asia Limited
                100.0% - Mackenzie Investments Charitable Foundation
                100.0% - Strategic Charitable Giving Foundation
                100.0% - MMLP GP Inc.
                100.0% - Mackenzie Investments Corporation
                 27.8% - China Asset Management Co., Ltd.
                    100.0% - Shanghai China Wealth Management Co., Ltd.
                    100.0% - China Capital Management Co., Ltd.
                    100.0% - China Asset Management (Hong Kong) Limited
                    100.0% - China Equity Fund Management (Beijing) Co., Ltd.
             80.0% - 11249185 Canada Inc.
                     80.0% - Armstrong LP
                        49.9% - Northleaf Capital Group Ltd.
                                100.0% - Northleaf Capital Partners Ltd.
                                    100.0% - Northleaf PPP GP Ltd.
                                    100.0% - Northleaf Secondary Partners III GP Ltd.
                                     49.0% - Northleaf NCO (US) GP Ltd.
                                    100.0% - Northleaf Capital Partners US GP LLC
                                     49.0% - NICP IV GP Ltd.

                                    100.0% - Northleaf Geothermal Holdings (Canada) GP Ltd.
                                     49.0% - Northleaf Venture Catalyst Fund III GP Ltd.
                                     49.0% - Northleaf Private Credit III GP Ltd.
                                     49.0% - NSPC-L Holdings II GP Ltd.
                                     49.0% - Northleaf Private Equity VIII GP Ltd.
                                    100.0% - Northleaf Crescendo Holdings GP LLC
                                    100.0% - Northleaf Small Cell GP Ltd.
                                    100.0% - NCP Terminals GP Ltd.
                                    100.0% - Northleaf NICP III GP LLC
                                    100.0% - Northleaf Music Copyright Ventures GP Ltd.
                                     49.0% - NEIF GP Ltd.
                                    100.0% - Northleaf Strategic Capital GP Ltd.
                                     49.0% - Northleaf Global Private Equity GP Ltd.
                                    100.0% - NICP I NWP US GP LLC
                                     49.0% - Northleaf NICP III GP Ltd.
                                    100.0% - NCP US Terminals GP LLC
                                     49.0% - NPCO GP Ltd.
                                     49.0% - Northleaf LPF Private Credit Holdings GP Ltd.
                                     49.0% - NPC II Holdings GP Ltd.
                                    100.0% - NCP Canadian Breaks GP LLC
                                    100.0% - Northleaf Vault Holdings GP Ltd.
                                    100.0% - NCP CSV Holdings GP Ltd.
                                100.0% - Northleaf Capital Advisors Ltd.
                                100.0% - Northleaf Trustees Limited
                                    100.0% - Northleaf PE GP Ltd.
                                     49.0% - Northleaf Growth Fund GP Ltd
                                    100.0% - Northleaf NICP IV (EU) GP S. à.r.l.
                                    100.0% - Northleaf Capital Partners (Canada) Ltd.
                                        100.0% - Northleaf Class C Sub Holdings Ltd.
                                        100.0% - Northleaf Capital Partners Japan KK
                                        100.0% - Northleaf SH288 GP Ltd.
                                        100.0% - NCP NWP US GP Ltd.
                                        100.0% - Northleaf Capital Partners (Australia) Pty Ltd.
                                        100.0% - Northleaf Capital Partners (UK) Limited
                                         49.0% - Northleaf NICP II GP Ltd.
                                        100.0% - Northleaf Class C Holdings GP Ltd.
                                        100.0% - Northleaf Capital Partners (USA) Inc.
                                    100.0% - Annex Fund GP Ltd.
                                    100.0% - Northleaf Capital Partners GP Ltd.
                                        100.0% - SW Holdings GP Ltd.
                                    100.0% - NICP IV GP LLC
                                     49.0% - Northleaf Global Private Equity Holdings GP Ltd.
                                     49.0% - NPC III RN (Canada) GP Ltd.
                                    100.0% - Northleaf NICP III Canadian Class C Holdings Ltd.
                                    100.0% - Northleaf Millennium Holdings (US) GP Ltd.

                                100.0% - Northleaf Millennium Holdings (Canada) GP Ltd.
                                 49.0% - Northleaf Secondary Partners IV GP Ltd.
                                100.0% - Northleaf Secondary Partners IV (EU) GP S.a.r.l
                                 49.0% - NASF US GP Ltd.
                                 49.0% - Northleaf Star Holdings GP Ltd.
                                 49.0% - Northleaf Private Credit GP Ltd.
                                 49.0% - NASF GP Ltd.
                                100.0% - Northleaf Lal Lal Holdings GP Ltd.
                                    100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
                                 49.0% - NSPC GP Ltd.
                                 49.0% - NSPC-L GP Ltd.
                                 49.0% - NSPC-L Holdings GP Ltd.
                                 49.0% - NPC I Holdings GP Ltd.
                                 49.0% - Northleaf Private Credit II GP Ltd.
                                 49.0% - Northleaf NCO GP Ltd.
                                63.17% - Northleaf Capital Holdings Ltd.
                                100.0% - Northleaf Capital Partners GP II Ltd.
                                49.0% - Northleaf NICP II Holdings GP Ltd.
                100.0% - MGELS Investments Limited
                100.0% - MEMLS Fund Management (Cayman) Ltd.
                100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
                100.0% - Mackenzie GP Inc.
        100.0% - 2023 Holdco Inc.
            20.456% - Rockefeller Capital Management General Partner L.L.C.
        18.54% - Portag3 Ventures LP
            19.82% - Springboard LP
        55.23% - Springboard LP
            57.36% - WealthSimple Financial Corp. (52.48% equity)
        29.33% - Springboard II LP
         33.3% - Portag3 Ventures II Affiliates LP
            31.97% - Portag3 ventures II LP
         5.95% - Portage Ventures III LP
        10.93% - Conquest Planning Inc.
         1.3% - WealthSimple Financial Corp. (1.1% equity)
         11.8% - Nesto

D.    Pargesa SA Group of Companies (European investments)

Power Corporation of Canada
    100.0% - Power Financial Corporation
    100.0% - Power Financial Europe SA
     50.0% - Parjointco SA
        100.0% - Pargesa SA
            47.0% Groupe Bruxelles Lambert (32.9% in capital)
                1.9% - Groupe Bruxelles Lambert (2.6% in capital))
                0.9% - Umicore SA
                19.8% - Ontex NV
                11.4% - Pernod Ricard SA (6.8% in capital)
96.5% - FINPAR II SA
                0.2% - Groupe Bruxelles Lambert (0.1% in capital)
                0.1% - Ontex NV
            90.2% - FINPAR III SA
                0.2% - Groupe Bruxelles Lambert (0.1% in capital)
            94.4% - FINPAR IV SA
                0.2% - Groupe Bruxelles Lambert (0.1% in capital)
                0.1% - Imerys
            94.9% - FINPAR V SRL

                0.2% - Groupe Bruxelles Lambert (0.1% capital)
                0.1% - Concentrix
         95.0% - FINPAR VI SRL
                0.2% - Groupe Bruxelles Lambert (0.1 capital)
                0.1% - Concentrix
     98.6% - FINPAR VII SRL
                0.7% - Groupe Bruxelles Lambert (0.5% in capital)
                4.9% - GfG Topco S.a.r.l.
            99.0% - FINPAR VIII SRL
                1.2% - Groupe Bruxelles Lambert (0.9% in capital)
                3.6% - Sofia Capital S.à r.l.
            98.8% - FINPAR IX SRL
                1.0% - Groupe Bruxelles Lambert (0.7% in capital)
                4.8% - Celeste Capital S.a.r.l
            98.1%- FINPAR X SRL
                0.4% - Groupe Bruxelles Lambert (0.5% in capital)
                0.1% - Imerys
             1.2% - Sagerpar SA
            100.0% - Brussels Securities SA
                100.0% - URDAC SA
                    0.2% - Groupe Bruxelles Lambert (0.1% in capital)
                 98.8% - Sagerpar SA
                    4.3% - Groupe Bruxelles Lambert (3.4% in capital)
                     100.0% - Vancouver Capital S.a.r.l
                        15.2% - Stan Holding SAS
                            99.4%- Voodoo SAS
            100.0% - GBL O SA
            22.11% - Trône24 SRL
                0.3% - One24 Capital S.C.A
            100.0% - Trône 25 SRL
            100.0% - GBL Advisors Limited
                5.4% - FINPAR III SA
            100.0% - RPCE Consulting SAS
            100.0% - GBL Advisors DE GmbH
            100.0% - GBL Verwaltung SA
                100.0% - GBL Investments Limited (en liquidation)
                100.0% - GBL Energy S.á.r.l.
                100.0% - Serena S.á.r.l.
                     19.1% - SGS
                100.0% - GBL Capital UK – Ltd
                 75.0% - Sienna Private Equity SAS
                    100.0% - Sienna Private Equity Italy S.R.L
                100.0% - Sienna Venture Capital SAS
                 70.0% - Sienna Venture Capital GP S.à.r.l.
                 70.0% - Sienna Euclide GP S.a.r.l
                 70.0% - Sienna Landlife GP S.a.r.l
                 70.0% - Sienna Private Equity GP S.a.r.l
                100.0% - Sienna Investment Managers SAS
                100.0% - Sienna Investment Managers Luxembourg S.A.
                    100.0% - Sienna Real Estate Solutions S.à.r.l.
                        85.4% - Sienna Real Estate Partner JV Netherlands BV
                     66.3% - Sienna Gestion (ex-MHGA)
                     83.7% - Sienna 2A SAS
                        100.0% - Sienna AM France (ex-Acofi)
                         49.0% - NEFTYS
                         100.0% - VER Capital
                     9.3% - SPC Partners SAS
                        8.0% - Sienna 2A SAS
                    100.0% - Sienna Global Private Investments GP SARL
                100.0% - GBL Capital Invest GP S.à.r.l.

                    100.0% - GBL Capital Invest SCSp
                         31.2% - Kartesia Credit Opportunities III SCA, SICAV-SIF
                         17.2% - Kartesia Credit Opportunities IV SCS
                          0.4% - Sagard II A FPCI
                         74.7% - Sagard II B FPCI
                         21.4% - Sagard 3 FPCI
                         13.4% - Sagard 4A FPCI/Sagard 4B FIPS
                         4.8% - Sagard NewGen FPCI
                         32.4% - Sagard Santé Animale FPCI
                         51.0% - Sagard Testing FPCI
                         74.1% - Sagard Business Intelligence FPCI
                         32.3% - Sagard NewGen Pharma
                          7.48% - PrimeStone Capital Fund ICAV
                         48.6% - Backed 1 LP
                          9.6% - Backed 1 Founder LP
                         58.3% - Backed Encore 1 LP
                         10.0% - Backed Encore 1 Founder LP
                         40.0% - Backed 2 LP
                         10.0% - Backed 2 Founder LP
                         51.45% - Marcho Partners Feeder Fund ICAV
                         0.5% - Marcho Partners Long Feeder Fund ICAV
                         15.4% - Matador Coinvestment SCSp
                         27.0% - C2 Capital Global Export-to-China Fund, L.P.
                         8.4% - Globality, Inc.
                         20.3% - HCM IV, L.P.
                         28.6% - HCM V, L.P.
                         49.3% - HCM S3C LP (AKA Commure)
                         17.1% - Innovius Capital Fund I, L.P.
                         14.2% - 468 Capital II GmbH & Co. KG
                         56.3% - HCM S11A, LP (aka Transcarent)
                         13.1% - Stripes VI (A), L.P.
                         25.0% - Sienna Rendement Avenir IV
                         19.4% - Predirec ABL-3 (Part B)
                        100.0% - Sienna Levier ENR
                         10.0% - EC IV Invest SA
                        100.0% - Sienna Capital US LLC
                            14.4% - Cometics company
                         11.0% - ALTO Capital V
                         94.2% - Sienna Venture Capital SCA SICAV-RAIF
                         52.7% - Sienna Private Equity Fund I SCA SICAV-RAIF
                            47.6% - Sienna Euclide S.A.
                            53.0% - Sienna Landlife S.A.
                         18.5% - Bregal Unternehmerkapital IV-B SCSp
                         39.0% - VER Capital Special Situations
                         20.0% - VCCP – SMEs – Private Debt
                         67.0% - Sienna Private Asset Allocation
                         12.7% - European CLO new Issue – ADAGIO XII EUR CLO DAC
                        100.0% - GBL Capital Participations S.á.r.l
                            10.8% - Sagard FCPR
                            50.0% - Apheon MidCap Buyout II SA
                            89.9% - Apheon MidCap Buyout III SA
                            34.4% - Apheon MidCap Buyout IV SA
                            15.9% - Apheon Opseo Long Term Value Fund SCSp
                            17.2% - Apheon Svt Long Term Value Fund SCSp
                            15.1% - Merieux Participations SAS
                            34.3% - Merieux Participations 2 SAS
                            34.49% - KKR Sigma Co-Invest II L.P.
                             3.6% - StreetTeam Software Limited (DBA as Pollen)
                             1.5% - Sienne Euclide SCA SICAV-RAIF

                                52.4% - Sienna Euclide S.A. (47.6% owned by GBL Capital Participations S.a.r.l.)
                             81.6% - Sienne Landlife SCA SICAV-RAIF
                                47..0% - Sienna Landlife S.A. (58.85% owned by GBL Capital Participations S.a.r.l.)
                        100.0% - GBL Capital Co-Invest Master S.a.r.l
                            29.2% - StreetTeam Software Limited (DBA as Pollen)
                            2.4% - GFG Capital S.a.r.l.
                    100.0% - GBL Finance S.á.r.l
                100.0% - Miles Capital S.á.r.l
                    23.1% - Piolin II S.á.r.l
                        100.0% - Piolin Bidco SAU
                            99.5% - Parques Reunidos
                100.0% - Oliver Capital S.á.r.l
                100.0% - Theo Capital S.á.r.l
                100.0% - Owen Capital S.á.r.l
                100.0% - Arthur Capital S.a.r.l.
                    15.1% - Umicore SA
                100.0% - Jade Capital S.a.r.l.
                     3.5% - FINPAR II SA
                     4.4% - FINPAR III SA
                     5.6% - FINPAR IV SA
                     5.1% - FINPAR V SRL
                     5.0% - FINPAR VI SRL
                     1.4% - FINPAR VII SRL
                     1.0% - FINPAR VIII SRL
                     1.2% - FINPAR IX SRL
                     1.9% - FINPAR X SRL
                100.0% - Celeste GP S.à r.l.
                    100.0% - Sapiens S.á.r.l
                        13.4% – Concentrix
                    100.0% - White Mountain S.A.
                        100.0% Black Mountain S.a.r.l
                    100.0% - One25 Capital S.C.A.
                100.0% - Belgian Securities S.à.r.l.
                    68.1% - Imerys (54.6% in capital)
                        100.0% - Mircal
                            100.0% - Chemviron France SAS
                            100.0% - Imerys Bentonite Hungary Kft
                            100.0% - Imerys Tableware France
                                 100.0% - Imerys Tableware Deutschland GmbH
                            00.0% - Imerys Ceramics New Zealand
                            100.0% - Imerys Graphite & Carbon Switzerland SA
                                100.0% - Imerys Graphite & Carbon Japan K.K.
                                100.0% - Imerys Graphite & Carbon Korea
                                100.0% - Imerys Manufacturing Korea Ltd
                                100.0% - Nippon Power Graphite Co., Ltd
                            100.0% - Imerys Do Brasil Comercio De Extracao De Minerios Ltda
                                100.0% - Micron-Ita Mineracao Ltda
                                99.0% - Imerys Ceramics Brasil – Minerais para Ceramicas Ltda
                             99.0% - Imerys Minerales Chile SpA
                                99.0% - Imerys Minerales Peru S.A.C
                             95.3% - Imerys Minerales Argentina S.A. (4.7% Parimetal)
                            100.0% - Mircal Italia SpA
                                100.0% - Imerys Minerali SpA
                                100.0% - Imerys Minerali Corsico Srl
                                99.66% - Imerys Talc Italy S.p.A.
                                100.0% - Imerys Ceramics Italy S.R.L

                            100.0% - Imerys Asia Pacific Pte Ltd
                                39.0% - Imerys Ceramics (Thailand) Ltd
                                    80.0% - Imerys Minerals (Thailand) Ltd (20% Owned by Imerys Ceramics (India) Private Limited
                                    51.0% - MRD-ECC Co., Ltd (49% Owned by Imerys Asia Pacific Pte Ltd)
                                        100.0% - MRD Co., Ltd
                                100.0% - Imerys Kiln Furniture (Thailand) Ltd
                                100.0% - Imerys Mineral Vietnam Ltd
                                100.0% - Imerys Carbonates (Thailand) Co, Ltd
                                66.67% - YBB Calcium Products Co, Ltd
                                100.0% - Imerys Fused Minerals (Yingkou) Co, Ltd
                                    100.0% - Imerys Zhejiang Zirconia Co., Ltd
                                100.0% - Imerys Ceramics (India) Private Limited
                                    20.0% -Imerys Minerals (Thailand) Ltd (80% Owned by Imerys Ceramics (Thailand) Ltd
                                100.0% - Imerys Minerals Malaysia Sdn Bhd
                                    100.0% - Kinta Powdertec Sdn Bhd
                                 55.0% - Yueyang Imerys Antai Minerals Co., Ltd
                                    100.0% - Yueyang Yingyue New Materials Co., Ltd
                                100.0% - Imerys Carbonates India Limited
                                100.0% - Imerys Performance and Filtration Minerals Private Limited
                                 74.0% - Imerys Newquest (India) pte Ltd
                                 50.0% - Gimpex-Imerys India Private Ltd
                                100.0% - Imerys Pacific Ltd
                                    43.53% - Imerys Pigments (Wuhu) Co., Ltd (56.47% Owned by Imerys Asia Pacific PTE Ltd)
                                    100.0% - Imerys Pigments (Qingyang) Co., Ltd
                                56.47% - Imerys Pigments (WuHu) Co., Ltd (43.53% Owned by Imerys Pacific Ltd)
                             99.99% - Imerys Ceramics France
                                100.0% - Imerys Beauvoir
                                 40.0% - IMAF Industria Macinazione Mineralit per l’l Industria Ceramica S.p.A.
                                96.58% - Imerys Ceramics Portugal, SA
                                100.0% - Imerys Minerals GmbH
                                100.0% - Donbasskeramika
                                    99.45% - Donkaolin
                                93.26% - Imerys Ceramics Egypt (0.56% Owned by Mircal + 0.56% Owned by Parimetal)
                                    99.6% - Imerys Trading Minerals Egypt
                            100.0% - Imerys Minéraux Belgique SA
                                 50.0% - Industrial Minerals of Greece
                                    100.0% - Latomia N. Korakas SA
                                100.0% - Mikro Mineral Endustriyel Mineraller Sanavi ve Ticaret AS
                                 50.0% - Vougioukli Quarries AVEE
                            100.0% - Imerys Minéraux France
                            100.0% - Imerys PCC France
                            100.0% - Imerys Minerals International Sales
                                50.0% - Cebo International B.V
                                    100.0% - Cebo UK limited
                                    100.0% - Cebo Marine B.V.
                                    100.0% - Cebo Holland B.V.
                                100.0% - Almatech Mineral International ltd
                                    94.7% - PT Imerys Ceramic Indonesia
                                100.0% - Imerys Industrial Minerals Denmark A/S
                                68.94% - Imerys South Africa Pty Ltd

                                    100.0% - Imerys Refractory Minerals South Africa (Pty) Ltd
                                        50.0% - Tygerkloof Mining (Proprietary) Ltd (50% Owned by Imerys South Africa Pty Ltd)
                                    50.0% - Tygerkloof Mining (Proprietary) Ltd (50% Owned by Imerys Refractory Minerals South Africa Pty Ltd
                                        100.0% - Samrec Pty Ltd
                                    100.0% - ECCA Holdings Pty Ltd
                                        100.0% - Refractory Minerals Pty Ltd
                                        100.0% - ECCA Minerals Pty Ltd
                            100.0% - Imerys South Europe S.L.
                                97.0% - Imerys Kiln Furniture Espana, S.A.
                                100.0% - Imerys Seramik hammddeleri Sanayi ve Ticaret AS
                                100.0% - Imerys Perlita Barcelona, S.A.
                                    100.0% - Imerys Diatomita Alicante, S.A.
                                    100.0% - Harbolite Aegean Enudstri Mineralleri Sanayi AS
                            100.0% - Imerys Talc UK Holding Ltd
                                100.0% - Imerys Talc Mexico, S.A. de C.V.
                             99.76% -Imerys Talc Belgium
                            100.0% - Imerys Talc Canada Inc.
                            100.0% - Imerys Talc Europe
                                100.0%- Imerys Talc Luzenac France
                                    100.0% - Imerys Talc Germany GmbH
                                    90.0% - Imerys Talc Austria GmbH (10% Owned by Imerys Talc Europe)
                                        100.0% - Imerys Talc Australia Pty Ltd
                                10.0% - Imerys Talc Austria Gmbh (90% Owned by Imerys Talc Luzenac France)
                            50.0% - The Quartz Corp SAS
                                100.0% - The Quartz Corp USA
                                100.0% - The Quartz Corp AS
                                100.0% - Quartz Corp (Shanghai) Co., Ltd
                            100.0% - Ardoisieres D’Angers
                            100.0% - Alumica Canada Inc.
                            100.0% - Imerys Middle East Holding Company W.L.L.
                                70.0% - Imerys Al Zayani Co., W.L.L.
                                100.0% - Minven (CE Minerales de Venezuela S.A.)
                                70.0% - Imerys Mineral Arabia LLC
                            100.0% - Imerys Japan Co., Ltd
                            100.0% - Imerys Beyrede
                            100.0% - Imerys Glomel
                            100.0% - Imerys Ré
                            100.0% - Imerys Filtration France
                            100.0% - Imerys Minerals Korea Ltd
                            100.0% - Mircal De Mexico, SA de CV
                                100.0% - Liquid Quimica Mexicana, SA de CV
                                100.0% - Imerys Ceramics Mexico, SA de CV
                                100.0% - Imerys Almeria, SA de CV
                                100.0% - EP Minerals de Mexico, S. de R.L. de C.V.
                                    100.0% - Imerys Almeria Diatomia Concessiones Zacoalco de CV
                                100.0% - Minera Roca Rodando Srl de CV
                                100.0% - Imerys Roca Rodando Concessiones HMO, S.A. de VC
                            100.0% - Imerys Clerac
                                89.39% - Vatutinsky Kombinat Vognetryviv
                            100.0% - Imerys Czech Republic s.r.o
                            24.98% - SEITISS IMERYS MINERAUX CIRCULAIRES (SIMC)

                            100.0% - Imerys Aluminates Corporate
                                100.0%- Imerys Aluminates
                                    100.0% - STIM
                                    100.0% - Imerys Sydney Pty Ltd
                                    100.0% - Imerys Richards Bay (Pty) Ltd
                                    100.0% - Imerys (Tianjin) New Material Technology Co., Ltd
                                90.0% - Imerys (Zhengzhou) New Material Technology Co. Ltd
                                    100.0% - LLC Imerys Aluminates
                                    100.0% - Guiyan Jianai Special Aluminates Co. Ltd
                                    100.0% - Imerys Vizag Private Limited
                                    100.0% - Kerneos India Aluminate Private Ltd
                                     14.0% - Imerys Domodossola S.p.A (86% Owned by Imerys Villach GmbH)
                            100.0% - Imerys Services
                            100.0% - Parimetal
                            100.0% - Imertech
                            100.0% - Imerys (Shanghai) Investment Management Co., Ltd
                            100.0% - Imerys UK Limited
                                100.0% - Imerys Trustees Limited
                                100.0% - Imerys UK Pension Fund Trustees Limited
                                100.0% - Imerys Minerals Limited
                                    75.0% - ReClaym Limited
                                    25.0% - Eco-Bos Development Limited
                                    100.0% - Imerys Aluminates Limited
                                100.0% - Imerys UK Finance Limited
                                100.0% - Imerys PCC UK Ltd
                                 80.0% - Imerys British Lithium Limited
                            100.0% - Calderys Refractorios Venezolanos
                                100.0% - Plibrico Instalaciones Refractarias
                            100.0% - Imerys Talc Finland Oy
                            100.0% - Imerys Minerals Netherlands B.V.
                            100.0% - Imerys Kiln Furniture Hungary Kft.
                            100.0% - Imerys Villach GmbH
                                100.0% - Imerys Ruse d.o.o
                                100.0% - Imerys Fused Minerals Guizhous Co. Ltd
                                 50.0% - Imerys Fused Minerals France Sarl
                                 86.0% - Imerys Domodossola SpA (14% Owned by Imerys Aluminates)
                                100.0% - Imerys Fused Minerals Salto Ltda
                                    100.0% - MSL Minerais S.A.
                                100.0% - Shandong Imerys Mount Tai Co., Ltd
                            100.0% - Monrefco GmbH
                                49.9% - Vermiculita y Derivados, SI
                                89.61% - Imerys Services Germany GmbH & Co. KG (10.39% Owned by S& B Minerals Participations Sarl)
                                    100.0% - Imerys Administrative Germany GmbH
                                    100.0% - Imerys Laufenburg GmbH
                                        100.0% - Imerys Murg GmbH
                                        100.0% - Imerys Zschornewitz GmbH
                                        100.0% - Imerys Teutschenthal GmbH
                            100.0% - North African Industrial Mineral Exploration Sarl
                            100.0% - S&B Industrial Minerals Morocco
                             97.2% - Imerys Minerals Bulgaria AD
                            100.0% - Imerys Poland sp. z.o.o
                             99.0% - Imerys Graphite & Carbon Belgium SA
                            100.0% - Imerys Belgium SA
                            100.0% - Imerys Graphite & Carbon Canada Inc.

                                100.0% - Imerys Canada Inc.
                            100.0% - Calderys Algeria SPA
                            100.0% - Calderys Refrakter
                            100.0% - Imerys Greenelle One
                            100.0% - Imerys Greenelle Two
                            100.0% - Imerys Lithium France
                        100.0% - Imerys USA, Inc.
                            100.0% - Kentucky-Tennessee Clay Co.
                            100.0% - Imerys Performance Minerals Americas, Inc.
                            100.0% - Imerys Niagara Falls, Inc.
                            100.0% - Imerys Refractory Minerals USA, Inc.
                                100.0% - Imerys Greeneville, Inc.
                            100.0% - Imerys Norfolk, Inc.
                            100.0% - Imerys Mica Kings Mountain, Inc.
                            100.0% - Imerys Filtration Minerals, Inc.
                                100.0% - Imerys Perlite USA, Inc.
                            100.0% - Imerys Minerals Holdings Limited (UK)
                            100.0% - Imerys Talc America, Inc.
                                100.0% - Imerys Talc Vermont, Inc.
                            100.0% - Pyramax Ceramics Southeast, LLC
                                100.0% - Imerys Wollastonite USA, LLC
                            100.0% - Imerys Oilfield Minerals, Inc.
                                25.0% - Georgia Proppants, LLC.
                            100.0% - Imerys Clays, Inc.
                            100.0% - Immerys Carbonates USA, Inc.
                            100.0% - Violet Cactus, Inc.
                                100.0% - Nyco Minerals LLC
                        100.0% - S & B Minerals Participations Sarl
                            100.0% - Linjiang Imerys Diatomite Co., Ltd
                            100.0% - Imerys Industrial Minerals Greece Single Member S.A.
                                100.0% - Imerys Services Greece Single Member SA
                                50.0% - Milos Mineral Museum
                                44.0% - Milos Initiative
                                97.7% - Imerys Bentonite Georgia Ltd
                                61.0% - Imerys Perlite Sardinia Srl
                                35.0% - Laviosa Chimica Mineraria S.p.A.
                                    100.0% - Laviosa Promasa S.A
                                    100.0% - Laviosa Sanayi ve Ticaret Ltd Sirketi
                                    100.0% - Laviosa India Private Limited
                                    100.0% - Laviosa France
                                100.0% - Akrotirio Trahilas Dyo Single Member SA
                                100.0% - Imerys Dortmund GmbH
                            10.39% - Imerys Services Germany GmbH & Co. KGl (89.61% Owned by Monrefco Gmbh)
                99.7% - One24 Capital S.C.A
                    95.1% - GfG Topco S.á.r.l
                        88.1% - GfG Capital S.á.r.l
                            54.8% - Go-For-Gold Holding GmbH
                                100.0% - Canyon Bicycles GmbH
                                    100.0% - Canyon Bicycles Belgium BVBA
                                    100.0% - Canyon Italia S.r.l
                                    100.0% - Canyon Nederland B.V.
                                    100.0% - Canyon Bicycles UK Ltd.
                                    100.0% - Canyon Base RCSN, S.L.U.
                                    100.0%- Bikerepair GmbH
                                    100.0% - Canyon IP Management AG
                                    100.0% - Canyon Iberia S.L.
                                    100.0% - Canyon Finland OY
                                    100.0% - Pure Cycling Global GmbH
                                        100.0% - Canyon USA Inc.

                                        100.0% - Canyon Australian and New Zealand PTY Ltd.
                                        100.0% - Canyon Bicycles Japan KK
                                        100.0% - Canyon Bicycles ASIA Ltd.
                                        100.0% - Canyon Cicycles (Shanghai) Co., Ltd.
                            50.0% - GoForGold Verwaltungs GmbH
                            27.2% - GoForGold Coinvest CmbH & Co KG
                                4.4% - GoForGold Holding GmbH
                        95.2% - Celeste Capital S.á.r..l
                            100.0% - Celeste InvestCo S.A.
                                14.6% Celeste ManCo S.C. Sp.
                                     1.0% Celeste TopCo S.A.
                                99.0% - Celeste TopCo S.A.
                                    100.0% - Celeste Midco 1 B.V.
                                        100.0% - Celeste Midco 2 B.V.
                                            100.0% - Celeste Midco 3 B.V.
                                                100.0% - Celeste Bidco B.V.
                                                    100.0% - Affidea BV
                                                        100.0% - Affidea Innovation BV
                                                        100.0% - Affidea Diagnostics BV
                                                            100.0% - Affidea Magyarorszag Kft
                                                            100.0% - Affidea Praha sro
                                                             100.0% - First Private HC sro
10.0% - YKN Czech sro
                                                            100.0% - Affidea Brno sro
                                                            100.0% - Affidea Spzoo
                                                                100.0% - Centrum Medyczne Medisport Spzoo
                                                             99.9% - Affidea Romania Srl
                                                                100.0% - Sanmed Srl
                                                                 99.9% - Clinica de Diagnostic Phoenix Srl
                                                             99.9% - Affidea Cluj Srl
                                                            100.0% - Phoenix Imagistic Srl
                                                            100.0% - Phoenix Radiology Srl
                                                            100.0% - Medsan S.R.L.
                                                            100.0% - Exploramed S.R.L.
                                                            100.0% - Biomed Scan Development S.R.L.
                                                            100.0% - Scanconsult S.R.L
                                                            100.0% - Odelga Operator S.R.L.

                                                             99.99% - Hiperdia SA
                                                                100.0% - CT Clinic Srl
                                                                100.0% - Centrul Medical Platinum SRL
                                                            100.0% - Explora Group Srl
                                                            100.0% - Affidea Lietuva UAB
                                                                100.0% - Medicinos Sfera UAB
                                                                100.0% - Endemik didmena UAB
                                                                100.0% - Medicinos Diapazonas UAB
                                                                100.0% - Affidea LT Labs UAB
                                                            100.0% - Poliklinika Maja I Kresimir Cavka
                                                                100.0% - Poliklinika Cavka
                                                                    100.0% - Dijagnosticki Centar Vita Doo
                                                                    100.0% - Poliklinika Vita
                                                            100.0% - Poliklinika RNOK Dr Kalajzic
                                                            100.0% - Polklinika Sveti Rok
                                                            100.0% - Polyklinik Eljuga
                                                            100.0% - Fortius Group Ltd
                                                                100.0% - Fortis London Ltd
                                                            100.0% - Orthoderm Ltd
                                                            100.0% - Northern MRI Ltd
                                                            100.0%- Cromlyn House Surgical Ltd
                                                            100.0% - Advanced Radiology Ltd
                                                            100.0% - Affidea Diagnostics Ireland Ltd
                                                            100.0% - Affidea SA
                                                                92.6% - Röontgeninstitut Baden AG
                                                                97.0% - Ambulante Gastroenterologie Baden AG
                                                             99.0% - Affidea Holdings Hellas SA (1% owned by Affidea BV)
                                                                100.0% - Affidea Central PMM SM SA
                                                                100.0% - Geniki Apeikonistiki Private Diagnostic Laboratory Medical, S.A.
                                                                100.0% - Affidea of Athens PMM SM SA

                                                                 99.9% - Affidea of Crete PMM SM SA
                                                                100.0% - Affidea of Kavala PMM SM SA
                                                                100.0% - Affidea of Kozani Heart Center PDLM SM SA
                                                                100.0% - Affidea of Peristeri PMM SM SA
                                                                100.0% - Affidea of Piraeus Biopathological PDLM SM SA
                                                                100.0% - Affidea of Thessaloniki PMM SM SA
                                                                100.0% - Affidea PDL & MM SM SA
                                                                100.0%- Derma City Med PDLM SM SA
                                                                100.0% - Affidea of Chania PMM SM SA
                                                                 99.5% - Affidea of Kalamata PDLM SA
                                                                100.0% - Affidea of Kozani Biopathological PDLM SM SA
                                                                100.0% - Affidea of Kozani Imaging PDLM SM SA
                                                                100.0% - Affidea of Piraeus Imaging PMM SM SA
                                                                100.0% - Affidea of Sparta PMM SM SA
                                                                100.0% - Affidea of Vari PMM SM SA
                                                                100.0% - Athens City Med PMM SM SA
                                                                100.0% - Diagnosis Expert Private Multimodality
                                                                100.0% - Diktis Ygeias Patision Private Multimodality SA
                                                                100.0% - Affidea Lambraki Glyfadas
                                                                100.0% - Marios salmas private diagnostic laboratory single member S.A.
                                                                100.0% - Medisalus private multimodality kifisias medical S.A.
                                                             96.0% - Cormed SH AS
                                                             99.6% - Labomed SH AS
                                                             99.9% - Intermed SH AS
                                                             99.9% - Unimed SHT AS
                                                            99.95% - Affidea Saglik Hizmetleri ve Ticaret Anonim Sirketi
                                                                100.0% - Intermed Anadolu Saglik Hizmelleri Ltd.
                                                            100.0% - Affidea Espana Quality S.L.
                                                                100.0% - Clinica Medica Comarcal SL
                                                                100.0% - Clinica Ambulatori Gamma SL

                                                                100.0% - Affidea Espana Contact Center SA
                                                                100.0% - CD Foraste SA
                                                                100.0% - CD Hospital VOT SLU
                                                                 24.3% - CD Diagnostico Affidea Madrid SA (75.68% Owned by RM San Francisco SA)
                                                                 93.6% - RM San Francisco SA
                                                                    75.7% - CD Diagnostico Affidea Madrid (24.32% Owned by Group Sanitario
                                                                100.0% - Dresyven Prevencion, S.L.U
                                                                100.0% - Vipresa S.L.U
                                                                100.0% - CD Leon SLU
                                                                100.0% - CD Valladoid SAU
                                                                100.0% - CD Soria SLU
                                                                 80.0% - CPET Hospital de Jove SL
                                                                100.0% - CPET La Milagrosa SLU
                                                                100.0% - Affidea CYL, SA
                                                                100.0% - Affidea Fuensanta Sl
                                                                100.0% - QD Navarra SLU
                                                                100.0% - RM Santa Teresa SLU
                                                                100.0% - Tesla Imagen Sl
                                                                100.0% - Unidades Moviles Affidea, SL
                                                                100.0% - Tecma Salud S.L.U
                                                                100.0% - Centro Medico Infanta Mercedes Sl
                                                                100.0% - Lendyfolk Assistance SL
                                                                100.0% - Centro De Imagen Diagnostica LeganesSl
                                                                100.0% - Medicentro Boadilla St
                                                                100.0% - Medicentro Leganes Sl
                                                                100.0% - Affidea Murcia, SL
                                                                 78.0% - RM Del Sureste SA (22.0% Scaner Murcia Sl)
                                                                100.0% - Scaner Murcia Sl
                                                                    22.0% - RM Del Sureste SA (78% Owned by Affidea Iberia SL)
                                                                    75.0% - Sanatorio Virgen del Mar Cristobal S.A.

                                                                100.0% - Smile Lab2022 Slu
                                                                100.0% - Institut Autran Slu
                                                            100.0% - Euroclinics Servicos Partihados, A.C.E.
                                                            100.0% - Albimed
                                                                100.0% - CRT-CRT ULda
                                                                    100.0% - Manuel Estevez & Frazao Lda
                                                                    100.0% - Ultrasono-Radiologia U Lda
                                                                100.0% - CDI-CDI SA
                                                                100.0% - Dr M Guimares CRE SA
                                                                100.0% -     Duarte J&J Lda
                                                                100.0% - Imaset Lda
                                                                    100.0% - Clinica Santa Mafalda Lda.
                                                                100.0% - Imavida
                                                                    100.0% - CEME CERE Lda
                                                                100.0% - IMI-IMA SA
                                                                    100.0% - CEDIMA CIM SA
                                                                     80.0% - SMDI-SMID SA
                                                                100.0% - Clinica do Coracao do Alentejo S.A.
                                                                100.0% - R.A.-Radiologia de Albufeira Lda.
                                                                    74.0% - C.M.R.A. Centro Medico e Radiologico de Albufeira Lda.
                                                                 26.0% - C.M.R.A. Centro Medico e Radiologico de Albufeira Lda.
                                                                100.0% - Ecorad-Ecografia e Radiologia,Lda.
                                                            100.0% - Affidea Italy Srl
                                                                100.0% - Affidea Lombardia Srl
                                                                    95.1% - Istituto Diagnostico Antoniano Spa
                                                                100.0% - Delta Medica Srl
                                                                100.0% - Affidea Medicenter Group Sr
                                                                100.0% - Iniziativa Medica S.R.L
                                                                    100.0% - Uni-X Medica Srl
                                                                        4.0% - Modena Medica Srl (96% owned by Iniziativa Medica)

                                                                     96.0%- Modena Medica Srl (4% owned by Uni-X Medica Srl)
                                                                100.0% - CDC SpA
                                                                100.0% - CDC Srl
                                                                100.0% - Medical Center Srl
                                                                100.0% - Medical Sport Center Srl
                                                                100.0% - NSL Srl
                                                                100.0% - Diamedica Centro Medico Srl
                                                                    100.0% - Centro Radiologico Palestro Srl
                                                        100.0% - Affidea Lab BV
                                                            100.0% - Laboratório de Análises Clinicas Fernão Magalhães, Lda
                                                                100.0% - Alves & Duarte Lda
                                                                100.0% - Hemobiolab LAC Lda
                                                                100.0% - Hormofuncional CHF Lda
                                                            100.0% - Icon Laboratories SRL
                                                        100.0% - Affidea Cancer Treatment Centres BV
                                                            100.0% - Affidea Onkoterapia Spzoo
                                                                71.0% - European Medical Partner SPzoo
                                                                    100.0% - Nu-Med Grupa S. A. Centrum Radioterapii I Onkologii
                                                                    100.0% - Nu-Med Centrum Diagnostyki I Terapii Onkologicznej Katowice Spzoo
                                                                    100.0% - Specjalistyczny Szpital Onkologiczny NU-MED Sp. z o. o.
                                                                        100.0% - Fundacja Nu-Med
                                                                    100.0% - Nu-Med Centrum Diagnostyki i Terapii Onkologicznej Zamość Sp.z o.o.
                                                                    100.0% - HQ Nu-Med Warszawa
                                                            100.0% - Affidea Development S.R.L.
                                                                100% - MedEuropa S.R.L.
                                                                100% - MedEuropa Investitii S.R.L.
                                                            100.0% - International Medical Centers Banja Luka
                                                            71.3% - Affidea Cancer Treatment Centers AG SA
                                                                100.0% - PSG Holding AG
                                                                    100.0% - Plastic Surgery Group

                                                                69.0%- Brust Zentrum AG SA (31% owned by Brust Zentrum Holding Holding AG SA)
                                                                100.0% - Brust Zentrum Holding AG SA
                                                                    31.0% Brust Zentrum AG SA (69% owned by Affidea Cancer Treatment Centers AG SA)
                                                                95.1% - Affidea Brust Zentrum Ticino SA
                                                             95.1% - EWRS Tibbi Cihazlar Ticaret Ltd Sti
                                                            99.99% - Ultra Goruntuleme Merkezi Anonim Sirketi
                                                             80.0% - Ygeia medical srl
                                                        100.0% - Affidea Group Kft
                                                        100.0% - Euromedic UK Ltd
                                                        100.0% - Affidea Ireland Ltd
                                                        100.0% - Affidea Finance Ireland Ltd
                                                        100.0% - Affidea US LLC
96.4% - Sofia Capital S.à r.l.
                            99.7% - Sofia InvestCo S.A.
                                100.0% - Sofia GP GmbH
                                11.9% - Sofia One GmbH & Co. KG
                                    0.6% - Sofia MasterCo S.A.
                                 62.0% - Sofia MasterCo S.A.(83.4% in capital)
                                        100.0% - Sofia TopCo S.à r.l.
                                            100.0% - Sofia HoldCo S.à r.l.
                                                 100.0% - Sofia MidCo S.à r.l.
                                                    100.0% - Sanoptis S.à r.l. (former Sofia Bidco S.á.r.l )
                                                    100.0% - Sanoptis GmbH
                                                        100.0% - MASG – Medizinische Abrechnungs – und Servicegesellschaft mbH
                                                        100.0% - nordBLICK Augenklinik Bellevue GmbH
                                                            85.0% - Wilhelminenhaus Kiel MVZ GmbH
                                                            90.0% - nordBLICK MVZ GmbH
                                                            70.0% - BEP Augenarzte MVZ GmbH
                                                        100.0% - Augenklinik Dr. Hoffman GmbH
                                                            100.0% - Augenkompetenz Zentrum Bremerhaven MVZ GmbH
                                                                66.6% - Augenarzte Braunschweig-Gottingen MVZ GmbH Ilka Trinitowski GbR
                                                             80.0% - Augenarzte Braunschweig-Gottingen MVZ GmbH
                                                                50.0% - Augenarzte Braunschweig-Gottingen MVZ GmbH Ilka Trinitowski GbR
                                                             70.0% - MVZ RHR Augenarzte GmbH

                                                             65.0% - MVZ Auregio GmbH
                                                            100.0% - MVZ i-care4u GmbH
                                                             70.0% - Augenzentrum Unna MVZ GmbH
                                                             80.0% - Augentagesklinik Zehlendorf MVZ GmbH
                                                             85.0% - Augerlin MVZ GmbH
                                                            100.0% - Berolina Augenzentren MVZ GmbH
                                                             75.0% - Sudblick GmbH
                                                             70.0% - Augenzentrum Muhldorf MVZ GmbH
                                                                100.0% - Augenklinik Muldorf GmbH
                                                             70.0% - Augenzentrum Oberstenfeld MVZ GmbH
                                                             80.0% - Augenblick Mannheim-Zentrum MVZ GmbH
                                                                63.5% - Augenblick Augenzentren GbR
                                                             80.0% - Augenblick Mannheim Sud MVZ GmbH
                                                                36.5% - Augenblick Augenzentren GbR
                                                             80.0% - Augenheilkunde Heidenheim Medinisches Versorgungszentrum GmbH
                                                                50.0% - Augenheilkunde Medinisches Versorgungszentrum Dillingen GbR
                                                             80.0% - Augenheilkunde Medinisches Versorgungszentrum Dillingen GmbH
                                                                50.0% - Augenheilkunde Medinisches Versorgungszentrum Dillingen GbR
                                                             80.0% - Mainblick Augenzentrum GmbH
                                                             75.0% - Augenblick Augenzentrum Reutlingen MVZ GmbH
                                                            100.0% - Augenzentrum an der Leine MVZ GmbH
                                                             51.0% - Augencentrum Koln MVZ GmbH
                                                                100.0% - AOC Augen OP CENTRUM PORZ GmbH
                                                             65.0% - Hanseblick MVZ GmbH
                                                            100.0% - MVZ Augencentrum Cuxhaven GmbH
                                                             60.0% - MVZ Weitblick GmbH
                                                            100.0% - Augenheilkunde und Augenchirurgie Bottrop MVZ GmbH
                                                             60.0% - Augentagesklinik am Rothenbaum RBC MVZ GmbH
                                                             80.0% - Avila Augenpraxisklinik MVZ GmbH
                                                             70.0% - Augenzentrum Brilon MVZ GmbH

                                                             51.0% - OCU PRO ® Augenärzte MVZ GmbH
                                                             65.0% - Rheinblick Augenzentrum GmbH
                                                             95.0% - Argus Augen MVZ GmbH
                                                             50.0% - Argus Augenklinik GmbH
                                                            100.0% - Oculent Contactlinsen GmbH
                                                             51.0% - uBAG Augenzentrum Pforzheim MVZ GmbH
                                                             51.0% - Augenzentrum am Numarkt MVZ GmbH
                                                                40.0% - Augentagesklinik Luneburger Heide GbR
                                                             51.0% - Augenzentrum Luneburg GmbH
                                                                60.0%- Augentagesklinik Luneburger Heide GbR
                                                            100.0% - Augenzentren Rhein-Ruhr GmbH
                                                             51.0% - AUGEN LOHR MVZ GmbH
                                                                90.0% - Augenärztliches Operationszentrum Buchen GbR
                                                                90.0% - Augenärztliches Operationszentrum Lohr-Miltenberg GbR
                                                            100.0% - Sanoptis I Unternehmensverwaltungs GmbH
                                                             77.5% - Belenus Augenzentrum MVZ GmbH
                                                         70.0% - Augenklinik Rendsburg GmbH
                                                            100.0% - Taxi and Transport Neuwerk GmbH
                                                             50.0% - Praxisgemeinschaft Augenklinik Rendsburg GbR
                                                             90.4% - Augenklinik Rendsburg MVZ GmbH
                                                                50.0% - Praxisgemeinschaft Augenklinik Rendsburg GbR
                                                    100.0% - Sanoptis AG
                                                        79.0% - Opthamed AG
                                                        79.0% - Augenzentrum Bahnhof Basel AG
                                                        75.0% - Eyeparc AG
                                                            100.0% - Dr. J. Menzi Augenarzt AG
                                                        80.0% - Berner Augenklinink Group AG
                                                            100.0%- Berner Augenklinik AG
                                                        60.0% - KammannEye AG
                                                        70.0% - Matia AG

                                                        70.0% - OP Zentrum Schaffhausen GmbH
                                                        51.0% - OpthaVisuell AG
                                                        51.0% - Augenarzt Schaffhausen AG
                                                        60.0% - Vue Group AG
                                                            90.0% - Vue Center Biel AG
                                                            90.0% - Vue Center Grenchen AG
                                                        80.0% - OMMA Augenklinik AG
                                                        80.0% - Augenarztpraxis + Tagesklinik Pfaffikon AG
                                                        66.6% - Skylight Beteiligungs – AG
                                                            100.0% - TAZZ AG
                                                             70.0% - Ambulante Augenchirurgie Zürich AG
                                                         85.0% - Augencentrum Zytglogge AG
                                                         96.3% - Tagesklinik im Eichgut AG
                                                         25.0% - Augenarztpraxis Dr. med. André Eugster AG
                                                         85.0% - Augenzentrum Winterthur AG
                                                        100.0% - Augenarztpraxis Dr. Hürzeler AG
                                                         90.0% - Clinique ViSionR SA
                                                    100.0% - Sanoptis Holding GmbH
                                                        74.9% - Augenzentrum Innsbruck 60 GmbH
                                                        75.0% - Augenlaserklinik Gmb
                                                    100.0% - Sanoptis Greece S.A.
                                                        80.0% - Laservison S.A.
                                                        60.0% - Ofthalmocheirourgiki A.E.
                                                    100.0% - Sanoptis Italia S.P.A.
                                                        65.0% - HICARE SURGERY S.r.l.
                                                        75.0% - ALSO S.R.L
                                                        60.0% - HEALTH CARE S.r.l
                                                        70.0% - Mediprogress S.r.l
                                                    100.0% - Sanoptis Espania SL
                                                        78.0% - Vista Sanchez Trancon, S.L.

                                                        75.0% - Bilboftal S. L.
                                                        80.0% - Assistencia Oftalmologica de Catalunya, S.L.
                                                        80.0% - Instituto Oftalmologico Clinsafa, S.L.
                                                        80.0% - Instituto Oftalmologico Integral, S.L.
                                                        80.0% - Laser Oftalmico Admiravision, S.L.

E.    Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
        100.0% - Power Pacific Corporation Limited
        100.0% - Power Pacific Equities Limited
100.0% - Power Communications Inc.

F.    Other PCC Companies

Power Corporation of Canada
    100.0% - 152245 Canada Inc.
    100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
    100.0% - 3121011 Canada Inc.
    100.0% - Power Communications Inc.
    100.0% - Power Corporation International
    100.0% - Power Corporation of Canada Inc.
    100.0% - 4524781 Canada Inc.
    100.0% - Square Victoria Communications Group Inc.
        100.0% - Gesca Ltee
            100.0% Gesca Holdings Inc.
                100.0% - Gesca Digital Inc.
            100.0% - 9214470 Canada Inc.
    100.0% - Square Victoria Digital Properties Inc.
    100.0% - Power Sustainable Capital Inc.
        100.0% - Power Sustainable China Corporation Ltd.
    100.0% - Power Sustainable Investment Management Inc.
    100.0% - Power Sustainable (Shanghai) Investment Management Co., Ltd.
        100.0% - Power Sustainable Infrastructure UK Credit Manager Ltd.
         74.7% - Power Sustainable Manager Inc.
            100.0% - 15963044 Canada Inc.
            100.0% - Power Sustainable Lios Inc.
                100.0% - Power Sustainable Lios GP I Inc.
                    100.0% - Lios Fund I LP
                    100.0% - PSL Investments Fund I LP
                    100.0% - PSL Investments I (US) LP
                    100.0% - Lios Fund I-A LP
                    100.0% - Lios Collector A1 GP Inc.
                    100.0% Lios Collector A1 LP
                100.0% - Power Sustainable Lios GP I (US) Inc.
                    100.0% - Lios Fund I (US) LP
                100.0% - Lios PBC Co-Invest Inc.
                    100.0% - Lios PBC Co-Invest LP
            100.0% - Power Sustainable Manager US, Inc.
                100.0% - Power Sustainable Infrastructure Credit , LLC
                    100.0% - Power Sustainable Infrastructure Credit Manager, L.P.
                    100.0% - PSIC Fund I GP, LLC

                        100.0% - Power Sustainable Infrastructure Credit Fund I (Onshore) Feeder, LP.
                        100.0% - Power Sustainable Infrastructure Credit Fund I (Onshore) L.P.
                            100.0% - PSIC Fund I HC, LP
                        100.0% - Power Sustainable Infrastructure Credit Fund I (Offshore) L.P.
                            100.0% - PSIC Offshore Blocker I, L.P.
                                100.0% - PSIC Non-U.S. Pooling I, L.P.
                                    100.0% - PSIC Non-U.S. CFC Blocker, L.P.
                            100.0% - PSIC U.S. Blocker I, Inc.
                                100.0% - PSIC U.S. Pooling I, L.P.
                        100.0% - PSIC Fund Investors, L.P.
                    100.0% - Power Sustainable Decarbonization, LLC
                        100.0% - Power Sustainable Decarbonization Manager, L.P.
                        100.0% - Power Sustainable Decarbonization GP, LLC
                            100.0% - Power Sustainable Decarbonization Investors, L.P.
                            100.0% - Power Sustainable Decarbonization Fund I, L.P.
            100.0% - Power Sustainable Energy Infrastructure Inc.
                100.0% - PSEIP US GP Inc.
                     100.0% - Power Sustainable Energy Infrastructure US Fund I LP
                         100.0% - Potentia Renewables US Holdings LLC
                    100.0% - Power Sustainable Energy Infrastructure US Fund II LP
                        100.0% - Nautilus US Power Holdco, LLC
                    100.0% - PSEIP US Feeder Fund I LP
                         100.0% - Power Sustainable Energy Infrastructure Canada I Inc.
                    100.0% - PSEIP Canada GP Inc.
                        100.0% - Power Sustainable Energy Infrastructure Canada Fund I LP
                            100.0% - Potentia Renewables Canada Holdings GP Inc.
                                100.0% - Potentia Renewables Canada Holdings LP
                        100.0% - PSEIP Canada Feeder Fund I LP
                            100.0% - Power Sustainable Energy Infrastructure US I LLC.
                        100.0% - PESIP Canada Feeder Fund II LP
                            100.0% Power Sustainable Energy Infrastructure US II LLC
                100.0% - PSEIP Carry Canada GP Inc.
                    100.0% - PSEIP Carry Canada LP
                    100.0% - PSEIP Carry Holding LP
                    100.0% - PSEIP Carry Holding US LP
                        100.0% - PSEIP Carry US Inc.
                100.0% - PSEIP Carry US GP Inc.
                100.0% - PSEIP Carry US LP
         25.0% (voting) - 9314-0093 Québec Inc.
        100.0% - Power Energy Corporation
            100.0% - Potentia Renewables Inc.
                 50.0% - Soluciones de Energia Alterna, S.L
                100.0% - Red Brick Wind GP Inc.
                100.0% - Red Brick Wind Limited Partnership
                100.0% - Golden South II GP Inc.
                100.0% - Golden South II Limited Partnership
                100.0% - PR Jenner Sponsor GP Inc.
                100.0% - PR Jenner Sponsor LP
                    100.0% - Jenner Wind 1 GP Inc.
                    100.0% - Jenner 1 Limited Partnership
                    100.0% - Jenner 2 GP Inc.
                    100.0% - Jenner 2 Limited Partnership
                    100.0% - Jenner 3 GP Inc.
                    100.0% - Jenner 3 Limited Parntership
                100.0% - Stirling Wind Project Ltd
                100.0% - Stirling Wind Project LP
                74.99%- Stirling Renewable Energy Limited Partnership.
                    100.0% - Potentia Solar Holdings II Limited Partnership
                        100.0% Potentia Solar Holdings Limited Partnership

                            100.0% - Schooltop Solar Limited Partnership
                                100.0% - TSPS (Portfolio 1) Limited Partnership
                                100.0% - TSPS (Portfolio 2) Limited Partnership
                            100.0% - PSI Solar Finance 1 Limited Partnership
                                100.0% - 2323953 Ontario Inc.
                            100.0% - MOM Guarantor Limited Partnership
                                100.0% - MOM Solar Limited Partnership
                            100.0% - PSI Solar Finance 5 Limited Partnership
                                100.0% - Potentia Solar 5 Limited Partnership
                                100.0% - Potentia Solar 6 Limited Partnership
                                100.0% - Potentia Solar 7 Limited Partnership
                                100.0% - MOM V Limited Partnership
                                100.0% - OSPS (002281 – 150 Abbeyhill) Limited Partnership
                                100.0% - OSPS (002273 – 3673 McBean) Limited Partnership
                                100.0% - OSPS (002334 – 159 Lorry Greenberg) Limited Partnership
100.0% - PSI Solar Finance 14 Limited Partnership
                            100.0% - Potentia Solar 14 Limited Partnership
                        100.0% - PSI Construction Agent 4 Limited Partnership
                        100.0% - PSI Finance 13 Limited Partnership
                            100.0% - Reliant First Nation GP Inc.
                            100.0% - Reliant (No. 1) Solar Holdings Inc.
                            100.0% - Metasolar Consultants Inc.
                            100.0% - Reliant First Nation Limited Partnership
                        100.0% - Potentia Energy Limited Partnership
                100.0% - PSI Construction Agent 2 Limited Partnership
                100.0% - PRI Construction Limited Partnership
                100.0% - PRI Consulting Limited Partnership
                100.0% - PSI Solar Finance (FIT 4) Limited Partnership
                        100.0% - Potentia Solar 9 Limited Partnership
                        100.0% - Potentia Solar 10 Limited Partnership
                        100.0% - Potentia Solar 11 Limited Partnership
                        100.0% - Potentia Solar 12 Limited Partnership
                100.0% - Potentia Solar Holdings GP Inc.
                    100.0% - PSI Finance 13 GP Inc.
                    100.0% - PSI Solar Finance 1 GP Inc.
                    100.0% - MOM Guarantor GP Inc.
                        100.0% - MOM Solar GP Inc.
                    100.0% - PSI Solar Finance 5 GP Inc.
                        100.0% - Potentia Solar 5 GP Inc.
                        100.0% - Potentia Solar 6 GP Inc.
                        100.0% - Potentia Solar 7 GP Inc.
                        100.0% - MSPC V General Partner Inc.
                    100.0% - PSI Solar Finance 14 GP Inc.
                        100.0% - Potentia Solar 14 GP Inc.
                    100.0% - AS GP Inc.
                        100.0% - TSPS (Portfolio 1) GP Inc.
                        100.0% - TSPS (Portfolio 2) GP Inc..
                    100.0% - PSI Construction Agent 4 GP Inc.
                100.0% - PSI Solar Finance (FIT 4) GP Inc.
                    100.0% - Potentia Solar 9 GP Inc.
                    100.0% - Potentia Solar 10 GP Inc.
                    100.0% - Potentia Solar 11 GP Inc.
                    100.0% - Potentia Solar 12 GP Inc.
                100.0% - PRI Construction Agent 2 GP Inc.
                100.0% - PRI Consulting GP Inc.
                100.0% - PRI Construction GP Inc.
                100.0% - Solarize Holdings GP Inc.

                100.0% - Solarize Holdings LP
                     100.0% - Solarize Services GP Inc.
                     100.0% - Solarize Services LP
                     100.0% - GS 2013 GP Inc.
                     100.0% - SE 2011 GP Inc.
                     100.0% - SE 2011 LP
                     100.0% - SE 2012 GP Inc.
                    49.985% - SE 2012 LP
                    49.985% - SE2 2013 LP
                     49.99% - SE 5 2013 LP
                     100.0% - QS1 2012 GP Inc.
                     49.98% - QS1 2012 LP
                     100.0% - QS4 2012 GP Inc.
                    49.985% - QS4 2012 LP
                     100.0% - QS15 2012 GP Inc.
                    49.985% - QS15 2012 LP
                     100.0% - SE2 2013 GP Inc.
                     100.0% - SE5 2013 GP Inc.
                     39.996% - SE7 2013 LP
                     100.0% - SE7 2013 GP Inc.
                     100.0% - SE9 2013 GP Inc.
                     100.0% - SE9 2013 LP
                     100.0% - Solarize Financial 2015 GP Inc.
                     100.0% - Solarize Financial 2015 LP
                     100.0% - Solexica Energy GP5 Inc.
                     100.0% - Solexica Energy LP 5
                        85.0% - Solexica Solar Brampton GP
                     100.0% - ME3 2012 GP Inc.
                    49.985% - ME3 2012 LP
                     100.0% - ME10 2012 GP Inc.
                     84.98% - ME10 2012 LP
                     100.0% - ME11 2012 GP Inc.
                    49.985% - ME11 2012 LP
                     100.0% - GS 2013 LP
                30.91% - Power Sustainable Energy Infrastructure Canada Fund I LP
                     100.0% - Potentia Renewables Canada Holdings GP Inc.
                        100.0% - Potentia Renewables Canada Holdings LP
                             50.0% - 13582175 Canada Inc.
                             50.0% - Kruger-Energy Saint-Paul Holding L.P.
                                50.0% - Commandite Kruger Energie Saint-Paul-de-Montminy
                                50.0% - Kruger Energie Saint-Paul-de-Montminy S.E.C.
                             50.0% - 13582167 Canada Inc.
                             50.0% - Kruger Energy Les Jardins Holdings L.P.
                                50.0% - Commandite Kruger Energie Les Jardins Inc.
                                50.0% - Kruger Energie Les Jardins S.E.C.
                            100.0% - Skyview BESS Holding GP Inc.
                            99.99% - Skyview BESS Holding LP
                                100.0% - PR Ontario BESS GP Inc.
                                89.991% - Skyview BESS Limited Partnership
                                    100.0% - Skyview BESS Inc
                            100.0% - Potentia NB GP Inc.
                            100.0% - Potentia NB LP
                                100.0% - Pokeshaw Windfam Limited Partnership
                            100.0% - Stirling Wind Project II Ltd.
                            100.0% - Stirling Wind Project II LP
                            100.0% - PR WS Sponsor GP Inc.
                            100.0% - PR WS Sponsor LP
                            100.0% - Wheatland Wind Project Ltd.
                            100.0% - Wheatland Wind Project LP

                            100.0% - Rose Valley Wind GP Inc.
                            100.0% - Rose Valley Wind LP
                            100.0% - 2866075 Ontario Inc.
                                100.0% - Oxley Wind Farm Inc.
                            100.0% - Ellershouse 3 GP Inc.
                            100.0% - Ellershouse 3 Wind Limited Partnership
                            100.0% - Panuke Lake GP Inc.
                            100.0% - Panuke Lake Wind GP Inc.
                            100.0% - Golden South Wind GP Inc
                            100.0% - Golden South Wind LP
                            100.0% - PR Canada Land Holdings GP Inc.
                            100.0% - PR Canada Land Holdings Limited Partnership
                             75.0% - Paintearth Wind Project Ltd.
                             75.0% - Paintearth Wind Project LP
                            100.0% - 5979359 Manitoba Ltd.
                            100.0% - 5956162 Manitoba Ltd.
                            100.0% - 5529442 Manitoba Ltd.
                            100.0% - Sequoia Loch Lomond Solar Energy LP
                             50.0% - Loch Lomond Wind Energy LP
                             50.0% - Sequoia Renewable Energy System LP
                            100.0% - Potentia Renewables 15 GP Inc.
                            100.0% - Potentia Renewables 15 Limited Partnership
                                100.0% - PRI Wind GP Trust
                                100.0% - PRI Wind LP
                                 50.0% - Affinity Wind GP Inc.
                                 50.0% - Affinity Wind LP
                                100.0% - PRI Solar GP Trust
                                100.0% - PRI RT Solar LP
                                    100.0% - PRI Industrial Solar (GP) Inc.
                                    84.90% - PRI Industrial Solar LP
                                     49.0% - LIFE Solar 1 Inc.
                                     49.0% - LIFE Solar 2 Inc.
                                     49.0% - LIFE Solar 3 Inc.
                            100.0% - Potentia Renewabes 16 GP Inc.
                            100.0% - Potentia Renewables 16 Limited Partnership
                                100.0% - PRI Solar Gardens Nominee Inc.
                                100.0% - PRI Solar Gardens GP Trust
                                100.0% - PRI Solar Gardens LP
                            100.0% - Potentia Renewables 17 GP Inc.
                                100.0% - 2366333 Ontario Inc.
                                100.0% - 2330049 Ontario Inc.
                                    100.0% - SunE Newboro 4 GP Corp.
                                    100.0% - SunE Welland Ridge GP Corp.
                                     50.0% - SunE Sky GP Erie Ridge Ltd.
                            100.0% - Potentia Renewables 17 Limited Partnership
                                100.0% - SunE Newboro 4 LP
                                100.0% - SunE Welland Ridge LP
                                 50.0% - SunE Sky Erie Ridge LP
                                 75.0% - Truro Heights Wind LP
                                    16.67% - 3285142 Nova Scotia Limited
                                 67.0% - Truro Heights Wind GP Ltd.
                                 49.0% - Truro-Milbrook Wind LP
                                    25.0% - 3285142 Nova Scotia Limited
                                 67.0% - Truro-Milbrook Wind GP Ltd.
                                 75.0% - Pockwock Wind LP
                                    41.67% - 3285142 Nova Scotia Limited
                                 67.0% - Pockwock Wind GP Ltd.
                                 49.0% - Whynotts Wind LP
                                    16.67% - 3285142 Nova Scotia Limited
                                 67.0% - Whynotts Wind GP Ltd.

                            100.0% - PR Development GP Inc.
                            100.0% - PR Development Limited Partnership
                                100.0% - PR Ontario BESS GP Inc.
                                100.0% - Creekside BESS Limited Partnership
                                100.0% - Heartland BESS Limited Partnership
                                100.0% - Amprior BESS Limited Partnership
                        100.0% - Essex Storage GP Inc.
                     49.9% - Essex Storage Limited Partnership
                    100.0% - Sa K-ekone Solar GP Inc.
                     49.0% - Sa K-ekone Solar Limited Partnership
                        100.0% - Potentia Renewables Saskatchewan Limited Partnership
                        100.0% - Potentia Renewables Saskatchewan GP Inc.
                            100.0% - Southern Springs Solar GP Inc.
                            100.0% - Southern Springs Solar LP
                        100.0% - Potentia Renewables 18 GP Inc.
                        100.0% - Potentia Renewables 18 Limited Partnership
                            100.0% - BrightRoof IP Ltd.
                            100.0% - BrightRoof GP Inc.
                                99.0% - BrightRoof II GP Inc.
                            100.0% - BrightRoof Solar Limited Partnership
                                49.9% - Metis Nation of Ontario – BrightRoof Solar Limited Partnership
                                    49.0% - JCM Solar G.P.1 Ltd.
                                    49.0% - Maxim Solar Power Corporation
                                    49.9% - Tenedors GP 1 Ltd.
                                    40.9% - GSC RP 1 LP
                                    49.9% - GSC RP 5 LP
                                    49.9% - GSC 6 LP
                        100.0% - Potentia Renewables 19 Inc.
                        100.0% - Potential Renewables 19 Limited Partnership
                            100.0% - Ernestown Holdings Inc.
                            100.0% - Ernestown Holdings Limited Partnership
                                44.99998% - Ernestown Windpark Limited Partnership
                                100.0% - Ernestown Windpark Inc.
                            100.0% - Maryvale Wind Inc.
                            100.0% - Maryvale Wind Limited Partnership
                            100.0% - Swift River Operations Limited
                            100.0% - Swift River Energy Limited
                            50.0001% - Swift River Limited Partnership
            100.0% - Potentia Renewables US Holdings Corp. f/k/a Potentia Solar Holdings Corp
                15.49% - Power Sustainable Energy Infrastructure US Fund I LP
                    100.0% - Potentia Renewables US Holdings LLC
                            100.0% - Musselshell Wind Holdings, LLC
                                100.0% - Musselshell Wind Project, LLC
                                100.0% - Musselshell Wind Project Two, LLC
                        95.0% - Potentia Stargell Holdco LLC
                            80.0% - Hyperion Holdco II, LLC
                                100.0% - IEP Tejas Verde, LLC
                            100.0% - Potentia US Battery Storage Holdings, LLC
                            100.0% - IEP Tejas Verde, LLC
                            100.0% - PR Damon, LLC
                        100.0% - PR Land Holdings, LLC
                            100.0% - PR Development LLC
                                100.0% - Banjo Solar Holdings Corp.
                                 49.0% - Kamaole Solar Holdings, LLC
                                    49.0% - Kamaole Solar, LLC
                            100.0% - PR Operating LLC
                                100.0% Potentia US Wind Fund 1, LLC
                                    95.00% - BSW US Holdings II, LLC
                                        100.0% Big Sky Wind, LLC

                                            100.0% - BSW DevCo, LLC
                            100.0% - Potentia US Solar Fund 3, LLC
                                50.0% - Desert Quartzite, LLC
                            100.0% - Potentia US Solar Fund 2, LLC
                                100.0% - CG Solar Blocker I LLC
                                    100.0% - CG Goldeney I, LLC
                                        100.0% - ConnectGen Goldfinger I LLC
                                            50.0% - Goldfinger Ventures LLC
                                                50.0% - 2019 SOL III LLC
                                                    50.0% - Windhub Solar A, LLC
                                                    50.0% - Sunshine Valley Solar, LLC
                                    100.0% - CG Solar Blocker II LLC
                                        100.0% - CG Goldeney II, LLC
                                            100.0% - ConnectGen Goldfinger II LLC
                                                50.0% - Goldfinger Ventures II, LLC
                                                    50.0% – 2019 SOL IV LLC
                                                        50.0% - Sun Streams LLC
                            100.0% - Potentia MN Solar Fund 1 Managing Member, LLC
                                65.0% - Potentia MN Solar Fund I, LLC
                                    100.0% - Minnesota Solar CSG 1, LLC
                                    100.0% - Minnesota Solar CSG 4, LLC
                                    100.0% - Minnesota Solar CSG 8, LLC
                                    100.0% - Minnesota Solar CSG 9, LLC
                                    100.0% - Minnesota Solar CSG 19, LLC
                                    100.0% - Minnesota Solar CSG 21, LLC
                100.0% - Potentia Renewable Developments, LLC
            100.0% - Power Energy Corporation US
                100.0% - Nautilus Solar Energy, LLC
                    100.0% - Nautilus Solar Solutions, LLC
                    100.0% - Nautilus Community Solar, LLC
                    30.25% - Power Sustainable Energy Infrastructure US Fund II LP
                        100.0% - Nautilus US Power Holdco, LLC
                            100.0% - Nautilus Solar Landco, LLC
                            100.0% - Nautilus LNTP Holdco, LLC
                            100.0% - Nautilus OH Development, LLC
                            100.0% - Nautilus MI Development, LLC
                            100.0% - Nautilus NM Development, LLC
                            100.0% - Nautilus WI Development, LLC
                            100.0% - Luna Rossa Malone Solar, LLC
                            100.0% - Luna Rossa Schodack Solar, LLC
                            100.0% - Yellow 23 LLC
                            100.0% - Yellow 22 LLC
                            100.0% - Chesapeake NE91 Solar, LLC
                            100.0% - Churchville Solar, LLC
                            100.0% - Westminster Solar, LLC
                            100.0% - Jacob’s Place Solar LLC
                            100.0% - Enterprise Road Solar LLC
                            100.0% - Odyssey Alpine Road Solar, LLC
                            100.0% - Odyssey Granite City Solar, LLC
                            100.0% - Odyssey Sonora Solar, LLC
                            100.0% - Odyssey Sandoval Solar Phase 2, LLC
                            100.0% - Odyssey St. Jacob Solar, LLC

                            100.0% - Odyssey St. John Solar, LLC
                            100.0% - Odyssey Viola Solar, LLC
                            100.0% - Lincoln HE33 Solar, LLC
                            100.0% - Carya Solar, LLC
                            100.0% - Clover Solar, LLC
                            100.0% - Lantana Solar Project, LLC
                            100.0% - Sedum Solar, LLC
                            100.0% - Ironside Lily Creek Solar, LLC
                            100.0% - Nautilus Castle Solar, LLC
                            100.0% - Great Lakes Peck Road Solar, LLC
                            100.0% - Great Lakes Michigan Solar, LLC
                            100.0% - Great Lakes 72nd Street Solar, LLC
                            100.0% - Great Lakes Wisconsin Solar, LLC
                            100.0% - Great Lakes Ohio Solar, LLC
                            100.0% - West Deming Solar Project, LLC
                            100.0% - USS Sand Solar LLC
                            100.0% - USS Valley Solar LLC
                            100.0% - TPE IL WI202, LLC
                            100.0% - TPE IL WI158, LLC
                            100.0% - Gregg Road Solar, LLC
                            100.0% - IL Solar Minonk Project1, LLC
                            100.0% - IL Solar Minonk Project2, 100.0% - USS Chandler Solar LLC
                            100.0% - Nautilus Solar Devco Holdings, LLC
                             99.0% - Nautilus Solar Devco Parent, LLC (1% owned by Nautilus Solar Devco Holdings, LLC)
                        100.0% - Nautilus Solar Construction Holdco, LLC
                            100.0% - Nautilus Solar Construction Seller, LLC
                            100.0% - Barnes Road Solar, LLC
                            100.0% - Barnes Road Solar West, LLC
                            100.0% - VP Road Solar, LLC
                            100.0% - VP Road Solar South, LLC
                            100.0% - Wolcott Hill Road Solar LLC
                            100.0% - Falcon Sheesley Solar, LLC
                            100.0% - St Lawrence County NY S2 LLC
                            100.0% - Moro Altamont Solar, LLC
                            100.0% - Luna Rossa Champlain Solar, LLC
                            100.0% - BD Solar Norridgewock LLC
                            100.0% - Spirit Presque Isle 1 Solar, LLC
                            100.0% - Spirit Presque Isle 2 Solar, LLC
                            100.0% - CGA Solar, LLC
                            100.0% - Chesapeake KE73 Solar, LLC
                            100.0% - Chesapeake SU94 Solar, LLC
                            100.0% - Chesapeake SU113 Solar, LLC
                            100.0% - Chesapeake SU163 Solar, LLC
                            100.0% - Chesapeake SU165 Solar, LLC
                            100.0% - Renew Solar RI Exeter Mail LLC
                            100.0% - Renew Solar RI Exeter Ten LLC
                            100.0% - Islander Solar, LLC
                            100.0% - Goose Haven Solar LLC
                            100.0% - Little Valentine Solar LLC
                            100.0% - Livingston Crossing Solar LLC
                            100.0% - Chesapeake Energy One, LLC
                            100.0% - Carroll County MD Solar, LLC
                            100.0% - Lincoln LI18 Solar, LLC
                            100.0% - Lincoln LI77 Solar, LLC
                            100.0% - Leeds Route 106 Solar LLC
                            100.0% - Gowans Road Solar LLC
                            100.0% - Maverick One, LLC
                            100.0% - Lincoln KA04 Solar, LLC

                    100.0% - Nautilus Solar Operations, LLC
                     99.0% - Nautilus Solar Opco Parent, LLC (1% owned by Nautilus Solar Operations, LLC)
                        100.0% - Nautilus Solar Term Holdco, LLC
                    100.0% - Nautilus Class B Member 2024, LLC
                    100.0% - Nautilus Owner 2024, LLC
                    100.0% - Nautilus FPF Sponsor Member, LLC [100.0% of Class B Membership Interests]
                    100.0% - Nautilus FPF Member, LLC
                    100.0% - BD Solar Limestone LLC
                    100.0% - BD Solar Masardis LLC
                    100.0% - BD Solar Nicolin LLC
                        100.0% Nautilus Issuer 2022 Holdco, LLC
                            100.0% - Nautilus Issuer 2022, LLC
                                100.0% - Nautilus Sponsor Member 2022, LLC
                                     100.0% - Nautilus Owner 2022, LLC [100.0% of Class B Membership Interests]
                                        100.0% - Tiffany Energy LLC
                                        100.0% - NSE AT01, LLC
                                        100.0% - NSE FA01 LLC
                                        100.0% - Washington WS03, LLC
                                        100.0% - Sturgeon Solar Gray, LLC
                                        100.0% - Vestal PS4 Solar, LLC (f/k/a) Pivot Solar 4, LLC)
                                        100.0% - Vestal PS7 Solar, LLC (f/k/a) Pivot Solar 7, LLC)
                                        100.0% - Vestal PS8 Solar, LLC (f/k/a) Pivot Solar 8, LLC)
                                        100.0% - Vestal PS1 Solar, LLC (f/k/a Pivot Solar 1, LLC)
                                        100.0% - Vestal PS3 Solar, LLC (f/k/a Pivot Solar 3, LLC)
                                        100.0% - Mavis Solar North Bridgton LLC (f/k/a BD Solar North Bridgton, LLC)
                                        100.0% - Mavis Oakland LLC (f/k/a BD Solar Oakland, LLC)
                                        100.0% - Wells Solar LLC
                                        100.0% - Fryeburg Solar, LLC
                                100.0% - VH Holdco I, LLC
                                    100.0% - VH WB Holdco, LLC
                                        100.0% - VH West Brookfield, LLC
                                100.0% - NSE Kam MM Holdco, LLC
                                    100.0% - Virgo KAM Holdco, LLC (100% Class B Units)
                                        100.0% - Lindstrom Solar LLC
                                        100.0% - Saint Cloud Solar LLC
                                        100.0% - Winsted Solar LLC
                                100.0% - NSE Goat Island MM Holdco, LLC
                                    100.0% - Virgo Goat Island Holdco, LLC (100% Class B Units)
                                        100.0% - Nautilus Goat Island Solar, LLC
                                100.0% - Nautilus Hopkins Hill MM Holdco, LLC
                                    100.0% - Hopkins Hill Solar Lessee LLC (1% pre-flip economic interest)
                                    100.0% - Hopkins Hill Solar Lessor Holdco LLC (90% economic interest)
                                        100.0% - TPE Hopkins Solar Holdings1, LLC
                                100.0% - Nautilus Mayflower Holdco, LLC

                                    100.0% - FFP Fund II Member1, LLC
                                        100.0% - FFP Fund II Partnership1, LLC
                                            100.0% - Hollygrove Solar, LLC
                                            100.0% - Howland Solar, LLC
                                            100.0% - Pearl Solar, LLC
                                            100.0% - Pearl Solar II, LLC
                                            100.0% - FFP NY Schagticoke Project1, LLC
                                            100.0% - FFP NY Schenectady Project1, LLC
                                            100.0% - FFP NY Watertown Project1, LLC
                                            100.0% - FFP NY Guilderland Project1, LLC
                                            100.0% - Aegis Solar, LLC
                                        100.0% - FFP Fund II Partnership2, LLC
                                            100.0% - FFP Bethlehem Project1, LLC
                                            100.0% - FFP BTC2 Project LLC
                                            100.0% - Strauss Solar, LLC
                                            100.0% - Dover Solar, LLC
                                            100.0% - Ellsworth Solar, LLC
                                            100.0% - Ellsworth Solar II, LLC
                                            100.0% - Frog Hollow Solar, LLC
                                            100.0% - Howell Solar, LLC
                                            100.0% - FFP Owings Mills Project1 LLC
                                            100.0% - FFP MD Snow Hill Project1 LLC
                                            100.0% - FFP MD PGC18 Project, LLC
                                            100.0% - FFP MD Solar Holdings, LLC
                            100.0% - Nautilus Holdco I, LLC
                                100.0% - NS Belle Mead, LLC
                                100.0% - NSE Barnstable HS Solar LLC
                                100.0% - NSE Duxbury Solar LLC
                                100.0% - NSE Solar #1032 LLC
                                100.0% - NSE Cape Cod Solar IV LLC
                                100.0% - NSE Mattacheese Solar LLC
                                100.0% - NSE Wixon Solar LLC
                                100.0% - Red Wing Solar 15 LLC
                                100.0% - Red Wing Solar 20 LLC
                                100.0% - SolarClub23 LLC
                                100.0% - Red Wing Solar 28, LLC
                                100.0% - SolarClub 35 LLC
                                100.0% - Vestal PS2 Solar, LLC
                                100.0% - Vestal PS14 Solar, LLC
                                100.0% - Vestal PS15 Solar, LLC
                                100.0% - Sturgeon Town House Solar, LLC
                        100.0% Nautilus Sponsor Member 2021 LLC
                            100.0% Sponsor Membership Interests - Nautilus Owner 2021, LLC
                                100.0% - Nautilus Owner 2021 (King) LLC
                                100.0% - Nautilus Sponsor Member, 2020 LLC
                                    40.0% - Nautilus Owner 2020, LLC
100.0% - Nautilus Owner 2020 (Beacon) LLC
                            100.0% - NSE Camber Solar PS13 LLC
                            100.0% - NSE Camber Solar PS12, LLC

                            100.0% - NSE Camber Solar PS11 LLC
                            100.0% - NSE Camber Solar PS6 LLC
                            100.0% - NSE Camber Solar PS5 LLC
                            100.0% - NSE Camber BH CSG2, LLC
                            100.0% - Mtn Solar 6 LLC
                            100.0% - NSE CroakerRenewables Inc.
                            100.0% - Bright Hill Solar LLC
                            100.0% - Bright Field Solar LLC
                            100.0% - River Valley Solar LLC
                            100.0% - Renew Solar RI Exeter Ten LLC
                            100.0%- Norridgewock Martin Stream Solar LLC
                            100.0% - Nautilus Solar Term Holdco LLC
                                100.0% - Nautilus FPF Sponsor Member, LLC
                                100.0% - Nautilus FPF Member, LLC
                            100.0% - Nautilus Lion Sponsor Member , LLC    100.0% - Nautilus Lion Member, LLC
                                100.0% - Sturgeon Quarry Solar, LLC (f/k/a ISM Solar Quarry, LLC)
                                100.0% - Casco Sidney Solar, LLC (f/k/a DB Solar Sidney LLC)
                                100.0% - Casco Standish Solar, LLC (f/ka BD Solar Standish, LLC)
                                100.0% - Meeting House Solar LLC
                                100.0% - SolarClub 10 LLC
                                100.0% - Bear One, LLC
                                100.0% - Sabattus SB01, LLC
                                100.0% - Red Wing Solar 3 LLC (f/k/a SolarClub 3 LLC)
                                100.0% - Vestal PS9 Solar, LLC
                                100.0% - Vestal PS10 Solar, LLC
                                100.0% - Sanford Solar, LLC
                            100.0% - Hanover Pike Solar, LLC
                            100.0% - VH Lordsburg Holdco, LLC
                                100.0% - Nautilus Solar Lordsburg, LLC
                            100.0% – VH Salem Holdco, LLC
                                100.0% - NS Salem Community College, LLC
                            100.0% - VH Kilroy Holdco, LLC
                                100.0% - VH Kilroy Solar, LLC
                            100.0% - VH BHA Holdco, LLC
                                100.0% - GES Megafourteen LLC
                            100.0% - Nautilus Atlantis II MM Holdco, LLC
                                100.0% - Nautilus Atlantis II Lessee Holdco, LLC
                                100.0% - Nautilus Atlantis II Lessor Holdco, LLC
                                    100.0% - Mustang One, LLC
                                    100.0% - Lion One, LLC
                                    100.0% - Ten Oaks Solar LLC
                                    100.0% - Red Wing Solar 30, LLC
                                    100.0% - Parker Place Solar LLC
                                    100.0% - Peterboro Road Solar, LLC
                                    100.0% - Casco Brewer Solar, LLC
                                    100.0% - Sturgeon Ryan Ranch Solar, LLC
                                    100.0% - Beech Road Solar, LLC
                                    100.0% - Comfort Solar, LLC
                                    100,0% - BD Solar Rangeley LLC
                                    100.0% - BD Solar North Anson LLC
                                    100.0% - Norridgewock Martin Stream Solar LLC
            49.62% - LMPG Inc.
                100.0% - Lumenpulse Lighting Corp.
                    100.0% - Sternberg Lanterns, Inc.
                    100.0% - Architectural LW Holdings, LLC
                        100.0% Palo Alto Lighting, LLC

                            100.0% Architectural Lighting Works, S.de R.L. de C.V.
                    100.0% - LMPG Holdings Inc.
                        80.0% Vode Lighting, LLC
                100.0% - Exenia s.r.l.
                 80.0% - CD/M2 Lightworks Corp
                 80.0% - Pa-Co Lighting Inc.
                100.0% - Lumca Inc.
                100.0% - Toronto Lightworks Inc.
                100.0% - Lumenpulse UK Limited
                    100.0% - Lumenpulse Alphaled Limited
            34.10% - The Lion Electric Company

G. Other PFC Companies

Power Financial Corporation
    100.0% - 4400003 Canada Inc.
    100.0% - 3411893 Canada Inc.
    100.0% - 3439453 Canada Inc.
    100.0% - 11249207 Canada Inc.
     0.85% - Clark Holding SE
     0.83% - Koho Financial Inc. (0.87% fully diluted)
     0.74% - Wealthsimple Financial Corp (0.64% equity)
.    100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
        57.36% - Wealthsimple Financial Corp. (52.48% equity)
            100.0% - Wealthsimple Inc.
            100.0% - Wealthsimple Advisor Services Inc.
            100.0% - Wealthsimple Investments Inc.
            100.0% - Wealthsimple Technologies Inc.
                100.0% - Wealthsimple US, Ltd.
                100.0% - Wealthsimple Technologies (Alberta) Inc.
                100.0% - 15711088 Canada Inc. (inactive)
            100.0% - Wealthsimple UK Ltd.(in liquidation)
            100.0% - SimpleTax Software Inc.
            100.0% - Wealthsimple Payments Inc
            100.0% - Wealthsimple Media Inc.
            100.0% - Wealthsimple Mortgage Services Inc.
            100.0% - Wealthsimple Labs Inc.
            100.0% - Wealthsimple Funds Holdco Inc.
                100.0% - Wealthsimple Private Credit Fund 1 GP Inc.
                    100.0% Wealthsimple Private Credit Fund 1 LP
                100.0% - Wealthsimple Private Credit Fund 1 Sub GP Inc.
                    100.0% Wealthsimple Private Credit Fund 1 Sub LP
        100.0% - Springboard II LP
            3.95% - Koho Financial Inc.

H.    Sagard Holdings & Portag3

Power Corporation of Canada
        100.0% - Power Financial Corporation
            68.174% - Great-West Lifeco Inc. (65% in voting)
                13.63% - Sagard Holdings Management Inc. (12.25% equity)
        100.0% - Sagard Holdings Participation Inc.
            100.0% - Sagard Holdings Inc.
                54.79% - Sagard Holdings Management Inc. (49.26% equity)
                    100.0% - Everwest Holdings Inc.
                        100.0% - EverWest Property Services, LLC
                        100.0% - EverWest Advisors LLC
                            100.0% - EW Manager, LLC

                        100.0% - EverWest Real Estate Investors, LLC
                            100.0% - EW Equity Plan, LLC
                    100.0% - Sagard Holdings Management Corp.
                         38.0% - Performance Equity Associates, LLC
                            100.0% - Performance Equity Management, LLC
                         40.0% - HalseyPoint Holdco, LLC
                            100.0% - HalseyPoint Asset Management, LLC
                        100.0% - Sagard Holdings Service Corp.
                        100.0% - Sagard Holdings Manager (US) LLC
                        100.0% - Sagard Senior Lending Partners Offshore GP LLC
                            100.0% - Sagard Senior Lending Partners Offshore LP
                            100.0% - Sagard Senior Lending Partners Holdings II LP
                        100.0% - Sagard Senior Lending Partners Offshore-U GP LLC
                            100.0% - Sagard Senior Lending Partners Offshore-U LP
                            100.0% - Sagard Senior Lending Partners Holdings II-U LP
                                100.0% - Sagard Senior Lending Partners Holdings II-U SPV
                                100.0% - Sagard Senior Lending Partners Holdings LLC
                        100.0% - Sagard Senior Lending Partners
                        100.0% - Sagard Senior Lending Partners Offshore Carried Interest LLC
                        100.0% - Sagard Senior Lending Partners Offshore Carried Interest-U LLC
                    100.0% - Sagard Senior Lending Partners-U GP Inc.
                        100.0% - Sagard Senior Lending Partners Holdings I-U LP
                        100.0% - Sagard Senior Lending Partners-U LP
                        100.0% - Sagard Senior Lending Partners Holdings-U GP Inc.
                            100.0% - Sagard Senior Lending Partners Holdings-U LP
                        100.0% - Sagard Senior Lending Partners RN-U LP
                    100.0% - Sagard UK Management Ltd.
                    100.0% - Sagard Holdings Manager GP Inc.
                        100.0% - Sagard Holdings Manager LP
                        100.0% - Sagard Holdings Wealth LP
                            60.31% - Grayhawk Wealth Holdings Inc. (56.99% fully diluted equity)
                            100.0% - Grayhawk Investment Strategies Inc.
                            100.0% - Grayhawk Wealth US Inc.
                        100.0% - Sagard Foundry Participation LP
                        100.0% - P3 Ventures Participation LP
                        100.0% - SHRP Participation LP
                        100.0% - Sagard Partner Pool LP
                        100.0% - Sagard Europe Participation LP
                        100.0% - P3 Ventures 2021 Participation LP
                        100.0% - Portage Capital Solutions Carried Interest LP
                        100.0% - Portage Web3 Fund I Carried Interest LP
                    100.0% - Sagard S.A.S.
                    100.0% - Sagard Holdings Manager (Canada) Inc.
                    100.0% - Sagard (MENA) Ltd
                    100.0% - Sagard Credit Partners GP, Inc.
                        100.0% - Sagard Credit Partners, LP
                    100.0% - Sagard Credit Partners II GP, Inc.
                        100.0% - Sagard Credit Partners II, LP
                        100.0% - Sagard Credit Partners II Carried Interest, LP
                    100.0% - Sagard Credit Partners (Cayman) GP, Inc.
                        100.0% - Sagard Credit Partners (Cayman), LP
                        100.0% - Sagard Credit Partners (Lone Star), LP
                    100.0% - Sagard Credit Partners II (Cayman) GP, LLC
                        100.0% - Sagard Credit Partners II (Cayman), LP
                        100.0% - Sagard Credit Partners II (US Investments), LP
                    100.0% - Sagard Credit Partners II SPV I GP, Inc.
                        100.0%- Sagard Credit Partners II SPV I, LP

                    100.0% - Sagard Credit Partners Carried Interest GP Inc.
                        100.0% - Sagard Credit Partners Carried Interest LP
                    100.0% - Sagard Private Credit GP Inc.
                        100.0% - Sagard Private Credit LP
                        100.0% - Sagard Private Credit Reverse Hybrid 1 LP
                        100.0% - Sagard Private Credit Reverse Hybrid 2 LP
                    100.0% - Sagard Private Credit Financing SPV I GP Inc.
                        100.0% - Sagard Private Credit Financing SPV 1 LP
                        100.0% - Sagard Private Credit Financing SPV 2 LP
                    100.0% - GL Ontario GP Inc.
                        100.0% - Great Lakes Ontario LP
                    100.0% - Sagard Private Equity Strategies GP Inc.
                        100.0% - Sagard Private Equity Strategies LP
                    100.0% -     Sagard Healthcare Royalty Partners GP LLC
                        100.0% - Sagard Healthcare Royalty Partners, LP
                        100.0% - Sagard Healthcare Partners (Delaware) LP
                            100.0% Sagard Healthcare Partners Funding SPE 1, LLC
                                100.0% - Sagard Healthcare Partners Funding Borrower SPE 1, LP
                                100.0% - Sagard Healthcare Partners Funding Borrower SPE 2, LP
                        100.0% - Sagard Healthcare Partners (Delaware) II LP
                        100.0% - Sagard Healthcare Partners (P-1) LP
                            100.0% - Sagard Healthcare Partners (US Blocker-1) LLC
                            100.0% - Sagard Healthcare Partners (US Blocker-2) LLC
                        100.0% - Sagard Healthcare Royalty Partners (Feeder ), LP
                        100.0% - Sagard Healthcare Royalty Partners (US Feeder), LP
                        100.0% - Sagard Healthcare Partners (892 Feeder), LP
                        100.0% - Sagard Healthcare Partners (892) Holdings, LP
                        100.0% - Sagard Healthcare Partners Holdings, LP
                    100.0% - Sagard Healthcare Partners (AIV-1) GP Inc.
                        100.0% - Sagard Healthcare Partners (AIV-1) LP
                    100.0% - Sagard Healthcare Partners (Europe) GP Limited
                        100.0% - Sagard Healthcare Partners (Europe) ILP
                    100.0% - Portag3 Ventures GP Inc.
                        100.0% - Portag3 Ventures Participation ULC
                        100.0% - Portag3 Ventures Participation Inc.
                        100.0% - Portag3 Ventures Participation US LP
                        100.0% - Portag3 Ventures II Affiliates GP Inc.
                            100.0% - Portag3 Ventures II Affiliates LP
                        100.0% - Portag3 Ventures LP
                            100.0% - Portag3 International Investments Inc.
                                1.03% - Albert Corporation
                                0.46% - Clark (FL Fintech E GmbH)
                            12.24% - Borrowell Inc.
                            35.17% - Diagram Ventures Limited Partnership
                             0.56% - Nesto Inc.
                    100.0% - Portag3 Ventures II GP Inc.
                        100.0% - Portage3 Ventures II LP
                        100.0% - Portag3 Ventures II Investments LP
                            100.0% - Portag3 Ventures II International Investments Inc.
                            12.20% - Albert Corporation
                             15.24% - Koho Financial Inc.
                            10.61% - Clark
                            12.52% - Socotra Inc.
                            17.09% - Fondeadora Inc.
                            11.89% - AlpacaDB, Inc.
                            21.17% - Pledg SAS
                            17.02% - Rose Technology Incorporated
                            15.80% - AtomicFI, Inc.

                            18.65% - Choosing Therapy Inc.
                            32.88% - Springboard III LP (Diagram Ventures Limited Partnership)
                            63.63% - Diagram Ventures II Limited Partnership
                            16.31% - Conquest Planning Inc.
                             9.12% - integrate AI Inc.
                            14.15% - Boosted.ai
                            10.72% - Hellas Direct
                             1.97% - Tallied Technologies Inc. (Founders Shares)
                             1.49% - 12835304 Canada Inc. (Conduit) (Founders Shares)
                             2.02% - 12835347 Canada Inc (Helika) (Founders Shares)
                             1.46% - 12837072 Canada Inc (Obeo) (Founders Shares)
                             1.98% - Choir Technologies Inc. (Founders Shares)
                             1.29% - ClearEstate (Founders shares)
                             2.23% - Conduit Blockchain Technologies Inc. (Founder shares)
                             5.74% - Novisto Inc (plus Founders shares)
                             3.78% - Pillar (Founders shares)
                            14.81% - Retirable, Inc (plus Founders shares)
                             1.62% - Skylight (Founders shares)
                             2.96% - Synctera Inc (plus Founders shares)
                             1.59% - Trice Technologies Inc (Founders Shares)
                             4.02% - Wingo Technologies Inc (Founders shares)
                    100.0% - Portag3 Ventures II International LP
                        100.0% - Portag3 Ventures II International (FI) LP
                        100.0% - Portag3 Ventures II Carried Interest LP
                        100.0% - Portag3 Ventures II Carried Interest US LP
                        100.0% - Portag3 Ventures II LP
                    100.0% - Portage Ventures III GP Inc.
                        100.0% - Portage Ventures III Carried Interest LP
                        100.0% - Portage Ventures III LP
                        100.0% - Portage Ventures III International LP
                        100.0% - Portage Ventures III Investments LP
                            11.25% - 12835304 Canada Inc. (Conduit)
                            10.94% - Covey IO Corp.
                            12.30% - Croissant Pay, Inc.
                            11.99% - GuarantR, Inc.
                            11.88% - KikOff Inc.
                            13.43% - Kontempo Holdings Limited
                            14.10% - LeapXpert Group
                            12.53% - Nesto Inc.
                             8.97% - HeyMirza Ltd.
                            11.47% - Loanstreet Inc.
                            19.20% - Wealthier Pty Ltd.(Pearler)
                            11.21% - Modular Technologies OÜ (Tumm)
                            18.18% - Tallied Technologies Inc.
                            10.28% - Angle Health, Inc.
                            31.16% - Notch Ordering Inc.
                            15.62% - Oat Financial, Inc.
                            10.52% - QUIN Technologies GmbH
                            12.48% - Mooncard
                            10.01% - Liquidity, Inc.
                            16.78% - Conduit Blockchain Technologies, Inc.
                            15.53% - Benepass, Inc.
                            17.67% - Brella Insurance Inc.
                            10.87% - Cover Tree Inc.
                            10.01% - Midas Technology Corp.
                             22.0% - Zeal (Puzzi Group Inc.)
                            10.11% - Zilo Technology Limited
                            11.28% - Haruko Limited
                            100.0% - Portage Ventures III BI LLC

                                14.47% - Valstro Holdings, LLC
                            15.31% - Faye
                        100.0% - Portage Ventures III Access Fund LP
                    100.0% - Portage Ventures IV GP Inc.
                        100.0%- PVBCI LP
                        100.0% - Portage Ventures IV Carried Interest LP
                        100.0% - Portage Ventures IV LP
                        100.0% - Portage Ventures IV International LP
                        100.0% - Portage Ventures IV Investments LP
                            11.25% - Formance, Inc.
                            16.67% - Seed Investor Holdings, Inc.
                    100.0% - PFTA I GP Inc.
                        100.0% - PFTA I LP
                        100.0% - Sagard PFTA Agregator LP
                     50.0% - Diagram Ventures GP Inc.
                        100.0% - Diagram Ventures, LP
                             5.75% - Nesto
                            16.21% - Retirable
                             6.63% - Novisto
                         50.0% - Diagram Ventures II GP Inc.
                        100.0% - Diagram Ventures II LP
                             6.63% - Novisto
                             4.84% - Synctera
                            11.70% - Baselane
                             9.71% - ClearEstate
                            12.74% - Conduit
                            11.75% - Tallied
                            11.35% - Helika
                            12.47% - Obeo
                            14.00% - Trice
                    50.0% - Diagram Ventures III GP Inc.
                        100.0% - Diagram Ventures III LP
                            14.00% - Trice
                            9.96% - Choir
                            14.59% - Katara AI (ex-Cortex)
                            16.79% - Axle Automation (ex-Hikari)
                            9.62% - Landjourney
                            18.81% - LoadLogic (ex-Freighstream)
                            3.63% - Walnut
                            20.23% - Policybook
                            10.17% - Coral
                        100.0% - Diagram Ventures III Carried Interest L.P.
                    50.0% - Diagram Opportunity GP Inc.
                        100.0% - Diagram Opportunity Fund Carried Interest LP
                        100.0% - Diagram Opportunity Fund I LP
                            8.46% - Synctera
                            0.90% - Albert
                            5.50% - Novisto
                            3.31% - Baselane
                            8.47% - ClearEstate
                            4.94% - Nesto
                            0.50% - Alpaca
                            0.10% - Wealthsimple
                        100.0% - Diagram SPV 5-24 LP
                            2.54% - Nesto
                    50.0% - Diagram ClimateTech GP Inc.
                        100.0% - Diagram ClimateTech Carried Interest L.P.
                            22.56% - Relion
                        100.0% - Diagram ClimateTech Fund L.P.
                            22.56% - Relion

                            17.86% - Lyteflo
                             1.80% - veritree
                             6.64% - Skyward
                    49.0% – Diagram Corporation (75.0% equity)
                    100.0% - Springboard III GP Inc.
                        100.0% - Springboard III LP
                    100.0% - Sagard Holdings GP, Inc.
                        100.0% - Sagard Holdings, L.P.
                            96.0% - 1069759 B.C. Unlimited Liability Company
                                91.6% - Integrated Fertility Holding, LLC
                    100.0% - Spadina GP Inc.
                        100.0% - Spadina Participation LP
                        100.0% - Spadina LP
                            3.82% - Wealthsimple Financial Corp. (3.30% equity)
                    100.0% - Sagard PE Canada GP Inc.
                        100.0% - Sagard Private Equity Canada LP
                            100.0% SPEC CL GP Inc.
                                51.25% SPEC CL Co-Invest LP
                                50.3433% - Courchesne, Larose Holding Inc.
                                    100.0% - Courchesne, Larose, Limitee
                            59.0% - SPEC Walter GP Inc.
                                100.0% - SPEC Walter LP
                                    38.71% - Groupe Lou-Tec Inc.
                                        100.0% Acces Location D’Equipements Inc.
                                        100.0% - Locations SSJ Inc.
                                        100.0% - MKS Equipements Inc.
                                        100.0% - Torcan Lift Equipment Ltd.
                            100.0% - SPEC NG Holding Inc.
                                31.24% - Norbec Group Inc.
                    36.7% - Sagard USRE Inc.
                    50.0% - Outremont Technologies Inc. (41.75% economic shares)
                        100.0% - Outremont Technologies Manager Ltd.
                        100.0% - Outremont Technologies GP Ltd.
                    100.0% - Sagard Senior Lending Partners GP Inc.
                        100.0% - Sagard Senior Lending Partners LP
                        100.0% - Sagard Senior Lending Partners Holdings GP Inc.
                            100.0% - Sagard Senior Lending Partners Holdings LP
                        100.0% - Sagard Senior Lending Partners Holdings I LP
100.0% - Sagard Senior Lending Partners Carried Interest GP Inc.
                        100.0% - Sagard Senior Lending Partners Carried Interest LP
                        100.0% - Sagard Senior Lending Partners Carried Interest-U LP
                    100.0% - Sagard Senior Lending Partners Offshore Carried Interest GP Inc.
                        100.0% - Sagard Senior Lending Partners Offshore Carried Interest LP
                        100.0% - Sagard Senior Lending Partners Offshore Carried Interest-U LP
100.0% - Sagard Senior Lending Partners Offshore-U GP Inc.
    100.0% - Sagard Senior Lending Partners RN Offshore-U LP
100.0% - Sagard Senior Lending Partners Offshore GP Inc.
                    100.0% - Portage Capital Solutions GP Inc.
                        100.0% - Portage Capital Solutions Fund I LP
                            14.77% - P97 Holdings, Inc.
                            16.23% - Theta Ray Ltd.
                        100.0% - Portage Capital Solutions Canada Fund I LP
                        100.0% - Portage Capital Solutions US Fund I LP
                        100.0% - Portage Capital Solutions International Fund I LP
                    100.0% - Portage Web3 I GP Inc.
                        100.0% - Portage Web3 Feeder Fund I LP
                        100.0% - Portage Web3 Master Fund I LP
                            100.0% - Portage Web3 Blocker Inc.
                    100.0% - PCS Arglass Co-Invest GP inc.

                        100.0% - PCS Arglass Co-Invest LP
                    100.0% - Mowat GP inc.
                        100.0% - Mowat Participation LP
                        100.0% Mowat LP
                            3.76% Koho Financial Inc.
             100.0% - Sagard USPF Inc.
        63.3% - Sagard USRE Inc.
                62.5% - Sagard-HalseyPoint CLO 8, Ltd.
          4.0% - 1069759 B.C. Unlimited Liability Company

Item 30. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Empower whereby Empower may indemnify a director, officer or controlling person of Empower against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article 109:
(1)“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or in any other capacity with, another person or an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)“Expenses” includes counsel fees.
(4)“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative, or investigative and whether formal or informal.
Section 7-109-102. Authority to indemnify directors.
(1)Except as provided in subsection (4) of this section, a corporation may indemnify an individual made a party to a proceeding, because the individual is or was a director, against liability incurred in the proceeding if:
(a)The individual's conduct was in good faith; and
(b)The individual reasonably believed:
(I)In the case of conduct in an official capacity with the corporation, that the conduct was in the corporation's best interests; and
(II)In all other cases, that the conduct was at least not opposed to the corporation's best interests; and
(c)In the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful.

(2)A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)The termination of a proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent does not, of itself, create a presumption that the director did not meet the relevant standard of conduct described in this section.
(4)A corporation may not indemnify a director under this section:
(a)In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct under subsection (1) of this section; or
(b)In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify an individual who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the individual was a party because the individual is or was a director, against reasonable expenses incurred by the individual in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)A corporation may, before final disposition of a proceeding, pay for or reimburse the reasonable expenses incurred by an individual who is a party to a proceeding because that person is a director if:
(a)The director delivers to the corporation a written affirmation of the director's good faith belief that;
(I)The director has met the relevant standard of conduct described in section 7-109-102; or
(II)The proceeding involves conduct for which liability has been eliminated under a provision in the articles of incorporation as authorized by section 7-102-102(2)(d); and
(b)The director delivers to the corporation a written undertaking, executed personally or on the director's behalf, to repay any funds advanced if the director is not entitled to mandatory indemnification under section 7-109-103 and it is ultimately determined under section 7-109-105 or 7-109-106 that the director has not met the relevant standard of conduct described in section 7-109-102.
(2)The undertaking required by subsection (1)(b) of this section is an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)Authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification or an advance of expenses to the court conducting the proceeding or to another court of competent jurisdiction. After receipt of an application and after giving any notice the court considers necessary, the court may order indemnification or an advance of expenses in the following manner:
(a)If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.
(b)If it determines that the director is entitled to indemnification or an advance of expenses under section 7-109-109(1), the court shall order indemnification or an advance of expenses, as applicable, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification or advance of expenses.

(c)If it determines that the director is fairly and reasonably entitled to indemnification or an advance of expenses in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1), failed to comply with section 7-109-104, or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification or advance of expenses as the court deems proper; except that the indemnification with respect to any proceeding in which liability has been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received.
(2)The determinations required by subsection (1) of this section must be made:
(a)If there are two or more disinterested directors, by the board of directors by a majority vote of all the disinterested directors, a majority of whom constitute a quorum for this purpose, or by a majority vote of a committee of the board of directors appointed by such a vote, which committee consists of two or more disinterested directors;
(b)By independent legal counsel selected in the manner specified in subsection (2)(a) of this section or, if there are fewer than two disinterested directors, by independent legal counsel selected by a majority vote of the full board of directors; or
(c)By the shareholders, but shares owned by or voted under the control of a director who at the time is not a disinterested director may not be voted on the determination.
(3)Authorization of indemnification and an advance of expenses must be made in the same manner as the determination that indemnification or an advance of expenses is permissible; except that, if the determination that indemnification or an advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and an advance of expenses must be made by the body that selected the counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)An officer is entitled to mandatory indemnification or an advance of expenses under section 7-109-103, and is entitled to apply for court-ordered indemnification or an advance of expenses under section 7-109-105, in each case to the same extent as a director.
(2)A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director.
(3)A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to such further extent as may be provided for by its articles of incorporation, bylaws, general or specific action of its board of directors or shareholders, or contract. This subsection (3) applies to an officer who is also a director if the basis on which the officer is made a party to the proceeding is an act or omission solely as an officer.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, agent, associate, employee, fiduciary, manager, member, partner, promoter, or trustee of, or in any other capacity with, another person or an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person's status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether the insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Variation by corporate action.
(1)A corporation may, by a provision in its articles of incorporation or bylaws or in a resolution adopted or a contract approved by its board of directors or shareholders, obligate itself in advance of the act or omission giving rise to a proceeding to provide indemnification in accordance with section 7-109-102 or advance funds to pay for or reimburse expenses in accordance with section 7-109-104. Such an obligatory provision;

(a)Satisfies the requirements for authorization, but not determination, referred to in section 7-109-106.
(b)That obligates the corporation to provide indemnification to the fullest extent permitted by law obligates the corporation to advance funds to pay for or reimburse expenses in accordance with section 7-109-104 to the fullest extent permitted by law, unless the provision specifically provides otherwise.
(2)A right of indemnification or to advances of expenses created by this article 109 or under subsection (1) of this section and in effect at the time of an act or omission must not be eliminated or impaired with respect to the act or omission by an amendment of the articles of incorporation or bylaws or a resolution of the board of directors or shareholders, adopted after the occurrence of the act or omission, unless, in the case of a right created under subsection (1) of this section, the provision creating the right and in effect at the time of the act or omission explicitly authorizes the elimination or impairment after the act or omission has occurred.
(3)A provision specified in subsection (1) of this section does not obligate the corporation to indemnify or advance expenses to a director of a predecessor of the corporation pertaining to conduct with respect to the predecessor, unless otherwise specifically provided. A provision for indemnification or an advance of expenses in the articles of incorporation, bylaws, or a resolution of the board of directors or shareholders of a predecessor of the corporation in a merger or in a contract to which the predecessor is a party, existing at the time the merger takes effect, is governed by section 7-90-204(1).
(4)Subject to subsection (2) of this section, a corporation may, by a provision in its articles of incorporation, limit any of the rights to indemnification or an advance of expenses created by or pursuant to this article 109.
(5)Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article 109 in connection with a proceeding by or in the right of the corporation, the corporation shall give notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, the corporation shall give the notice to the shareholders at or before the time the first shareholder signs a document consenting to the action.
Section 7-109-111. Exclusivity
A corporation may provide indemnification or an advance of expenses to a director or an officer only as permitted by this article 109.
Bylaws of Empower
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:
(a)“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)the person conducted himself or herself in good faith; and
(b)the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)with respect to the matter(s) giving rise to the proceeding:
i.the person conducted himself or herself in good faith; and
ii.the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
iii.in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
iv.if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.
ITEM 31. Principal Underwriter
(a)Empower Financial Services, Inc. (“Empower Financial Services”) is the distributor of securities of the Registrant. Including the Registrant, Empower Financial Services serves as distributor or principal underwriter for Empower Funds, Inc., an open-end management investment company, FutureFunds Series Account of Empower Annuity Insurance Company of America (“EAICA”), Retirement Plan Series Account of EAICA, Variable Annuity-8 Series Account of EAICA and Variable Annuity-8 Series Account of Empower Life & Annuity Insurance Company of New York (“ELAINY”). Empower Financial Services is also distributor of the following other investment companies: The Prudential Variable Contract Account-2; The Prudential Variable Contract Account-10; The Prudential Variable Contract Account-11; The Prudential Variable Contract Account-24; the Prudential Discovery Premier Group Variable Contract Account; the Prudential Discovery Select Group Variable Contract Account; and EAIC Variable Contract Account A.
(b)Directors and Officers of Empower Financial Services. Inc:

Name	Principal Business Address	Positions and Offices with Underwriter
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director & Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director & Executive Vice President
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, & Chief Executive Officer
R. Ettinger	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
J. Christolini	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
C. Craig	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
P. Patel	8515 East Orchard Road Greenwood Village, CO 80111	Secretary
A. Melton	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Secretary
B. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Secretary
A. Kavan	8515 East Orchard Road Greenwood Village, CO 80111	Assistant General Counsel
S. Barres	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
S. Cochran	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B. Upton	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c)Compensation From the Registrant. Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Empower Financial Services, Inc.	-0-	-0-	-0-	-0-
Item 32. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 33. Management Services
Not Applicable.
Item 34. Fee Representation
The Depositor, Empower Annuity Insurance Company of America, hereby undertakes and represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Empower Annuity Insurance Company of America.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado, on this 16th day of April, 2025.

FUTUREFUNDS SERIES ACCOUNT(Registrant)
By:	/s/ J.D. Kreider
J.D. Kreider Executive Vice President & Head of Empower Investments

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA (Depositor)
By:	/s/ J.D. Kreider
J.D. Kreider Executive Vice President & Head of Empower Investments
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 16, 2025
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	Director, President and Chief Executive Officer	April 16, 2025
Edmund F. Murphy III*
/s/ Robin Bienfait	Director	April 16, 2025
Robin Bienfait*
/s/ Marcel R. Coutu	Director	April 16, 2025
Marcel R. Coutu*
/s/ André R. Desmarais	Director	April 16, 2025
André R. Desmarais*
/s/ Paul G. Desmarais III	Director	April 16, 2025
Paul G. Desmarais III*
/s/ Gary A. Doer	Director	April 16, 2025
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 16, 2025
Gregory J. Fleming*
/s/ Claude Généreux	Director	April 16, 2025
Claude Généreux*
/s/ Jason P. Lawrence	Director	April 16, 2025
Jason P. Lawrence*
/s/ Alain Louvel	Director	April 16, 2025
Alain Louvel*
/s/ Paula B. Madoff	Director	April 16, 2025

Signature	Title	Date
Paula B. Madoff*
/s/ Paul A. Mahon	Director	April 16, 2025
Paul A. Mahon*
/s/ James P. O'Sullivan	Director	April 16, 2025
James P. O'Sullivan*
/s/ Robert L. Reynolds	Director	April 16, 2025
Robert L. Reynolds*
/s/ T. Timothy Ryan, Jr.	Director	April 16, 2025
T. Timothy Ryan, Jr.*
/s/ Jerome J. Selitto	Director	April 16, 2025
Jerome J. Selitto*
/s/ Dhvani Shah	Director	April 16, 2025
Dhvani Shah*
/s/ Brian E. Walsh	Director	April 16, 2025
Brian E. Walsh*
/s/ Christine Moritz	Executive Vice President & Chief Financial Officer	April 16, 2025
Christine Moritz*
/s/ Kara Roe	Corporate Controller	April 16, 2025
Kara Roe*

	/s/ Mike Knowles	*Attorney-in-fact pursuant to Power of Attorney	April 16, 2025
*By:	Mike Knowles